UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Emerging Markets Value Fund,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

Year Ended: October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

December 2022

Dear Shareholder,

For more than four decades, Dimensional has been innovating on behalf of investors, using financial science to pursue higher expected returns across a range of market conditions.

We start with what clients are seeking and determine how best to deliver strategies to meet those needs through a systematic approach designed to add value over indexing. Every day, we manage our strategies through a flexible process that allows us to consistently focus on reducing costs and controlling risks. We believe in sensible ideas that we can implement well. And we’re committed to continuing to enhance the investment solutions and services we provide to empower financial professionals.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
††	Security valued using significant unobservable inputs (Level 3).
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(D)	Non-Annualized
(E)	Annualized
(F)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Large Cap International Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2012-October 31, 2022

International Core Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Global Small Company Portfolio vs.

MSCI All Country World Small Cap Index (net dividends)

January 18, 2017-October 31, 2022

International Small Company Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Japanese Small Company Portfolio vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

Asia Pacific Small Company Portfolio vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

United Kingdom Small Company Portfolio vs.

MSCI United Kingdom Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

Continental Small Company Portfolio vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Real Estate Securities Portfolio vs.

S&P Global ex U.S. REIT Index (net dividends)

October 31, 2012-October 31, 2022

DFA Global Real Estate Securities Portfolio vs.

S&P Global REIT Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Small Cap Value Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends),

MSCI World ex USA Small Value Index (net dividends)

October 31, 2012-October 31, 2022

International Vector Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International High Relative Profitability Portfolio vs.

MSCI World ex USA Index (net dividends)

May 16, 2017-October 31, 2022

World Ex U.S. Value Portfolio vs.

MSCI All Country World ex USA Index (net dividends),

MSCI All Country World ex USA Value Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World Ex U.S. Core Equity Portfolio vs.

MSCI All Country World ex USA Index (net dividends)

April 9, 2013-October 31, 2022

World ex U.S. Targeted Value Portfolio vs.

MSCI All Country World ex USA Small Cap Index (net dividends),

MSCI All Country World ex USA SMID Value Index (net dividends)

November 1, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World Core Equity Portfolio vs.

MSCI All Country World Index (net dividends)

October 31, 2012-October 31, 2022

Selectively Hedged Global Equity Portfolio vs.

MSCI All Country World Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2012-October 31, 2022

Emerging Markets Small Cap Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Value Portfolio — Institutional Class vs.

MSCI Emerging Markets Index (net dividends),

MSCI Emerging Markets Value Index (net dividends)

October 31, 2012-October 31, 2022

Emerging Markets Value Portfolio — Class R2 vs.

MSCI Emerging Markets Index (net dividends),

MSCI Emerging Markets Value Index (net dividends)

October 31, 2012-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Core Equity Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2012-October 31, 2022

Emerging Markets Targeted Value Portfolio vs.

MSCI Emerging Markets Index (net dividends)

November 14, 2018-October 31, 2022

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets ex China Core Equity Portfolio vs.

MSCI Emerging Markets ex China Index (net dividends)

November 15, 2021-October 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Large Cap International Portfolio

The Large Cap International Portfolio invests in developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher profitability stocks within the large-cap segment of developed ex U.S. markets. As of October 31, 2022, the Portfolio held approximately 1,360 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -21.12% for the Portfolio and -22.04% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on lower relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed higher relative price (growth) stocks in developed ex U.S. markets.

International Core Equity Portfolio

The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 5,280 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -22.29% for the Portfolio and -22.04% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. Conversely, the Portfolio’s inclusion of and emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks, as small caps underperformed large caps.

Global Small Company Portfolio

The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of seven funds (which shall be collectively referred to below as the “Underlying Funds”) managed by Dimensional that individually invest in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex-Japan), and emerging markets. The Underlying Funds generally exclude stocks with the lowest profitability and highest relative price. The Underlying Funds also generally exclude certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Underlying Funds collectively held approximately 11,490 securities in 44 eligible developed and emerging markets.

For the 12 months ended October 31, 2022, total returns were -16.32% for the Portfolio and -22.02% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those stocks underperformed. The Underlying Funds’ exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

International Small Company Portfolio

The International Small Company Portfolio invests in developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex-Japan). The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Funds collectively held approximately 4,410 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -26.55% for the Portfolio and -29.13% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Funds’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as these stocks underperformed. The Master Funds’ exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

Japanese Small Company Portfolio

The Japanese Small Company Portfolio invests in Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Fund held approximately 1,750 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -23.79% for the Portfolio and -24.90% for the MSCI Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to performance relative to the benchmark, as did the Master Fund’s exclusion of stocks with high asset growth, as those stocks underperformed.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Fund held approximately 840 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -26.90% for the Portfolio and -24.10% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s emphasis on stocks with smaller market capitalizations, particularly in Australia, detracted from performance relative to the benchmark, as larger stocks held by the benchmark outperformed.

United Kingdom Small Company Portfolio

The United Kingdom Small Company Portfolio invests in small company stocks in the U.K. by purchasing shares of The United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Fund held approximately 310 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -33.62% for the Portfolio and -37.62% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Master Fund’s exclusion of stocks with high asset growth, as those securities underperformed.

Continental Small Company Portfolio

The Continental Small Company Portfolio invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Fund held approximately 1,170 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -29.26% for the Portfolio and -34.51% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Portfolio’s benchmark. Differences in size definitions between the Master Fund and the benchmark led to weight differences between countries, which contributed positively to performance relative to the benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as did the Master Fund’s exclusion of stocks with high asset growth, as those securities underperformed for the year.

Global Real Estate Market Review	12 Months Ended October 31, 2022

Publicly traded global real estate investment trusts (REITs) had negative returns for the period. Global REITs underperformed U.S. equities, performed in line with developed non-U.S. equities, and outperformed emerging markets equities. The U.S. REIT market, the world’s largest, had negative performance for the period and outperformed non-U.S. REITs. Among non-U.S. REIT markets, Turkey, Mexico, and Italy were among the strongest performers, while Korea, Belgium, and the UK lagged. At the REIT industry level, specialized REITs and hotel and resort REITs generally outperformed, while office and industrial REITs generally underperformed.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
Dow Jones U.S. Select REIT IndexSM	-19.97%
S&P Global ex U.S. REIT Index	-27.78%
S&P Global REIT Index	-22.02%

Source: Returns are of Standard and Poor’s (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2022. All rights reserved. Dow Jones and S&P have different REIT eligibility criteria which can result in performance differences across different indices representing the same region.

For Portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally contributed positively to the Portfolios’ relative performance.

DFA International Real Estate Securities Portfolio

The DFA International Real Estate Securities Portfolio invests in a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2022, the Portfolio held approximately 300 securities in 21 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -27.50% for the Portfolio and -27.78% for the S&P Global ex US REIT Index (net dividends), the Portfolio’s benchmark. Withholding tax rate differences between the Portfolio and the benchmark contributed positively to performance relative to the benchmark as the Portfolio’s actual tax rate was lower than the assumed tax rates of the benchmark.

DFA Global Real Estate Securities Portfolio

The DFA Global Real Estate Securities Portfolio invests in a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. During the period covered by this report, the Portfolio’s investments included the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2022, the Portfolio held, either directly or through the underlying portfolios, approximately 450 securities in 22 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -22.34% for the Portfolio and -22.02% for the S&P Global REIT Index (net dividends), the Portfolio’s benchmark. Differences in REIT eligibility between the Portfolio and the benchmark detracted from the Portfolio’s performance relative to the benchmark, most notably among tower REITs. The Portfolio includes tower REITs, which are excluded by the benchmark, and these securities generally underperformed.

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

DFA International Small Cap Value Portfolio

The DFA International Small Cap Value Portfolio invests in small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 2,010 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -20.53% for the Portfolio, -23.26% for the MSCI World ex USA Small Value Index (net dividends), and -29.13% for the MSCI World ex USA Small Cap Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI World ex USA Small Cap Index (net dividends) to the MSCI World ex USA Small Value Index (net dividends) because this index better reflects the universe of securities in which the Portfolio invests. With low relative price (value) stocks outperforming high relative price (growth) stocks, the

Portfolio’s focus on value stocks contributed positively to performance relative to the benchmarks. Additionally, the Portfolio’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks outperformed. The Portfolio’s exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as REITs generally underperformed.

International Vector Equity Portfolio

The International Vector Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio’s increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in developed ex U.S. markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 4,970 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -22.16% for the Portfolio and -22.04% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. Conversely, the Portfolio’s inclusion of and emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks, as small cap stocks underperformed large cap stocks.

International High Relative Profitability Portfolio

The International High Relative Profitability Portfolio invests in developed ex U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher profitability within the large cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2022, the Portfolio held approximately 520 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -23.22% for the Portfolio and -22.04% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on mid-cap stocks with high profitability detracted from performance relative to the benchmark, as mid-cap stocks generally underperformed large-cap stocks within high profitability stocks for the period.

World ex U.S. Value Portfolio

The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the “Underlying Funds”); or by a combination of securities and Underlying Funds. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio, directly and through the Underlying Funds, held approximately 5,840 securities in 43 eligible developed ex U.S. and emerging markets.

For the 12 months ended October 31, 2022, total returns were -16.23% for the Portfolio, -18.13% for the MSCI All Country World ex USA Value Index (net dividends), and -24.73% for the MSCI All Country World ex USA Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI All Country World ex USA Index (net dividends) to the MSCI All Country World ex USA Value Index (net dividends) because this index better reflects the universe of securities in which the Portfolio invests. The Underlying Funds’ focus on low relative price (value) stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed high relative price (growth) stocks globally.

World ex U.S. Targeted Value Portfolio

The World ex U.S. Targeted Value Portfolio invests in small- and mid-cap value stocks in developed ex U.S. and emerging markets, with an emphasis on those with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 5,200 securities in 42 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -21.77% for the Portfolio, -22.25% for the MSCI All Country World ex USA SMID Value Index (net dividends), and -27.75% for the MSCI All Country World ex USA Small Cap Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI All Country World ex USA Small Cap Index (net dividends) to the MSCI All Country World ex USA SMID Value Index (net dividends) because this index better reflects the universe of securities in which the Portfolio invests. With low relative price (value) stocks outperforming high relative price (growth) stocks in developed ex U.S. and emerging markets, the Portfolio’s focus on value stocks contributed positively to performance relative to the benchmarks.

World ex U.S. Core Equity Portfolio

The World ex U.S. Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 10,930 securities in 45 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -22.55% for the Portfolio and -24.73% for the MSCI All Country World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex U.S. and emerging markets.

World Core Equity Portfolio

The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. During the period covered by this report, the Portfolio’s investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and

Emerging Markets Core Equity Portfolio (collectively, the “Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Underlying Funds collectively held more than 14,760 equity securities in 46 eligible developed and emerging markets.

For the 12 months ended October 31, 2022, total returns were -16.62% for the Portfolio and -19.96% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks globally, the Underlying Funds’ greater emphasis on value stocks contributed positively to performance relative to the benchmark.

Selectively Hedged Global Equity Portfolio

The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. During the period covered by this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the “Underlying Funds”). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Underlying Funds collectively held approximately 14,750 securities in 46 eligible developed and emerging markets.

For the 12 months ended October 31, 2022, total returns were -13.65% for the Portfolio and -19.96% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks globally, the Underlying Funds’ greater emphasis on value stocks contributed positively to performance relative to the benchmark. The Portfolio’s strategy of selectively hedging foreign currency exposure also contributed positively to performance relative to the benchmark (which does not hedge currency exposure), as the U.S. dollar generally strengthened against the currencies to which the Portfolio had hedged its exposure.

Emerging Markets Portfolio

The Emerging Markets Portfolio invests in large-cap stocks in emerging markets by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap segment of emerging markets. As of October 31, 2022, the Master Fund held approximately 1,880 securities in 23 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -25.94% for the Portfolio and -31.03% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. The Master Fund’s emphasis on stocks with higher profitability also contributed positively to performance relative to the benchmark, as these stocks generally outperformed. At the country level, the Master Fund’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

Emerging Markets Small Cap Portfolio

The Emerging Markets Small Cap Portfolio invests in small company stocks in emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies that with high asset growth. The Master Fund’s investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Master Fund held approximately 5,150 securities in 20 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -22.57% for the Portfolio and -31.03% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Master Fund’s inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Master Fund’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio invests in value stocks of large and small companies in emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2022, the Master Fund held approximately 3,360 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -19.74% for the Portfolio’s Class R2 shares, -19.51% for the Portfolio’s Institutional Class shares, -25.21% for the MSCI Emerging Markets Value Index (net dividends) and -31.03% for the MSCI Emerging Markets Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI Emerging Markets Index (net dividends) to the MSCI Emerging Markets Value Index (net dividends) because this index better reflects the universe of securities in which the Master Fund invests. The Master Fund’s focus on low relative price (value) stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed high relative price (growth) stocks in emerging markets. At the country level, the Master Fund’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 6,830 securities in 23 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -25.06% for the Portfolio and -31.03% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Portfolio’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

Emerging Markets Targeted Value Portfolio

The Emerging Markets Targeted Value Portfolio invests in value stocks of small- and mid-cap companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the small- and mid-cap value segment of emerging markets. Additionally, the Portfolio generally excludes certain companies with high asset growth. As of October 31, 2022, the Portfolio held approximately 2,990 securities in 20 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2022, total returns were -21.40% for the Portfolio and -31.03% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on low relative price (value) stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Portfolio’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

Emerging Markets ex China Core Equity Portfolio

The Emerging Markets ex China Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, excluding China, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Portfolio held approximately 3,870 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

From its inception on November 15, 2021, through October 31, 2022, total returns were -20.16% for the Portfolio and -23.63% for the MSCI Emerging Markets ex China Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Portfolio’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2022
EXPENSE TABLES
	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$883.40	0.17%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$873.20	0.24%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$944.20	0.44%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.99	0.44%	$2.24
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$854.20	0.41%	$1.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.14	0.41%	$2.09
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$925.20	0.42%	$2.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$803.60	0.42%	$1.91
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$811.20	0.56%	$2.56
Hypothetical 5% Annual Return	$1,000.00	$1,022.38	0.56%	$2.85
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$836.20	0.42%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$786.00	0.27%	$1.22
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$805.60	0.24%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$862.50	0.46%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.89	0.46%	$2.35
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$871.50	0.36%	$1.70
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.36%	$1.84
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$875.00	0.30%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$877.40	0.40%	$1.89
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$857.90	0.30%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53
World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$854.90	0.52%	$2.43
Hypothetical 5% Annual Return	$1,000.00	$1,022.58	0.52%	$2.65
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$920.90	0.27%	$1.31
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$934.40	0.31%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.31%	$1.58
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$817.60	0.36%	$1.65
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.36%	$1.84
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$844.50	0.59%	$2.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.23	0.59%	$3.01
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$835.30	0.69%	$3.19
Institutional Class Shares	$1,000.00	$836.50	0.45%	$2.08
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.73	0.69%	$3.52
Institutional Class Shares	$1,000.00	$1,022.94	0.45%	$2.29
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$822.20	0.40%	$1.84
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$836.90	0.66%	$3.06
Hypothetical 5% Annual Return	$1,000.00	$1,021.88	0.66%	$3.36

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Emerging Markets ex China Core Equity Portfolio
Actual Fund Return	$1,000.00	$853.00	0.43%	$2.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.04	0.43%	$2.19

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	5.4%
Consumer Discretionary	11.0%
Consumer Staples	9.4%
Energy	7.9%
Financials	17.9%
Health Care	10.4%
Industrials	15.8%
Information Technology	6.9%
Materials	10.4%
Real Estate	1.5%
Utilities	3.4%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	38.8%
Real Estate	61.2%

100.0%

International High Relative Profitability Portfolio
Communication Services	7.8%
Consumer Discretionary	13.7%
Consumer Staples	10.7%
Energy	8.0%
Financials	4.9%
Health Care	13.4%
Industrials	17.8%
Information Technology	9.9%
Materials	11.4%
Real Estate	0.4%
Utilities	2.0%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	6.6%
Consumer Discretionary	10.5%
Consumer Staples	6.6%
Energy	5.7%
Financials	17.5%
Health Care	4.7%
Industrials	9.6%
Information Technology	19.1%
Materials	13.1%
Real Estate	3.0%
Utilities	3.6%

100.0%

International Core Equity Portfolio
Communication Services	5.3%
Consumer Discretionary	12.0%
Consumer Staples	7.7%
Energy	8.6%
Financials	16.4%
Health Care	7.3%
Industrials	18.3%
Information Technology	6.7%
Materials	12.4%
Real Estate	2.1%
Utilities	3.2%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	2.6%
Consumer Discretionary	11.2%
Consumer Staples	4.9%
Energy	11.2%
Financials	21.2%
Health Care	2.4%
Industrials	20.6%
Information Technology	4.1%
Materials	17.0%
Real Estate	3.6%
Utilities	1.2%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.4%
Consumer Discretionary	11.5%
Consumer Staples	7.2%
Energy	7.6%
Financials	16.7%
Health Care	6.8%
Industrials	15.6%
Information Technology	10.4%
Materials	12.8%
Real Estate	2.6%
Utilities	3.4%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.5%
Consumer Discretionary	11.4%
Consumer Staples	5.3%
Energy	3.6%
Financials	16.9%
Health Care	6.3%
Industrials	15.1%
Information Technology	12.9%
Materials	16.0%
Real Estate	6.3%
Utilities	2.7%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

International Vector Equity Portfolio
Communication Services	4.8%
Consumer Discretionary	11.3%
Consumer Staples	6.9%
Energy	8.5%
Financials	19.8%
Health Care	5.4%
Industrials	18.9%
Information Technology	6.2%
Materials	13.6%
Real Estate	2.3%
Utilities	2.3%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	3.7%
Consumer Discretionary	11.1%
Consumer Staples	5.4%
Energy	7.1%
Financials	17.6%
Health Care	4.3%
Industrials	20.1%
Information Technology	6.8%
Materials	17.7%
Real Estate	4.4%
Utilities	1.8%

100.0%

Emerging Markets ex China Core Equity Portfolio
Communication Services	5.1%
Consumer Discretionary	8.4%
Consumer Staples	6.6%
Energy	6.0%
Financials	18.6%
Health Care	4.2%
Industrials	9.6%
Information Technology	22.2%
Materials	14.3%
Real Estate	2.1%
Utilities	2.9%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.9%)
BHP Group Ltd.	697,375	$16,751,089	0.4%
# BHP Group Ltd., Sponsored ADR	298,208	14,260,307	0.3%
Commonwealth Bank of Australia	355,286	23,820,770	0.5%
CSL Ltd.	128,582	23,018,159	0.5%
National Australia Bank Ltd.	811,247	16,851,257	0.4%
Other Securities		247,757,155	5.0%

TOTAL AUSTRALIA		342,458,737	7.1%

AUSTRIA — (0.2%)
Other Securities		7,945,485	0.2%

BELGIUM — (0.9%)
Other Securities		44,594,579	0.9%

CANADA — (11.5%)
Bank of Montreal	161,778	14,896,518	0.3%
Canadian Natural Resources Ltd.	352,595	21,134,544	0.4%
Nutrien Ltd.	182,823	15,448,511	0.3%
# Royal Bank of Canada	247,435	22,893,663	0.5%
Royal Bank of Canada	206,240	19,071,013	0.4%
Suncor Energy, Inc.	535,689	18,422,345	0.4%
Toronto-Dominion Bank	286,785	18,351,372	0.4%
Other Securities		441,108,151	9.2%

TOTAL CANADA		571,326,117	11.9%

CHINA — (0.0%)
Other Securities		2,214,534	0.0%

DENMARK — (2.3%)
Novo Nordisk AS, Class B	461,515	50,181,103	1.0%
Novo Nordisk AS, Sponsored ADR	45,587	4,961,689	0.1%
Other Securities		58,458,479	1.3%

TOTAL DENMARK		113,601,271	2.4%

FINLAND — (1.2%)
Other Securities		59,105,619	1.2%

FRANCE — (9.1%)
Air Liquide SA	117,776	15,406,713	0.3%
Airbus SE	172,375	18,651,615	0.4%
L’Oreal SA	51,814	16,269,812	0.3%
LVMH Moet Hennessy Louis Vuitton SE	80,391	50,726,285	1.1%
Sanofi	213,213	18,348,641	0.4%
Schneider Electric SE	117,513	14,860,260	0.3%
TotalEnergies SE	869,523	47,435,393	1.0%
TotalEnergies SE, Sponsored ADR	18,895	1,034,879	0.0%
Vinci SA	167,106	15,379,926	0.3%
Other Securities		255,834,438	5.3%

TOTAL FRANCE		453,947,962	9.4%

GERMANY — (6.3%)
BASF SE	325,963	14,626,168	0.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Bayer AG	332,314	$17,473,412	0.4%
Deutsche Telekom AG	1,271,712	24,004,181	0.5%
Mercedes-Benz Group AG	320,152	18,530,894	0.4%
SAP SE	198,474	19,103,671	0.4%
Siemens AG	159,085	17,373,507	0.4%
Other Securities		200,252,255	4.1%

TOTAL GERMANY		311,364,088	6.5%

HONG KONG — (1.9%)
AIA Group Ltd.	3,249,000	24,610,493	0.5%
Other Securities		68,407,931	1.4%

TOTAL HONG KONG		93,018,424	1.9%

IRELAND — (0.7%)
# CRH PLC, Sponsored ADR	391,067	14,160,536	0.3%
Other Securities		21,979,488	0.5%

TOTAL IRELAND		36,140,024	0.8%

ISRAEL — (0.8%)
Other Securities		40,665,737	0.8%

ITALY — (2.0%)
Other Securities		102,080,542	2.1%

JAPAN — (19.8%)
KDDI Corp.	584,600	17,279,005	0.4%
Keyence Corp.	41,604	15,687,414	0.3%
Sony Group Corp.	367,700	24,795,715	0.5%
Toyota Motor Corp.	2,420,615	33,585,063	0.7%
Other Securities		897,341,143	18.6%

TOTAL JAPAN		988,688,340	20.5%

NETHERLANDS — (3.4%)
ASML Holding NV	30,871	14,481,052	0.3%
ASML Holding NV	82,305	38,882,528	0.8%
Other Securities		117,764,759	2.5%

TOTAL NETHERLANDS		171,128,339	3.6%

NEW ZEALAND — (0.3%)
Other Securities		17,028,804	0.4%

NORWAY — (0.9%)
Other Securities		43,483,751	0.9%

PORTUGAL — (0.2%)
Other Securities		11,374,446	0.2%

SINGAPORE — (1.1%)
Other Securities		52,708,342	1.1%

SPAIN — (2.0%)
Other Securities		97,372,177	2.0%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.6%)
Other Securities		$129,986,054	2.7%

SWITZERLAND — (7.8%)
ABB Ltd.	562,377	15,617,377	0.3%
Nestle SA	671,534	73,102,387	1.5%
Novartis AG	362,502	29,323,044	0.6%
Novartis AG, Sponsored ADR	229,302	18,603,271	0.4%
Roche Holding AG	7,438	3,019,010	0.1%
Roche Holding AG	205,381	68,145,030	1.4%
Other Securities		180,492,430	3.8%

TOTAL SWITZERLAND		388,302,549	8.1%

UNITED KINGDOM — (12.8%)
AstraZeneca PLC	126,555	14,848,966	0.3%
AstraZeneca PLC, Sponsored ADR	326,058	19,175,471	0.4%
# BP PLC, Sponsored ADR	637,244	21,207,497	0.4%
British American Tobacco PLC	446,549	17,635,759	0.4%
# Diageo PLC, Sponsored ADR	105,239	17,571,756	0.4%
Glencore PLC	3,343,533	19,168,702	0.4%
# HSBC Holdings PLC, Sponsored ADR	551,216	14,282,007	0.3%
# Rio Tinto PLC, Sponsored ADR	267,962	14,295,773	0.3%
Shell PLC	36,838	1,020,458	0.0%
Shell PLC, Sponsored ADR	1,101,940	61,300,922	1.3%
# Unilever PLC, Sponsored ADR	406,480	18,498,905	0.4%
Other Securities		418,796,480	8.6%

TOTAL UNITED KINGDOM		637,802,696	13.2%

TOTAL COMMON STOCKS		4,716,338,617	97.9%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		20,314,109	0.4%

TOTAL INVESTMENT SECURITIES (Cost $4,069,491,698)		4,736,652,726

		Value†
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	21,285,432	246,080,882	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $4,315,666,744)		$4,982,733,608	103.4%

As of October 31, 2022, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	263	12/16/22	$49,629,745	$51,061,450	$1,431,705

Total Futures Contracts			$49,629,745	$51,061,450	$1,431,705

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$20,281,436	$322,177,301	—	$342,458,737
Austria	—	7,945,485	—	7,945,485
Belgium	77,586	44,516,993	—	44,594,579
Canada	569,256,168	2,069,949	—	571,326,117
China	—	2,214,534	—	2,214,534
Denmark	4,961,689	108,639,582	—	113,601,271
Finland	—	59,105,619	—	59,105,619
France	2,677,737	451,270,225	—	453,947,962
Germany	11,627,562	299,736,526	—	311,364,088
Hong Kong	—	93,018,424	—	93,018,424
Irelan.	14,160,536	21,979,488	—	36,140,024
Israel	5,425,139	35,240,598	—	40,665,737
Italy	1,693,915	100,386,627	—	102,080,542
Japan	15,920,714	972,767,626	—	988,688,340
Netherlands	49,620,924	121,507,415	—	171,128,339
New Zealand	—	17,028,804	—	17,028,804
Norway	402,750	43,081,001	—	43,483,751
Portugal	—	11,374,446	—	11,374,446
Singapore	—	52,708,342	—	52,708,342
Spain	4,019,628	93,352,549	—	97,372,177
Sweden	—	129,986,054	—	129,986,054
Switzerland	43,020,945	345,281,604	—	388,302,549
United Kingdom	204,305,909	433,496,787	—	637,802,696
Preferred Stocks
Germany	—	20,314,109	—	20,314,109
Securities Lending Collateral	—	246,080,882	—	246,080,882
Futures Contracts**	1,431,705	—	—	1,431,705

TOTAL	$948,884,343	$4,035,280,970	—	$4,984,165,313

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.1%)
AUSTRALIA — (6.6%)
BHP Group Ltd.	4,074,214	$97,863,449	0.4%
# BHP Group Ltd., Sponsored ADR	1,283,423	61,373,288	0.2%
Commonwealth Bank of Australia	931,529	62,455,985	0.3%
National Australia Bank Ltd.	2,773,071	57,602,348	0.2%
Woodside Energy Group Ltd.	2,416,669	55,869,636	0.2%
Other Securities		1,456,544,194	5.5%

TOTAL AUSTRALIA		1,791,708,900	6.8%

AUSTRIA — (0.5%)
Other Securities		135,307,750	0.5%

BELGIUM — (1.2%)
Other Securities		321,830,389	1.2%

CANADA — (11.6%)
# Bank of Montreal	973,887	89,675,515	0.4%
# Canadian Natural Resources Ltd.	2,454,221	147,106,007	0.6%
National Bank of Canada	884,154	60,200,481	0.2%
Nutrien Ltd.	694,495	58,684,861	0.2%
# Royal Bank of Canada	725,121	67,091,057	0.3%
# Royal Bank of Canada	1,213,029	112,168,792	0.4%
Suncor Energy, Inc.	2,892,169	99,461,692	0.4%
Tourmaline Oil Corp.	1,205,985	67,949,799	0.3%
Other Securities		2,469,900,469	9.3%

TOTAL CANADA		3,172,238,673	12.1%

CHINA — (0.1%)
Other Securities		20,817,651	0.1%

DENMARK — (2.1%)
Novo Nordisk AS, Class B	891,477	96,931,408	0.4%
Novo Nordisk AS, Sponsored ADR	595,283	64,790,602	0.3%
Other Securities		420,688,017	1.5%

TOTAL DENMARK		582,410,027	2.2%

FINLAND — (1.5%)
Other Securities		411,217,134	1.6%

FRANCE — (7.4%)
LVMH Moet Hennessy Louis Vuitton SE	248,440	156,764,294	0.6%
Orange SA	7,384,067	70,354,742	0.3%
# TotalEnergies SE	4,096,102	223,456,089	0.9%
Vinci SA	723,766	66,613,213	0.3%
Other Securities		1,516,041,641	5.7%

TOTAL FRANCE		2,033,229,979	7.8%

GERMANY — (5.9%)
BASF SE	1,423,690	63,881,877	0.3%
Bayer AG	1,509,264	79,358,652	0.3%
Deutsche Telekom AG	6,078,458	114,733,846	0.5%
E.ON SE	7,301,301	61,140,973	0.2%
Mercedes-Benz Group AG	1,688,994	97,761,591	0.4%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$1,201,288,079	4.5%

TOTAL GERMANY		1,618,165,018	6.2%

HONG KONG — (1.9%)
AIA Group Ltd.	11,640,800	88,176,618	0.4%
Other Securities		420,768,433	1.6%

TOTAL HONG KONG		508,945,051	2.0%

IRELAND — (0.7%)
Other Securities		193,150,611	0.7%

ISRAEL — (1.1%)
Other Securities		290,161,312	1.1%

ITALY — (2.5%)
Eni SpA	4,317,248	56,701,518	0.2%
Stellantis NV	6,495,733	87,637,612	0.4%
Other Securities		527,984,980	2.0%

TOTAL ITALY		672,324,110	2.6%

JAPAN — (20.8%)
Hitachi Ltd.	1,314,685	59,652,266	0.3%
KDDI Corp.	2,362,200	69,819,474	0.3%
Sony Group Corp.	1,141,000	76,942,917	0.3%
Toyota Motor Corp.	7,546,470	104,704,247	0.4%
Other Securities		5,381,293,266	20.4%

TOTAL JAPAN		5,692,412,170	21.7%

NETHERLANDS — (3.0%)
# ASML Holding NV	127,591	59,851,227	0.2%
ASML Holding NV	182,526	86,228,933	0.3%
Koninklijke Ahold Delhaize NV	3,020,738	84,243,143	0.3%
Wolters Kluwer NV	586,422	62,312,331	0.2%
Other Securities		531,890,773	2.2%

TOTAL NETHERLANDS		824,526,407	3.2%

NEW ZEALAND — (0.4%)
Other Securities		107,098,777	0.4%

NORWAY — (1.0%)
Equinor ASA	1,582,273	57,648,090	0.2%
Other Securities		209,839,801	0.8%

TOTAL NORWAY		267,487,891	1.0%

PORTUGAL — (0.3%)
Other Securities		77,992,012	0.3%

SINGAPORE — (1.0%)
Other Securities		267,458,374	1.0%

SPAIN — (2.0%)
Repsol SA	4,909,248	66,787,692	0.3%
Telefonica SA	15,552,229	53,611,548	0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$439,132,304	1.6%

TOTAL SPAIN		559,531,544	2.1%

SWEDEN — (2.6%)
Other Securities		720,851,653	2.8%

SWITZERLAND — (7.3%)
# ABB Ltd.	3,085,634	85,688,979	0.3%
Nestle SA	1,728,150	188,124,338	0.7%
Novartis AG, Sponsored ADR	2,012,205	163,250,192	0.6%
Roche Holding AG	634,350	210,476,138	0.8%
Other Securities		1,350,704,803	5.2%

TOTAL SWITZERLAND		1,998,244,450	7.6%

UNITED KINGDOM — (12.6%)
Anglo American PLC	2,478,239	74,233,667	0.3%
BP PLC	11,071,577	61,254,620	0.2%
# BP PLC, Sponsored ADR	3,594,991	119,641,300	0.5%
Glencore PLC	17,549,994	100,615,323	0.4%
# HSBC Holdings PLC, Sponsored ADR	3,036,261	78,669,523	0.3%
Imperial Brands PLC	2,613,500	63,662,426	0.3%
# Rio Tinto PLC, Sponsored ADR	1,258,607	67,146,683	0.3%
Shell PLC, Sponsored ADR	3,855,807	214,498,543	0.8%
Other Securities		2,650,012,641	10.0%

TOTAL UNITED KINGDOM		3,429,734,726	13.1%

UNITED STATES — (0.0%)
Other Securities		8,564,035	0.0%

TOTAL COMMON STOCKS		25,705,408,644	98.1%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		124,130,155	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		2,288	0.0%

HONG KONG — (0.0%)
Other Security		1,200	0.0%

TOTAL RIGHTS/WARRANTS		3,488	0.0%

TOTAL INVESTMENT SECURITIES (Cost $25,579,746,667)		25,829,542,287

		Value†
SECURITIES LENDING COLLATERAL — (5.4%)
@§ The DFA Short Term Investment Fund	127,723,864	1,476,615,596	5.6%

TOTAL INVESTMENTS—(100.0%) (Cost $27,056,971,072)		$27,306,157,883	104.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2022, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,254	12/16/22	$237,568,175	$243,464,100	$5,895,925

Total Futures Contracts			$237,568,175	$243,464,100	$5,895,925

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$93,576,689	$1,698,129,372	$2,839	$1,791,708,900
Austria	485,980	134,821,770	—	135,307,750
Belgium	11,946,108	309,884,281	—	321,830,389
Canada	3,163,854,986	8,383,687	—	3,172,238,673
China	6,136,434	14,681,217	—	20,817,651
Denmark	64,790,602	517,619,425	—	582,410,027
Finland	11,027,487	400,189,647	—	411,217,134
France	26,286,560	2,006,921,075	22,344	2,033,229,979
Germany	38,273,094	1,579,891,924	—	1,618,165,018
Hong Kong	260,405	508,113,962	570,684	508,945,051
Ireland	43,399,387	149,751,224	—	193,150,611
Israel	23,848,066	266,313,246	—	290,161,312
Italy	7,092,442	665,231,668	—	672,324,110
Japan	99,590,987	5,592,821,183	—	5,692,412,170
Netherlands	141,851,447	682,674,960	—	824,526,407
New Zealand	242,879	106,855,898	—	107,098,777
Norway	5,642,396	261,845,495	—	267,487,891
Portugal	314,475	77,677,537	—	77,992,012
Singapore	40,661	267,245,237	172,476	267,458,374
Spain	7,924,954	551,606,590	—	559,531,544
Sweden	1,816,871	719,034,782	—	720,851,653
Switzerland	219,863,426	1,778,381,024	—	1,998,244,450
United Kingdom	740,200,484	2,689,491,454	42,788	3,429,734,726
United States	4,643,735	3,920,300	—	8,564,035
Preferred Stocks
Germany	—	124,130,155	—	124,130,155
Rights/Warrants
Australia	—	2,288	—	2,288
Hong Kong	—	1,200	—	1,200
Securities Lending Collateral	—	1,476,615,596	—	1,476,615,596
Futures Contracts**	5,895,925	—	—	5,895,925

TOTAL	$ 4,719,006,480	$ 22,592,236,197	$ 811,131^	$ 27,312,053,808

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,253,645	$51,474,667
Investment in The Continental Small Company Series of The DFA Investment Trust Company		9,029,892
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		8,941,424
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		5,401,958
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		2,954,230
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		2,762,973
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,315,196

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $79,349,948)		$82,880,340

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$82,880,340	—	—	$82,880,340

TOTAL	$82,880,340	—	—	$82,880,340

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.3%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$3,721,052,938
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,247,239,833
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,173,860,681
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,146,678,426
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		961,398,453

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$9,250,230,331

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 3.010% (Cost $60,673,803)	60,673,803	60,673,803

TOTAL INVESTMENTS — (100.0%) (Cost $10,083,101,056)		$9,310,904,134

As of October 31, 2022, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	282	12/16/22	$52,337,807	$54,750,300	$2,412,493

Total Futures Contracts			$52,337,807	$54,750,300	$2,412,493

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,250,230,331	—	—	$9,250,230,331
Temporary Cash Investments	60,673,803	—	—	60,673,803
Futures Contracts**	2,412,493	—	—	2,412,493

TOTAL	$9,313,316,627	—	—	$9,313,316,627

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$267,616,503

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$267,616,503

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$230,258,109

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$230,258,109

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$18,405,761

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$18,405,761

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$616,480,091

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$616,480,091

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (19.3%)
Charter Hall Group	5,556,846	$46,126,501	1.0%
Dexus	12,663,151	63,101,769	1.4%
Goodman Group	19,802,843	215,468,888	4.8%
GPT Group	22,010,883	60,828,518	1.4%
†† GPT Group	38,018,670	114,298	0.0%
Mirvac Group	45,916,507	60,837,775	1.4%
Scentre Group	60,755,944	113,068,070	2.5%
Stockland	27,777,850	64,002,904	1.4%
Vicinity Ltd.	44,636,710	55,646,940	1.3%
Other Securities		215,658,507	4.9%

TOTAL AUSTRALIA		894,854,170	20.1%

BELGIUM — (3.1%)
Aedifica SA	421,895	32,174,865	0.7%
# Cofinimmo SA	360,138	29,868,198	0.7%
Warehouses De Pauw CVA	1,692,699	43,444,676	1.0%
Other Securities		38,958,763	0.9%

TOTAL BELGIUM		144,446,502	3.3%

CANADA — (5.5%)
# Canadian Apartment Properties REIT	956,292	29,614,974	0.7%
# RioCan Real Estate Investment Trust	1,707,034	24,320,865	0.5%
Other Securities		201,601,360	4.5%

TOTAL CANADA		255,537,199	5.7%

CHINA — (0.1%)
Other Securities		5,936,930	0.1%

FRANCE — (3.6%)
Covivio	563,975	30,196,121	0.7%
Gecina SA	512,893	45,726,482	1.0%
Klepierre SA	2,407,296	48,382,433	1.1%
Other Securities		43,851,844	1.0%

TOTAL FRANCE		168,156,880	3.8%

GERMANY — (0.2%)
Other Security		8,314,393	0.2%

HONG KONG — (3.7%)
Link REIT	24,349,827	143,922,397	3.2%
Other Securities		27,041,684	0.6%

TOTAL HONG KONG		170,964,081	3.8%

IRELAND — (0.1%)
Other Security		5,939,219	0.1%

ITALY — (0.1%)
Other Security		2,378,527	0.1%

JAPAN — (25.6%)
Activia Properties, Inc.	8,378	24,816,095	0.6%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (Continued)
Advance Residence Investment Corp.	15,568	$36,244,836	0.8%
Daiwa House REIT Investment Corp.	26,015	52,505,949	1.2%
GLP J-Reit	51,948	53,874,350	1.2%
Japan Hotel REIT Investment Corp.	52,856	27,847,536	0.6%
Japan Metropolitan Fund Invest	83,690	61,656,874	1.4%
Japan Prime Realty Investment Corp.	10,123	27,492,493	0.6%
Japan Real Estate Investment Corp.	14,931	62,565,179	1.4%
Nippon Building Fund, Inc.	18,583	82,605,957	1.9%
Nippon Prologis REIT, Inc.	25,579	53,672,217	1.2%
Nomura Real Estate Master Fund, Inc.	49,895	56,921,787	1.3%
Orix JREIT, Inc.	30,668	41,144,686	0.9%
# Sekisui House Reit, Inc.	50,622	27,277,248	0.6%
United Urban Investment Corp.	35,634	37,701,753	0.8%
Other Securities		540,290,191	12.2%

TOTAL JAPAN		1,186,617,151	26.7%

MALAYSIA — (0.5%)
Other Securities		22,357,021	0.5%

MEXICO — (2.0%)
Fibra Uno Administracion SA de CV	33,891,372	39,565,307	0.9%
Other Securities		52,585,411	1.2%

TOTAL MEXICO		92,150,718	2.1%

NETHERLANDS — (2.2%)
#* Unibail-Rodamco-Westfield	6,534,333	15,361,581	0.4%
* Unibail-Rodamco-Westfield	1,143,546	54,043,496	1.2%
Other Securities		30,875,241	0.7%

TOTAL NETHERLANDS		100,280,318	2.3%

NEW ZEALAND — (1.3%)
Other Securities		58,283,644	1.3%

SINGAPORE — (10.2%)
# CapitaLand Ascendas REIT	40,054,380	74,108,243	1.7%
CapitaLand Integrated Commercial Trust	60,346,311	80,088,840	1.8%
Frasers Logistics & Commercial Trust	32,823,633	25,510,033	0.6%
Mapletree Industrial Trust	22,971,658	35,719,257	0.8%
# Mapletree Logistics Trust	38,481,647	41,301,170	0.9%
Mapletree Pan Asia Commercial Trust	25,357,006	28,455,859	0.6%
Other Securities		187,574,331	4.2%

TOTAL SINGAPORE		472,757,733	10.6%

SOUTH AFRICA — (1.9%)
# Growthpoint Properties Ltd.	39,459,664	27,826,389	0.6%
Other Securities		60,278,017	1.4%

TOTAL SOUTH AFRICA		88,104,406	2.0%

SOUTH KOREA — (0.2%)
Other Securities		10,133,289	0.2%

SPAIN — (1.2%)
Merlin Properties Socimi SA	3,784,812	32,082,241	0.7%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$22,364,456	0.5%

TOTAL SPAIN		54,446,697	1.2%

TAIWAN — (0.3%)
Other Securities		14,548,960	0.3%

TURKEY — (0.4%)
Other Securities		19,393,016	0.4%

UNITED KINGDOM — (12.9%)
Big Yellow Group PLC	2,268,487	29,189,892	0.7%
British Land Co. PLC	11,252,563	47,203,244	1.1%
Derwent London PLC	1,239,724	30,682,288	0.7%
Land Securities Group PLC	8,760,590	57,284,485	1.3%
LondonMetric Property PLC	12,296,949	26,369,879	0.6%
Safestore Holdings PLC	2,769,829	28,696,480	0.6%
Segro PLC	15,068,209	135,613,869	3.1%
Tritax Big Box REIT PLC	23,378,269	37,590,912	0.8%
UNITE Group PLC	4,193,305	42,834,393	1.0%
Other Securities		164,025,697	3.6%

TOTAL UNITED KINGDOM		599,491,139	13.5%

TOTAL COMMON STOCKS (Cost $5,316,255,361)		4,375,091,993	98.3%

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	22,487,650	259,979,719	5.8%

TOTAL INVESTMENTS—(100.0%) (Cost $5,576,312,168)		$4,635,071,712	104.1%

As of October 31, 2022, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	213	12/16/22	$39,773,173	$41,353,950	$1,580,777

Total Futures Contracts			$39,773,173	$41,353,950	$1,580,777

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$264,342	$894,475,530	$114,298	$894,854,170
Belgium	—	144,446,502	—	144,446,502
Canada	255,537,199	—	—	255,537,199
China	—	5,936,930	—	5,936,930

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
France	—	$168,156,880	—		$168,156,880
Germany	—	8,314,393	—		8,314,393
Hong Kong	—	170,964,081	—		170,964,081
Ireland	—	5,939,219	—		5,939,219
Italy	—	2,378,527	—		2,378,527
Japan	—	1,186,617,151	—		1,186,617,151
Malaysia	—	22,357,021	—		22,357,021
Mexico	$92,150,718	—	—		92,150,718
Netherlands	—	100,280,318	—		100,280,318
New Zealand	—	58,283,644	—		58,283,644
Singapore	—	472,757,733	—		472,757,733
South Africa	—	88,104,406	—		88,104,406
South Korea	—	10,133,289	—		10,133,289
Spain	—	54,446,697	—		54,446,697
Taiwan	—	14,548,960	—		14,548,960
Turkey	—	19,393,016	—		19,393,016
United Kingdom	—	599,491,139	—		599,491,139
Securities Lending Collateral	—	259,979,719	—		259,979,719
Futures Contracts**	1,580,777	—	—		1,580,777

TOTAL.	$349,533,036	$4,287,005,155	$114,298	^	$4,636,652,489

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (59.7%)
UNITED STATES — (59.7%)
#	Alexandria Real Estate Equities, Inc.	647,118	$94,026,245	1.2%
#	American Homes 4 Rent, Class A	1,320,901	42,189,591	0.5%
	American Tower Corp.	1,939,983	401,945,078	5.1%
	Apartment Income REIT Corp.	693,847	26,664,542	0.3%
	AvalonBay Communities, Inc.	595,358	104,259,093	1.3%
	Boston Properties, Inc.	625,689	45,487,590	0.6%
	Brixmor Property Group, Inc.	1,329,571	28,333,158	0.4%
	Camden Property Trust	442,654	51,148,670	0.7%
	Crown Castle, Inc.	1,840,638	245,283,420	3.1%
#	CubeSmart	917,306	38,407,602	0.5%
	Digital Realty Trust, Inc.	1,197,763	120,075,721	1.5%
	EastGroup Properties, Inc.	172,932	27,096,715	0.3%
	Equinix, Inc.	386,875	219,141,475	2.8%
	Equity LifeStyle Properties, Inc.	734,982	47,009,449	0.6%
	Equity Residential	1,579,900	99,565,298	1.3%
	Essex Property Trust, Inc.	277,372	61,643,153	0.8%
	Extra Space Storage, Inc.	569,724	101,091,827	1.3%
#	Federal Realty Investment Trust	317,280	31,404,374	0.4%
	First Industrial Realty Trust, Inc.	583,397	27,787,199	0.4%
	Gaming & Leisure Properties, Inc.	1,020,218	51,133,326	0.6%
	Healthcare Realty Trust, Inc., Class A	1,599,116	32,510,028	0.4%
	Healthpeak Properties, Inc.	2,267,390	53,805,165	0.7%
	Host Hotels & Resorts, Inc.	2,986,477	56,384,686	0.7%
#	Invitation Homes, Inc.	2,588,181	82,019,451	1.0%
#	Iron Mountain, Inc.	1,222,372	61,204,166	0.8%
	Kimco Realty Corp.	2,602,365	55,638,570	0.7%
	Lamar Advertising Co., Class A	383,771	35,395,199	0.5%
#	Life Storage, Inc.	356,502	39,432,631	0.5%
#	Medical Properties Trust, Inc.	2,519,997	28,853,966	0.4%
	Mid-America Apartment Communities, Inc.	490,009	77,151,841	1.0%
	National Retail Properties, Inc.	748,456	31,457,606	0.4%
#	Omega Healthcare Investors, Inc.	1,017,510	32,336,473	0.4%
	Prologis, Inc.	3,920,213	434,163,557	5.5%
	Public Storage	672,049	208,167,178	2.6%
	Realty Income Corp.	2,508,477	156,202,845	2.0%
	Regency Centers Corp.	682,674	41,308,580	0.5%
	Rexford Industrial Realty, Inc.	699,123	38,647,519	0.5%
	SBA Communications Corp.	465,813	125,722,929	1.6%
	Simon Property Group, Inc.	1,375,574	149,910,054	1.9%
	Spirit Realty Capital, Inc.	553,969	21,510,624	0.3%
	STAG Industrial, Inc.	687,773	21,726,749	0.3%
#	STORE Capital Corp.	1,120,845	35,642,871	0.5%
	Sun Communities, Inc.	506,508	68,302,604	0.9%
	UDR, Inc.	1,343,079	53,400,821	0.7%
	Ventas, Inc.	1,679,645	65,724,523	0.8%
#	VICI Properties, Inc.	3,442,758	110,237,096	1.4%
	Welltower, Inc.	1,919,936	117,192,893	1.5%
	WP Carey, Inc.	863,529	65,887,263	0.8%
	Other Securities		624,705,446	7.8%

TOTAL UNITED STATES			4,788,336,860	60.8%

TOTAL COMMON STOCKS			4,788,336,860	60.8%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
AFFILIATED INVESTMENT COMPANIES — (37.9%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	815,281,171	$2,755,650,355	35.0%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	7,325,273	281,217,222	3.6%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		3,036,867,577	38.6%

TOTAL INVESTMENT SECURITIES (Cost $8,264,551,787)		7,825,204,437

SECURITIES LENDING COLLATERAL — (2.4%)
@§ The DFA Short Term Investment Fund	16,808,621	194,324,473	2.5%

TOTAL INVESTMENTS—(100.0%) (Cost $8,458,944,245)		$8,019,528,910	101.9%

As of October 31, 2022, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	172	12/16/22	$32,249,888	$33,393,800	$1,143,912

Total Futures Contracts			$32,249,888	$33,393,800	$1,143,912

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$4,788,336,860	—	—	$4,788,336,860
Affiliated Investment Companies	3,036,867,577	—	—	3,036,867,577
Securities Lending Collateral	—	$194,324,473	—	194,324,473
Futures Contracts**	1,143,912	—	—	1,143,912

TOTAL	$7,826,348,349	$194,324,473	—	$8,020,672,822

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.0%)
AUSTRALIA — (6.8%)
Whitehaven Coal Ltd.	12,373,145	$71,873,065	0.8%
Other Securities		591,744,114	6.1%

TOTAL AUSTRALIA		663,617,179	6.9%

AUSTRIA — (0.8%)
Other Securities		74,968,388	0.8%

BELGIUM — (1.9%)
Ackermans & van Haaren NV	319,855	44,562,652	0.5%
Euronav NV	3,409,575	59,441,792	0.6%
Other Securities		82,512,686	0.8%

TOTAL BELGIUM		186,517,130	1.9%

CANADA — (12.9%)
# Alamos Gold, Inc., Class A	7,396,140	58,361,291	0.6%
# Birchcliff Energy Ltd.	5,486,552	42,648,795	0.4%
# Canadian Western Bank	1,817,290	31,614,323	0.3%
# Crescent Point Energy Corp.	6,629,597	51,826,042	0.5%
# Crescent Point Energy Corp.	3,894,900	30,497,067	0.3%
# Linamar Corp.	965,007	41,303,305	0.4%
* MEG Energy Corp.	5,253,777	78,555,024	0.8%
# Whitecap Resources, Inc.	7,500,963	58,142,303	0.6%
# Yamana Gold, Inc.	12,243,267	53,741,503	0.6%
Other Securities		807,819,169	8.5%

TOTAL CANADA		1,254,508,822	13.0%

CHINA — (0.1%)
Other Securities		10,064,505	0.1%

DENMARK — (2.9%)
* Jyske Bank AS	1,195,095	64,498,265	0.7%
Sydbank AS	1,477,986	45,005,189	0.5%
Other Securities		177,961,595	1.8%

TOTAL DENMARK		287,465,049	3.0%

FINLAND — (2.0%)
Cargotec Oyj, Class B	921,950	34,674,199	0.4%
# Kemira Oyj	2,771,507	36,596,020	0.4%
# TietoEVRY Oyj	1,319,138	31,447,219	0.3%
Other Securities		91,841,570	0.9%

TOTAL FINLAND		194,559,008	2.0%

FRANCE — (3.8%)
Elis SA	3,427,793	39,254,759	0.4%
Rexel SA	2,338,636	41,733,646	0.4%
SES SA	5,373,290	38,112,461	0.4%
Other Securities		255,507,564	2.7%

TOTAL FRANCE		374,608,430	3.9%

GERMANY — (5.8%)
* Aareal Bank AG	1,191,446	37,676,355	0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Aurubis AG	936,015	$59,062,786	0.6%
Freenet AG	1,705,503	33,523,671	0.4%
K&S AG	3,796,021	83,812,305	0.9%
Lanxess AG	1,057,257	35,754,071	0.4%
Rheinmetall AG	195,846	31,835,087	0.3%
Other Securities		279,272,505	2.8%

TOTAL GERMANY		560,936,780	5.8%

GREECE — (0.0%)
Other Securities		1,698	0.0%

HONG KONG — (2.1%)
Other Securities		205,643,458	2.1%

IRELAND — (0.5%)
Bank of Ireland Group PLC	5,511,654	39,687,335	0.4%
Other Securities		10,722,764	0.1%

TOTAL IRELAND		50,410,099	0.5%

ISRAEL — (1.3%)
Other Securities		126,829,931	1.3%

ITALY — (3.8%)
Banco BPM SpA	21,588,080	65,315,073	0.7%
Leonardo SpA	4,980,957	40,017,465	0.4%
Unipol Gruppo SpA	8,415,530	36,219,081	0.4%
Other Securities		232,704,422	2.4%

TOTAL ITALY		374,256,041	3.9%

JAPAN — (25.0%)
Other Securities		2,435,962,994	25.2%

NETHERLANDS — (2.5%)
ASR Nederland NV	2,288,728	100,779,267	1.0%
# SBM Offshore NV	4,336,093	58,682,149	0.6%
Other Securities		84,596,700	0.9%

TOTAL NETHERLANDS		244,058,116	2.5%

NEW ZEALAND — (0.3%)
Other Securities		29,873,647	0.3%

NORWAY — (1.3%)
Other Securities		131,487,640	1.4%

PORTUGAL — (0.2%)
Other Securities		22,020,666	0.2%

SINGAPORE — (0.9%)
Other Securities		86,182,468	0.9%

SPAIN — (2.8%)
Banco de Sabadell SA	93,126,420	73,272,231	0.8%
# Bankinter SA	12,295,019	74,372,052	0.8%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$125,749,493	1.2%

TOTAL SPAIN		273,393,776	2.8%

SWEDEN — (2.3%)
Other Securities		225,374,205	2.3%

SWITZERLAND — (6.2%)
Adecco Group AG	1,142,686	35,761,459	0.4%
Allreal Holding AG	297,965	42,682,438	0.4%
Baloise Holding AG	352,704	48,187,170	0.5%
Helvetia Holding AG	645,552	64,104,812	0.7%
Siegfried Holding AG	63,680	37,907,305	0.4%
Swiss Prime Site AG	679,052	54,794,690	0.6%
Other Securities		319,017,279	3.2%

TOTAL SWITZERLAND		602,455,153	6.2%

UNITED KINGDOM — (10.5%)
Bellway PLC	1,802,661	38,337,467	0.4%
Close Brothers Group PLC	3,353,167	37,777,068	0.4%
Drax Group PLC	5,687,826	33,965,517	0.4%
Grafton Group PLC	5,205,358	41,212,135	0.4%
Man Group PLC	12,541,246	31,197,686	0.3%
Mediclinic International PLC	6,245,108	35,526,683	0.4%
Paragon Banking Group PLC	6,577,529	32,180,697	0.3%
Redrow PLC	6,765,614	32,556,262	0.3%
Travis Perkins PLC	3,671,580	34,604,591	0.4%
# Vistry Group PLC	5,254,832	36,360,710	0.4%
Other Securities		668,810,003	6.9%

TOTAL UNITED KINGDOM		1,022,528,819	10.6%

UNITED STATES — (0.3%)
Other Securities		25,986,456	0.3%

TOTAL COMMON STOCKS		9,463,710,458	97.9%

PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
Other Securities		14,392,685	0.2%

TOTAL INVESTMENT SECURITIES (Cost $10,024,140,317)		9,478,103,143

		Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	24,153,176	279,234,867	2.9%

TOTAL INVESTMENTS—(100.0%) (Cost $10,303,495,096)		$9,757,338,010	101.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of October 31, 2022, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	618	12/16/22	$116,562,477	$119,984,700	$3,422,223

Total Futures Contracts			$116,562,477	$119,984,700	$3,422,223

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	—	$663,617,179	—		$663,617,179
Austria	—	74,968,388	—		74,968,388
Belgium	$3,109,047	183,408,083	—		186,517,130
Canada	1,254,084,150	424,672	—		1,254,508,822
China	7,388,355	2,676,150	—		10,064,505
Denmark	—	287,465,049	—		287,465,049
Finland	—	194,559,008	—		194,559,008
France	—	374,608,430	—		374,608,430
Germany	—	560,936,780	—		560,936,780
Greece	—	—	$1,698		1,698
Hong Kong	—	204,675,078	968,380		205,643,458
Ireland	—	50,410,099	—		50,410,099
Israel	149,834	126,680,097	—		126,829,931
Italy	—	374,256,041	—		374,256,041
Japan	3,487,186	2,432,475,808	—		2,435,962,994
Netherlands	—	244,058,116	—		244,058,116
New Zealand	—	29,873,647	—		29,873,647
Norway	1,956,470	129,531,170	—		131,487,640
Portugal	—	22,020,666	—		22,020,666
Singapore	855,094	85,308,487	18,887		86,182,468
Spain	—	273,393,776	—		273,393,776
Sweden	1,401,452	223,972,753	—		225,374,205
Switzerland	—	602,455,153	—		602,455,153
United Kingdom	—	1,022,528,819	—		1,022,528,819
United States	5,255,649	20,730,807	—		25,986,456
Preferred Stocks
Germany	—	14,392,685	—		14,392,685
Securities Lending Collateral	—	279,234,867	—		279,234,867
Futures Contracts**	3,422,223	—	—		3,422,223

TOTAL	$1,281,109,460	$8,478,661,808	$988,965	^	$9,760,760,233

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.3%)
AUSTRALIA — (6.2%)
National Australia Bank Ltd.	297,280	$6,175,113	0.2%
Whitehaven Coal Ltd.	881,890	5,122,718	0.2%
Other Securities		176,231,868	6.1%

TOTAL AUSTRALIA		187,529,699	6.5%

AUSTRIA — (0.6%)
Other Securities		17,908,912	0.6%

BELGIUM — (1.3%)
Solvay SA	74,041	6,681,523	0.2%
Other Securities		32,593,315	1.2%

TOTAL BELGIUM		39,274,838	1.4%

CANADA — (11.9%)
# Bank of Montreal	71,894	6,620,000	0.2%
Canadian Natural Resources Ltd.	99,485	5,963,131	0.2%
Fairfax Financial Holdings Ltd.	12,821	6,296,769	0.2%
# Royal Bank of Canada	61,845	5,722,144	0.2%
Sun Life Financial, Inc.	130,490	5,539,300	0.2%
Suncor Energy, Inc.	242,441	8,337,546	0.3%
# Teck Resources Ltd., Class B	304,989	9,283,865	0.3%
Tourmaline Oil Corp.	187,536	10,566,494	0.4%
West Fraser Timber Co. Ltd.	67,811	5,091,510	0.2%
Other Securities		293,805,569	10.2%

TOTAL CANADA		357,226,328	12.4%

CHINA — (0.1%)
Other Securities		1,997,864	0.1%

DENMARK — (2.2%)
Novo Nordisk AS, Class B	47,591	5,174,629	0.2%
Other Securities		60,164,218	2.1%

TOTAL DENMARK		65,338,847	2.3%

FINLAND — (1.5%)
Other Securities		44,643,849	1.5%

FRANCE — (7.0%)
BNP Paribas SA	106,510	4,994,667	0.2%
Bouygues SA	199,685	5,697,242	0.2%
# Carrefour SA	319,239	5,138,295	0.2%
Cie de Saint-Gobain	139,932	5,720,550	0.2%
Cie Generale des Etablissements Michelin SCA	337,352	8,597,095	0.3%
Engie SA	420,294	5,461,028	0.2%
Orange SA	1,286,762	12,260,155	0.4%
TotalEnergies SE	378,407	20,643,370	0.7%
Other Securities		141,054,476	4.9%

TOTAL FRANCE		209,566,878	7.3%

GERMANY — (5.8%)
Allianz SE	36,707	6,603,752	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
BASF SE	137,484	$6,168,995	0.2%
* Commerzbank AG	955,930	7,637,592	0.3%
Ω Covestro AG	160,868	5,460,827	0.2%
Mercedes-Benz Group AG	126,187	7,303,899	0.3%
Other Securities		140,245,901	4.8%

TOTAL GERMANY		173,420,966	6.0%

HONG KONG — (1.8%)
Other Securities		55,499,011	1.9%

IRELAND — (0.7%)
# CRH PLC, Sponsored ADR	179,187	6,488,361	0.2%
Other Securities		13,696,883	0.5%

TOTAL IRELAND		20,185,244	0.7%

ISRAEL — (1.2%)
Other Securities		37,342,505	1.3%

ITALY — (2.4%)
UniCredit SpA	476,352	5,907,363	0.2%
Other Securities		65,407,539	2.3%

TOTAL ITALY		71,314,902	2.5%

JAPAN — (22.2%)
ENEOS Holdings, Inc.	2,151,970	7,098,607	0.3%
Mitsubishi UFJ Financial Group, Inc.	1,117,000	5,276,539	0.2%
SoftBank Group Corp.	158,600	6,808,096	0.3%
Toyota Motor Corp.	430,090	5,967,326	0.2%
Other Securities		643,991,158	22.2%

TOTAL JAPAN		669,141,726	23.2%

NETHERLANDS — (3.2%)
Aegon NV	1,327,980	6,147,428	0.2%
ASR Nederland NV	149,446	6,580,537	0.2%
Koninklijke Ahold Delhaize NV	545,232	15,205,575	0.5%
Other Securities		69,373,530	2.5%

TOTAL NETHERLANDS		97,307,070	3.4%

NEW ZEALAND — (0.4%)
Other Securities		12,251,735	0.4%

NORWAY — (1.0%)
Other Securities		30,315,895	1.0%

PORTUGAL — (0.3%)
Other Securities		10,122,894	0.3%

SINGAPORE — (1.0%)
Other Securities		30,255,778	1.0%

SPAIN — (2.2%)
Banco Bilbao Vizcaya Argentaria SA	1,438,737	7,422,139	0.3%
Repsol SA	415,110	5,647,349	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$51,949,890	1.8%

TOTAL SPAIN		65,019,378	2.3%

SWEDEN — (2.4%)
Other Securities		73,654,417	2.6%

SWITZERLAND — (7.3%)
Julius Baer Group Ltd.	127,245	6,105,070	0.2%
Nestle SA	126,847	13,808,412	0.5%
Novartis AG, Sponsored ADR	112,884	9,158,279	0.3%
Swiss Life Holding AG	10,701	5,181,660	0.2%
Swisscom AG	15,415	7,611,759	0.3%
Zurich Insurance Group AG	14,535	6,194,437	0.2%
Other Securities		172,472,657	5.9%

TOTAL SWITZERLAND		220,532,274	7.6%

UNITED KINGDOM — (11.5%)
3i Group PLC	398,043	5,301,281	0.2%
BP PLC	1,487,940	8,232,179	0.3%
British American Tobacco PLC	154,373	6,096,722	0.2%
BT Group PLC	4,467,397	6,657,451	0.2%
Glencore PLC	873,439	5,007,488	0.2%
# HSBC Holdings PLC, Sponsored ADR	320,826	8,312,602	0.3%
Shell PLC, Sponsored ADR	333,674	18,562,285	0.7%
Other Securities		287,483,824	9.9%

TOTAL UNITED KINGDOM.		345,653,832	12.0%

UNITED STATES — (0.1%)
Other Securities		2,160,139	0.1%

TOTAL COMMON STOCKS		2,837,664,981	98.4%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		10,803,933	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		1,491	0.0%

CANADA — (0.0%)
Other Securities		54,197	0.0%

HONG KONG — (0.0%)
Other Security		186	0.0%

TOTAL RIGHTS/WARRANTS		55,874	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,790,321,925)		2,848,524,788

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.3%)
@§ The DFA Short Term Investment Fund	13,790,366	$159,430,421	5.5%

TOTAL INVESTMENTS—(100.0%) (Cost $2,949,818,119)		$3,007,955,209	104.3%

As of October 31, 2022, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	90	12/16/22	$17,034,449	$17,473,500	$439,051

Total Futures Contracts			$17,034,449	$17,473,500	$439,051

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,348,097	$183,139,455	$42,147	$187,529,699
Austria	42,430	17,866,482	—	17,908,912
Belgium	3,021,855	36,252,983	—	39,274,838
Canada	356,310,408	915,920	—	357,226,328
China	562,780	1,435,084	—	1,997,864
Denmark	—	65,338,847	—	65,338,847
Finland	—	44,643,849	—	44,643,849
France	405,489	209,159,773	1,616	209,566,878
Germany	5,976,454	167,444,512	—	173,420,966
Hong Kong	—	55,378,352	120,659	55,499,011
Ireland	6,488,361	13,696,883	—	20,185,244
Israel	4,424,117	32,918,388	—	37,342,505
Italy	1,841,896	69,473,006	—	71,314,902
Japan	9,691,387	659,450,339	—	669,141,726
Netherlands	10,120,177	87,186,893	—	97,307,070
New Zealand	10,700	12,241,035	—	12,251,735
Norway	307,540	30,008,355	—	30,315,895
Portugal	—	10,122,894	—	10,122,894
Singapore	20,133	30,234,581	1,064	30,255,778
Spain	1,797,257	63,222,121	—	65,019,378
Sweden	206,058	73,448,359	—	73,654,417
Switzerland	19,678,114	200,854,160	—	220,532,274
United Kingdom	49,109,740	296,523,328	20,764	345,653,832
United States	769,182	1,390,957	—	2,160,139
Preferred Stocks
Germany	—	10,803,933	—	10,803,933
Rights/Warrants
Australia	—	1,491	—	1,491
Canada	—	54,197	—	54,197
Hong Kong	—	186	—	186

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$159,430,421	—		$159,430,421
Futures Contracts**	$439,051	—	—		439,051

TOTAL	$475,571,226	$2,532,636,784	$186,250	^	$3,008,394,260

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.9%)
AUSTRALIA — (7.2%)
BHP Group Ltd.	260,623	$6,260,217	0.4%
BHP Group Ltd.	242,244	5,782,310	0.4%
# BHP Group Ltd., Sponsored ADR	439,796	21,031,045	1.3%
Other Securities		89,700,297	5.5%

TOTAL AUSTRALIA		122,773,869	7.6%

AUSTRIA — (0.2%)
Other Securities		2,776,158	0.2%

BELGIUM — (0.6%)
Other Securities		10,348,979	0.7%

CANADA — (11.1%)
Alimentation Couche-Tard, Inc.	184,394	8,256,347	0.5%
Canadian National Railway Co.	103,129	12,217,874	0.8%
Canadian National Railway Co.	52,046	6,164,328	0.4%
# Canadian Natural Resources Ltd.	277,342	16,623,879	1.0%
Constellation Software, Inc.	6,141	8,879,579	0.6%
National Bank of Canada	139,276	9,483,056	0.6%
# Royal Bank of Canada	128,018	11,844,731	0.7%
Suncor Energy, Inc.	311,402	10,709,115	0.7%
Other Securities		105,724,303	6.5%

TOTAL CANADA		189,903,212	11.8%

CHINA — (0.0%)
Other Securities		562,875	0.0%

DENMARK — (3.3%)
Novo Nordisk AS, Class B	490,008	53,279,182	3.3%
Other Securities		2,886,381	0.2%

TOTAL DENMARK		56,165,563	3.5%

FINLAND — (1.1%)
Other Securities		18,946,685	1.2%

FRANCE — (8.2%)
Airbus SE	114,996	12,442,994	0.8%
Hermes International	6,104	7,900,926	0.5%
Kering SA	19,489	8,925,199	0.6%
LVMH Moet Hennessy Louis Vuitton SE	67,951	42,876,713	2.7%
Teleperformance	29,391	7,874,726	0.5%
# TotalEnergies SE	425,414	23,207,759	1.4%
Other Securities		36,736,800	2.2%

TOTAL FRANCE		139,965,117	8.7%

GERMANY — (5.5%)
Bayer AG	221,721	11,658,318	0.7%
Deutsche Telekom AG	866,133	16,348,681	1.0%
E.ON SE	948,865	7,945,780	0.5%
Mercedes-Benz Group AG	193,985	11,228,152	0.7%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$46,781,070	3.0%

TOTAL GERMANY		93,962,001	5.9%

HONG KONG — (1.7%)
Hong Kong Exchanges & Clearing Ltd.	293,437	7,788,874	0.5%
Other Securities		21,738,418	1.3%

TOTAL HONG KONG		29,527,292	1.8%

IRELAND — (0.5%)
Other Securities		8,423,333	0.5%

ISRAEL — (0.7%)
Other Securities		11,578,328	0.7%

ITALY — (1.8%)
Stellantis NV	716,336	9,664,495	0.6%
Other Securities		21,705,890	1.4%

TOTAL ITALY		31,370,385	2.0%

JAPAN — (18.4%)
Fast Retailing Co. Ltd.	14,000	7,799,976	0.5%
Hitachi Ltd.	264,700	12,010,447	0.7%
KDDI Corp.	492,100	14,544,985	0.9%
Nintendo Co. Ltd.	265,000	10,758,760	0.7%
Recruit Holdings Co. Ltd.	267,200	8,222,056	0.5%
Sony Group Corp.	328,700	22,165,764	1.4%
Tokyo Electron Ltd.	33,900	8,918,969	0.6%
Other Securities		231,845,918	14.4%

TOTAL JAPAN		316,266,875	19.7%

NETHERLANDS — (3.6%)
ASML Holding NV	25,123	11,784,863	0.7%
ASML Holding NV	66,262	31,303,494	1.9%
Wolters Kluwer NV	98,091	10,423,004	0.7%
Other Securities		8,696,272	0.6%

TOTAL NETHERLANDS		62,207,633	3.9%

NEW ZEALAND — (0.3%)
Other Securities		5,502,090	0.3%

NORWAY — (1.0%)
Equinor ASA	304,550	11,095,889	0.7%
Other Securities		6,816,324	0.4%

TOTAL NORWAY		17,912,213	1.1%

PORTUGAL — (0.1%)
Other Securities		2,472,556	0.2%

SINGAPORE — (1.0%)
DBS Group Holdings Ltd.	386,358	9,340,708	0.6%
Other Securities		7,523,948	0.5%

TOTAL SINGAPORE		16,864,656	1.1%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (1.6%)
Repsol SA	593,804	$8,078,386	0.5%
Other Securities		19,069,819	1.2%

TOTAL SPAIN		27,148,205	1.7%

SWEDEN — (2.5%)
Other Securities		42,420,867	2.6%

SWITZERLAND — (8.2%)
Givaudan SA	3,610	10,782,851	0.7%
Roche Holding AG	8,192	3,325,052	0.2%
Roche Holding AG	183,630	60,928,089	3.8%
Sika AG	49,049	11,059,359	0.7%
Other Securities		54,162,814	3.3%

TOTAL SWITZERLAND		140,258,165	8.7%

UNITED KINGDOM — (14.3%)
Anglo American PLC	335,117	10,038,162	0.6%
Ashtead Group PLC	224,550	11,697,488	0.7%
BAE Systems PLC	967,945	9,053,735	0.6%
Diageo PLC	80,730	3,322,238	0.2%
# Diageo PLC, Sponsored ADR	106,135	17,721,361	1.1%
Ferguson PLC	94,077	10,259,936	0.6%
Glencore PLC	1,388,177	7,958,514	0.5%
GSK PLC.	1,204,965	19,738,624	1.2%
Imperial Brands PLC	553,895	13,492,366	0.8%
Reckitt Benckiser Group PLC	131,666	8,737,877	0.5%
# RELX PLC, Sponsored ADR	334,644	9,022,002	0.6%
Rio Tinto PLC	94,176	4,921,790	0.3%
# Rio Tinto PLC, Sponsored ADR	251,488	13,416,885	0.8%
SSE PLC	648,002	11,580,364	0.7%
Unilever PLC	48,760	2,216,354	0.1%
Unilever PLC	62,170	2,837,577	0.2%
# Unilever PLC, Sponsored ADR	587,080	26,718,011	1.7%
Other Securities		61,732,778	4.0%

TOTAL UNITED KINGDOM		244,466,062	15.2%

TOTAL COMMON STOCKS		1,591,823,119	99.1%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		8,380,467	0.5%

TOTAL INVESTMENT SECURITIES (Cost $1,645,167,059)		1,600,203,586

		Value†
SECURITIES LENDING COLLATERAL — (6.6%)
@§ The DFA Short Term Investment Fund	9,844,627	113,813,732	7.1%

TOTAL INVESTMENTS—(100.0%) (Cost $1,759,023,239)		$1,714,017,318	106.7%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$25,548,895	$97,224,974	—	$122,773,869
Austria	—	2,776,158	—	2,776,158
Belgium	—	10,348,979	—	10,348,979
Canada	189,903,212	—	—	189,903,212
China	—	562,875	—	562,875
Denmark	—	56,165,563	—	56,165,563
Finland	—	18,946,685	—	18,946,685
France	1,942,479	138,022,638	—	139,965,117
Germany	—	93,962,001	—	93,962,001
Hong Kong	—	29,527,292	—	29,527,292
Ireland	3,049,317	5,374,016	—	8,423,333
Israel	1,412,677	10,165,651	—	11,578,328
Italy	3,589,675	27,780,710	—	31,370,385
Japan	—	316,266,875	—	316,266,875
Netherlands	31,303,494	30,904,139	—	62,207,633
New Zealand	—	5,502,090	—	5,502,090
Norway	—	17,912,213	—	17,912,213
Portugal	—	2,472,556	—	2,472,556
Singapore	—	16,864,656	—	16,864,656
Spain	—	27,148,205	—	27,148,205
Sweden	—	42,420,867	—	42,420,867
Switzerland	3,623,423	136,634,742	—	140,258,165
United Kingdom	69,713,115	174,752,947	—	244,466,062
Preferred Stocks
Germany	—	8,380,467	—	8,380,467
Securities Lending Collateral	—	113,813,732	—	113,813,732

TOTAL	$330,086,287	$1,383,931,031	—	$1,714,017,318

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$119,817,346
Investment in Dimensional Emerging Markets Value Fund		58,079,423
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc	960,882	16,152,426

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $194,249,127)		$194,049,195

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$194,049,195	—	—	$194,049,195

TOTAL	$194,049,195	—	—	$194,049,195

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.2%)
AUSTRALIA — (4.5%)
BHP Group Ltd.	352,621	$8,470,028	0.3%
Commonwealth Bank of Australia	87,813	5,887,576	0.2%
Other Securities		130,988,672	4.2%

TOTAL AUSTRALIA		145,346,276	4.7%

AUSTRIA — (0.3%)
Other Securities		10,876,886	0.4%

BELGIUM — (0.8%)
Other Securities		24,505,995	0.8%

BRAZIL — (1.6%)
Vale SA	558,139	7,253,483	0.3%
Other Securities		43,819,411	1.3%

TOTAL BRAZIL		51,072,894	1.6%

CANADA — (8.0%)
Bank of Montreal	69,809	6,428,013	0.2%
Canadian National Railway Co.	42,191	4,997,102	0.2%
Canadian Natural Resources Ltd.	152,688	9,152,119	0.3%
Nutrien Ltd.	65,469	5,532,108	0.2%
Royal Bank of Canada	93,782	8,677,081	0.3%
Royal Bank of Canada	97,598	9,024,887	0.3%
Suncor Energy, Inc.	165,422	5,688,863	0.2%
Toronto-Dominion Bank	89,325	5,715,907	0.2%
Other Securities		204,390,427	6.4%

TOTAL CANADA		259,606,507	8.3%

CHILE — (0.1%)
Other Securities		4,431,245	0.1%

CHINA — (7.1%)
China Construction Bank Corp., Class H	12,746,000	6,764,152	0.2%
Tencent Holdings Ltd.	442,200	11,619,589	0.4%
Other Securities		213,438,944	6.8%

TOTAL CHINA		231,822,685	7.4%

COLOMBIA — (0.0%)
Other Securities		1,025,541	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities		1,198,559	0.0%

DENMARK — (1.5%)
Novo Nordisk AS, Class B	142,160	15,457,234	0.5%
Other Securities		34,183,772	1.1%

TOTAL DENMARK		49,641,006	1.6%

EGYPT — (0.0%)
Other Securities		162,722	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (1.0%)
Other Securities		$32,274,591	1.0%

FRANCE — (5.2%)
LVMH Moet Hennessy Louis Vuitton SE	21,810	13,761,992	0.5%
Orange SA	575,945	5,487,553	0.2%
# TotalEnergies SE	355,054	19,369,385	0.6%
Vinci SA	66,104	6,084,010	0.2%
Other Securities		123,807,332	3.9%

TOTAL FRANCE		168,510,272	5.4%

GERMANY — (4.1%)
BASF SE	130,893	5,873,252	0.2%
Bayer AG	122,338	6,432,658	0.2%
Deutsche Telekom AG	482,206	9,101,872	0.3%
Mercedes-Benz Group AG	117,589	6,806,234	0.2%
Other Securities		106,747,629	3.4%

TOTAL GERMANY		134,961,645	4.3%

GREECE — (0.1%)
Other Securities		2,638,296	0.1%

HONG KONG — (1.3%)
AIA Group Ltd.	833,400	6,312,830	0.2%
Other Securities		34,809,623	1.1%

TOTAL HONG KONG		41,122,453	1.3%

HUNGARY — (0.0%)
Other Securities		1,633,284	0.1%

INDIA — (5.7%)
Infosys Ltd.	301,896	5,632,610	0.2%
Reliance Industries Ltd.	235,961	7,270,140	0.3%
Other Securities		171,251,207	5.4%

TOTAL INDIA		184,153,957	5.9%

INDONESIA — (0.7%)
Other Securities		22,761,801	0.7%

IRELAND — (0.5%)
# CRH PLC, Sponsored ADR	191,724	6,942,326	0.2%
Other Securities		10,486,714	0.4%

TOTAL IRELAND		17,429,040	0.6%

ISRAEL — (0.7%)
Other Securities		24,275,886	0.8%

ITALY — (1.8%)
Eni SpA	388,066	5,096,749	0.2%
Stellantis NV	476,957	6,434,897	0.2%
Other Securities		45,535,683	1.4%

TOTAL ITALY		57,067,329	1.8%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (14.1%)
Hitachi Ltd.	119,200	$5,408,558	0.2%
Sony Group Corp.	104,000	7,013,202	0.3%
Toyota Motor Corp.	907,715	12,594,182	0.4%
Other Securities		435,126,738	13.8%

TOTAL JAPAN		460,142,680	14.7%

MALAYSIA — (0.5%)
Other Securities		16,846,749	0.5%

MEXICO — (0.8%)
Other Securities		25,482,157	0.8%

NETHERLANDS — (2.0%)
ASML Holding NV	20,610	9,736,576	0.3%
Koninklijke Ahold Delhaize NV	198,063	5,523,626	0.2%
Other Securities		48,603,742	1.6%

TOTAL NETHERLANDS		63,863,944	2.1%

NEW ZEALAND — (0.3%)
Other Securities		8,487,603	0.3%

NORWAY — (0.7%)
Other Securities		22,459,223	0.7%

PERU — (0.0%)
Other Securities		341,571	0.0%

PHILIPPINES — (0.2%)
Other Securities		7,707,820	0.3%

POLAND — (0.2%)
Other Securities		7,137,048	0.2%

PORTUGAL — (0.2%)
Other Securities		6,189,656	0.2%

QATAR — (0.3%)
Other Securities		10,724,413	0.3%

SAUDI ARABIA — (1.1%)
Other Securities		35,711,761	1.2%

SINGAPORE — (0.7%)
Other Securities		22,860,164	0.7%

SOUTH AFRICA — (1.3%)
Other Securities		43,126,097	1.4%

SOUTH KOREA — (3.6%)
Samsung Electronics Co. Ltd.	661,530	27,532,762	0.9%
Other Securities		89,359,031	2.9%

TOTAL SOUTH KOREA		116,891,793	3.8%

SPAIN — (1.5%)
Repsol SA	395,910	5,386,144	0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$41,923,084	1.3%

TOTAL SPAIN		47,309,228	1.5%

SWEDEN — (1.8%)
Other Securities		59,696,629	1.9%

SWITZERLAND — (5.1%)
ABB Ltd.	223,366	6,202,941	0.2%
Givaudan SA	1,803	5,385,452	0.2%
Nestle SA	146,245	15,920,055	0.5%
Novartis AG	88,289	7,141,760	0.2%
Novartis AG, Sponsored ADR	61,524	4,991,442	0.2%
Roche Holding AG	58,789	19,506,080	0.6%
Other Securities		105,807,368	3.4%

TOTAL SWITZERLAND		164,955,098	5.3%

TAIWAN — (4.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	14,065,978	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	7,962,662	0.3%
Other Securities		134,878,966	4.2%

TOTAL TAIWAN		156,907,606	5.0%

THAILAND — (0.8%)
Other Securities.		24,416,349	0.8%

TURKEY — (0.3%)
Other Securities		8,632,922	0.3%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		11,966,771	0.4%

UNITED KINGDOM — (8.5%)
BP PLC, Sponsored ADR	338,022	11,249,372	0.4%
British American Tobacco PLC	141,356	5,582,636	0.2%
Glencore PLC	1,482,781	8,500,885	0.3%
# HSBC Holdings PLC, Sponsored ADR	230,666	5,976,556	0.2%
# Rio Tinto PLC, Sponsored ADR	172,914	9,224,962	0.3%
Shell PLC, Sponsored ADR	428,414	23,832,671	0.8%
# Unilever PLC, Sponsored ADR	116,930	5,321,484	0.2%
Other Securities		205,281,455	6.4%

TOTAL UNITED KINGDOM		274,970,021	8.8%

UNITED STATES — (0.0%)
Other Securities		945,358	0.0%

TOTAL COMMON STOCKS		3,064,291,531	98.1%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.4%)
Other Securities		11,626,826	0.4%

CHILE — (0.0%)
Other Securities		168,225	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
COLOMBIA — (0.0%)
Other Securities		$168,281	0.0%

GERMANY — (0.3%)
Other Securities		9,081,770	0.3%

PHILIPPINES — (0.0%)
Other Security		34,233	0.0%

SOUTH KOREA — (0.0%)
Other Security		278	0.0%

THAILAND — (0.0%)
Other Security		115,176	0.0%

TOTAL PREFERRED STOCKS.		21,194,789	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		285	0.0%

BRAZIL — (0.0%)
Other Securities		3,311	0.0%

HONG KONG — (0.0%)
Other Security		103	0.0%

INDIA — (0.0%)
Other Security		9,300	0.0%

INDONESIA — (0.0%)
Other Security		479	0.0%

MALAYSIA — (0.0%)
Other Security		4,387	0.0%

SAUDI ARABIA — (0.0%)
Other Security		3,245	0.0%

SOUTH KOREA — (0.0%)
Other Securities		2,167	0.0%

TAIWAN — (0.0%)
Other Securities		10,035	0.0%

THAILAND — (0.0%)
Other Securities		462	0.0%

TOTAL RIGHTS/WARRANTS		33,774	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,168,683,871)		3,085,520,094

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.1%)
@§ The DFA Short Term Investment Fund	14,470,830	$167,297,264	5.4%

TOTAL INVESTMENTS—(100.0%) (Cost $3,336,052,772)		$3,252,817,358	104.2%

As of October 31, 2022, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	128	12/16/22	$23,984,116	$24,851,200	$867,084

Total Futures Contracts			$23,984,116	$24,851,200	$867,084

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,272,824	$138,068,634	$4,818	$145,346,276
Austria	41,465	10,835,421	—	10,876,886
Belgium	537,208	23,968,787	—	24,505,995
Brazil	50,798,514	274,380	—	51,072,894
Canada	258,904,825	701,682	—	259,606,507
Chile	922,918	3,508,327	—	4,431,245
China	16,040,899	214,973,516	808,270	231,822,685
Colombia	964,595	60,946	—	1,025,541
Czech Republic	—	1,198,559	—	1,198,559
Denmark	—	49,641,006	—	49,641,006
Egypt	77,097	85,625	—	162,722
Finland	548,244	31,726,347	—	32,274,591
France	368,182	168,140,162	1,928	168,510,272
Germany	1,507,363	133,454,282	—	134,961,645
Greece	7,253	2,629,812	1,231	2,638,296
Hong Kong	467,105	40,604,384	50,964	41,122,453
Hungary	—	1,633,284	—	1,633,284
India	3,291,919	180,861,771	267	184,153,957
Indonesia	174,624	22,545,712	41,465	22,761,801
Ireland	6,942,326	10,486,714	—	17,429,040
Israel	2,949,430	21,326,456	—	24,275,886
Italy	578,714	56,488,615	—	57,067,329
Japan	1,732,396	458,410,284	—	460,142,680
Malaysia	—	16,846,592	157	16,846,749
Mexico	25,352,685	129,267	205	25,482,157
Netherlands	11,290,855	52,573,089	—	63,863,944
New Zealand	—	8,487,603	—	8,487,603
Norway	31,689	22,427,534	—	22,459,223
Peru	341,544	—	27	341,571
Philippines	23,089	7,684,731	—	7,707,820
Poland	—	7,137,048	—	7,137,048
Portugal	—	6,189,656	—	6,189,656
Qatar	—	10,724,413	—	10,724,413

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Saudi Arabia	$35,081	$35,676,680	—		$35,711,761
Singapore	—	22,845,150	$15,014		22,860,164
South Africa	4,254,717	38,871,380	—		43,126,097
South Korea	560,925	116,240,174	90,694		116,891,793
Spain	426,884	46,882,344	—		47,309,228
Sweden	113,903	59,582,726	—		59,696,629
Switzerland	12,061,310	152,893,788	—		164,955,098
Taiwan	8,199,731	148,686,595	21,280		156,907,606
Thailand	23,832,210	584,139	—		24,416,349
Turkey	—	8,632,922	—		8,632,922
United Arab Emirates	—	11,966,771	—		11,966,771
United Kingdom	72,790,913	202,175,231	3,877		274,970,021
United States	301,845	643,513	—		945,358
Preferred Stocks
Brazil	11,606,098	20,728	—		11,626,826
Chile	—	168,225	—		168,225
Colombia	168,281	—	—		168,281
Germany	—	9,081,770	—		9,081,770
Philippines	—	34,233	—		34,233
South Korea	—	278	—		278
Thailand	115,176	—	—		115,176
Rights/Warrants
Australia	—	285	—		285
Brazil	—	3,311	—		3,311
Hong Kong	—	103	—		103
India	—	9,300	—		9,300
Indonesia	—	479	—		479
Malaysia	—	4,387	—		4,387
Saudi Arabia	—	3,245	—		3,245
South Korea	—	2,167	—		2,167
Taiwan	—	10,035	—		10,035
Thailand	—	462	—		462
Securities Lending Collateral	—	167,297,264	—		167,297,264
Futures Contracts**	867,084	—	—		867,084

TOTAL	$526,501,921	$2,726,142,324	$1,040,197	^	$3,253,684,442

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
AUSTRALIA — (5.1%)
Incitec Pivot Ltd.	445,077	$1,070,388	0.2%
OZ Minerals Ltd.	93,959	1,454,860	0.3%
Whitehaven Coal Ltd.	222,477	1,292,323	0.2%
Other Securities		25,062,003	4.4%

TOTAL AUSTRALIA		28,879,574	5.1%

AUSTRIA — (0.6%)
Other Securities		3,602,917	0.6%

BELGIUM — (1.3%)
Ageas SA	52,470	1,816,416	0.3%
Other Securities		5,353,515	1.0%

TOTAL BELGIUM		7,169,931	1.3%

BRAZIL — (1.5%)
Other Securities		8,436,425	1.5%

CANADA — (8.9%)
AltaGas Ltd	69,373	1,251,143	0.2%
ARC Resources Ltd.	157,602	2,218,817	0.4%
iA Financial Corp., Inc.	30,644	1,705,456	0.3%
* MEG Energy Corp.	81,109	1,212,750	0.2%
Shaw Communications, Inc., Class B	49,246	1,265,130	0.2%
Tourmaline Oil Corp.	49,686	2,799,499	0.5%
West Fraser Timber Co. Ltd.	20,594	1,546,269	0.3%
Whitecap Resources, Inc.	159,435	1,235,828	0.2%
Yamana Gold, Inc.	275,277	1,208,321	0.2%
Other Securities		36,116,827	6.4%

TOTAL CANADA		50,560,040	8.9%

CHILE — (0.1%)
Other Securities		633,668	0.1%

CHINA — (5.8%)
Other Securities		32,973,778	5.8%

COLOMBIA — (0.0%)
Other Securities		132,549	0.0%

DENMARK — (1.7%)
Other Securities		9,498,918	1.7%

FINLAND — (1.4%)
Valmet Oyj	47,799	1,087,104	0.2%
Other Securities		6,922,780	1.2%

TOTAL FINLAND		8,009,884	1.4%

FRANCE — (3.9%)
Alstom SA	68,483	1,409,464	0.3%
Bouygues SA	39,233	1,119,362	0.2%
Carrefour SA	63,770	1,026,407	0.2%
Eiffage SA	20,030	1,811,148	0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
* Renault SA	55,113	$1,696,885	0.3%
Other Securities		14,833,545	2.6%

TOTAL FRANCE		21,896,811	3.9%

GERMANY — (5.1%)
* Commerzbank AG	337,220	2,694,286	0.5%
Ω Covestro AG	58,959	2,001,423	0.4%
Fresenius Medical Care AG & Co. KGaA	47,923	1,325,578	0.2%
HeidelbergCement AG	41,205	1,894,885	0.3%
K&S AG	63,951	1,411,973	0.3%
Rheinmetall AG	7,900	1,284,158	0.2%
Other Securities		18,202,261	3.2%

TOTAL GERMANY		28,814,564	5.1%

GREECE — (0.1%)
Other Securities		616,920	0.1%

HONG KONG — (1.5%)
Other Securities		8,626,606	1.5%

HUNGARY — (0.0%)
Other Security		148,573	0.0%

INDIA — (6.2%)
UPL Ltd	117,632	1,041,029	0.2%
Other Securities		34,424,112	6.0%

TOTAL INDIA		35,465,141	6.2%

INDONESIA — (0.7%)
Other Securities		3,980,281	0.7%

IRELAND — (0.8%)
Bank of Ireland Group PLC	330,642	2,380,825	0.4%
Other Securities		2,158,573	0.4%

TOTAL IRELAND		4,539,398	0.8%

ISRAEL — (1.3%)
Other Securities		7,177,292	1.3%

ITALY — (2.6%)
Banco BPM SpA	394,306	1,192,980	0.2%
Mediobanca Banca di Credito Finanziario SpA	168,607	1,527,509	0.3%
Other Securities		11,846,773	2.1%

TOTAL ITALY		14,567,262	2.6%

JAPAN — (17.2%)
Concordia Financial Group Ltd.	366,700	1,118,883	0.2%
Sojitz Corp.	72,740	1,072,330	0.2%
Other Securities		95,329,039	16.8%

TOTAL JAPAN		97,520,252	17.2%

MALAYSIA — (0.6%)
Other Securities		3,122,991	0.6%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
MEXICO — (0.8%)
Other Securities		$4,250,539	0.8%

NETHERLANDS — (1.9%)
Ω ABN AMRO Bank NV	112,128	1,102,289	0.2%
Aegon NV	419,896	1,943,765	0.4%
ASR Nederland NV	43,712	1,924,765	0.3%
Other Securities		5,939,140	1.0%

TOTAL NETHERLANDS		10,909,959	1.9%

NEW ZEALAND — (0.2%)
Other Securities		1,385,842	0.2%

NORWAY — (0.9%)
Other Securities		4,990,076	0.9%

PHILIPPINES — (0.2%)
Other Securities		1,137,782	0.2%

POLAND — (0.2%)
Other Securities		1,009,810	0.2%

PORTUGAL — (0.3%)
Other Securities		1,971,152	0.3%

QATAR — (0.2%)
Other Securities		1,273,087	0.2%

SAUDI ARABIA — (1.3%)
Other Securities		7,309,539	1.3%

SINGAPORE — (0.7%)
Other Securities		3,951,060	0.7%

SOUTH AFRICA — (1.1%)
Other Securities		5,999,431	1.1%

SOUTH KOREA — (3.2%)
Other Securities		18,341,470	3.2%

SPAIN — (1.3%)
Banco de Sabadell SA	1,583,992	1,246,291	0.2%
Bankinter SA	197,117	1,192,352	0.2%
Other Securities		5,040,325	0.9%

TOTAL SPAIN		7,478,968	1.3%

SWEDEN — (1.5%)
Other Securities		8,644,257	1.5%

SWITZERLAND — (3.9%)
Baloise Holding AG	13,916	1,901,233	0.3%
Julius Baer Group Ltd.	31,228	1,498,284	0.3%
Swatch Group AG	7,058	1,585,999	0.3%
Swiss Prime Site AG	16,975	1,369,762	0.3%
Other Securities		15,801,712	2.7%

TOTAL SWITZERLAND		22,156,990	3.9%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (5.1%)
Other Securities		$29,148,900	5.1%

THAILAND — (0.7%)
Other Securities		3,912,834	0.7%

TURKEY — (0.2%)
Other Securities		1,296,493	0.2%

UNITED ARAB EMIRATES — (0.4%)
Emaar Properties PJSC	908,458	1,499,641	0.3%
Other Securities		1,009,511	0.1%

TOTAL UNITED ARAB EMIRATES		2,509,152	0.4%

UNITED KINGDOM — (8.7%)
Barratt Developments PLC	294,947	1,272,132	0.2%
Beazley PLC	157,957	1,132,838	0.2%
Centrica PLC	1,480,134	1,300,610	0.2%
DS Smith PLC	398,008	1,327,325	0.2%
J Sainsbury PLC	524,764	1,169,748	0.2%
Johnson Matthey PLC	46,446	1,030,989	0.2%
Kingfisher PLC	587,635	1,476,393	0.3%
Melrose Industries PLC	1,024,099	1,373,709	0.3%
Taylor Wimpey PLC	1,049,610	1,128,465	0.2%
Other Securities		38,162,505	6.7%

TOTAL UNITED KINGDOM		49,374,714	8.7%

UNITED STATES — (0.1%)
Other Securities		600,952	0.1%

TOTAL COMMON STOCKS		564,026,782	99.3%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.1%)
Other Securities		733,993	0.1%

GERMANY — (0.3%)
Other Securities		1,361,468	0.3%

PHILIPPINES — (0.0%)
Other Security		13,984	0.0%

SOUTH KOREA — (0.0%)
Other Securities		10,073	0.0%

THAILAND — (0.0%)
Other Security		44,710	0.0%

TOTAL PREFERRED STOCKS		2,164,228	0.4%

RIGHTS/WARRANTS — (0.0%)
INDONESIA — (0.0%)
Other Security		371	0.0%

MALAYSIA — (0.0%)
Other Securities		3,004	0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$3,118	0.0%

TAIWAN — (0.0%)
Other Securities		1,238	0.0%

THAILAND — (0.0%)
Other Securities		477	0.0%

TOTAL RIGHTS/WARRANTS		8,208	0.0%

TOTAL INVESTMENT SECURITIES (Cost $652,274,007)		566,199,218

		Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	138,334	1,599,274	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $653,873,721)		$567,798,492	100.0%

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$130,232	$28,749,342	—	$28,879,574
Austria	—	3,602,917	—	3,602,917
Belgium	493,178	6,676,753	—	7,169,931
Brazil	8,328,731	107,694	—	8,436,425
Canada	50,544,558	15,482	—	50,560,040
Chile	—	633,668	—	633,668
China	1,098,697	31,467,344	$407,737	32,973,778
Colombia	132,549	—	—	132,549
Denmark	—	9,498,918	—	9,498,918
Finland	—	8,009,884	—	8,009,884
France	—	21,896,811	—	21,896,811
Germany	—	28,814,564	—	28,814,564
Greece	1,075	615,845	—	616,920
Hong Kong	179,447	8,413,363	33,796	8,626,606
Hungary	—	148,573	—	148,573
India	47,950	35,417,021	170	35,465,141
Indonesia	—	3,971,559	8,722	3,980,281
Ireland	—	4,539,398	—	4,539,398
Israel	125,586	7,051,706	—	7,177,292
Italy	840,988	13,726,274	—	14,567,262
Japan	169,817	97,350,435	—	97,520,252
Malaysia	—	3,122,991	—	3,122,991
Mexico	4,127,575	122,964	—	4,250,539
Netherlands	546,460	10,363,499	—	10,909,959
New Zealand	—	1,385,842	—	1,385,842
Norway	152,505	4,837,571	—	4,990,076
Philippines	—	1,137,782	—	1,137,782
Poland	—	1,009,810	—	1,009,810
Portugal	—	1,971,152	—	1,971,152
Qatar	—	1,273,087	—	1,273,087

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Saudi Arabia	$41,012	$7,268,527	—		$7,309,539
Singapore	—	3,950,379	$681		3,951,060
South Africa	500,752	5,498,679	—		5,999,431
South Korea	—	18,311,267	30,203		18,341,470
Spain	—	7,478,968	—		7,478,968
Sweden	9,497	8,634,760	—		8,644,257
Switzerland	—	22,156,990	—		22,156,990
Taiwan	21,964	29,116,678	10,258		29,148,900
Thailand	3,851,514	61,320	—		3,912,834
Turkey	—	1,296,493	—		1,296,493
United Arab Emirates	—	2,509,152	—		2,509,152
United Kingdom	50,807	49,318,348	5,559		49,374,714
United States	339,801	261,151	—		600,952
Preferred Stocks
Brazil	719,339	14,654	—		733,993
Germany	—	1,361,468	—		1,361,468
Philippines	—	13,984	—		13,984
South Korea	—	10,073	—		10,073
Thailand	44,710	—	—		44,710
Rights/Warrants
Indonesia	—	371	—		371
Malaysia	—	3,004	—		3,004
South Korea	—	3,118	—		3,118
Taiwan	—	1,238	—		1,238
Thailand	—	477	—		477
Securities Lending Collateral	—	1,599,274	—		1,599,274

TOTAL	$72,498,744	$494,802,622	$497,126	^	$567,798,492

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	19,085,265	$585,917,648
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	21,323,624	260,574,682
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,689,986	103,159,443

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $755,679,500)		$949,651,773

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$949,651,773	—	—	$949,651,773

TOTAL	$949,651,773	—	—	$949,651,773

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	5,479,170	$153,471,531
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,713,866	69,823,446
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,437,800	44,197,317

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $185,731,491)		$267,492,294

As of October 31, 2022, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	9,217,982	HKD	72,313,000	Societe Generale	11/14/22	$3,468
USD	259,057	NZD	433,658	Citibank, N.A.	11/15/22	6,870
NZD	22,030	USD	12,596	Citibank, N.A.	11/15/22	215
SEK	941,913	USD	83,956	Citibank, N.A.	11/17/22	1,435
USD	110,820	SEK	1,210,000	Citibank, N.A.	11/17/22	1,125
USD	1,754,501	SEK	18,850,040	UBS AG	11/17/22	45,610
USD	631,811	SGD	886,401	Societe Generale	12/12/22	5,493
USD	289,162	CHF	285,000	Bank of America Corp.	12/22/22	2,795
USD	248,862	CAD	336,000	Citibank, N.A.	12/22/22	2,083
USD	4,583,010	CHF	4,451,940	State Street Bank and Trust	12/22/22	109,726
USD	1,303,483	DKK	9,699,626	State Street Bank and Trust	01/03/23	8,717
USD	13,697,640	JPY	1,974,668,222	UBS AG	01/10/23	295,436

Total Appreciation						$482,973
HKD	5,775,000	USD	735,945	Societe Generale	11/14/22	$(63)
USD	4,399,343	CAD	6,041,449	State Street Bank and Trust	12/22/22	(37,871)
USD	83,474	DKK	626,000	HSBC Bank	01/03/23	(88)
USD	633,623	ILS	2,253,832	HSBC Bank	01/10/23	(8,133)
USD	619,497	NOK	6,527,873	Bank of America Corp.	01/17/23	(10,097)
USD	15,922,865	EUR	16,173,803	State Street Bank and Trust	01/18/23	(165,274)
USD	4,097,495	AUD	6,461,192	Morgan Stanley and Co. International	01/19/23	(46,399)
USD	7,930,686	GBP	6,992,402	Citibank, N.A.	01/23/23	(111,036)

Total (Depreciation)						$(378,961)

Total Appreciation (Depreciation)						$104,012

As of October 31, 2022, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	17	12/16/22	$3,432,613	$3,300,550	$(132,063)

Total Futures Contracts			$3,432,613	$3,300,550	$(132,063)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$267,492,294	—	—	$267,492,294
Forward Currency Contracts**	—	$104,012	—	104,012
Futures Contracts**	(132,063)	—	—	(132,063)

TOTAL	$267,360,231	$104,012	—	$267,464,243

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$3,941,855,313

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,941,855,313

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$3,511,977,837

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,511,977,837

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$9,618,712,511

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$9,618,712,511

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.6%)
BRAZIL — (4.7%)
Petroleo Brasileiro SA	16,003,488	$103,044,432	0.5%
Petroleo Brasileiro SA, Sponsored ADR	776,944	8,942,625	0.1%
Petroleo Brasileiro SA, Sponsored ADR	1,228,197	15,745,486	0.1%
Vale SA	12,770,281	165,960,503	0.8%
Other Securities		715,852,064	3.3%

TOTAL BRAZIL		1,009,545,110	4.8%

CHILE — (0.5%)
Other Securities		107,394,133	0.5%

CHINA — (23.9%)
* Alibaba Group Holding Ltd.	9,442,600	73,415,334	0.4%
* Alibaba Group Holding Ltd., Sponsored ADR	2,168,694	137,885,565	0.7%
Bank of China Ltd., Class H	204,333,702	65,811,219	0.3%
China Construction Bank Corp., Class H	370,130,302	196,423,801	1.0%
China Merchants Bank Co. Ltd., Class H	15,457,146	50,605,146	0.3%
China Petroleum & Chemical Corp., Class H	144,228,400	57,161,513	0.3%
China Resources Land Ltd.	15,028,610	47,021,260	0.2%
CSPC Pharmaceutical Group Ltd.	47,200,400	48,482,432	0.3%
Industrial & Commercial Bank of China Ltd., Class H	189,988,725	82,486,520	0.4%
Lenovo Group Ltd.	54,200,000	43,317,052	0.2%
PetroChina Co. Ltd., Class H	141,510,000	54,131,395	0.3%
Ping An Insurance Group Co. of China Ltd., Class H	29,572,500	118,390,265	0.6%
Tencent Holdings Ltd.	15,853,500	416,578,820	2.0%
# Yum China Holdings, Inc.	1,340,150	55,415,202	0.3%
Other Securities		3,637,141,287	17.0%

TOTAL CHINA		5,084,266,811	24.3%

COLOMBIA — (0.1%)
Other Securities		23,264,568	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		26,171,069	0.1%

EGYPT — (0.0%)
Other Securities		8,280,521	0.1%

GREECE — (0.3%)
Other Securities		58,707,459	0.3%

HONG KONG — (0.0%)
Other Securities		1,022,743	0.0%

HUNGARY — (0.1%)
Other Securities		27,091,905	0.1%

INDIA — (18.3%)
* Adani Transmission Ltd.	1,316,212	53,352,277	0.3%
Axis Bank Ltd.	6,691,329	73,380,307	0.4%
Bharti Airtel Ltd.	6,547,243	65,844,249	0.3%
HCL Technologies Ltd.	3,068,049	38,529,778	0.2%
HDFC Bank Ltd.	5,287,973	95,917,177	0.5%
Housing Development Finance Corp. Ltd.	2,180,150	65,189,060	0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
# ICICI Bank Ltd., Sponsored ADR	4,405,288	$97,092,548	0.5%
Infosys Ltd.	7,880,895	147,037,423	0.7%
# Infosys Ltd., Sponsored ADR	3,016,528	56,499,569	0.3%
ITC Ltd.	9,263,717	39,086,898	0.2%
Larsen & Toubro Ltd.	1,777,002	43,686,111	0.2%
Mahindra & Mahindra Ltd.	2,550,757	41,671,110	0.2%
Reliance Industries Ltd.	5,435,465	167,470,856	0.8%
Tata Consultancy Services Ltd.	2,268,008	87,173,506	0.4%
Other Securities		2,825,166,968	13.3%

TOTAL INDIA		3,897,097,837	18.6%

INDONESIA — (2.4%)
Bank Central Asia Tbk PT	88,689,000	50,133,884	0.3%
Other Securities		461,099,656	2.1%

TOTAL INDONESIA		511,233,540	2.4%

MALAYSIA — (1.7%)
Other Securities		354,089,493	1.7%

MEXICO — (2.7%)
# America Movil SAB de CV, Sponsored ADR, Class L	3,735,424	70,263,325	0.3%
# Grupo Financiero Banorte SAB de CV, Class O	5,618,112	45,734,881	0.2%
Other Securities		457,703,720	2.2%

TOTAL MEXICO		573,701,926	2.7%

PERU — (0.1%)
Other Securities		22,996,071	0.1%

PHILIPPINES — (0.8%)
Other Securities		175,483,284	0.8%

POLAND — (0.7%)
Other Securities		145,889,285	0.7%

QATAR — (0.8%)
Qatar National Bank QPSC	7,622,173	41,736,328	0.2%
Other Securities		127,923,282	0.6%

TOTAL QATAR		169,659,610	0.8%

SAUDI ARABIA — (4.3%)
* Al Rajhi Bank	2,891,961	65,577,726	0.3%
* Saudi Arabian Mining Co.	2,208,717	49,162,117	0.2%
Saudi Basic Industries Corp.	1,804,653	42,374,183	0.2%
Saudi Telecom Co.	3,909,678	42,004,778	0.2%
Other Securities		716,866,692	3.5%

TOTAL SAUDI ARABIA		915,985,496	4.4%

SOUTH AFRICA — (3.9%)
MTN Group Ltd.	9,331,749	65,951,691	0.3%
Other Securities		758,242,670	3.6%

TOTAL SOUTH AFRICA		824,194,361	3.9%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SOUTH KOREA — (11.6%)
	Hyundai Motor Co.	333,785	$38,464,869	0.2%
	KB Financial Group, Inc.	1,155,887	38,894,509	0.2%
#	Samsung Electronics Co. Ltd.	15,458,884	643,396,027	3.1%
#	SK Hynix, Inc.	2,150,179	124,477,108	0.6%
	Other Securities		1,625,762,773	7.7%

TOTAL SOUTH KOREA			2,470,995,286	11.8%

	TAIWAN — (15.3%)
#	Hon Hai Precision Industry Co. Ltd.	20,491,403	65,082,262	0.3%
	MediaTek, Inc.	3,483,823	63,503,801	0.3%
	Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	498,195,913	2.4%
Sponsored ADR	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,502,836	215,599,556	1.1%
#	United Microelectronics Corp.	35,252,441	42,389,687	0.2%
	Other Securities		2,380,820,232	11.3%

TOTAL TAIWAN			3,265,591,451	15.6%

	THAILAND — (2.5%)
	Other Securities		538,182,738	2.6%

	TURKEY — (0.7%)
	Other Securities		157,024,803	0.8%

	UNITED ARAB EMIRATES — (1.1%)
	Other Securities		227,165,659	1.1%

	UNITED KINGDOM — (0.0%)
	Other Security		47,262	0.0%

	UNITED STATES — (0.0%)
	Other Security		5,482,691	0.0%

TOTAL COMMON STOCKS			20,600,565,112	98.3%

	PREFERRED STOCKS — (1.4%)
	BRAZIL — (1.4%)
	Itau Unibanco Holding SA	8,752,363	51,509,406	0.3%
	Petroleo Brasileiro SA	22,001,222	126,968,624	0.6%
	Other Securities		105,277,168	0.5%

TOTAL BRAZIL			283,755,198	1.4%

	CHILE — (0.0%)
	Other Securities		2,311,051	0.0%

	COLOMBIA — (0.0%)
	Other Securities		5,490,540	0.0%

	PHILIPPINES — (0.0%)
	Other Security		737,556	0.0%

	SOUTH KOREA — (0.0%)
	Other Security		156,164	0.0%

	TAIWAN — (0.0%)
	Other Security		657,263	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Security.		$780,921	0.0%

TOTAL PREFERRED STOCKS		293,888,693	1.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		74,716	0.0%

INDIA — (0.0%)
Other Security		154,070	0.0%

INDONESIA — (0.0%)
Other Security		8,990	0.0%

MALAYSIA — (0.0%)
Other Security		93,515	0.0%

SAUDI ARABIA — (0.0%)
Other Security		234,726	0.0%

SOUTH KOREA — (0.0%)
Other Securities		80,678	0.0%

TAIWAN — (0.0%)
Other Securities		73,176	0.0%

THAILAND — (0.0%)
Other Securities		9,133	0.0%

TOTAL RIGHTS/WARRANTS		729,004	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $19,809,570,804)		20,895,182,809

		Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	36,710,117	424,405,666	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $20,234,153,262)		$21,319,588,475	101.7%

As of October 31, 2022, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	942	12/16/22	$177,158,776	$182,889,300	$5,730,524

Total Futures Contracts			$177,158,776	$182,889,300	$5,730,524

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$1,006,117,558	$3,427,552	—		$1,009,545,110
Chile	32,172,806	75,221,327	—		107,394,133
China	422,148,177	4,646,599,282	$15,519,352		5,084,266,811
Colombia	21,797,059	1,467,509	—		23,264,568
Czech Republic	—	26,171,069	—		26,171,069
Egypt	115,492	8,165,029	—		8,280,521
Greece	280,106	58,287,844	139,509		58,707,459
Hong Kong	—	1,022,743	—		1,022,743
Hungary	—	27,091,905	—		27,091,905
India	175,548,277	3,721,536,277	13,283		3,897,097,837
Indonesia	13,080,475	497,547,027	606,038		511,233,540
Malaysia	—	354,089,343	150		354,089,493
Mexico	570,637,306	3,041,887	22,733		573,701,926
Peru	22,995,632	—	439		22,996,071
Philippines	3,665,802	171,816,792	690		175,483,284
Poland	—	145,889,285	—		145,889,285
Qatar	—	169,659,610	—		169,659,610
Saudi Arabia	1,208,258	914,762,028	15,210		915,985,496
South Africa	73,897,560	750,296,801	—		824,194,361
South Korea	45,765,657	2,423,349,654	1,879,975		2,470,995,286
Taiwan	224,060,888	3,040,998,613	531,950		3,265,591,451
Thailand	523,565,825	14,616,913	—		538,182,738
Turkey	26,011	156,998,792	—		157,024,803
United Arab Emirates	—	227,165,659	—		227,165,659
United Kingdom	—	47,262	—		47,262
United States	—	5,482,691	—		5,482,691
Preferred Stocks
Brazil	283,425,480	329,718	—		283,755,198
Chile	—	2,311,051	—		2,311,051
Colombia	5,490,540	—	—		5,490,540
Philippines	—	737,556	—		737,556
South Korea	—	156,164	—		156,164
Taiwan	—	657,263	—		657,263
Thailand	780,921	—	—		780,921
Rights/Warrants
Brazil	—	74,716	—		74,716
India	—	154,070	—		154,070
Indonesia	—	8,990	—		8,990
Malaysia	—	93,515	—		93,515
Saudi Arabia	—	234,726	—		234,726
South Korea	—	80,678	—		80,678
Taiwan	—	73,176	—		73,176
Thailand	—	9,133	—		9,133
Securities Lending Collateral	—	424,405,666	—		424,405,666
Futures Contracts**	5,730,524	—	—		5,730,524

TOTAL	$3,432,510,354	$17,874,079,316	$18,729,329	^	$21,325,318,999

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.7%)
BRAZIL — (5.4%)
Hypera SA	51,100	$502,641	0.3%
Rumo SA	176,928	758,336	0.4%
Vibra Energia SA	182,505	644,800	0.4%
Other Securities		8,434,086	4.3%

TOTAL BRAZIL		10,339,863	5.4%

CHILE — (0.4%)
Other Securities		818,273	0.4%

CHINA — (20.9%)
China National Building Material Co. Ltd., Class H	788,000	457,565	0.3%
Geely Automobile Holdings Ltd.	865,000	930,897	0.5%
Kingsoft Corp. Ltd.	164,200	497,221	0.3%
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	313,200	431,522	0.2%
Sinopharm Group Co. Ltd., Class H	263,200	499,320	0.3%
* Trip.com Group Ltd.	53,700	1,206,226	0.7%
Wharf Holdings Ltd.	220,000	629,969	0.4%
Other Securities		35,799,610	18.6%

TOTAL CHINA		40,452,330	21.3%

COLOMBIA — (0.0%)
Other Securities		100,700	0.1%

GREECE — (0.4%)
Other Securities		750,795	0.4%

INDIA — (20.3%)
* Adani Transmission Ltd.	25,846	1,047,660	0.6%
Bharat Electronics Ltd.	428,979	554,901	0.3%
Cholamandalam Investment & Finance Co. Ltd.	54,401	468,371	0.3%
Cipla Ltd.	57,177	807,122	0.4%
Dr Reddy’s Laboratories Ltd., ADR	14,776	802,485	0.4%
Federal Bank Ltd.	279,886	444,947	0.2%
GAIL India Ltd.	419,667	461,082	0.3%
Hero MotoCorp Ltd.	16,291	527,932	0.3%
IndusInd Bank Ltd.	46,184	638,799	0.4%
JSW Energy Ltd.	106,314	432,885	0.2%
Shriram Transport Finance Co. Ltd.	33,751	501,056	0.3%
Tata Consumer Products Ltd.	81,284	757,134	0.4%
UPL Ltd.	78,979	698,955	0.4%
Zee Entertainment Enterprises Ltd.	155,262	493,052	0.3%
Other Securities		30,513,929	15.8%

TOTAL INDIA		39,150,310	20.6%

INDONESIA — (2.5%)
Other Securities		4,790,159	2.5%

MALAYSIA — (1.8%)
Other Securities		3,504,747	1.9%

MEXICO — (2.2%)
Other Securities		4,251,029	2.2%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
PHILIPPINES — (0.7%)
Other Securities		$1,385,004	0.7%

POLAND — (0.6%)
Other Securities		1,202,377	0.6%

QATAR — (1.1%)
Other Securities		2,194,062	1.2%

SAUDI ARABIA — (4.5%)
Arab National Bank	107,826	925,879	0.5%
Bank Al-Jazira	85,886	534,358	0.3%
Etihad Etisalat Co.	69,362	675,279	0.4%
Sahara International Petrochemical Co.	54,473	586,449	0.3%
Saudi Investment Bank	98,381	474,588	0.3%
* Saudi Kayan Petrochemical Co.	156,893	549,596	0.3%
Yanbu National Petrochemical Co.	41,887	498,033	0.3%
Other Securities		4,456,664	2.2%

TOTAL SAUDI ARABIA		8,700,846	4.6%

SOUTH AFRICA — (3.7%)
Aspen Pharmacare Holdings Ltd.	60,599	498,483	0.3%
Nedbank Group Ltd.	62,252	736,989	0.4%
Other Securities		5,820,377	3.0%
TOTAL SOUTH AFRICA		7,055,849	3.7%
SOUTH KOREA — (11.3%)
* Hanwha Solutions Corp.	16,504	545,435	0.3%
Other Securities		21,247,101	11.2%

TOTAL SOUTH KOREA		21,792,536	11.5%

TAIWAN — (17.6%)
Asia Cement Corp.	410,000	474,077	0.3%
AUO Corp.	1,236,000	645,051	0.4%
Catcher Technology Co. Ltd.	107,000	562,078	0.3%
# Compal Electronics, Inc.	784,000	512,790	0.3%
Far Eastern New Century Corp.	561,000	559,153	0.3%
Innolux Corp.	1,648,005	604,376	0.3%
Lite-On Technology Corp.	265,000	524,761	0.3%
Pegatron Corp.	360,000	658,108	0.4%
Shanghai Commercial & Savings Bank Ltd.	302,000	434,670	0.2%
Shin Kong Financial Holding Co. Ltd.	2,347,698	582,046	0.3%
SinoPac Financial Holdings Co. Ltd.	1,557,420	777,082	0.4%
Taishin Financial Holding Co. Ltd.	1,726,532	708,556	0.4%
Walsin Lihwa Corp.	437,607	484,068	0.3%
Yageo Corp.	54,122	613,581	0.3%
Other Securities		25,795,665	13.4%

TOTAL TAIWAN		33,936,062	17.9%

THAILAND — (2.3%)
Other Securities		4,403,992	2.3%

TURKEY — (1.0%)
Other Securities		1,895,539	1.0%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
UNITED ARAB EMIRATES — (2.0%)
Aldar Properties PJSC	631,225	$742,492	0.4%
Emaar Properties PJSC	777,690	1,283,775	0.7%
Other Securities		1,777,186	0.9%

TOTAL UNITED ARAB EMIRATES		3,803,453	2.0%

TOTAL COMMON STOCKS		190,527,926	100.3%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.4%)
Other Securities		785,297	0.4%

PHILIPPINES — (0.0%)
Other Security		13,120	0.0%

THAILAND — (0.0%)
Other Security		85,386	0.1%

TOTAL PREFERRED STOCKS		883,803	0.5%

RIGHTS/WARRANTS — (0.0%)
INDONESIA — (0.0%)
Other Security		233	0.0%

MALAYSIA — (0.0%)
Other Security		2,374	0.0%

SOUTH KOREA — (0.0%)
Other Securities		1,778	0.0%

TAIWAN — (0.0%)
Other Securities		9,210	0.0%

TOTAL RIGHTS/WARRANTS		13,595	0.0%

TOTAL INVESTMENT SECURITIES (Cost $204,323,991)		191,425,324

		Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	144,101	1,665,954	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $205,990,546)		$193,091,278	101.7%

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$10,267,333	$72,530	—	$10,339,863
Chile	—	818,273	—	818,273
China	1,842,332	38,335,145	$274,853	40,452,330
Colombia	100,700	—	—	100,700
Greece	1,241	749,554	—	750,795

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
India	$967,941	$38,182,369	—		$39,150,310
Indonesia	—	4,783,535	$6,624		4,790,159
Malaysia	—	3,504,747	—		3,504,747
Mexico	3,954,965	296,064	—		4,251,029
Philippines	—	1,385,004	—		1,385,004
Poland	—	1,202,377	—		1,202,377
Qatar	—	2,194,062	—		2,194,062
Saudi Arabia	17,844	8,683,002	—		8,700,846
South Africa	231,595	6,824,254	—		7,055,849
South Korea	—	21,760,523	32,013		21,792,536
Taiwan	19,960	33,901,463	14,639		33,936,062
Thailand	4,337,608	66,384	—		4,403,992
Turkey	—	1,895,539	—		1,895,539
United Arab Emirates	—	3,793,994	9,459		3,803,453
Preferred Stocks
Brazil	785,297	—	—		785,297
Philippines	—	13,120	—		13,120
Thailand	85,386	—	—		85,386
Rights/Warrants
Indonesia	—	233	—		233
Malaysia	—	2,374	—		2,374
South Korea	—	1,778	—		1,778
Taiwan	—	9,210	—		9,210
Securities Lending Collateral	—	1,665,954	—		1,665,954

TOTAL	$22,612,202	$170,141,488	$337,588	^	$193,091,278

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

				Percentage
		Shares	Value»	of Net Assets‡
	COMMON STOCKS — (97.0%)
	BRAZIL — (6.8%)
	Petroleo Brasileiro SA	322,824	$2,078,623	0.5%
	Petroleo Brasileiro SA, Sponsored ADR	116,653	1,342,676	0.3%
	Petroleo Brasileiro SA, Sponsored ADR	83,286	1,067,727	0.3%
#	Vale SA, Sponsored ADR	258,814	3,349,053	0.8%
	Other Securities		21,327,422	5.0%

	TOTAL BRAZIL		29,165,501	6.9%

	CHILE — (0.7%)
	Other Securities		2,899,353	0.7%

	COLOMBIA — (0.2%)
	Other Securities		670,002	0.2%

	CZECH REPUBLIC — (0.1%)
	Other Securities		585,166	0.1%

	EGYPT — (0.0%)
	Other Security		126,476	0.0%

	GREECE — (0.4%)
	Other Securities		1,742,300	0.4%

	HUNGARY — (0.2%)
	Other Securities		785,146	0.2%

	INDIA — (24.2%)
	Axis Bank Ltd.	191,239	2,097,218	0.5%
	Bajaj Finance Ltd.	13,464	1,164,138	0.3%
	Bharti Airtel Ltd.	211,484	2,126,850	0.5%
	HCL Technologies Ltd.	83,557	1,049,342	0.3%
	HDFC Bank Ltd.	133,718	2,425,476	0.6%
	Housing Development Finance Corp. Ltd.	66,733	1,995,396	0.5%
	ICICI Bank Ltd., Sponsored ADR	119,069	2,624,281	0.6%
	Infosys Ltd.	240,612	4,489,207	1.1%
	Infosys Ltd., Sponsored ADR	66,993	1,254,779	0.3%
	ITC Ltd.	254,201	1,072,564	0.3%
	Kotak Mahindra Bank Ltd.	41,798	962,200	0.2%
	Larsen & Toubro Ltd.	58,735	1,443,951	0.4%
	Mahindra & Mahindra Ltd.	60,182	983,179	0.2%
	Reliance Industries Ltd.	45,741	1,409,315	0.3%
Ω	Reliance Industries Ltd., GDR	38,821	2,370,022	0.6%
	Tata Consultancy Services Ltd.	51,433	1,976,887	0.5%
	Tata Steel Ltd.	838,000	1,023,263	0.3%
	Titan Co. Ltd.	28,688	958,476	0.2%
	Other Securities		72,922,110	16.9%

	TOTAL INDIA		104,348,654	24.6%

	INDONESIA — (3.3%)
	Bank Central Asia Tbk PT	1,991,500	1,125,750	0.3%
	Bank Mandiri Persero Tbk PT	1,802,300	1,217,549	0.3%
	Other Securities		11,833,856	2.7%

	TOTAL INDONESIA		14,177,155	3.3%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

				Percentage
		Shares	Value»	of Net Assets‡
	MALAYSIA — (2.1%)
	Other Securities		$8,961,785	2.1%

	MEXICO — (2.8%)
	America Movil SAB de CV, Sponsored ADR, Class L	104,835	1,971,946	0.5%
	Grupo Financiero Banorte SAB de CV, Class O	162,996	1,326,888	0.3%
	Other Securities		8,962,693	2.1%

	TOTAL MEXICO		12,261,527	2.9%

	PERU — (0.1%)
	Other Securities		237,093	0.1%

	PHILIPPINES — (1.0%)
	Other Securities		4,112,812	1.0%

	POLAND — (0.8%)
	Other Securities		3,537,189	0.8%

	QATAR — (1.6%)
	Qatar National Bank QPSC	329,993	1,806,925	0.4%
	Other Securities		5,216,024	1.3%

	TOTAL QATAR.		7,022,949	1.7%

	SAUDI ARABIA — (5.9%)
*	Al Rajhi Bank	89,608	2,031,939	0.5%
*	Saudi Arabian Mining Co.	68,181	1,517,588	0.4%
Ω	Saudi Arabian Oil Co.	133,379	1,237,826	0.3%
	Saudi Basic Industries Corp.	69,634	1,635,042	0.4%
	Saudi Telecom Co.	127,633	1,371,263	0.3%
	Other Securities		17,744,710	4.1%

	TOTAL SAUDI ARABIA		25,538,368	6.0%

	SOUTH AFRICA — (4.6%)
	Sasol Ltd.	59,057	992,751	0.2%
	Other Securities		18,745,655	4.4%

	TOTAL SOUTH AFRICA		19,738,406	4.6%

	SOUTH KOREA — (15.2%)
	Hyundai Motor Co.	10,521	1,212,424	0.3%
	KB Financial Group, Inc.	29,343	987,365	0.3%
	Kia Corp.	26,819	1,246,300	0.3%
	POSCO Holdings, Inc.	7,405	1,290,623	0.3%
	Samsung Electronics Co. Ltd.	262,210	10,913,134	2.6%
	Samsung Electronics Co. Ltd., GDR	5,450	5,632,575	1.4%
	Shinhan Financial Group Co. Ltd.	46,251	1,175,541	0.3%
	SK Hynix, Inc.	60,505	3,502,726	0.8%
	Other Securities		39,357,126	9.1%

	TOTAL SOUTH KOREA		65,317,814	15.4%

	TAIWAN — (20.4%)
	ASE Technology Holding Co. Ltd.	391,000	965,437	0.2%
	CTBC Financial Holding Co. Ltd.	1,750,000	1,105,539	0.3%
	Hon Hai Precision Industry Co. Ltd.	485,000	1,540,397	0.4%
	MediaTek, Inc.	122,000	2,223,840	0.5%
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,544,000	18,562,282	4.4%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (Continued)
Other Securities		$63,673,583	14.9%

TOTAL TAIWAN		88,071,078	20.7%

THAILAND — (3.3%)
PTT PCL	1,000,500	946,348	0.2%
Other Securities		13,291,591	3.2%

TOTAL THAILAND		14,237,939	3.4%

TURKEY — (1.4%)
Other Securities		5,854,911	1.4%

UNITED ARAB EMIRATES — (1.9%)
Emirates Telecommunications Group Co. PJSC	193,788	1,361,953	0.3%

Other Securities		6,750,905	1.6%

TOTAL UNITED ARAB EMIRATES		8,112,858	1.9%

TOTAL COMMON STOCKS		417,504,482	98.4%

PREFERRED STOCKS — (1.5%)
BRAZIL — (1.5%)
Itau Unibanco Holding SA	229,500	1,350,653	0.3%
Petroleo Brasileiro SA	393,214	2,269,230	0.6%
Other Securities		2,618,132	0.6%

TOTAL BRAZIL		6,238,015	1.5%

CHILE — (0.0%)
Other Securities		160,446	0.0%

COLOMBIA — (0.0%)
Other Securities		50,643	0.0%

TOTAL PREFERRED STOCKS.		6,449,104	1.5%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		1,566	0.0%

INDIA — (0.0%)
Other Security		3,126	0.0%

INDONESIA — (0.0%)
Other Security		179	0.0%

MALAYSIA — (0.0%)
Other Security		1,996	0.0%

SAUDI ARABIA — (0.0%)
Other Security		5,664	0.0%

SOUTH KOREA — (0.0%)
Other Securities		4,477	0.0%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (0.0%)
Other Securities		$5,466	0.0%

TOTAL RIGHTS/WARRANTS		22,474	0.0%

TOTAL INVESTMENT SECURITIES (Cost $500,395,215)		423,976,060

		Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	574,173	6,638,018	1.6%

TOTAL INVESTMENTS—(100.0%) (Cost $507,035,752)		$430,614,078	101.5%

Summary of the Portfolio’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$29,003,617	$161,884	—	$29,165,501
Chile	1,017,344	1,882,009	—	2,899,353
Colombia	654,172	15,830	—	670,002
Czech Republic	—	585,166	—	585,166
Egypt	126,476	—	—	126,476
Greece	1,253	1,741,047	—	1,742,300
Hungary	—	785,146	—	785,146
India	9,276,266	95,072,388	—	104,348,654
Indonesia	107,496	14,066,877	$2,782	14,177,155
Malaysia	—	8,961,785	—	8,961,785
Mexico	12,261,527	—	—	12,261,527
Peru	237,093	—	—	237,093
Philippines	120,730	3,992,082	—	4,112,812
Poland	—	3,537,189	—	3,537,189
Qatar	—	7,022,949	—	7,022,949
Saudi Arabia	24,185	25,514,183	—	25,538,368
South Africa	2,040,160	17,698,246	—	19,738,406
South Korea	6,281,726	58,994,492	41,596	65,317,814
Taiwan	810,599	87,260,479	—	88,071,078
Thailand	13,768,163	469,776	—	14,237,939
Turkey	—	5,854,911	—	5,854,911
United Arab Emirates	—	8,112,858	—	8,112,858
Preferred Stocks
Brazil	6,219,649	18,366	—	6,238,015
Chile	—	160,446	—	160,446
Colombia	50,643	—	—	50,643
Rights/Warrants
Brazil	—	1,566	—	1,566
India	—	3,126	—	3,126
Indonesia	—	179	—	179
Malaysia	—	1,996	—	1,996
Saudi Arabia	—	5,664	—	5,664
South Korea	—	4,477	—	4,477

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Taiwan	—	$5,466	—		$5,466
Securities Lending Collateral	—	6,638,018	—		6,638,018

TOTAL	$82,001,099	$348,568,601	$44,378	^	$430,614,078

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$82,880	$9,250,230
Investment Securities at Value (including $271,051, $1,674,248, $0 and $0 of securities on loan, respectively)	$4,736,653	$25,829,542	—	—
Temporary Cash Investments at Value & Cost	—	—	—	60,674
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $246,175, $1,477,224, $0 and $0, respectively)	246,081	1,476,616	—	—
Segregated Cash for Futures Contracts	2,630	12,540	—	2,820
Foreign Currencies at Value	34,338	194,770	—	—
Cash	5,714	58,431	51	—
Receivables:
Investment Securities Sold	22,789	115,742	—	—
Dividends, Interest and Tax Reclaims	22,495	124,940	—	172
Securities Lending Income	208	1,580	—	—
Fund Shares Sold	5,574	18,797	1	18,258
Unrealized Gain on Foreign Currency Contracts	8	—	—	—
Prepaid Expenses and Other Assets	33	239	3	63

Total Assets	5,076,523	27,833,197	82,935	9,332,217

LIABILITIES:
Payables:
Upon Return of Securities Loaned	249,563	1,565,282	—	—
Investment Securities Purchased	—	15,669	—	—
Fund Shares Redeemed	4,704	36,527	—	9,425
Due to Advisor	560	4,344	10	1,934
Futures Margin Variation	727	1,771	—	398
Unrealized Loss on Foreign Currency Contracts	7	—	—	—
Accrued Expenses and Other Liabilities	284	1,398	5	365

Total Liabilities	255,845	1,624,991	15	12,122

NET ASSETS	$4,820,678	$26,208,206	$82,920	$9,320,095

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares - based on net assets of $4,820,678; $26,208,206; $82,920 and $9,320,095 and shares outstanding of 228,945,808, 2,144,659,375, 6,620,977 and 585,184,804, respectively	$21.06	$12.22	$12.52	$15.93

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$79,350	N/A

Investment Securities at Cost	$4,069,492	$25,579,747	N/A	N/A

Foreign Currencies at Cost	$34,350	$197,143	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,638,134	$27,030,210	$80,078	$10,058,928
Total Distributable Earnings (Loss)	182,544	(822,004)	2,842	(738,833)

NET ASSETS	$4,820,678	$26,208,206	$82,920	$9,320,095

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$267,617	$230,258	$18,406	$616,480
Receivables:
Fund Shares Sold	—	—	—	15
Prepaid Expenses and Other Assets	9	8	8	9

Total Assets	267,626	230,266	18,414	616,504

LIABILITIES:
Payables:
Fund Shares Redeemed	—	—	6	32
Due to Advisor	56	49	7	125
Accrued Expenses and Other Liabilities	19	15	3	24

Total Liabilities	75	64	16	181

NET ASSETS	$267,551	$230,202	$18,398	$616,323

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $267,551; $230,202; $18,398 and $616,323 and shares outstanding of 14,318,191, 13,233,989, 925,079 and 25,955,141, respectively	$18.69	$17.39	$19.89	$23.75

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$284,996	$283,447	$25,349	$667,576
Total Distributable Earnings (Loss)	(17,445)	(53,245)	(6,951)	(51,253)

NET ASSETS	$267,551	$230,202	$18,398	$616,323

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,036,868	—	—
Investment Securities at Value (including $278,311, $189,598, $355,881 and $193,585 of securities on loan, respectively)	$4,375,092	4,788,337	$9,478,103	$2,848,525
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $260,057, $194,392, $279,355 and $159,496, respectively)	259,980	194,324	279,235	159,430
Segregated Cash for Futures Contracts	2,130	1,720	6,798	900
Foreign Currencies at Value	35,964	—	92,939	3,314
Cash	10,399	44,231	24,751	20,867
Receivables:
Investment Securities Sold	39,092	13,536	17,417	6,569
Dividends, Interest and Tax Reclaims	21,545	3,323	60,938	14,708
Securities Lending Income	285	53	348	213
Fund Shares Sold	11,321	16,303	9,704	4,690
Prepaid Expenses and Other Assets	14	65	75	75

Total Assets	4,755,822	8,098,760	9,970,308	3,059,291

LIABILITIES:
Payables:
Upon Return of Securities Loaned	299,241	207,964	294,176	165,207
Investment Securities Purchased	—	11,647	—	122
Fund Shares Redeemed	2,569	6,679	6,032	9,629
Due to Advisor	877	779	3,137	714
Futures Margin Variation	794	243	1,312	470
Accrued Expenses and Other Liabilities	193	375	951	218

Total Liabilities	303,674	227,687	305,608	176,360

NET ASSETS	$4,452,148	$7,871,073	$9,664,700	$2,882,931

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,452,148; $7,871,073; $9,664,700 and $2,882,931 and shares outstanding of 1,317,084,678, 798,063,859, 575,085,885 and 270,161,942, respectively	$3.38	$9.86	$16.81	$10.67

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,904,561	$—	$—

Investment Securities at Cost	$5,316,255	$4,359,991	$10,024,140	$2,790,322

Foreign Currencies at Cost	$36,138	$—	$91,827	$3,304

NET ASSETS CONSIST OF:
Paid-In Capital	$6,452,281	$8,122,995	$10,331,070	$2,852,170
Total Distributable Earnings (Loss)	(2,000,133)	(251,922)	(666,370)	30,761

NET ASSETS	$4,452,148	$7,871,073	$9,664,700	$2,882,931

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$194,049	—	—
Investment Securities at Value (including $118,618, $0, $205,779 and $4,638 of securities on loan, respectively)	$1,600,204	—	$3,085,520	$566,199
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $113,856, $0, $167,369 and $1,600, respectively)	113,814	—	167,297	1,599
Segregated Cash for Futures Contracts	—	—	1,280	—
Foreign Currencies at Value	1,460	—	19,235	409
Cash	272	232	—	683
Receivables:
Investment Securities Sold	14,747	—	19,579	364
Dividends, Interest and Tax Reclaims	6,017	—	11,497	2,815
Securities Lending Income	82	—	236	13
Fund Shares Sold	1,384	10	1,950	710
Futures Margin Variation	44	—	—	—
Unrealized Gain on Foreign Currency Contracts	—	—	3	—
Prepaid Expenses and Other Assets	21	16	14	23

Total Assets	1,738,045	194,307	3,306,611	572,815

LIABILITIES:
Payables:
Upon Return of Securities Loaned	128,519	—	175,641	1,876
Investment Securities Purchased	—	—	95	4
Fund Shares Redeemed	2,434	19	954	2,415
Due to Advisor	337	22	654	192
Futures Margin Variation	—	—	363	—
Unrealized Loss on Foreign Currency Contracts	—	—	1	—
Deferred Taxes Payable	—	—	6,517	676
Accrued Expenses and Other Liabilities	121	7	326	95

Total Liabilities	131,411	48	184,551	5,258

NET ASSETS	$1,606,634	$194,259	$3,122,060	$567,557

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,606,634; $194,259; $3,122,060 and $567,557 and shares outstanding of 158,787,777, 19,167,782, 301,635,921 and 51,502,884, respectively	$10.12	$10.14	$10.35	$11.02

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$194,249	$—	$—

Investment Securities at Cost	$1,645,167	N/A	$3,168,684	$652,274

Foreign Currencies at Cost	$1,468	$—	$19,871	$394

NET ASSETS CONSIST OF:
Paid-In Capital	$1,707,462	$204,707	$3,250,371	$665,983
Total Distributable Earnings (Loss)	(100,828)	(10,448)	(128,311)	(98,426)

NET ASSETS	$1,606,634	$194,259	$3,122,060	$567,557

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$949,652	$267,492	$3,941,855	$3,511,978
Segregated Cash for Futures Contracts	—	170	—	—
Cash	—	2,999	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	743	—	—	—
Dividends and Interest	1	—	—	—
Fund Shares Sold	516	17	7,231	3,878
Unrealized Gain on Forward Currency Contracts	—	483	—	—
Prepaid Expenses and Other Assets	8	18	49	30

Total Assets	950,920	271,179	3,949,135	3,515,886

LIABILITIES:
Payables:
Due to Custodian	50	—	—	—
Fund Shares Redeemed	1,787	46	9,508	2,829
Due to Advisor	36	10	638	979
Futures Margin Variation	—	24	—	—
Unrealized Loss on Forward Currency Contracts	—	379	—	—
Accrued Expenses and Other Liabilities	30	12	208	169

Total Liabilities	1,903	471	10,354	3,977

NET ASSETS	$949,017	$270,708	$3,938,781	$3,511,909

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $949,017; $270,708; $3,938,781 and $3,511,909 and shares outstanding of 52,015,659, 14,966,292, 172,920,833 and 187,198,138, respectively	$18.24	$18.09	$22.78	$18.76

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$755,680	$185,731	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$770,696	$170,614	$3,097,945	$3,681,224
Total Distributable Earnings (Loss)	178,321	100,094	840,836	(169,315)

NET ASSETS	$949,017	$270,708	$3,938,781	$3,511,909

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$9,618,713	—	—	—
Investment Securities at Value (including $0, $1,050,726, $3,524 and $6,684 of securities on loan, respectively)	—	$20,895,182	$191,425	$423,976
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $424,582, $1,667 and $6,641, respectively)	—	424,406	1,666	6,638
Segregated Cash for Futures Contracts	—	9,420	—	—
Foreign Currencies at Value	—	170,221	501	936
Cash	—	29,782	—	1,557
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	37,153	1,162	281
Dividends and Interest	—	24,426	175	373
Securities Lending Income	—	3,213	13	8
Fund Shares Sold	17,320	48,382	444	1,096
Due from Advisor	—	—	—	76
Unrealized Gain on Foreign Currency Contracts	—	—	—	1
Deferred Offering Costs	—	—	—	4
Prepaid Expenses and Other Assets	71	174	19	29

Total Assets	9,636,104	21,642,359	195,405	434,975

LIABILITIES:
Payables:
Due to Custodian	—	—	8	—
Upon Return of Securities Loaned	—	436,254	1,691	6,829
Investment Securities/Affiliated Investment Companies Purchased	—	6,762	85	1,330
Fund Shares Redeemed	20,166	69,671	1,448	2,275
Due to Advisor	2,344	6,036	86	—
Line of Credit	—	—	916	—
Futures Margin Variation	—	1,330	—	—
Unrealized Loss on Foreign Currency Contracts	—	1	1	1
Deferred Taxes Payable	—	150,588	1,201	—
Accrued Expenses and Other Liabilities	513	3,142	43	93

Total Liabilities	23,023	673,784	5,479	10,528

NET ASSETS	$9,613,081	$20,968,575	$189,926	$424,447

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $12,956; $0; $0 and $0 and shares outstanding of 541,782, 0, 0 and 0, respectively	$23.91	N/A	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A	N/A

Institutional Class Shares — based on net assets of $9,600,125; $20,968,575; $189,926 and $424,447 and shares outstanding of 398,774,576, 1,156,722,142, 20,443,999 and 54,695,607, respectively	$24.08	$18.13	$9.29	$7.76

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$19,809,571	$204,324	$500,395

Foreign Currencies at Cost	$—	$171,829	$529	$936

NET ASSETS CONSIST OF:
Paid-In Capital	$11,465,637	$22,326,559	$198,484	$521,039
Total Distributable Earnings (Loss)	(1,852,556)	(1,357,984)	(8,558)	(96,592)

NET ASSETS	$9,613,081	$20,968,575	$189,926	$424,447

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $118 and $32,864, respectively)	—	—	$1,111	$351,462
Income from Securities Lending	—	—	66	11,450
Expenses Allocated from Affiliated Investment Companies	—	—	(59)	(13,461)

Income Distributions Received from Affiliated Investment Companies	—	—	562	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	1,680	349,451

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,759, $96,986, $0 and $0, respectively)	$180,893	$1,071,227	—	—
Income from Securities Lending	1,993	17,140	—	—

Total Fund Investment Income	182,886	1,088,367	—	—

Fund Expenses
Investment Management Fees	7,664	62,092	332	30,411
Accounting & Transfer Agent Fees	766	4,813	17	1,604
Custodian Fees	486	3,126	3	—
Filing Fees	70	378	22	216
Shareholders’ Reports	113	685	7	584
Directors’/Trustees’ Fees & Expenses	25	137	2	46
Professional Fees	124	695	1	100
Previously Waived Fees Recovered by Advisor (Note C)	—	—	2	—
Other	203	1,066	3	203

Total Fund Expenses	9,451	72,992	389	33,164

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	205	—
Fees Paid Indirectly (Note C)	197	624	1	—

Net Expenses	9,254	72,368	183	33,164

Net Investment Income (Loss)	173,632	1,015,999	1,497	316,287

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	3,071	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(72,788)	425,701	—	—
Affiliated Investment Companies Shares Sold	(41)	(333)	(1,418)	—
Transactions Allocated from Affiliated Investment Company**	—	—	(2,875)	164,767
Futures	(12,682)	(44,185)	34	(19,889)
Foreign Currency Transactions	(5,948)	(47,812)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,377,779)	(9,090,912)	—	—
Affiliated Investment Companies Shares	(125)	(769)	(7,951)	—
Transactions Allocated from Affiliated Investment Company	—	—	(8,701)	(3,930,327)
Futures	(202)	(3,107)	—	271
Translation of Foreign Currency-Denominated Amounts	(977)	(7,919)	—	—

Net Realized and Unrealized Gain (Loss)	(1,470,542)	(8,769,336)	(17,840)	(3,785,178)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,296,910)	$(7,753,337)	$(16,343)	$(3,468,891)

**	Net of foreign capital gain taxes withheld of $0, $0, $22 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $928, $150, $6 and $3,259, respectively)	$8,375	$13,262	$1,155	$22,414
Income from Securities Lending	173	864	2	846
Expenses Allocated from Affiliated Investment Companies	(384)	(400)	(31)	(963)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	8,164	13,726	1,126	22,297

Fund Expenses
Investment Management Fees	1,184	1,191	104	2,836
Accounting & Transfer Agent Fees	51	52	7	123
Filing Fees	20	20	15	20
Shareholders’ Reports	9	8	4	12
Directors’/Trustees’ Fees & Expenses	2	2	—	5
Professional Fees	4	5	—	9
Previously Waived Fees Recovered by Advisor (Note C)	—	—	27	—
Other	3	5	2	8

Total Fund Expenses	1,273	1,283	159	3,013

Fees Waived, Expenses Reimbursed by Advisor (Note C)	321	324	36	770

Net Expenses	952	959	123	2,243

Net Investment Income (Loss)	7,212	12,767	1,003	20,054

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	12,397	14,514	(2,989)	(26,021)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(107,385)	(124,402)	(9,155)	(261,540)

Net Realized and Unrealized Gain (Loss)	(94,988)	(109,888)	(12,144)	(287,561)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(87,776)	$(97,121)	$(11,141)	$(267,507)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$286,842	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	286,842	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $26,518, $0, $38,277 and $11,032, respectively)	$211,565	123,483	$405,509	$115,262
Income from Securities Lending	2,682	172	3,973	2,307

Total Fund Investment Income	214,247	123,655	409,482	117,569

Fund Expenses
Investment Management Fees	13,090	19,216	47,060	10,613
Accounting & Transfer Agent Fees	393	1,581	1,593	600
Custodian Fees	698	42	2,368	522
Filing Fees	43	147	152	81
Shareholders’ Reports	61	346	185	84
Directors’/Trustees’ Fees & Expenses	24	64	50	17
Professional Fees	91	115	285	72
Previously Waived Fees Recovered by Advisor (Note C)	—	68	—	—
Other	145	131	400	124

Total Fund Expenses	14,545	21,710	52,093	12,113

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	8,559	—	—
Fees Paid Indirectly (Note C)	211	30	101	107

Net Expenses	14,334	13,121	51,992	12,006

Net Investment Income (Loss)	199,913	397,376	357,490	105,563

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	8,517	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(97,218)	71,264	16,007	(2,689)
Affiliated Investment Companies Shares Sold	(101)	196,468	9	(9)
Futures	(4,273)	174	(36,186)	(3,680)
Foreign Currency Transactions	(5,807)	—	(19,023)	(5,208)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,783,196)	(1,350,594)	(2,899,988)	(921,097)
Affiliated Investment Companies Shares	(106)	(1,630,271)	(167)	(86)
Futures	171	1,144	(1,079)	(387)
Translation of Foreign Currency-Denominated Amounts	(1,176)	—	(2,550)	(575)

Net Realized and Unrealized Gain (Loss)	(1,891,706)	(2,703,298)	(2,942,977)	(933,731)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,691,793)	$(2,305,922)	$(2,585,487)	$(828,168)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#	World ex U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $972, $0 and $0, respectively)	—	$9,534	—	—
Income from Securities Lending	—	129	—	—
Expenses Allocated from Affiliated Investment Companies	—	(416)	—	—

Income Distributions Received from Affiliated Investment Companies	—	807	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	10,054	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,664, $0, $13,158 and $2,745, respectively)	$68,642	—	$126,791	$24,077
Income from Securities Lending	685	—	2,677	197

Total Fund Investment Income	69,327	—	129,468	24,274

Fund Expenses
Investment Management Fees	5,033	815	9,126	2,895
Accounting & Transfer Agent Fees	370	8	584	156
Custodian Fees	208	25	835	376
Filing Fees	60	23	47	36
Shareholders’ Reports	137	10	65	50
Directors’/Trustees’ Fees & Expenses	24	1	27	6
Professional Fees	42	4	136	52
Other	90	5	171	53

Total Fund Expenses	5,964	891	10,991	3,624

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	447	—	—
Fees Paid Indirectly (Note C)	19	—	34	21

Net Expenses	5,945	444	10,957	3,603

Net Investment Income (Loss)	63,382	9,610	118,511	20,671

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	195	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(55,920)	—	77,983	(12,143)
Affiliated Investment Companies Shares Sold	(25)	636	(24)	(1)
Transactions Allocated from Affiliated Investment Company**	—	(201)	—	—
Futures	291	(44)	(3,864)	174
Foreign Currency Transactions	(936)	—	(4,896)	(839)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(536,106)	—	(1,093,022)	(177,379)
Affiliated Investment Companies Shares	(47)	(6,125)	(95)	(1)
Transactions Allocated from Affiliated Investment Company	—	(42,768)	—	—
Futures	—	—	(167)	(46)
Translation of Foreign Currency-Denominated Amounts	(283)	—	(568)	71

Net Realized and Unrealized Gain (Loss)	(593,026)	(48,307)	(1,024,653)	(190,164)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(529,644)	$(38,697)	$(906,142)	$(169,493)

**	Net of foreign capital gain taxes withheld of $0, $75, $223 and $429, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $21,119 and $17,151, respectively)	—	$12	$171,152	$124,897
Income from Securities Lending	—	—	4,373	16,543
Expenses Allocated from Affiliated Investment Companies	—	—	(7,914)	(11,593)

Income Distributions Received from Affiliated Investment Companies	$23,655	7,067	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	23,655	7,079	167,611	129,847

Fund Expenses
Investment Management Fees	2,274	732	14,892	23,202
Accounting & Transfer Agent Fees	156	58	664	468
Custodian Fees	2	1	—	—
Filing Fees	25	23	110	51
Shareholders’ Reports	28	11	173	48
Directors’/Trustees’ Fees & Expenses	8	2	22	20
Professional Fees	10	1	67	54
Previously Waived Fees Recovered by Advisor (Note C)	34	—	—	—
Other	16	5	55	35

Total Fund Expenses	2,553	833	15,983	23,878

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,860	608	5,136	8,926
Fees Paid Indirectly (Note C)	—	2	—	—

Net Expenses	693	223	10,847	14,952

Net Investment Income (Loss)	22,962	6,856	156,764	114,895

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	16,695	6,687	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(8,828)	3,300	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	17,009	98,361
Futures	(6)	(251)	—	—
Forward Currency Contracts	—	11,432	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(213,117)	(71,420)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	(1,618,027)	(1,298,644)
Futures	—	(234)	—	—
Forward Currency Contracts	—	(243)	—	—

Net Realized and Unrealized Gain (Loss)	(205,256)	(50,729)	(1,601,018)	(1,200,283)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(182,294)	$(43,873)	$(1,444,254)	$(1,085,388)

**	Net of foreign capital gain taxes withheld of $0, $0, $4,859 and $9,037, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#	Emerging Markets ex China Core Equity Portfolioʊ#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $62,596, $0, $0 and $0,respectively)	$571,745	—	—	—
Interest	312	—	—	—
Income from Securities Lending	12,239	—	—	—
Expenses Allocated from Affiliated Investment Companies	(17,755)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	566,541	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $109,966, $996 and $1,862,respectively)	—	$952,313	$6,904	$12,546
Income from Securities Lending	—	38,970	185	58

Total Fund Investment Income	—	991,283	7,089	12,604

Fund Expenses
Investment Management Fees	46,138	87,610	1,092	1,146
Accounting & Transfer Agent Fees	1,056	3,691	45	78
Custodian Fees	—	13,276	138	438
Shareholder Servicing Fees
Class R2 Shares	34	—	—	—
Filing Fees	140	314	29	18
Shareholders’ Reports	152	780	23	21
Directors’/Trustees’ Fees & Expenses	59	123	2	6
Professional Fees	139	493	38	16
Organizational & Offering Costs	—	—	—	105
Other	78	1,554	11	57

Total Fund Expenses	47,796	107,841	1,378	1,885

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	384
Class R2 Shares	14	—	—	—
Institutional Class Shares	11,796	—	—	—
Fees Paid Indirectly (Note C)	—	150	10	13

Net Expenses	35,986	107,691	1,368	1,488

Net Investment Income (Loss)	530,555	883,592	5,721	11,116

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	75,499	5,284	(19,163)
Affiliated Investment Companies Shares Sold	—	(37)	(1)	—
Transactions Allocated from Affiliated Investment Company**	351,369	—	—	—
Futures	—	(37,872)	(135)	(495)
Foreign Currency Transactions	—	(25,138)	(127)	(256)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(8,179,321)	(60,418)	(76,418)
Affiliated Investment Companies Shares	—	(254)	(1)	(3)
Transactions Allocated from Affiliated Investment Company	(3,262,606)	—	—	—
Futures	—	(2,325)	(54)	—
Translation of Foreign Currency-Denominated Amounts	—	(7)	259	(1)

Net Realized and Unrealized Gain (Loss)	(2,911,237)	(8,169,455)	(55,193)	(96,336)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,380,682)	$(7,285,863)	$(49,472)	$(85,220)

**	Net of foreign capital gain taxes withheld of $11,422, $11,895, $349 and $6, respectively.
ʊ	The Portfolio commenced operations on November 15, 2021.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$173,632	$152,804	$1,015,999	$828,078	$1,497	$1,172
Capital Gain Distributions Received from Investment Securities	—	—	—	—	3,071	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(72,788)	88,328	425,701	210,041	—	—
Affiliated Investment Companies Shares Sold	(41)	(10)	(333)	(21)	(1,418)	336
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(2,875)	2,035
Futures	(12,682)	14,606	(44,185)	79,338	34	35
Foreign Currency Transactions	(5,948)	515	(47,812)	769	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,377,779)	1,375,966	(9,090,912)	8,427,366	—	—
Affiliated Investment Companies Shares	(125)	(9)	(769)	(71)	(7,951)	14,525
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(8,701)	5,844
Futures	(202)	2,380	(3,107)	10,863	—	—
Translation of Foreign Currency-Denominated Amounts	(977)	(315)	(7,919)	(1,813)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,296,910)	1,634,265	(7,753,337)	9,554,550	(16,343)	23,947

Distributions:
Institutional Class Shares	(180,306)	(144,492)	(1,137,900)	(761,635)	(3,556)	(727)
Capital Share Transactions (1):
Shares Issued	1,451,460	711,780	6,677,971	5,674,163	23,030	44,864
Shares Issued in Lieu of Cash Distributions	166,053	134,111	1,093,925	732,468	3,556	727
Shares Redeemed	(1,351,800)	(1,003,971)	(7,302,036)	(5,535,524)	(23,398)	(12,748)

Net Increase (Decrease) from Capital Share Transactions	265,713	(158,080)	469,860	871,107	3,188	32,843

Total Increase (Decrease) in Net Assets	(1,211,503)	1,331,693	(8,421,377)	9,664,022	(16,711)	56,063
Net Assets
Beginning of Year	6,032,181	4,700,488	34,629,583	24,965,561	99,631	43,568

End of Year	$4,820,678	$6,032,181	$26,208,206	$34,629,583	$82,920	$99,631

(1) Shares Issued and Redeemed:
Shares Issued	60,402	26,957	474,529	365,542	1,720	3,098
Shares Issued in Lieu of Cash Distributions	7,097	5,054	80,934	47,003	241	58
Shares Redeemed	(56,865)	(38,575)	(529,452)	(359,922)	(1,759)	(886)

Net Increase (Decrease) from Shares Issued and Redeemed	10,634	(6,564)	26,011	52,623	202	2,270

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $22, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $5, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small		Japanese Small		Asia Pacific Small
	Company Portfolio***		Company Portfolio***		Company Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$316,287	$238,915	$7,212	$8,010	$12,767	$13,100
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	164,767	837,220	12,397	17,921	14,514	49,285
Futures	(19,889)	26,350	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(3,930,327)	2,927,439	(107,385)	31,604	(124,402)	75,175
Futures	271	3,416	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,468,891)	4,033,340	(87,776)	57,535	(97,121)	137,560

Distributions:
Institutional Class Shares	(851,167)	(220,133)	(18,487)	(10,581)	(42,269)	(12,808)
Capital Share Transactions (1):
Shares Issued	2,335,205	2,604,837	25,594	19,129	4,042	13,533
Shares Issued in Lieu of Cash Distributions	834,024	214,868	18,485	10,580	42,264	12,805
Shares Redeemed	(2,994,929)	(3,315,191)	(50,102)	(163,522)	(58,204)	(148,282)

Net Increase (Decrease) from Capital Share Transactions	174,300	(495,486)	(6,023)	(133,813)	(11,898)	(121,944)

Total Increase (Decrease) in Net Assets	(4,145,758)	3,317,721	(112,286)	(86,859)	(151,288)	2,808
Net Assets
Beginning of Year	13,465,853	10,148,132	379,837	466,696	381,490	378,682

End of Year	$9,320,095	$13,465,853	$267,551	$379,837	$230,202	$381,490

(1) Shares Issued and Redeemed:
Shares Issued	123,348	116,406	1,240	736	194	520
Shares Issued in Lieu of Cash Distributions	41,490	10,453	765	418	1,874	559
Shares Redeemed	(157,815)	(151,391)	(2,408)	(6,381)	(2,997)	(5,727)

Net Increase (Decrease) from Shares Issued and Redeemed	7,023	(24,532)	(403)	(5,227)	(929)	(4,648)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,003	$658	$20,054	$13,506	$199,913	$185,202
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(97,218)	(56,022)
Affiliated Investment Companies Shares Sold	—	—	—	—	(101)	(43)
Transactions Allocated from Affiliated Investment Company*,**	(2,989)	1,117	(26,021)	44,052	—	—
Futures	—	—	—	—	(4,273)	13,260
Foreign Currency Transactions	—	—	—	—	(5,807)	(485)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	(1,783,196)	1,378,475
Affiliated Investment Companies Shares	—	—	—	—	(106)	(2)
Transactions Allocated from Affiliated Investment Company	(9,155)	7,530	(261,540)	216,160	—	—
Futures	—	—	—	—	171	3,086
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(1,176)	(414)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,141)	9,305	(267,507)	273,718	(1,691,793)	1,523,057

Distributions:
Institutional Class Shares	(1,908)	(589)	(37,480)	(13,461)	(447,007)	—
Capital Share Transactions (1):
Shares Issued	2,169	26,424	69,996	76,760	1,001,675	714,047
Shares Issued in Lieu of Cash Distributions	1,908	588	37,477	13,460	444,430	—
Shares Redeemed	(16,763)	(8,462)	(53,922)	(20,462)	(842,621)	(896,488)

Net Increase (Decrease) from Capital Share Transactions	(12,686)	18,550	53,551	69,758	603,484	(182,441)

Total Increase (Decrease) in Net Assets	(25,735)	27,266	(251,436)	330,015	(1,535,316)	1,340,616
Net Assets
Beginning of Year	44,133	16,867	867,759	537,744	5,987,464	4,646,848

End of Year	$18,398	$44,133	$616,323	$867,759	$4,452,148	$5,987,464

(1) Shares Issued and Redeemed:
Shares Issued	97	855	2,142	2,229	242,147	148,690
Shares Issued in Lieu of Cash Distributions	71	20	1,270	418	96,826	—
Shares Redeemed	(634)	(274)	(2,058)	(622)	(209,429)	(192,731)

Net Increase (Decrease) from Shares Issued and Redeemed	(466)	601	1,354	2,025	129,544	(44,041)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$397,376	$124,365	$357,490	$261,889	$105,563	$82,679
Capital Gain Distributions Received from Investment Securities	8,517	1,045	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	71,264	43,747	16,007	541,397	(2,689)	191,536
Affiliated Investment Companies Shares Sold	196,468	60,992	9	(1)	(9)	(7)
Futures	174	1,671	(36,186)	26,234	(3,680)	(437)
Foreign Currency Transactions	—	—	(19,023)	1,071	(5,208)	49
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,350,594)	1,755,986	(2,899,988)	3,392,048	(921,097)	860,557
Affiliated Investment Companies Shares	(1,630,271)	1,097,358	(167)	(25)	(86)	(8)
Futures	1,144	—	(1,079)	9,695	(387)	826
Translation of Foreign Currency-Denominated Amounts	—	—	(2,550)	(1,012)	(575)	(279)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,305,922)	3,085,164	(2,585,487)	4,231,296	(828,168)	1,134,916

Distributions:
Institutional Class Shares	(480,433)	(186,953)	(516,572)	(258,254)	(187,309)	(74,200)
Capital Share Transactions (1):
Shares Issued	2,104,042	2,211,113	2,106,642	1,538,249	877,531	397,948
Shares Issued in Lieu of Cash Distributions	461,594	179,038	455,244	226,985	186,180	73,824
Shares Redeemed	(2,445,794)	(1,976,601)	(2,579,838)	(2,841,493)	(882,093)	(538,557)

Net Increase (Decrease) from Capital Share Transactions	119,842	413,550	(17,952)	(1,076,259)	181,618	(66,785)

Total Increase (Decrease) in Net Assets	(2,666,513)	3,311,761	(3,120,011)	2,896,783	(833,859)	993,931
Net Assets
Beginning of Year	10,537,586	7,225,825	12,784,711	9,887,928	3,716,790	2,722,859

End of Year	$7,871,073	$10,537,586	$9,664,700	$12,784,711	$2,882,931	$3,716,790

(1) Shares Issued and Redeemed:
Shares Issued	180,469	189,077	109,457	74,227	73,372	29,258
Shares Issued in Lieu of Cash Distributions	35,644	16,811	23,531	11,757	14,949	5,458
Shares Redeemed	(210,655)	(168,470)	(135,322)	(140,273)	(74,366)	(39,764)

Net Increase (Decrease) from Shares Issued and Redeemed	5,458	37,418	(2,334)	(54,289)	13,955	(5,048)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S.Value Portfolio***		World ex U.S. Core Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,382	$45,392	$9,610	$9,084	$118,511	$98,566
Capital Gain Distributions Received from Investment Securities	—	—	195	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(55,920)	43,197	—	—	77,983	21,498
Affiliated Investment Companies Shares Sold	(25)	(6)	636	252	(24)	(2)
Transactions Allocated from Affiliated Investment Company*,**	—	—	(201)	8,125	—	—
Futures	291	2,062	(44)	—	(3,864)	8,882
Foreign Currency Transactions	(936)	(81)	—	—	(4,896)	(357)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(536,106)	399,054	—	—	(1,093,022)	991,909
Affiliated Investment Companies Shares	(47)	(2)	(6,125)	7,908	(95)	(6)
Transactions Allocated from Affiliated Investment Company	—	—	(42,768)	68,735	—	—
Futures	—	145	—	—	(167)	1,632
Translation of Foreign Currency-Denominated Amounts	(283)	(61)	—	—	(568)	(210)

Net Increase (Decrease) in Net Assets Resulting from Operations	(529,644)	489,700	(38,697)	94,104	(906,142)	1,121,912

Distributions:
Institutional Class Shares	(79,006)	(43,180)	(10,666)	(8,755)	(119,142)	(98,429)
Capital Share Transactions (1):
Shares Issued	699,881	559,296	40,039	60,323	732,628	608,060
Shares Issued in Lieu of Cash Distributions	77,582	42,393	10,666	8,749	118,577	97,865
Shares Redeemed	(745,903)	(339,830)	(115,749)	(52,670)	(793,027)	(850,479)

Net Increase (Decrease) from Capital Share Transactions	31,560	261,859	(65,044)	16,402	58,178	(144,554)

Total Increase (Decrease) in Net Assets	(577,090)	708,379	(114,407)	101,751	(967,106)	878,929
Net Assets
Beginning of Year	2,183,724	1,475,345	308,666	206,915	4,089,166	3,210,237

End of Year	$1,606,634	$2,183,724	$194,259	$308,666	$3,122,060	$4,089,166

(1) Shares Issued and Redeemed:
Shares Issued	57,992	42,975	3,535	4,967	60,965	45,421
Shares Issued in Lieu of Cash Distributions	6,680	3,204	952	723	10,302	7,267
Shares Redeemed	(64,934)	(25,822)	(9,687)	(4,335)	(65,101)	(64,633)

Net Increase (Decrease) from Shares Issued and Redeemed	(262)	20,357	(5,200)	1,355	6,166	(11,945)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $75 and $223, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $84 and $16, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,671	$15,690	$22,962	$16,261	$6,856	$5,395
Capital Gain Distributions Received from Investment Securities	—	—	16,695	—	6,687	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(12,143)	42,367	—	—	—	—
Affiliated Investment Companies Shares Sold	(1)	—	(8,828)	10,552	3,300	15,611
Futures	174	81	(6)	(18)	(251)	1,247
Foreign Currency Transactions	(839)	(148)	—	—	—	—
Forward Currency Contracts	—	—	—	—	11,432	694
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(177,379)	161,265	—	—	—	(19)
Affiliated Investment Companies Shares	(1)	1	(213,117)	283,947	(71,420)	88,688
Futures	(46)	46	—	—	(234)	196
Translation of Foreign Currency-Denominated Amounts	71	(40)	—	—	—	—
Forward Currency Contracts	—	—	—	—	(243)	121

Net Increase (Decrease) in Net Assets Resulting from Operations	(169,493)	219,262	(182,294)	310,742	(43,873)	111,933

Distributions:
Institutional Class Shares	(56,676)	(13,862)	(31,168)	(16,210)	(21,529)	(6,934)
Capital Share Transactions (1):
Shares Issued	303,674	137,451	287,694	205,873	39,834	40,778
Shares Issued in Lieu of Cash Distributions.	56,609	13,840	30,117	15,000	21,408	6,900
Shares Redeemed	(340,881)	(90,425)	(244,046)	(196,293)	(73,839)	(92,479)

Net Increase (Decrease) from Capital Share Transactions	19,402	60,866	73,765	24,580	(12,597)	(44,801)

Total Increase (Decrease) in Net Assets	(206,767)	266,266	(139,697)	319,112	(77,999)	60,198
Net Assets
Beginning of Year	774,324	508,058	1,088,714	769,602	348,707	288,509

End of Year	$567,557	$774,324	$949,017	$1,088,714	$270,708	$348,707

(1) Shares Issued and Redeemed:
Shares Issued	24,012	9,413	14,000	9,724	2,058	2,016
Shares Issued in Lieu of Cash Distributions	4,258	921	1,512	711	1,017	372
Shares Redeemed	(27,420)	(6,235)	(11,765)	(9,418)	(3,709)	(4,584)

Net Increase (Decrease) from Shares Issued and Redeemed	850	4,099	3,747	1,017	(634)	(2,196)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $429, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $341, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$156,764	$140,092	$114,895	$114,098	$530,555	$420,462
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	17,009	398,700	98,361	592,687	351,369	675,824
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(1,618,027)	691,616	(1,298,644)	923,652	(3,262,606)	3,251,339

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,444,254)	1,230,408	(1,085,388)	1,630,437	(2,380,682)	4,347,625

Distributions:
Class R2 Shares	—	—	—	—	(643)	(349)
Institutional Class Shares	(372,779)	(122,695)	(329,169)	(128,503)	(558,273)	(381,943)

Total Distributions	(372,779)	(122,695)	(329,169)	(128,503)	(558,916)	(382,292)

Capital Share Transactions (1):
Shares Issued	1,486,746	1,466,367	598,832	453,465	1,872,666	1,803,325
Shares Issued in Lieu of Cash Distributions	359,767	118,246	308,292	120,830	536,547	368,413
Shares Redeemed	(2,315,886)	(2,119,497)	(1,096,582)	(1,840,038)	(3,128,244)	(5,474,850)

Net Increase (Decrease) from Capital Share Transactions	(469,373)	(534,884)	(189,458)	(1,265,743)	(719,031)	(3,303,112)

Total Increase (Decrease) in Net Assets	(2,286,406)	572,829	(1,604,015)	236,191	(3,658,629)	662,221
Net Assets
Beginning of Year	6,225,187	5,652,358	5,115,924	4,879,733	13,271,710	12,609,489

End of Year	$3,938,781	$6,225,187	$3,511,909	$5,115,924	$9,613,081	$13,271,710

(1) Shares Issued and Redeemed:
Shares Issued	53,138	43,254	26,598	18,380	64,891	58,117
Shares Issued in Lieu of Cash Distributions	12,564	3,525	13,241	5,119	19,778	12,138
Shares Redeemed	(81,119)	(62,966)	(49,181)	(75,078)	(106,929)	(175,638)

Net Increase (Decrease) from Shares Issued and Redeemed	(15,417)	(16,187)	(9,342)	(51,579)	(22,260)	(105,383)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,859, $9,037 and $11,422, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $49, $2,304 and $11,984, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolio
					Period
					Nov 15,
	Year	Year	Year	Year	2021 ʊ
	Ended	Ended	Ended	Ended	to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2022	2021	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$883,592	$670,994	$5,721	$5,084	$11,116
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	75,499	544,729	5,284	17,753	(19,163)
Affiliated Investment Companies Shares Sold	(37)	(14)	(1)	—	—
Futures	(37,872)	67,395	(135)	348	(495)
Foreign Currency Transactions	(25,138)	(15,240)	(127)	(82)	(256)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(8,179,321)	5,134,175	(60,418)	42,862	(76,418)
Affiliated Investment Companies Shares	(254)	(32)	(1)	—	(3)
Futures	(2,325)	15,950	(54)	67	—
Translation of Foreign Currency-Denominated Amounts	(7)	100	259	2	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,285,863)	6,418,057	(49,472)	66,034	(85,220)

Distributions:
Institutional Class Shares	(942,726)	(590,306)	(22,133)	(4,500)	(10,224)
Capital Share Transactions (1):
Shares Issued	7,057,849	4,891,169	87,606	53,547	729,801
Shares Issued in Lieu of Cash Distributions	895,345	560,095	21,501	4,385	9,316
Shares Redeemed	(7,911,399)	(6,904,346)	(82,497)	(54,708)	(219,226)

Net Increase (Decrease) from Capital Share Transactions	41,795	(1,453,082)	26,610	3,224	519,891

Total Increase (Decrease) in Net Assets	(8,186,794)	4,374,669	(44,995)	64,758	424,447
Net Assets
Beginning of Year	29,155,369	24,780,700	234,921	170,163	—

End of Year	$20,968,575	$29,155,369	$189,926	$234,921	$424,447

(1) Shares Issued and Redeemed:
Shares Issued	315,242	191,908	8,132	4,233	79,414
Shares Issued in Lieu of Cash Distributions	43,699	22,111	1,847	389	1,143
Shares Redeemed	(361,196)	(273,309)	(7,430)	(4,246)	(25,861)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,255)	(59,290)	2,549	376	54,696

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,895, $349 and $6, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $257, $239 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio					International Core Equity Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$27.63	$20.90	$22.78	$21.29	$23.52	$16.35	$12.08	$13.19	$12.65	$14.23

Income from Investment Operations (A)
Net Investment Income (Loss)	0.78	0.70	0.49	0.70	0.66	0.47	0.40	0.28	0.41	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.54)	6.70	(1.87)	1.47	(2.25)	(4.07)	4.24	(1.11)	0.53	(1.60)

Total from Investment Operations	(5.76)	7.40	(1.38)	2.17	(1.59)	(3.60)	4.64	(0.83)	0.94	(1.22)

Less Distributions:
Net Investment Income	(0.81)	(0.67)	(0.50)	(0.68)	(0.64)	(0.53)	(0.37)	(0.28)	(0.40)	(0.36)

Total Distributions	(0.81)	(0.67)	(0.50)	(0.68)	(0.64)	(0.53)	(0.37)	(0.28)	(0.40)	(0.36)

Net Asset Value, End of Year	$21.06	$27.63	$20.90	$22.78	$21.29	$12.22	$16.35	$12.08	$13.19	$12.65

Total Return	(21.12%)	35.55%	(6.05%)	10.38%	(6.97%)	(22.29%)	38.56%	(6.32%)	7.67%	(8.79%)

Net Assets, End of Year (thousands)	$4,820,678	$6,032,181	$4,700,488	$5,356,475	$4,587,406	$26,208,206	$34,629,583	$24,965,561	$30,559,427	$27,174,589
Ratio of Expenses to Average Net Assets	0.17%	0.19%	0.22%	0.23%	0.23%	0.24%	0.25%	0.30%	0.29%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17%	0.19%	0.23%	0.24%	0.23%	0.24%	0.25%	0.30%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.17%	2.65%	2.31%	3.22%	2.78%	3.27%	2.56%	2.24%	3.21%	2.67%
Portfolio Turnover Rate	9%	14%	19%	7%	8%	11%	8%	4%	6%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio					International Small Company Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$15.52	$10.50	$11.07	$10.73	$11.53	$23.29	$16.84	$18.21	$18.46	$21.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23	0.22	0.15	0.18	0.19	0.54	0.41	0.33	0.43	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.68)	4.97	(0.55)	0.27	(0.75)	(6.44)	6.42	(0.93)	0.58	(2.41)

Total from Investment Operations	(2.45)	5.19	(0.40)	0.45	(0.56)	(5.90)	6.83	(0.60)	1.01	(1.95)

Less Distributions:
Net Investment Income	(0.25)	(0.17)	(0.17)	(0.11)	(0.17)	(0.67)	(0.38)	(0.37)	(0.44)	(0.44)
Net Realized Gains	(0.30)	—	—	—	(0.07)	(0.79)	—	(0.40)	(0.82)	(0.67)

Total Distributions	(0.55)	(0.17)	(0.17)	(0.11)	(0.24)	(1.46)	(0.38)	(0.77)	(1.26)	(1.11)

Net Asset Value, End of Year.	$12.52	$15.52	$10.50	$11.07	$10.73	$15.93	$23.29	$16.84	$18.21	$18.46

Total Return	(16.32%)	49.81%	(3.75%)	4.29%	(5.02%)	(26.55%)	40.83%	(3.64%)	6.44%	(9.54%)

Net Assets, End of Year (thousands)	$82,920	$99,631	$43,568	$41,286	$31,380	$9,320,095	$13,465,853	$10,148,132	$12,750,110	$12,656,204
Ratio of Expenses to Average Net Assets *(B)	0.44%	0.47%	0.47%	0.49%	0.49%	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.66%	0.71%	0.85%	0.93%	0.90%	0.41%	0.46%	0.53%	0.54%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.49%	1.50%	1.69%	1.58%	2.79%	1.90%	1.96%	2.44%	2.18%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22%	0.24%	0.27%	0.27%	0.26%	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio					Asia Pacific Small Company Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$25.80	$23.39	$24.89	$25.70	$28.56	$26.94	$20.13	$21.11	$20.83	$23.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.48	0.44	0.40	0.45	0.43	0.84	0.75	0.75	0.77	0.84
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.33)	2.51	(0.91)	0.37	(2.59)	(7.40)	6.74	(0.77)	0.19	(2.76)

Total from Investment Operations	(5.85)	2.95	(0.51)	0.82	(2.16)	(6.56)	7.49	(0.02)	0.96	(1.92)
Less Distributions:
Net Investment Income	(0.53)	(0.54)	(0.61)	(0.28)	(0.70)	(1.07)	(0.68)	(0.96)	(0.68)	(0.96)
Net Realized Gains	(0.73)	—	(0.38)	(1.35)	—	(1.92)	—	—	—	—

Total Distributions	(1.26)	(0.54)	(0.99)	(1.63)	(0.70)	(2.99)	(0.68)	(0.96)	(0.68)	(0.96)

Net Asset Value, End of Year	$18.69	$25.80	$23.39	$24.89	$25.70	$17.39	$26.94	$20.13	$21.11	$20.83

Total Return	(23.79%)	12.66%	(2.32%)	4.01%	(7.82%)	(26.90%)	37.81%	(0.23%)	4.81%	(8.51%)

Net Assets, End of Year (thousands)	$267,551	$379,837	$466,696	$640,068	$622,650	$230,202	$381,490	$378,682	$340,649	$346,335
Ratio of Expenses to Average Net Assets (C)	0.42%	0.47%	0.54%	0.55%	0.53%	0.42%	0.48%	0.54%	0.57%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.52%	0.57%	0.64%	0.65%	0.63%	0.52%	0.58%	0.64%	0.67%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.24%	1.69%	1.74%	1.91%	1.49%	3.95%	3.01%	3.92%	3.65%	3.57%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio					Continental Small Company Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$31.72	$21.35	$27.85	$26.95	$32.67	$35.27	$23.82	$24.84	$24.37	$28.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.94	0.58	0.43	0.76	0.85	0.76	0.57	0.40	0.55	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	(11.25)	10.31	(4.00)	1.68	(3.65)	(10.80)	11.45	(1.04)	1.23	(3.68)

Total from Investment Operations	(10.31)	10.89	(3.57)	2.44	(2.80)	(10.04)	12.02	(0.64)	1.78	(3.07)

Less Distributions:
Net Investment Income	(0.97)	(0.52)	(0.68)	(0.47)	(0.79)	(0.80)	(0.57)	(0.38)	(0.51)	(0.59)
Net Realized Gains	(0.55)	—	(2.25)	(1.07)	(2.13)	(0.68)	—	—	(0.80)	(0.21)
Total Distributions	(1.52)	(0.52)	(2.93)	(1.54)	(2.92)	(1.48)	(0.57)	(0.38)	(1.31)	(0.80)

Net Asset Value, End of Year	$19.89	$31.72	$21.35	$27.85	$26.95	$23.75	$35.27	$23.82	$24.84	$24.37

Total Return	(33.62%)	51.31%	(15.27%)	10.14%	(9.34%)	(29.26%)	50.70%	(2.63%)	7.94%	(11.14%)

Net Assets, End of Year (thousands)	$18,398	$44,133	$16,867	$26,540	$36,351	$616,323	$867,759	$537,744	$657,105	$645,651
Ratio of Expenses to Average Net Assets (C)	0.56%	0.59%	0.59%	0.59%	0.58%	0.42%	0.47%	0.54%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.66%	0.74%	0.86%	0.82%	0.68%	0.52%	0.57%	0.64%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	3.62%	1.88%	1.89%	2.92%	2.75%	2.61%	1.76%	1.68%	2.30%	2.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio					DFA Global Real Estate Securities Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$5.04	$3.77	$5.61	$4.85	$5.07	$13.29		$9.57		$12.71		$10.71		$10.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.16	0.15	0.20	0.22	0.49		0.16		0.68		0.34	**	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.44)	1.11	(1.35)	0.83	(0.22)	(3.32)		3.80		(3.00)		2.16	**	(0.26)

Total from Investment Operations	(1.29)	1.27	(1.20)	1.03	—	(2.83)		3.96		(2.32)		2.50		0.22

Less Distributions:
Net Investment Income	(0.37)	—	(0.64)	(0.27)	(0.22)	(0.48)		(0.20)		(0.70)		(0.50)		(0.34)
Net Realized Gains	—	—	—	—	—	(0.12)		(0.04)		(0.12)		(—)		(0.07)

Total Distributions	(0.37)	—	(0.64)	(0.27)	(0.22)	(0.60)		(0.24)		(0.82)		(0.50)		(0.41)

Net Asset Value, End of Year	$3.38	$5.04	$3.77	$5.61	$4.85	$9.86		$13.29		$9.57		$12.71		$10.71

Total Return	(27.50%)	33.69%	(23.98%)	22.54%	(0.24%)	(22.34%)		42.08%		(19.28%)		24.55%		1.91%

Net Assets, End of Year (thousands)	$4,452,148	$5,987,464	$4,646,848	$6,297,963	$5,442,507	$7,871,073		$10,537,586		$7,225,825		$9,269,011		$7,475,924
Ratio of Expenses to Average Net Assets *	0.27%	0.27%	0.26%	0.27%	0.28%	0.24	%(B)	0.24	%(B)	0.24	%(B)	0.24	%(B)	0.24	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed by Advisor and Fees Paid Indirectly) *	0.27%	0.27%	0.27%	0.28%	0.28%	0.33	%(B)	0.34	%(B)	0.34	%(B)	0.35	%(B)	0.35	%(B)
Ratio of Net Investment Income to Average Net Assets	3.67%	3.29%	3.61%	4.01%	4.27%	4.14%		1.33%		6.44%		2.95	%**	4.42%
Portfolio Turnover Rate	6%	8%	12%	8%	5%	1%		1%		0%		0%		3%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund feesand expenses incurred by the Portfolio indirectly as a result of Portfolio’sinvestment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.10%		0.11%		0.12%		0.13%		0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio					International Vector Equity Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$22.14	$15.65	$18.58	$19.24	$23.51	$14.51	$10.42	$11.62	$11.74	$13.33

Income from Investment Operations (A)
Net Investment Income (Loss)	0.61	0.44	0.33	0.45	0.47	0.40	0.32	0.23	0.33	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.05)	6.48	(2.65)	(0.01)	(3.44)	(3.52)	4.06	(1.20)	0.24	(1.56)

Total from Investment Operations	(4.44)	6.92	(2.32)	0.44	(2.97)	(3.12)	4.38	(0.97)	0.57	(1.24)

Less Distributions:
Net Investment Income	(0.73)	(0.43)	(0.32)	(0.48)	(0.56)	(0.45)	(0.29)	(0.23)	(0.34)	(0.30)
Net Realized Gains	(0.16)	—	(0.29)	(0.62)	(0.74)	(0.27)	—	—	(0.35)	(0.05)

Total Distributions	(0.89)	(0.43)	(0.61)	(1.10)	(1.30)	(0.72)	(0.29)	(0.23)	(0.69)	(0.35)

Net Asset Value, End of Year	$16.81	$22.14	$15.65	$18.58	$19.24	$10.67	$14.51	$10.42	$11.62	$11.74

Total Return	(20.53%)	44.61%	(13.03%)	2.94%	(13.37%)	(22.16%)	42.24%	(8.41%)	5.49%	(9.52%)

Net Assets, End of Year (thousands)	$9,664,700	$12,784,711	$9,887,928	$13,428,084	$13,787,695	$2,882,931	$3,716,790	$2,722,859	$2,578,134	$2,441,217
Ratio of Expenses to Average Net Assets	0.46%	0.53%	0.65%	0.68%	0.68%	0.36%	0.42%	0.47%	0.50%	0.48%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.46%	0.53%	0.66%	0.69%	0.68%	0.36%	0.42%	0.48%	0.50%	0.48%
Ratio of Net Investment Income to Average Net Assets	3.13%	2.13%	2.02%	2.48%	2.10%	3.16%	2.35%	2.20%	2.94%	2.40%
Portfolio Turnover Rate	24%	15%	14%	18%	23%	17%	15%	18%	17%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio					World Ex U.S. Value Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$13.73	$10.64	$10.74	$9.71	$10.68	$12.67		$8.99		$10.97		$11.16		$12.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	0.30	0.21	0.27	0.26	0.47		0.38		0.25		0.35		0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.51)	3.08	(0.13)	1.00	(1.01)	(2.49)		3.66		(1.96)		0.04		(1.48)

Total from Investment Operations	(3.13)	3.38	0.08	1.27	(0.75)	(2.02)		4.04		(1.71)		0.39		(1.14)

Less Distributions:
Net Investment Income	(0.37)	(0.29)	(0.18)	(0.24)	(0.22)	(0.51)		(0.36)		(0.27)		(0.35)		(0.41)
Net Realized Gains	(0.11)	—	—	—	—	—		—		—		(0.23)		—

Total Distributions	(0.48)	(0.29)	(0.18)	(0.24)	(0.22)	(0.51)		(0.36)		(0.27)		(0.58)		(0.41)

Net Asset Value, End of Year	$10.12	$13.73	$10.64	$10.74	$9.71	$10.14		$12.67		$8.99		$10.97		$11.16

Total Return	(23.22%)	31.85%	0.80%	13.19%	(7.20%)	(16.23%)		45.23%		(15.76%)		3.75%		(9.22%)

Net Assets, End of Year (thousands)	$1,606,634	$2,183,724	$1,475,345	$658,448	$266,868	$194,259		$308,666		$206,915		$302,369		$240,668
Ratio of Expenses to Average Net Assets*	0.30%	0.30%	0.30%	0.33%	0.35%	0.40	%(B)	0.44	%(B)	0.50	%(B)	0.54	%(B)	0.52	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by
Advisor and Fees Paid Indirectly) *	0.30%	0.30%	0.31%	0.34%	0.35%	0.59	%(B)	0.64	%(B)	0.71	%(B)	0.76	%(B)	0.74	%(B)
Ratio of Net Investment Income to Average Net Assets	3.15%	2.30%	1.97%	2.69%	2.41%	4.02%		3.14%		2.56%		3.25%		2.72%
Portfolio Turnover Rate	22%	15%	15%	9%	9%	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	N/A	N/A	N/A	N/A	N/A	0.19%		0.20%		0.23%		0.24%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio					World Ex U.S. Targeted Value Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year.	$13.84	$10.44	$11.17	$10.65	$12.15	$15.29	$10.91	$12.45	$12.52	$15.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.40	0.33	0.24	0.33	0.31	0.39	0.32	0.23	0.32	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.48)	3.40	(0.74)	0.56	(1.52)	(3.55)	4.34	(1.45)	0.26	(2.29)

Total from Investment Operations	(3.08)	3.73	(0.50)	0.89	(1.21)	(3.16)	4.66	(1.22)	0.58	(1.98)

Less Distributions:
Net Investment Income	(0.41)	(0.33)	(0.23)	(0.32)	(0.29)	(0.39)	(0.28)	(0.21)	(0.29)	(0.30)
Net Realized Gains	—	—	—	(0.05)	—	(0.72)	—	(0.11)	(0.36)	(0.26)

Total Distributions	(0.41)	(0.33)	(0.23)	(0.37)	(0.29)	(1.11)	(0.28)	(0.32)	(0.65)	(0.56)

Net Asset Value, End of Year	$10.35	$13.84	$10.44	$11.17	$10.65	$11.02	$15.29	$10.91	$12.45	$12.52

Total Return	(22.55%)	35.87%	(4.42%)	8.64%	(10.22%)	(21.77%)	42.81%	(9.96%)	4.99%	(13.56%)

Net Assets, End of Year (thousands)	$3,122,060	$4,089,166	$3,210,237	$3,719,313	$3,129,791	$567,557	$774,324	$508,058	$533,046	$460,155
Ratio of Expenses to Average Net Assets	0.30%	0.32%	0.35%	0.37%	0.39%	0.52%	0.55%	0.64%	0.68%	0.66%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30%	0.32%	0.36%	0.38%	0.37%	0.52%	0.55%	0.64%	0.69%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.25%	2.49%	2.26%	3.02%	2.56%	2.98%	2.20%	2.02%	2.58%	2.08%
Portfolio Turnover Rate	12%	6%	13%	8%	4%	35%	28%	22%	27%	24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio					Selectively Hedged Global Equity Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year.	$22.56	$16.29	$16.42	$15.40	$16.06	$22.35	$16.21	$16.54	$15.71	$16.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.45	0.34	0.29	0.35	0.31	0.44	0.33	0.28	0.35	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.15)	6.27	(0.10)	1.13	(0.64)	(3.29)	6.21	(0.18)	1.12	(0.66)

Total from Investment Operations	(3.70)	6.61	0.19	1.48	(0.33)	(2.85)	6.54	0.10	1.47	(0.35)

Less Distributions:
Net Investment Income	(0.45)	(0.34)	(0.29)	(0.35)	(0.30)	(0.44)	(0.20)	(0.43)	(0.44)	(0.27)
Net Realized Gains	(0.17)	—	(0.03)	(0.11)	(0.03)	(0.97)	(0.20)	—	(0.20)	(0.19)

Total Distributions	(0.62)	(0.34)	(0.32)	(0.46)	(0.33)	(1.41)	(0.40)	(0.43)	(0.64)	(0.46)

Net Asset Value, End of Year	$18.24	$22.56	$16.29	$16.42	$15.40	$18.09	$22.35	$16.21	$16.54	$15.71

Total Return	(16.62%)	40.75%	1.25%	9.94%	(2.16%)	(13.65%)	40.81%	0.47%	10.10%	(2.28%)

Net Assets, End of Year (thousands)	$949,017	$1,088,714	$769,602	$879,553	$741,512	$270,708	$348,707	$288,509	$375,832	$403,195
Ratio of Expenses to Average Net Assets *(B)	0.27%	0.28%	0.32%	0.33%	0.35%	0.31%	0.32%	0.36%	0.37%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.45%	0.46%	0.56%	0.60%	0.59%	0.51%	0.53%	0.61%	0.63%	0.60%
Ratio of Net Investment Income to Average Net Assets	2.22%	1.64%	1.81%	2.23%	1.89%	2.25%	1.60%	1.78%	2.25%	1.87%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20%	0.22%	0.25%	0.27%	0.27%	0.24%	0.25%	0.28%	0.30%	0.29%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio					Emerging Markets Small Cap Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$33.05	$27.64	$27.56	$25.46	$29.55	$26.03	$19.67	$20.07	$18.72	$23.49

Income from Investment Operations (A)
Net Investment Income (Loss)	0.88	0.74	0.55	0.73	0.61	0.59	0.52	0.41	0.48	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	(9.07)	5.32	0.07	2.05	(4.14)	(6.16)	6.41	(0.24)	1.87	(4.22)

Total from Investment Operations	(8.19)	6.06	0.62	2.78	(3.53)	(5.57)	6.93	0.17	2.35	(3.69)

Less Distributions:
Net Investment Income	(0.91)	(0.65)	(0.54)	(0.68)	(0.56)	(1.00)	(0.57)	(0.44)	(0.46)	(0.53)
Net Realized Gains	(1.17)	—	—	—	—	(0.70)	—	(0.13)	(0.54)	(0.55)

Total Distributions	(2.08)	(0.65)	(0.54)	(0.68)	(0.56)	(1.70)	(0.57)	(0.57)	(1.00)	(1.08)

Net Asset Value, End of Year	$22.78	$33.05	$27.64	$27.56	$25.46	$18.76	$26.03	$19.67	$20.07	$18.72

Total Return	(25.94%)	21.91%	2.36%	11.06%	(12.14%)	(22.57%)	35.51%	0.81%	12.96%	(16.45%)

Net Assets, End of Year (thousands)	$3,938,781	$6,225,187	$5,652,358	$5,968,318	$5,394,188	$3,511,909	$5,115,924	$4,879,733	$6,423,859	$6,304,406
Ratio of Expenses to Average Net Assets (C)	0.36%	0.39%	0.44%	0.48%	0.47%	0.59%	0.63%	0.69%	0.72%	0.70%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.46%	0.49%	0.54%	0.58%	0.57%	0.79%	0.83%	0.89%	0.92%	0.90%
Ratio of Net Investment Income to Average Net Assets	3.05%	2.19%	2.07%	2.70%	2.08%	2.57%	2.10%	2.20%	2.44%	2.31%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$31.28	$23.78	$27.16	$26.64	$30.13

Income from Investment Operations (A)
Net Investment Income (Loss)	1.26	0.82	0.59	0.63	0.63
Net Gains (Losses) on Securities (Realized and Unrealized)	(7.31)	7.45	(3.27)	0.56	(3.48)

Total from Investment Operations	(6.05)	8.27	(2.68)	1.19	(2.85)

Less Distributions:
Net Investment Income	(1.32)	(0.77)	(0.70)	(0.67)	(0.64)

Total Distributions	(1.32)	(0.77)	(0.70)	(0.67)	(0.64)

Net Asset Value, End of Year	$23.91	$31.28	$23.78	$27.16	$26.64

Total Return	(19.74%)	34.91%	(9.98%)	4.57%	(9.66%)

Net Assets, End of Year (thousands)	$12,956	$13,709	$12,587	$29,146	$25,150
Ratio of Expenses to Average Net Assets (C)	0.69%	0.74%	0.77%	0.81%	0.80%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.79%	0.84%	0.87%	0.91%	0.90%
Ratio of Net Investment Income to Average Net Assets	4.34%	2.68%	2.41%	2.29%	2.07%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$31.48	$23.93	$27.34	$26.81	$30.32

Income from Investment Operations (A)
Net Investment Income (Loss)	1.32	0.90	0.71	0.70	0.73
Net Gains (Losses) on Securities (Realized and Unrealized)	(7.34)	7.50	(3.35)	0.57	(3.53)

Total from Investment Operations	(6.02)	8.40	(2.64)	1.27	(2.80)

Less Distributions:
Net Investment Income	(1.39)	(0.85)	(0.77)	(0.74)	(0.71)

Total Distributions	(1.39)	(0.85)	(0.77)	(0.74)	(0.71)

Net Asset Value, End of Year	$24.08	$31.48	$23.93	$27.34	$26.81

Total Return	(19.51%)	35.24%	(9.75%)	4.83%	(9.45%)

Net Assets, End of Year (thousands)	$9,600,125	$13,258,001	$12,596,902	$17,161,936	$16,431,410
Ratio of Expenses to Average Net Assets (C)	0.45%	0.49%	0.52%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.55%	0.59%	0.62%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	4.49%	2.92%	2.87%	2.54%	2.37%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio					Emerging Markets Targeted Value Portfolio
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 14, 2018 ʊ to Oct 31, 2019
Net Asset Value, Beginning of Period	$25.16	$20.34	$20.59	$18.95	$22.38	$13.13	$9.71	$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.75	0.57	0.43	0.53	0.50	0.30	0.28	0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.97)	4.76	(0.22)	1.64	(3.47)	(2.85)	3.39	(0.59)	0.20

Total from Investment Operations	(6.22)	5.33	0.21	2.17	(2.97)	(2.55)	3.67	(0.38)	0.44

Less Distributions:
Net Investment Income	(0.81)	(0.51)	(0.46)	(0.53)	(0.46)	(0.42)	(0.23)	(0.23)	(0.01)
Net Realized Gains	—	—	—	—	—	(0.87)	(0.02)	(0.11)	—

Total Distributions	(0.81)	(0.51)	(0.46)	(0.53)	(0.46)	(1.29)	(0.25)	(0.34)	(0.01)

Net Asset Value, End of Period	$18.13	$25.16	$20.34	$20.59	$18.95	$9.29	$13.13	$9.71	$10.43

Total Return	(25.06%)	26.19%	1.13%	11.61%	(13.48%)	(21.40%)	38.29%	(3.89%)	4.38	%(D)

Net Assets, End of Period (thousands)	$20,968,575	$29,155,369	$24,780,700	$28,622,610	$25,372,759	$189,926	$234,921	$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.40%	0.42%	0.49%	0.52%	0.52%	0.66%	0.72%	0.84%	0.85	%(E)(F)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40%	0.42%	0.50%	0.53%	0.52%	0.66%	0.72%	0.87%	0.95	%(E)(F)
Ratio of Net Investment Income to Average Net Assets	3.33%	2.26%	2.19%	2.62%	2.25%	2.72%	2.19%	2.26%	2.30	%(E)(F)
Portfolio Turnover Rate	14%	10%	15%	4%	4%	28%	29%	34%	12	%(D)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Ex China Core Equity Portfolio
	Period Nov 15, 2021 ʊ to Oct 31, 2022
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.28)

Total from Investment Operations	(2.00)

Less Distributions:
Net Investment Income	(0.24)

Total Distributions	(0.24)

Net Asset Value, End of Period	$7.76

Total Return	(20.16	%)(D)

Net Assets, End of Period (thousands)	$424,447
Ratio of Expenses to Average Net Assets	0.43	%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.54	%(E)
Ratio of Net Investment Income to Average Net Assets	3.20	%(E)
Portfolio Turnover Rate	41	%(D)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of October 31, 2022, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 10/31/22
Japanese Small Company Portfolio	The Japanese Small Company Series	11%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	19%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	2%
Continental Small Company Portfolio	The Continental Small Company Series	14%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	99%

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/22
International Small Company Portfolio	The Continental Small Company Series	86%
	The Japanese Small Company Series	89%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	81%
	The Canadian Small Company Series	97%
Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/22
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—
DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	3%
	DFA International Real Estate Securities Portfolio	62%
World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	1%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	1%
World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—
Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.37	%*
International Small Company Portfolio	0.27	%*
Japanese Small Company Portfolio	0.37	%*
Asia Pacific Small Company Portfolio	0.37	%*
United Kingdom Small Company Portfolio	0.37	%*
Continental Small Company Portfolio	0.37	%*
DFA International Real Estate Securities Portfolio	0.24%

DFA Global Real Estate Securities Portfolio	0.20%
DFA International Small Cap Value Portfolio	0.41%*
International Vector Equity Portfolio	0.32%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.34%*
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.42%*
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.39%*
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
Global Small Company Portfolio	0.40%	0.35%
International Small Company Portfolio	0.30%	0.25%
Japanese Small Company Portfolio	0.40%	0.35%
Asia Pacific Small Company Portfolio	0.40%	0.35%
United Kingdom Small Company Portfolio	0.40%	0.35%
Continental Small Company Portfolio	0.40%	0.35%
DFA International Small Cap Value Portfolio	0.45%	0.39%
International Vector Equity Portfolio	0.35%	0.30%
World ex U.S. Value Portfolio	0.37%	0.32%
World ex U.S. Targeted Value Portfolio	0.45%	0.40%
Emerging Markets Value Portfolio	0.41%	0.38%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the

Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ ExpensesAssumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—	—
Global Small Company Portfolio (2)	0.42%	—	$2	$205	$581
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	321	—
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	324	—
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	27	36	23
Continental Small Company Portfolio (4)	0.42%	0.35%	—	770	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.24%	—	68	8,559	25,717
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	447	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	34	1,860	594
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	608	—
Emerging Markets Portfolio (11)	0.49%	0.29%	—	5,136	—
Emerging Markets Small Cap Portfolio (12)	—	0.52%	—	8,926	—
Emerging Markets Value Portfolio (12)	—	0.38%	—	11,796	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	—	—	—
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	—	$384	$384
Class R2 Shares
Emerging Markets Value Portfolio (13)	0.96%	0.38%	—	14	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.45%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the“Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(13)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.38% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
Large Cap International Portfolio	$197
International Core Equity Portfolio	624
Global Small Company Portfolio	1
DFA International Real Estate Securities Portfolio	211
DFA Global Real Estate Securities Portfolio	30
DFA International Small Cap Value Portfolio	101
International Vector Equity Portfolio	107
International High Relative Profitability Portfolio	19
World ex U.S. Core Equity Portfolio	34
World ex U.S. Targeted Value Portfolio	21
Selectively Hedged Global Equity Portfolio	2
Emerging Markets Core Equity Portfolio	150
Emerging Markets Targeted Value Portfolio	10
Emerging Markets ex China Core Equity Portfolio	13

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amount paid by the Fund to the CCO was $166 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$25
International Core Equity Portfolio	3
Global Small Company Portfolio	—
International Small Company Portfolio	96
Japanese Small Company Portfolio	7
Asia Pacific Small Company Portfolio	3
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	—
DFA International Real Estate Securities Portfolio	11
DFA Global Real Estate Securities Portfolio	—
DFA International Small Cap Value Portfolio	165
International Vector Equity Portfolio	1
International High Relative Profitability Portfolio	—
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	—

World ex U.S. Targeted Value Portfolio	—
World Core Equity Portfolio	—
Selectively Hedged Global Equity Portfolio	$1
Emerging Markets Portfolio	51
Emerging Markets Small Cap Portfolio	47
Emerging Markets Value Portfolio	256
Emerging Markets Core Equity Portfolio	69
Emerging Markets Targeted Value Portfolio	—
Emerging Markets ex China Core Equity Portfolio	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$720,929	$479,717
International Core Equity Portfolio	$3,808,915	$3,327,491
DFA International Real Estate Securities Portfolio	$781,335	$332,146
DFA Global Real Estate Securities Portfolio	$318,157	$81,730
DFA International Small Cap Value Portfolio	$2,629,179	$2,817,617
International Vector Equity Portfolio	$679,802	$563,709
International High Relative Profitability Portfolio	$447,300	$430,303
World ex U.S. Core Equity Portfolio	$513,809	$442,555
World ex U.S. Targeted Value Portfolio	$240,725	$247,687
Emerging Markets Core Equity Portfolio	$3,736,935	$3,764,509
Emerging Markets Targeted Value Portfolio	$71,838	$58,488
Emerging Markets ex China Core Equity Portfolio	$663,524	$143,971

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$301,125	$1,691,303	$1,746,181	$(41)	$(125)	$246,081	21,285	$3,098	—

Total	$301,125	$1,691,303	$1,746,181	$(41)	$(125)	$246,081	21,285	$3,098	—

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,595,008	$6,875,549	$6,992,839	$(333)	$(769)	$1,476,616	127,724	$18,823	—

Total	$1,595,008	$6,875,549	$6,992,839	$(333)	$(769)	$1,476,616	127,724	$18,823	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$58,397	$13,064	$10,616	$(1,419)	$(7,951)	$51,475	1,254	$562	$3,071

Total	$58,397	$13,064	$10,616	$(1,419)	$(7,951)	$51,475	1,254	$562	$3,071

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$310,546	$2,745,456	$2,795,815	$(101)	$(106)	$259,980	22,488	$2,027	—

Total	$310,546	$2,745,456	$2,795,815	$(101)	$(106)	$259,980	22,488	$2,027	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$3,666,704	$656,341	$244,904	$(83,062)	$(1,239,429)	$2,755,650	815,281	$275,009	—
DFA Real Estate Securities Portfolio	839,611	—	447,129	279,500	(390,765)	281,217	7,325	11,833	$8,517
The DFA Short Term Investment Fund	217,045	1,892,149	1,914,823	30	(77)	194,324	16,809	1,369	—

Total	$4,723,360	$2,548,490	$2,606,856	$196,468	$(1,630,271)	$3,231,191	839,415	$288,211	$8,517

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$383,591	$1,696,732	$1,800,930	$9	$(167)	$279,235	24,153	$3,525	—

Total	$383,591	$1,696,732	$1,800,930	$9	$(167)	$279,235	24,153	$3,525	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$142,988	$740,175	$723,638	$(9)	$(86)	$159,430	13,790	$2,074	—

Total	$142,988	$740,175	$723,638	$(9)	$(86)	$159,430	13,790	$2,074	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$96,296	$918,542	$900,952	$(25)	$(47)	$113,814	9,845	—	—

Total	$96,296	$918,542	$900,952	$(25)	$(47)	$113,814	9,845	—	—

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$27,414	$3,615	$9,388	$636	$(6,125)	$16,152	961	$807	$195

Total	$27,414	$3,615	$9,388	$636	$(6,125)	$16,152	961	$807	$195

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$144,554	$762,962	$740,100	$(24)	$(95)	$167,297	14,471	$1,725	—

Total	$144,554	$762,962	$740,100	$(24)	$(95)	$167,297	14,471	$1,725	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$5,135	$22,241	$25,775	$(1)	$(1)	$1,599	138	$24	—

Total	$5,135	$22,241	$25,775	$(1)	$(1)	$1,599	138	$24	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$643,173	$146,269	$102,980	$(4,405)	$(96,139)	$585,918	19,085	$8,369	$16,695
International Core Equity Portfolio	315,518	70,511	42,238	(2,732)	(80,484)	260,575	21,324	10,826	—
Emerging Markets Core Equity Portfolio	131,060	31,993	21,709	(1,691)	(36,494)	103,159	5,690	4,461	—

Total	$1,089,751	$248,773	$166,927	$(8,828)	$(213,117)	$949,652	46,099	$23,656	$16,695

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$187,179	$23,710	$28,907	$2,167	$(30,677)	$153,472	5,479	$2,142	$6,687
International Core Equity Portfolio	93,920	16,638	17,950	878	(23,663)	69,823	5,714	2,974	—
Emerging Markets Core Equity Portfolio	62,856	13,584	15,418	255	(17,080)	44,197	2,438	1,951	—

Total	$343,955	$53,932	$62,275	$3,300	$(71,420)	$267,492	13,631	$7,067	$6,687

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$524,680	$2,343,571	$2,443,554	$(37)	$(254)	$424,406	36,710	$4,599	—

Total	$524,680	$2,343,571	$2,443,554	$(37)	$(254)	$424,406	36,710	$4,599	—

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$3,070	$17,630	$19,032	$(1)	$(1)	$1,666	144	—	—

Total	$3,070	$17,630	$19,032	$(1)	$(1)	$1,666	144	—	—

Emerging Markets ex China Core Equity Portfolio
DFA Short Term Investment Fund	—	$30,936	$24,295	—	$(3)	$6,638	574	$31	—

Total	—	$30,936	$24,295	—	$(3)	$6,638	574	$31	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2021	$144,492	—	—	$144,492
2022	180,306	—	—	180,306
International Core Equity Portfolio
2021	761,635	—	—	761,635
2022	1,137,901	—	—	1,137,901
Global Small Company Portfolio
2021	727	—	—	727
2022	1,603	$1,952	—	3,555

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
International Small Company Portfolio
2021	$220,133	—	—	$220,133
2022	483,283	$367,884	—	851,167
Japanese Small Company Portfolio
2021	10,581	—	—	10,581
2022	9,064	9,423	—	18,487
Asia Pacific Small Company Portfolio
2021	12,808	—	—	12,808
2022	15,273	26,996	—	42,269
United Kingdom Small Company Portfolio
2021	588	—	—	588
2022	1,165	742	—	1,907
Continental Small Company Portfolio
2021	13,462	—	—	13,462
2022	24,283	13,197	—	37,480
DFA International Real Estate Securities Portfolio
2021	—	—	—	—
2022	447,007	—	—	447,007
DFA Global Real Estate Securities Portfolio
2021	153,865	33,088	—	186,953
2022	384,272	96,161	—	480,433
DFA International Small Cap Value Portfolio
2021	258,254	—	—	258,254
2022	477,746	38,826	—	516,572
International Vector Equity Portfolio
2021	74,200	—	—	74,200
2022	118,326	68,984	—	187,310
International High Relative Profitability Portfolio
2021	43,180	—	—	43,180
2022	68,053	10,953	—	79,006
World ex U.S. Value Portfolio
2021	8,755	—	—	8,755
2022	10,666	—	—	10,666
World ex U.S. Core Equity Portfolio
2021	98,429	—	—	98,429
2022	119,143	—	—	119,143
World ex U.S. Targeted Value Portfolio
2021	13,860	—	—	13,860
2022	20,430	36,246	—	56,676
World Core Equity Portfolio
2021	16,210	—	—	16,210
2022	22,839	8,329	—	31,168
Selectively Hedged Global Equity Portfolio
2021	3,648	3,286	—	6,934

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
2022	$7,741	$13,787	—	$21,528
Emerging Markets Portfolio
2021	122,695	—	—	122,695
2022	157,133	215,646	—	372,779
Emerging Markets Small Cap Portfolio
2021	128,503	—	—	128,503
2022	235,523	93,647	—	329,170
Emerging Markets Value Portfolio
2021	382,292	—	—	382,292
2022	558,916	—	—	558,916
Emerging Markets Core Equity Portfolio
2021	590,306	—	—	590,306
2022	942,726	—	—	942,726
Emerging Markets Targeted Value Portfolio
2021	4,500	—	—	4,500
2022	11,192	10,941	—	22,133
Emerging Markets ex China Core Equity Portfolio
2022	10,224	—	—	10,224

The Emerging Markets ex China Core Equity Portfolio commenced operations on November 15, 2021, and did not pay any distributions for the year ended October 31, 2021.

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(5,894)	—	$(5,894)
International Core Equity Portfolio	(36,300)	—	(36,300)
Global Small Company Portfolio	(91)	—	(91)
International Small Company Portfolio	(27,229)	$(4,799)	(32,028)
Japanese Small Company Portfolio	(403)	(338)	(741)
Asia Pacific Small Company Portfolio	(625)	—	(625)
United Kingdom Small Company Portfolio	—	—	—
Continental Small Company Portfolio	(133)	—	(133)
DFA International Real Estate Securities Portfolio	—	—	—
DFA Global Real Estate Securities Portfolio	(29,561)	—	(29,561)
DFA International Small Cap Value Portfolio	(15,129)	—	(15,129)
International Vector Equity Portfolio	(5,066)	—	(5,066)
International High Relative Profitability Portfolio	(3,243)	—	(3,243)
World ex U.S. Value Portfolio	(395)	—	(395)
World ex U.S. Core Equity Portfolio	(4,426)	—	(4,426)
World ex U.S. Targeted Value Portfolio	(1,545)	—	(1,545)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
World Core Equity Portfolio	$(111)	$(1,455)	$(1,566)
Selectively Hedged Global Equity Portfolio	(1,825)	(576)	(2,401)
Emerging Markets Portfolio	(17,451)	(4,966)	(22,417)
Emerging Markets Small Cap Portfolio	(9,776)	(4,687)	(14,463)
Emerging Markets Value Portfolio	(29,129)	—	(29,129)
Emerging Markets Core Equity Portfolio	(72,610)	—	(72,610)
Emerging Markets Targeted Value Portfolio	(491)	(863)	(1,354)
Emerging Markets ex China Core Equity Portfolio	(1,148)	—	(1,148)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$11,634	—	$(472,554)	$643,490	$182,570
International Core Equity Portfolio	17,601	—	(913,989)	74,387	(822,001)
Global Small Company Portfolio	753	$38	—	2,050	2,841
International Small Company Portfolio	68,133	121,673	—	(928,518)	(738,712)
Japanese Small Company Portfolio	3,187	11,988	—	(32,606)	(17,431)
Asia Pacific Small Company Portfolio	6,344	15,727	—	(75,313)	(53,242)
United Kingdom Small Company Portfolio	—	—	(2,765)	(4,185)	(6,950)
Continental Small Company Portfolio	2,643	—	(25,916)	(27,990)	(51,263)
DFA International Real Estate Securities Portfolio	—	—	(657,909)	(1,342,213)	(2,000,122)
DFA Global Real Estate Securities Portfolio	41,604	312,816	—	(606,343)	(251,923)
DFA International Small Cap Value Portfolio	68,218	—	(57,347)	(677,076)	(666,205)
International Vector Equity Portfolio	8,361	—	(12,557)	34,959	30,763
International High Relative Profitability Portfolio	457	—	(55,801)	(45,485)	(100,829)
World ex U.S. Value Portfolio	1,370	—	(9,831)	(1,980)	(10,441)
World ex U.S. Core Equity Portfolio	10,324	—	(29,962)	(108,673)	(128,311)
World ex U.S. Targeted Value Portfolio	1,200	—	(12,457)	(87,169)	(98,426)
World Core Equity Portfolio	—	13,462	—	164,859	178,321
Selectively Hedged Global Equity Portfolio	14,094	8,996	—	77,009	100,099
Emerging Markets Portfolio	21,663	10,992	—	807,386	840,041
Emerging Markets Small Cap Portfolio	6,751	76,813	—	(252,803)	(169,239)
Emerging Markets Value Portfolio	79,331	—	(1,360,368)	(570,999)	(1,852,036)
Emerging Markets Core Equity Portfolio	96,334	—	(2,133,382)	678,979	(1,358,069)

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets Targeted Value Portfolio	$4,020	$3,675	—	$(16,252)	$(8,557)
Emerging Markets ex China Core Equity Portfolio	105	—	$(9,242)	(87,455)	(96,592)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$472,554	$472,554
International Core Equity Portfolio	913,989	913,989
United Kingdom Small Company Portfolio	2,765	2,765
Continental Small Company Portfolio	25,916	25,916
DFA International Real Estate Securities Portfolio	657,909	657,909
DFA International Small Cap Value Portfolio	57,347	57,347
International Vector Equity Portfolio	12,557	12,557
International High Relative Profitability Portfolio	55,801	55,801
World ex U.S. Value Portfolio	9,831	9,831
World ex U.S. Core Equity Portfolio	29,962	29,962
World ex U.S. Targeted Value Portfolio	12,457	12,457
Emerging Markets Value Portfolio	1,360,368	1,360,368
Emerging Markets Core Equity Portfolio	2,133,382	2,133,382
Emerging Markets ex China Core Equity Portfolio	9,242	9,242

During the year ended October 31, 2022, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

International Core Equity Portfolio	$351,020
World ex U.S. Value Portfolio	49
World ex U.S. Core Equity Portfolio	70,379
Emerging Markets Value Portfolio	349,233
Emerging Markets Core Equity Portfolio	14,600

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,338,136	$1,135,170	$(490,572)	$644,598
International Core Equity Portfolio	27,220,758	4,822,759	(4,737,359)	85,400
Global Small Company Portfolio	80,761	2,109	—	2,109
International Small Company Portfolio	10,236,196	—	(925,265)	(925,265)

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Japanese Small Company Portfolio	$300,127	—	$(32,510)	$(32,510)
Asia Pacific Small Company Portfolio	305,564	—	(75,306)	(75,306)
United Kingdom Small Company Portfolio	22,595	—	(4,189)	(4,189)
Continental Small Company Portfolio	755,766	—	(139,286)	(139,286)
DFA International Real Estate Securities Portfolio	6,011,628	$355,222	(1,695,813)	(1,340,591)
DFA Global Real Estate Securities Portfolio	8,625,872	1,133,036	(1,739,379)	(606,343)
DFA International Small Cap Value Portfolio	10,432,581	1,379,301	(2,054,544)	(675,243)
International Vector Equity Portfolio	2,972,309	483,094	(447,448)	35,646
International High Relative Profitability Portfolio	1,759,210	172,160	(217,353)	(45,193)
World ex U.S. Value Portfolio	195,640	—	(1,591)	(1,591)
World ex U.S. Core Equity Portfolio	3,358,143	564,526	(669,923)	(105,397)
World ex U.S. Targeted Value Portfolio	654,172	51,891	(138,264)	(86,373)
World Core Equity Portfolio	784,795	168,740	(3,882)	164,858
Selectively Hedged Global Equity Portfolio	190,492	76,936	—	76,936
Emerging Markets Portfolio	3,130,085	807,386	—	807,386
Emerging Markets Small Cap Portfolio	3,731,854	—	(223,049)	(223,049)
Emerging Markets Value Portfolio	10,126,974	—	(508,262)	(508,262)
Emerging Markets Core Equity Portfolio	20,488,138	5,647,945	(4,816,494)	831,451
Emerging Markets Targeted Value Portfolio	208,109	27,800	(42,817)	(15,017)
Emerging Markets ex China Core Equity Portfolio	518,068	16,875	(104,329)	(87,454)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended October 31, 2022		Year Ended October 31, 2021
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$3,651	126	$1,397	45
Shares Issued in Lieu of Cash Distributions	643	24	349	12
Shares Redeemed	(1,372)	(47)	(4,468)	(148)

Net Increase (Decrease) — Class R2 Shares	$2,922	103	$(2,722)	(91)

	Year Ended October 31, 2022		Year Ended October 31, 2021
	Amount	Shares	Amount	Shares
Institutional Class Shares
Shares Issued	$1,869,015	64,765	$1,801,928	58,072
Shares Issued in Lieu of Cash Distributions	535,904	19,754	368,063	12,127
Shares Redeemed	(3,126,872)	(106,882)	(5,470,382)	(175,490)

Net Increase (Decrease) — Institutional Class Shares	$(721,953)	(22,363)	$(3,300,391)	(105,291)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$63,262
International Core Equity Portfolio	—	276,847
International Small Company Portfolio	—	98,398
DFA International Real Estate Securities Portfolio	—	49,453
DFA Global Real Estate Securities Portfolio	—	2,481
DFA International Small Cap Value Portfolio	—	164,150
International Vector Equity Portfolio	—	26,927
International High Relative Profitability Portfolio	—	5,525
World ex U.S. Core Equity Portfolio	—	31,765
World ex U.S. Targeted Value Portfolio	—	1,825
Selectively Hedged Global Equity Portfolio	83,655	3,601
Emerging Markets Core Equity Portfolio	—	223,852
Emerging Markets Targeted Value Portfolio	—	1,496
Emerging Markets ex China Core Equity Portfolio	—	1,233

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (1)	Equity Contracts *,(2)
Large Cap International Portfolio	$1,432	—	$1,432

	Asset Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (1)	Equity Contracts *,(2)
International Core Equity Portfolio	$5,896	—	$5,896
International Small Company Portfolio	2,412	—	2,412
DFA International Real Estate Securities Portfolio	1,581	—	1,581
DFA Global Real Estate Securities Portfolio	1,144	—	1,144
DFA International Small Cap Value Portfolio	3,422	—	3,422
International Vector Equity Portfolio	439	—	439
World ex U.S. Core Equity Portfolio	867	—	867
Selectively Hedged Global Equity Portfolio	483	$483	—
Emerging Markets Core Equity Portfolio	5,731	—	5,731

	Liability Derivatives Value
	Total Value at October 31, 2022	Forward Currency Contracts (3)	Equity Contracts *,(4)
Selectively Hedged Global Equity Portfolio	$(511)	$(379)	$(132)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$(12,682)	—	$(12,682)
International Core Equity Portfolio	(44,185)	—	(44,185)
Global Small Company Portfolio	34	—	34 *
International Small Company Portfolio	(19,889)	—	(19,889)
DFA International Real Estate Securities Portfolio	(4,273)	—	(4,273)
DFA Global Real Estate Securities Portfolio	174	—	174
DFA International Small Cap Value Portfolio	(36,186)	—	(36,186)
International Vector Equity Portfolio	(3,680)	—	(3,680)
International High Relative Profitability Portfolio	291	—	291 *
World ex U.S. Value Portfolio	(44)	—	(44)*
World ex U.S. Core Equity Portfolio	(3,864)	—	(3,864)
World ex U.S. Targeted Value Portfolio	174	—	174 *

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
World Core Equity Portfolio	$(6)	—	$(6)*
Selectively Hedged Global Equity Portfolio	11,181	$11,432	(251)
Emerging Markets Core Equity Portfolio	(37,872)	—	(37,872)
Emerging Markets Targeted Value Portfolio	(135)	—	(135)
Emerging Markets ex China Core Equity Portfolio	(495)	—	(495)*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$(202)	—	$(202)
International Core Equity Portfolio	(3,107)	—	(3,107)
International Small Company Portfolio	271	—	271
DFA International Real Estate Securities Portfolio	171	—	171
DFA Global Real Estate Securities Portfolio	1,144	—	1,144
DFA International Small Cap Value Portfolio	(1,079)	—	(1,079)
International Vector Equity Portfolio	(387)	—	(387)
World ex U.S. Core Equity Portfolio	(167)	—	(167)
World ex U.S. Targeted Value Portfolio	(46)	—	(46)
Selectively Hedged Global Equity Portfolio	(477)	$(243)	(234)
Emerging Markets Core Equity Portfolio	(2,325)	—	(2,325)
Emerging Markets Targeted Value Portfolio	(54)	—	(54)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2022, there were no futures contracts outstanding. During the year ended October 31, 2022, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2022 (amounts in thousands):

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)
	Assets						Liabilities
Selectively Hedged Global Equity Portfolio
Societe Generale	$9	$9	—	—	—	$9	—	—	—	—	—	—
Citibank, N.A	12	12	$(12)	—	—	—	$111	$111	$(12)	—	—	$99
UBS AG	341	341	—	—	—	341	—	—	—	—	—	—
State Street Bank and Trust	118	118	(118)	—	—	—	203	203	(118)	—	—	85
HSBC Bank	—		—	—	—	—	8	8	—	—	—	8
Bank of America Corp	3	3	(3)	—	—	—	10	10	(3)	—	—	7
Morgan Stanley and Co. International	—	—	—	—	—	—	47	47	—	—	—	47

Total	$483	$483	$(133)	—	—	$350	$379	$379	$(133)	—	—	$246

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
Large Cap International Portfolio	3.83%	$5,269	4	$2	$6,982	—
International Core Equity Portfolio	3.83%	3,969	2	1	5,274	—
Global Small Company Portfolio	1.82%	223	46	—	1,760	—
International Small Company Portfolio	1.08%	23,176	4	3	27,039	—
DFA International Real Estate Securities Portfolio	2.15%	6,674	15	5	18,809	—
DFA Global Real Estate Securities Portfolio	1.92%	4,360	25	5	16,645	—
DFA International Small Cap Value Portfolio	2.48%	1,824	5	1	3,221	—
International Vector Equity Portfolio	3.27%	1,964	4	1	7,845	—
International High Relative Profitability Portfolio	2.56%	4,156	61	16	27,171	—
World ex U.S. Value Portfolio	1.80%	200	30	—	1,071	—
World ex U.S. Core Equity Portfolio	1.83%	1,261	14	1	2,927	—
World ex U.S. Targeted Value Portfolio	2.24%	2,983	77	16	10,833	—
World Core Equity Portfolio	1.40%	897	120	4	8,460	—
Selectively Hedged Global Equity Portfolio	2.72%	749	14	—	2,051	—
Emerging Markets Core Equity Portfolio	2.27%	2,127	12	2	6,636	—
Emerging Markets Targeted Value Portfolio	1.97%	1,155	25	2	2,439	$916
Emerging Markets ex China Core Equity Portfolio	2.21%	9,510	34	16	31,278	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2022, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2022
DFA International Real Estate Securities Portfolio	Borrower	3.44%	$48,486	1	$5	$48,486	—
Emerging Markets Core Equity Portfolio	Borrower	3.44%	20,000	3	6	20,000	—
Emerging Markets ex China Core Equity Portfolio	Borrower	1.94%	43,054	4	9	43,178	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$65,316	$49,754	$(17,757)
International Core Equity Portfolio	231,336	138,743	(6,854)
DFA Global Real Estate Securities Portfolio	29,992	287	(481)
DFA International Small Cap Value Portfolio	182,554	406,702	(130,631)
International Vector Equity Portfolio	50,537	95,090	6,759
International High Relative Profitability Portfolio	76,151	66,961	(7,786)
World ex U.S. Core Equity Portfolio	15,251	17,741	1,232
World ex U.S. Targeted Value Portfolio	19,278	34,098	(4,174)

Portfolio	Purchases	Sales	Realized Gain (Loss)
Emerging Markets Core Equity Portfolio	$15,882	$7,870	$(1,254)
Emerging Markets Targeted Value Portfolio	180	219	34
Emerging Markets ex China Core Equity Portfolio	1,169	62	8

K. Securities Lending:

As of October 31, 2022, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$40,583
International Core Equity Portfolio	284,799
DFA International Real Estate Securities Portfolio	23,713
DFA International Small Cap Value Portfolio	101,708
International Vector Equity Portfolio	43,708
International High Relative Profitability Portfolio	10,421
World ex U.S. Core Equity Portfolio	51,359
World ex U.S. Targeted Value Portfolio	3,786
Emerging Markets Core Equity Portfolio	696,482
Emerging Markets Targeted Value Portfolio	2,339
Emerging Markets ex China Core Equity Portfolio	280

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio Common Stocks	$249,563	—	—	—	$249,563
International Core Equity Portfolio Common Stocks, Rights/Warrants	1,565,282	—	—	—	1,565,282
DFA International Real Estate Securities Portfolio Common Stocks	299,241	—	—	—	299,241
DFA Global Real Estate Securities Portfolio Common Stocks	207,964	—	—	—	207,964
DFA International Small Cap Value Portfolio Common Stocks	294,176	—	—	—	294,176
International Vector Equity Portfolio Common Stocks, Rights/Warrants	165,207	—	—	—	165,207
International High Relative Profitability Portfolio Common Stocks	128,519	—	—	—	128,519
World ex U.S. Core Equity Portfolio Common Stocks	175,641	—	—	—	175,641
World ex U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	1,876	—	—	—	1,876
Emerging Markets Core Equity Portfolio Common Stocks	436,254	—	—	—	436,254
Emerging Markets Targeted Value Portfolio Common Stocks	1,691	—	—	—	1,691
Emerging Markets ex China Core Equity Portfolio Common Stocks	6,829	—	—	—	6,829

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.

O. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio-Institutional Class	4	74%
International Core Equity Portfolio-Institutional Class	4	71%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	4	79%

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Japanese Small Company Portfolio-Institutional Class	3	87%
Asia Pacific Small Company Portfolio-Institutional Class	2	91%
United Kingdom Small Company Portfolio-Institutional Class	4	94%
Continental Small Company Portfolio-Institutional Class	2	91%
DFA International Real Estate Securities Portfolio-Institutional Class	4	93%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	69%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	83%
International High Relative Profitability Portfolio-Institutional Class	3	87%
World ex U.S. Value Portfolio-Institutional Class	5	76%
World ex U.S. Core Equity Portfolio-Institutional Class	3	74%
World ex U.S. Targeted Value Portfolio-Institutional Class	3	98%
World Core Equity Portfolio-Institutional Class	6	86%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	85%
Emerging Markets Portfolio-Institutional Class	3	67%
Emerging Markets Small Cap Portfolio-Institutional Class	3	62%
Emerging Markets Value Portfolio-Class R2	1	41%
Emerging Markets Value Portfolio-Institutional Class	2	97%
Emerging Markets Core Equity Portfolio-Institutional Class	3	64%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	93%
Emerging Markets ex China Core Equity Portfolio-Institutional Class	4	98%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twenty-four portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings or schedules of investments, of each of the portfolios indicated in the table below (twenty-four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

Large Cap International Portfolio (1)

International Core Equity Portfolio (1)

Global Small Company Portfolio (2)

International Small Company Portfolio (2)

Japanese Small Company Portfolio (2)

Asia Pacific Small Company Portfolio (2)

United Kingdom Small Company Portfolio (2)

Continental Small Company Portfolio (2)

DFA International Real Estate Securities Portfolio (1)

DFA Global Real Estate Securities Portfolio (1)

DFA International Small Cap Value Portfolio (1)

International Vector Equity Portfolio (1)

International High Relative Profitability Portfolio (1)

World ex U.S. Value Portfolio (2)

World ex U.S. Core Equity Portfolio (1)

World ex U.S. Targeted Value Portfolio (1)

World Core Equity Portfolio (2)

Selectively Hedged Global Equity Portfolio (2)

Emerging Markets Portfolio (2)

Emerging Markets Small Cap Portfolio (2)

Emerging Markets Value Portfolio (2)

Emerging Markets Core Equity Portfolio (1)

Emerging Markets Targeted Value Portfolio (1)

	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For each of the periods indicated therein

Emerging Markets ex China Core Equity Portfolio (1)	For the period November 15, 2021 (commencement of operations) through October 31, 2022

(1)	Summary schedule of portfolio holdings
(2)	Schedule of investments

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Value Portfolio — Class R2 vs.

MSCI World ex USA Index (net dividends),

MSCI World ex USA Value Index (net dividends)

October 31, 2012-October 31, 2022

DFA International Value Portfolio — Institutional Class vs.

MSCI World ex USA Index (net dividends),

MSCI World ex USA Value Index (net dividends)

October 31, 2012-October 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

DFA International Value Portfolio

The DFA International Value Portfolio invests in developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2022, the Master Fund held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -13.98% for the Portfolio’s Class R2 shares, -13.90% for the Portfolio’s Institutional Class shares, -15.27% for the MSCI World ex USA Value Index, and -22.04% for the MSCI World ex USA Index (net dividends). As of February 28, 2022, the Portfolio changed its benchmark from the MSCI World ex USA Index (net dividends) to the MSCI World ex USA Value Index (net dividends) because this index better reflects the universe of securities in which the Master Fund invests. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Master Fund’s focus on value stocks contributed positively to performance relative to the benchmarks. The Master Fund’s exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as those stocks generally underperformed.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES
CONTINUED
Six Months Ended October 31, 2022
EXPENSE TABLE

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$901.00	0.42%	$2.01
Institutional Class Shares	$1,000.00	$900.70	0.30%	$1.44
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,023.09	0.42%	$2.14
Institutional Class Shares	$1,000.00	$1,023.69	0.30%	$1.53

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2022

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$7,491,601,659

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$7,491,601,659

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$7,491,602
Receivables:
Fund Shares Sold	10,027
Prepaid Expenses and Other Assets	118

Total Assets	7,501,747

LIABILITIES:
Payables:
Fund Shares Redeemed	7,226
Due to Advisor	308
Accrued Expenses and Other Liabilities	291

Total Liabilities	7,825

NET ASSETS	$7,493,922

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,425 and shares outstanding of 88,283	$16.14

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $7,492,497 and shares outstanding of 462,867,608	$16.19

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$8,007,682
Total Distributable Earnings (Loss)	(513,760)

NET ASSETS	$7,493,922

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $38,360)	$371,656
Income from Securities Lending	3,222
Expenses Allocated from Affiliated Investment Companies	(17,250)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	357,628

Fund Expenses
Investment Management Fees	21,746
Accounting & Transfer Agent Fees	1,098
Shareholder Servicing Fees
Class R2 Shares	2
Filing Fees	192
Shareholders’ Reports	137
Directors’/Trustees’ Fees & Expenses	42
Professional Fees	98
Other	51

Total Fund Expenses	23,366

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	3
Institutional Class Shares	16,302

Net Expenses	7,061

Net Investment Income (Loss)	350,567

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(7,444)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(1,569,559)

Net Realized and Unrealized Gain (Loss)	(1,577,003)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,226,436)

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$350,567	$275,625
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(7,444)	377,980
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(1,569,559)	2,522,431

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,226,436)	3,176,036

Distributions:
Class R2 Shares	(78)	(43)
Institutional Class Shares	(402,623)	(258,413)

Total Distributions	(402,701)	(258,456)

Capital Share Transactions (1):
Shares Issued	2,471,605	1,043,206
Shares Issued in Lieu of Cash Distributions	396,749	254,720
Shares Redeemed	(2,059,528)	(2,459,596)

Net Increase (Decrease) from Capital Share Transactions	808,826	(1,161,670)

Total Increase (Decrease) in Net Assets	(820,311)	1,755,910
Net Assets
Beginning of Year	8,314,233	6,558,323

End of Year	$7,493,922	$8,314,233

(1) Shares Issued and Redeemed:
Shares Issued	134,715	56,340
Shares Issued in Lieu of Cash Distributions	22,689	13,672
Shares Redeemed	(114,398)	(134,474)

Net Increase (Decrease) from Shares Issued and Redeemed	43,006	(64,462)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$19.74	$13.50	$17.13	$17.68	$19.89

Income from Investment Operations (A)
Net Investment Income (Loss)	0.78	0.62	0.38	0.58	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.49)	6.17	(3.61)	(0.10)	(2.21)

Total from Investment Operations	(2.71)	6.79	(3.23)	0.48	(1.67)

Less Distributions:
Net Investment Income	(0.85)	(0.55)	(0.40)	(0.51)	(0.54)
Net Realized Gains	(0.04)	—	—	(0.52)	—

Total Distributions	(0.89)	(0.55)	(0.40)	(1.03)	(0.54)

Net Asset Value, End of Year	$16.14	$19.74	$13.50	$17.13	$17.68

Total Return	(13.98%)	50.55%	(19.08%)	3.13%	(8.59%)

Net Assets, End of Year (thousands)	$1,425	$1,753	$835	$1,191	$1,477
Ratio of Expenses to Average Net Assets (C)	0.42%	0.60%	0.65%	0.69%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.62%	0.80%	0.85%	0.89%	0.88%
Ratio of Net Investment Income to Average Net Assets	4.26%	3.31%	2.56%	3.43%	2.72%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Net Asset Value, Beginning of Year	$19.80	$13.54	$17.18	$17.74	$19.94

Income from Investment Operations (A)
Net Investment Income (Loss)	0.79	0.62	0.38	0.63	0.60
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.49)	6.23	(3.58)	(0.11)	(2.21)

Total from Investment Operations	(2.70)	6.85	(3.20)	0.52	(1.61)

Less Distributions:
Net Investment Income	(0.87)	(0.59)	(0.44)	(0.56)	(0.59)
Net Realized Gains	(0.04)	—	—	(0.52)	—

Total Distributions	(0.91)	(0.59)	(0.44)	(1.08)	(0.59)

Net Asset Value, End of Year	$16.19	$19.80	$13.54	$17.18	$17.74

Total Return	(13.90%)	50.90%	(18.87%)	3.37%	(8.32%)

Net Assets, End of Year (thousands)	$7,492,497	$8,312,480	$6,557,488	$9,173,478	$9,421,965
Ratio of Expenses to Average Net Assets (C)	0.30%	0.36%	0.40%	0.44%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.50%	0.56%	0.60%	0.64%	0.63%
Ratio of Net Investment Income to Average Net Assets	4.30%	3.36%	2.57%	3.70%	3.01%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of October 31, 2022, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.27%*

*	Effective as of February 28, 2022, the management fee payable by the Portfolio was reduced from 0.30% to 0.25%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the year ended October 31, 2022, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2022, and the previously waived fees/expenses assumed subject to future recovery by the

Advisor as of October 31, 2022, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	—	0.25%	—	$16,302	—
Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.25%	—	3	—

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amounts paid by the Fund to the CCO were $20 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$102

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2022, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2021, and October 31, 2022, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2021	$258,456	—	—	$258,456
2022	402,701	—	—	402,701

As of October 31, 2022, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio	$(769)	—	$(769)

As of October 31, 2022, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$31,309	—	$(11,138)	$(533,823)	$(513,652)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2022, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$11,138	$11,138

During the year ended October 31, 2022, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$8,022,124	—	$(530,331)	$(530,331)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended October 31, 2022		Year Ended October 31, 2021
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$712	37	$1,954	104
Shares Issued in Lieu of Cash Distributions	77	4	43	2
Shares Redeemed	(787)	(42)	(1,495)	(80)

Net Increase (Decrease) — Class R2 Shares	$2	(1)	$502	26

Institutional Class Shares
Shares Issued	$2,470,893	134,678	$1,041,251	56,236
Shares Issued in Lieu of Cash Distributions	396,672	22,685	254,677	13,670
Shares Redeemed	(2,058,741)	(114,356)	(2,458,101)	(134,394)

Net Increase (Decrease) — Institutional Class Shares	$808,824	43,007	$(1,162,173)	(64,488)

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminates the asset segregation framework previously used by the Portfolio to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolio began complying with the Valuation Rule on August 1, 2022.

J. Other:

As of October 31, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio-Class R2	5	71%
DFA International Value Portfolio-Institutional Class	4	91%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of October 31, 2022 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The DFA International Value Series vs.

MSCI World ex USA Index (net dividends),

MSCI World ex USA Value Index (net dividends)

October 31, 2012-October 31, 2022

The Japanese Small Company Series vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Asia Pacific Small Company Series vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

The United Kingdom Small Company Series vs.

MSCI United Kingdom Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Continental Small Company Series vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

The Canadian Small Company Series vs.

MSCI Canada Small Cap Index (net dividends)

October 31, 2012-October 31, 2022

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Emerging Markets Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2012-October 31, 2022

The Emerging Markets Small Cap Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2012-October 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S. Dollars
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

The DFA International Value Series

The DFA International Value Series invests in developed ex U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2022, the Series held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -13.82% for the Series, -15.27% for the MSCI World ex USA Value Index, and -22.04% for the MSCI World ex USA Index (net dividends). As of February 28, 2022, the Series changed its benchmark from the MSCI World ex USA Index (net dividends) to the MSCI World ex USA Value Index (net dividends) because this index better reflects the universe of securities in which the Series invests. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Series’ focus on value stocks contributed positively to performance relative to the benchmarks. The Series’ exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as those stocks generally underperformed.

The Japanese Small Company Series

The Japanese Small Company Series invests in Japanese small company stocks. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 1,750 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -23.60% for the Series and -24.90% for the MSCI Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Series’ exclusion of stocks with the lowest profitability and highest relative price also contributed positively to performance relative to the benchmark, as did the Series’ exclusion of stocks with high asset growth, as those stocks underperformed.

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 840 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -26.65% for the Series and -24.10% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ emphasis on stocks with smaller market capitalizations, particularly in Australia, detracted from relative performance, as larger stocks held by the benchmark outperformed.

The United Kingdom Small Company Series

The United Kingdom Small Company Series invests in small company stocks in the U.K. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 310 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -33.34% for the Series and - 37.62% for the MSCI United Kingdom Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed.

The Continental Small Company Series

The Continental Small Company Series invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 1,170 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -29.07% for the Series and - 34.51% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Series’ benchmark. Differences in size definitions between the Series and the benchmark led to weight differences between countries, which contributed positively to performance relative to the benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed for the year.

The Canadian Small Company Series

The Canadian Small Company Series invests in small company stocks in Canada. The Series generally excludes stocks with the lowest profitability and highest relative price. The Series also generally excludes certain companies with high asset growth. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -12.52% for the Series and -17.55% for the MSCI Canada Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed. Additionally, the Series’ exclusion of real estate investment trusts (REITs) also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

The Emerging Markets Series

The Emerging Markets Series invests in large-cap stocks in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2022, the Series held approximately 1,880 securities in 23 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -25.79% for the Series and -31.03% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. The Portfolio’s emphasis on stocks with higher profitability also contributed positively to performance relative to the benchmark, as these stocks generally outperformed. At the country level, the Portfolio’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

The Emerging Markets Small Cap Series

The Emerging Markets Small Cap Series invests in small company stocks in emerging markets. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2022, the Series held approximately 5,150 securities in 20 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2022, total returns were -22.31% for the Series and -31.03% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Series’ inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. At the country level, the Series lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. Afund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2022

EXPENSE TABLES

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$900.90	0.21%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

The Japanese Small Company Series
Actual Fund Return	$1,000.00	$926.50	0.12%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$805.00	0.12%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$812.90	0.11%	$0.50
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56
The Continental Small Company Series
Actual Fund Return	$1,000.00	$837.30	0.13%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$876.80	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56
The Emerging Markets Series
Actual Fund Return	$1,000.00	$818.30	0.15%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$845.90	0.26%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.26%	$1.33

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	3.4%
Consumer Discretionary	12.3%
Consumer Staples	4.8%
Energy	15.9%
Financials	28.7%
Health Care	5.5%
Industrials	11.1%
Information Technology	1.3%
Materials	14.0%
Real Estate	2.2%
Utilities	0.8%

100.0%

The Japanese Small Company Series
Communication Services	2.4%
Consumer Discretionary	14.7%
Consumer Staples	7.9%
Energy	0.8%
Financials	9.0%
Health Care	5.1%
Industrials	28.9%
Information Technology	15.6%
Materials	12.4%
Real Estate	1.5%
Utilities	1.7%

100.0%

The Asia Pacific Small Company Series
Communication Services	4.9%
Consumer Discretionary	18.9%
Consumer Staples	8.6%
Energy	6.3%
Financials	13.0%
Health Care	5.7%
Industrials	11.8%
Information Technology	7.8%
Materials	15.3%
Real Estate	6.9%
Utilities	0.8%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	3.7%
Consumer Discretionary	16.8%
Consumer Staples	7.2%
Energy	4.3%
Financials	18.9%
Health Care	5.0%
Industrials	22.8%
Information Technology	8.7%
Materials	5.3%
Real Estate	3.0%
Utilities	4.3%

100.0%

The Continental Small Company Series
Communication Services	4.8%
Consumer Discretionary	8.4%
Consumer Staples	4.3%
Energy	4.4%
Financials	16.6%
Health Care	6.0%
Industrials	27.0%
Information Technology	10.2%
Materials	9.1%
Real Estate	4.9%
Utilities	4.3%

100.0%

The Canadian Small Company Series
Communication Services	1.3%
Consumer Discretionary	5.5%
Consumer Staples	4.9%
Energy	28.7%
Financials	9.3%
Health Care	1.5%
Industrials	11.0%
Information Technology	3.3%
Materials	23.8%
Real Estate	2.6%
Utilities	8.1%

100.0%

The Emerging Markets Series
Communication Services	7.8%
Consumer Discretionary	10.4%
Consumer Staples	6.7%
Energy	6.0%
Financials	21.8%
Health Care	4.3%
Industrials	7.4%
Information Technology	19.0%
Materials	11.7%
Real Estate	1.9%
Utilities	3.0%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.3%
Consumer Discretionary	13.8%
Consumer Staples	6.9%
Energy	2.1%
Financials	9.5%
Health Care	8.3%
Industrials	15.8%
Information Technology	14.8%
Materials	14.8%
Real Estate	5.7%
Utilities	5.0%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (7.6%)
# Australia & New Zealand Banking Group Ltd.	7,347,638	$120,381,777	1.1%
National Australia Bank Ltd.	5,345,044	111,027,479	1.1%
Westpac Banking Corp.	7,338,308	113,310,525	1.1%
Woodside Energy Group Ltd	3,456,203	79,902,049	0.8%
Other Securities		392,173,877	3.7%

TOTAL AUSTRALIA		816,795,707	7.8%

AUSTRIA — (0.1%)
Other Securities		6,220,806	0.1%

BELGIUM — (0.6%)
Other Securities		58,799,281	0.6%

CANADA — (10.1%)
Bank of Montreal	1,789	164,790	0.0%
# Bank of Montreal	1,331,345	122,590,248	1.2%
Bank of Nova Scotia	443,447	21,434,275	0.2%
Bank of Nova Scotia	2,098,551	101,401,984	1.0%
Canadian Imperial Bank of Commerce	1,446,994	65,714,037	0.6%
Canadian Natural Resources Ltd.	806,380	48,334,417	0.5%
Fairfax Financial Holdings Ltd.	97,836	48,050,126	0.4%
Nutrien Ltd.	944,511	79,811,163	0.8%
Suncor Energy, Inc.	1,317,132	45,304,678	0.4%
Suncor Energy, Inc.	2,013,309	69,237,696	0.7%
# Teck Resources Ltd., Class B	2,050,761	62,425,165	0.6%
Other Securities		425,965,154	4.0%

TOTAL CANADA		1,090,433,733	10.4%

CHINA — (0.0%)
Other Securities		3,578,225	0.0%

DENMARK — (1.9%)
DSV AS	379,252	51,247,654	0.5%
Other Securities		150,557,322	1.4%

TOTAL DENMARK		201,804,976	1.9%

FINLAND — (1.1%)
Other Securities		113,789,895	1.1%

FRANCE — (10.2%)
AXA SA	2,421,503	59,798,721	0.6%
BNP Paribas SA	1,819,966	85,345,265	0.8%
Cie de Saint-Gobain	1,784,858	72,966,654	0.7%
Cie Generale des Etablissements Michelin SCA	2,521,000	64,245,287	0.6%
Engie SA	3,701,762	48,098,296	0.5%
Orange SA	7,137,374	68,004,272	0.6%
Sanofi	682,839	58,763,618	0.6%
# TotalEnergies SE	6,840,726	373,184,524	3.5%
Other Securities		264,876,509	2.5%

TOTAL FRANCE		1,095,283,146	10.4%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (5.5%)
BASF SE	1,819,157	$81,626,734	0.8%
Bayerische Motoren Werke AG	1,003,964	78,803,005	0.7%
Mercedes-Benz Group AG	2,636,283	152,592,147	1.5%
Other Securities		281,533,549	2.6%

TOTAL GERMANY		594,555,435	5.6%

HONG KONG — (2.0%)
Other Securities		214,006,034	2.0%

IRELAND — (0.4%)
Other Securities		46,570,809	0.4%

ISRAEL — (0.6%)
Other Securities		64,808,590	0.6%

ITALY — (2.0%)
# Intesa Sanpaolo SpA	26,193,710	49,939,026	0.5%
UniCredit SpA	3,981,409	49,374,501	0.5%
Other Securities		114,595,246	1.0%

TOTAL ITALY		213,908,773	2.0%

JAPAN — (18.6%)
Honda Motor Co. Ltd.	3,522,000	80,310,312	0.8%
Mitsubishi Corp.	1,963,400	53,186,304	0.5%
Mitsubishi UFJ Financial Group, Inc.	10,193,750	48,153,735	0.5%
Takeda Pharmaceutical Co. Ltd.	2,595,871	68,554,353	0.7%
Toyota Motor Corp.	12,080,750	167,615,564	1.6%
Other Securities		1,581,578,322	14.9%

TOTAL JAPAN		1,999,398,590	19.0%

NETHERLANDS — (3.8%)
ING Groep NV	4,971,616	48,918,640	0.5%
Koninklijke Ahold Delhaize NV	4,054,901	113,084,163	1.1%
Other Securities		243,026,322	2.2%

TOTAL NETHERLANDS		405,029,125	3.8%

NEW ZEALAND — (0.2%)
Other Securities		23,565,859	0.2%

NORWAY — (0.9%)
Other Securities		101,097,179	1.0%

PORTUGAL — (0.1%)
Other Securities		14,011,161	0.1%

SINGAPORE — (1.1%)
Other Securities		118,180,815	1.1%

SPAIN — (1.9%)
# Banco Santander SA	31,583,925	81,912,138	0.8%
Repsol SA	4,619,638	62,847,702	0.6%
Other Securities		54,102,853	0.5%

TOTAL SPAIN		198,862,693	1.9%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.5%)
Other Securities		$270,126,175	2.6%

SWITZERLAND — (8.8%)
Cie Financiere Richemont SA, Class A	922,306	90,140,218	0.9%
Novartis AG	1,706,093	138,007,072	1.3%
# Novartis AG, Sponsored ADR	1,596,183	129,498,327	1.2%
UBS Group AG	6,030,163	95,603,120	0.9%
* UBS Group AG	1,233,581	19,564,595	0.2%
Zurich Insurance Group AG	348,909	148,695,901	1.4%
Other Securities		327,812,902	3.1%

TOTAL SWITZERLAND		949,322,135	9.0%

UNITED KINGDOM — (14.7%)
# Barclays PLC, Sponsored ADR	7,035,082	48,682,767	0.5%
BP PLC	7,690,578	42,548,901	0.4%
# BP PLC, Sponsored ADR	2,518,588	83,818,609	0.8%
British American Tobacco PLC	3,024,009	119,428,540	1.1%
# British American Tobacco PLC, Sponsored ADR	838,885	33,236,624	0.3%
Glencore PLC	23,897,614	137,006,665	1.3%
HSBC Holdings PLC	13,535,003	69,462,304	0.7%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	60,220,307	0.6%
Lloyds Banking Group PLC	164,752,825	79,125,348	0.8%
Shell PLC	307,658	8,522,614	0.1%
Shell PLC, Sponsored ADR	9,015,405	501,526,980	4.8%
Vodafone Group PLC	51,300,878	59,888,735	0.6%
Other Securities		342,384,465	3.1%

TOTAL UNITED KINGDOM		1,585,852,859	15.1%

TOTAL COMMON STOCKS		10,186,002,001	96.7%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Volkswagen AG	489,153	62,612,238	0.6%
Other Securities		28,392,993	0.3%

TOTAL GERMANY		91,005,231	0.9%

TOTAL INVESTMENT SECURITIES (Cost $10,555,431,050)		10,277,007,232

		Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§ The DFA Short Term Investment Fund	41,765,646	482,852,631	4.6%

TOTAL INVESTMENTS—(100.0%) (Cost $11,038,476,605)		$10,759,859,863	102.2%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of October 31, 2022, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	842	12/16/22	$157,956,087	$163,474,300	$5,518,213

Total Futures Contracts			$157,956,087	$163,474,300	$5,518,213

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$816,795,707	—	$816,795,707
Austria	—	6,220,806	—	6,220,806
Belgium	—	58,799,281	—	58,799,281
Canada	$1,090,433,733	—	—	1,090,433,733
China	—	3,578,225	—	3,578,225
Denmark	—	201,804,976	—	201,804,976
Finland	5,856,638	107,933,257	—	113,789,895
France	—	1,095,283,146	—	1,095,283,146
Germany	14,207,408	580,348,027	—	594,555,435
Hong Kong	—	214,006,034	—	214,006,034
Ireland	26,386,842	20,183,967	—	46,570,809
Israel	11,032,764	53,775,826	—	64,808,590
Italy	24,863,308	189,045,465	—	213,908,773
Japan	13,905,475	1,985,493,115	—	1,999,398,590
Netherlands	26,051,464	378,977,661	—	405,029,125
New Zealand	—	23,565,859	—	23,565,859
Norway	—	101,097,179	—	101,097,179
Portugal	—	14,011,161	—	14,011,161
Singapore	—	118,180,815	—	118,180,815
Spain	6,210,086	192,652,607	—	198,862,693
Sweden	—	270,126,175	—	270,126,175
Switzerland	158,548,612	790,773,523	—	949,322,135
United Kingdom	766,554,481	819,298,378	—	1,585,852,859
Preferred Stocks
Germany	—	91,005,231	—	91,005,231
Securities Lending Collateral	—	482,852,631	—	482,852,631
Futures Contracts**	5,518,213	—	—	5,518,213

TOTAL	$2,149,569,024	$8,615,809,052	—	$10,765,378,076

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$60,456,006	2.4%

CONSUMER DISCRETIONARY — (14.4%)
Resorttrust, Inc.	521,964	8,033,803	0.3%
Other Securities		358,737,144	14.2%

TOTAL CONSUMER DISCRETIONARY		366,770,947	14.5%

CONSUMER STAPLES — (7.8%)
Milbon Co. Ltd.	164,552	6,785,094	0.3%
Nippon Suisan Kaisha Ltd.	1,893,700	6,745,679	0.3%
Pigeon Corp.	573,125	7,507,397	0.3%
Sapporo Holdings Ltd.	385,720	8,507,745	0.3%
Other Securities		168,517,053	6.6%

TOTAL CONSUMER STAPLES		198,062,968	7.8%

ENERGY — (0.7%)
Other Securities		19,204,938	0.8%

FINANCIALS — (8.8%)
Fuyo General Lease Co. Ltd.	114,800	6,380,157	0.3%
Hachijuni Bank Ltd.	1,994,500	6,360,770	0.3%
Hirogin Holdings, Inc.	1,534,800	6,331,737	0.3%
JAFCO Group Co. Ltd.	588,100	9,023,388	0.4%
Yamaguchi Financial Group, Inc.	1,237,672	6,517,904	0.3%
Other Securities		188,749,126	7.3%

TOTAL FINANCIALS		223,363,082	8.9%

HEALTH CARE — (5.0%)
H.U. Group Holdings, Inc.	348,800	6,492,843	0.3%
Nipro Corp.	839,500	6,328,382	0.3%
Ship Healthcare Holdings, Inc.	346,200	6,639,723	0.3%
Other Securities		108,331,555	4.2%

TOTAL HEALTH CARE		127,792,503	5.1%

INDUSTRIALS — (28.2%)
Daiseki Co. Ltd.	290,755	8,984,172	0.4%
DMG Mori Co. Ltd.	731,800	8,468,845	0.3%
Fujikura Ltd.	1,559,000	9,230,804	0.4%
Furukawa Electric Co. Ltd.	424,300	6,546,029	0.3%
# Hazama Ando Corp.	1,162,500	6,737,422	0.3%
Hitachi Zosen Corp.	1,041,679	6,005,282	0.2%
Inaba Denki Sangyo Co. Ltd.	322,900	6,027,512	0.2%
Mabuchi Motor Co. Ltd.	249,034	6,757,392	0.3%
Meitec Corp.	484,000	8,152,392	0.3%
Nagase & Co. Ltd.	584,600	7,964,771	0.3%
# Nishimatsu Construction Co. Ltd.	313,800	7,640,054	0.3%
Nisshinbo Holdings, Inc.	911,180	6,316,101	0.3%
OSG Corp.	526,900	6,698,620	0.3%
Penta-Ocean Construction Co. Ltd.	1,589,800	7,906,395	0.3%
Ushio, Inc.	622,400	6,463,241	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Other Securities		$610,194,505	24.1%

TOTAL INDUSTRIALS		720,093,537	28.6%

INFORMATION TECHNOLOGY — (15.3%)
Alps Alpine Co. Ltd.	788,800	6,776,241	0.3%
Anritsu Corp.	849,300	8,548,093	0.3%
Citizen Watch Co. Ltd.	1,669,800	7,012,673	0.3%
Daiwabo Holdings Co. Ltd.	581,600	7,504,581	0.3%
Dexerials Corp.	345,400	8,044,653	0.3%
DTS Corp.	254,000	6,038,755	0.2%
Konica Minolta, Inc.	2,014,100	6,136,873	0.3%
Macnica Holdings, Inc.	335,450	6,709,361	0.3%
Maruwa Co. Ltd.	57,700	6,779,271	0.3%
NET One Systems Co. Ltd.	383,900	7,884,792	0.3%
NSD Co. Ltd.	489,360	8,362,456	0.3%
Tokyo Seimitsu Co. Ltd.	248,700	7,479,548	0.3%
Topcon Corp.	676,700	7,401,971	0.3%
Ulvac, Inc.	225,700	8,897,322	0.4%
Other Securities		285,987,560	11.2%

TOTAL INFORMATION TECHNOLOGY		389,564,150	15.4%

MATERIALS — (12.1%)
ADEKA Corp.	508,800	7,606,774	0.3%
Asahi Holdings, Inc.	472,200	6,022,117	0.2%
Daicel Corp.	1,608,100	9,175,525	0.4%
Kureha Corp.	103,950	6,674,583	0.3%
Mitsui Mining & Smelting Co. Ltd.	366,200	7,396,353	0.3%
Tokai Carbon Co. Ltd.	1,004,500	6,555,281	0.3%
UBE Corp.	611,100	7,881,843	0.3%
Other Securities		257,679,027	10.2%

TOTAL MATERIALS.		308,991,503	12.3%

REAL ESTATE — (1.4%)
Other Securities		36,414,839	1.4%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	684,000	9,936,468	0.4%
Other Securities		32,350,517	1.3%

TOTAL UTILITIES		42,286,985	1.7%

TOTAL COMMON STOCKS (Cost $2,854,128,543)		2,493,001,458	98.9%

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	4,804,517	55,545,021	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $2,909,692,756)		$2,548,546,479	101.1%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$60,456,006	—	$60,456,006
Consumer Discretionary	—	366,770,947	—	366,770,947
Consumer Staples	—	198,062,968	—	198,062,968
Energy	—	19,204,938	—	19,204,938
Financials	$2,856,753	220,506,329	—	223,363,082
Health Care	—	127,792,503	—	127,792,503
Industrials	—	720,093,537	—	720,093,537
Information Technology	—	389,564,150	—	389,564,150
Materials	—	308,991,503	—	308,991,503
Real Estate	—	36,414,839	—	36,414,839
Utilities	—	42,286,985	—	42,286,985
Securities Lending Collateral	—	55,545,021	—	55,545,021

TOTAL	$2,856,753	$2,545,689,726	—	$2,548,546,479

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
AUSTRALIA — (64.4%)
*	AMP Ltd.	12,919,775	$10,418,866	0.9%
#	Ansell Ltd.	667,221	12,045,403	1.0%
#	ARB Corp. Ltd.	515,315	9,567,925	0.8%
	AUB Group Ltd.	762,060	10,083,242	0.9%
	Bapcor Ltd.	2,227,045	9,417,379	0.8%
	Beach Energy Ltd.	8,737,409	8,934,529	0.8%
#	Breville Group Ltd.	652,020	8,261,901	0.7%
	Brickworks Ltd.	469,394	6,646,000	0.6%
#	Corporate Travel Management Ltd.	706,149	7,883,899	0.7%
	CSR Ltd.	3,109,441	9,211,011	0.8%
	Downer EDI Ltd.	3,274,403	9,410,422	0.8%
	Eagers Automotive Ltd.	941,185	7,461,464	0.6%
	Elders Ltd.	1,009,369	8,415,415	0.7%
#*	Flight Centre Travel Group Ltd.	718,191	7,643,947	0.6%
#	Gold Road Resources Ltd.	7,605,514	6,572,387	0.6%
	GrainCorp Ltd., Class A	1,517,016	8,155,207	0.7%
	Healius Ltd.	3,665,521	8,029,741	0.7%
	HUB24 Ltd.	461,678	7,485,853	0.6%
#	Insignia Financial Ltd.	4,120,661	8,306,842	0.7%
	IPH Ltd.	1,331,405	8,467,477	0.7%
	IRESS Ltd.	1,215,703	7,890,780	0.7%
	Lifestyle Communities Ltd.	578,173	6,490,474	0.5%
	Metcash Ltd.	2,899,744	7,612,203	0.6%
#	New Hope Corp. Ltd.	2,341,365	8,505,399	0.7%
	nib holdings Ltd.	2,992,914	12,806,819	1.1%
	Nufarm Ltd.	2,098,872	7,480,120	0.6%
#*	Omni Bridgeway Ltd.	2,355,720	6,782,068	0.6%
	Orora Ltd.	5,992,474	11,628,555	1.0%
#*	Paladin Energy Ltd.	16,033,988	8,680,653	0.7%
#	Pendal Group Ltd.	2,058,779	6,466,738	0.5%
#	Perseus Mining Ltd.	8,114,950	9,451,479	0.8%
	Premier Investments Ltd.	410,666	6,576,580	0.6%
	Reliance Worldwide Corp. Ltd.	4,255,179	8,742,677	0.7%
	Sims Ltd.	1,106,977	8,654,727	0.7%
*	Star Entertainment Group Ltd.	5,751,661	10,819,618	0.9%
#	Super Retail Group Ltd.	1,057,351	6,952,302	0.6%
#*	Syrah Resources Ltd.	4,792,786	7,321,076	0.6%
	Technology One Ltd.	1,296,361	9,972,913	0.8%
Ω	Viva Energy Group Ltd.	3,776,327	6,854,919	0.6%
#*	Webjet Ltd.	2,329,981	7,868,307	0.7%
	Whitehaven Coal Ltd.	3,623,702	21,049,343	1.8%
	Other Securities		417,169,018	34.7%

TOTAL AUSTRALIA			778,195,678	65.2%

CHINA — (0.1%)
	Other Securities		1,050,669	0.1%

HONG KONG — (18.7%)
	ASMPT Ltd.	1,590,200	8,746,899	0.7%
	Kerry Logistics Network Ltd.	4,063,500	6,450,213	0.6%
	Luk Fook Holdings International Ltd.	3,509,000	7,622,920	0.6%
	VTech Holdings Ltd.	1,292,000	6,877,585	0.6%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$195,738,785	16.4%

TOTAL HONG KONG		225,436,402	18.9%

NEW ZEALAND — (4.6%)
Chorus Ltd.	2,451,723	11,836,205	1.0%
* SKYCITY Entertainment Group Ltd.	4,246,632	7,159,611	0.6%
Other Securities		35,984,180	3.0%

TOTAL NEW ZEALAND		54,979,996	4.6%

SINGAPORE — (10.8%)
ComfortDelGro Corp. Ltd.	9,120,200	8,187,132	0.7%
Golden Agri-Resources Ltd.	31,541,800	6,467,918	0.5%
Keppel Infrastructure Trust	18,468,846	6,911,022	0.6%
Other Securities		109,293,171	9.1%

TOTAL SINGAPORE		130,859,243	10.9%

TOTAL COMMON STOCKS		1,190,521,988	99.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		21,319	0.0%

HONG KONG — (0.0%)
Other Security		5,255	0.0%

TOTAL RIGHTS/WARRANTS		26,574	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,539,796,503)		1,190,548,562

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	1,496,806	17,304,573	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,557,108,416)		$1,207,853,135	101.2%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$8,084	$777,796,648	$390,946		$778,195,678
China	—	1,050,669	—		1,050,669
Hong Kong	—	224,321,261	1,115,141		225,436,402
New Zealand	—	54,979,996	—		54,979,996
Singapore	637,539	129,841,227	380,477		130,859,243
Rights/Warrants
Australia	—	21,319	—		21,319
Hong Kong	—	5,255	—		5,255
Securities Lending Collateral	—	17,304,573	—		17,304,573

TOTAL	$645,623	$1,205,320,948	$1,886,564	^	$1,207,853,135

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.5%)
	COMMUNICATION SERVICES — (3.6%)
	Euromoney Institutional Investor PLC	592,842	$9,845,186	0.8%
	Other Securities		33,354,764	2.9%

	TOTAL COMMUNICATION SERVICES		43,199,950	3.7%

	CONSUMER DISCRETIONARY — (16.3%)
	Bellway PLC	429,828	9,141,218	0.8%
*	Frasers Group PLC	1,220,486	9,056,198	0.8%
	Games Workshop Group PLC	176,198	12,933,595	1.1%
	Greggs PLC	604,556	14,014,474	1.2%
	Inchcape PLC	2,415,336	20,604,988	1.8%
	Pets at Home Group PLC	3,042,980	10,061,388	0.9%
*	Playtech PLC	1,947,421	11,571,872	1.0%
#	Vistry Group PLC	1,228,992	8,503,987	0.7%
	Other Securities		98,610,384	8.4%

	TOTAL CONSUMER DISCRETIONARY		194,498,104	16.7%

	CONSUMER STAPLES — (7.0%)
	Britvic PLC	1,626,728	13,586,475	1.2%
	Cranswick PLC	365,093	12,464,969	1.1%
*	Marks & Spencer Group PLC	7,566,588	9,163,708	0.8%
	Tate & Lyle PLC	2,060,165	16,553,803	1.4%
	Other Securities		31,665,598	2.6%

	TOTAL CONSUMER STAPLES		83,434,553	7.1%

	ENERGY — (4.2%)
*	Capricorn Energy PLC	4,040,365	11,477,115	1.0%
	Other Securities		38,574,608	3.3%

	TOTAL ENERGY		50,051,723	4.3%

	FINANCIALS — (18.4%)
	Beazley PLC	3,081,626	22,100,836	1.9%
	Close Brothers Group PLC	898,617	10,123,897	0.9%
	Hiscox Ltd.	1,420,362	14,632,152	1.2%
	Lancashire Holdings Ltd.	1,670,143	9,478,286	0.8%
	Man Group PLC	7,662,342	19,060,892	1.6%
	OSB Group PLC	2,135,454	10,176,648	0.9%
	Paragon Banking Group PLC	1,934,045	9,462,355	0.8%
	Plus500 Ltd.	525,338	10,868,092	0.9%
Ω	Quilter PLC	8,070,566	8,945,685	0.8%
	TP ICAP Group PLC	4,137,686	8,726,393	0.7%
	Virgin Money UK PLC	6,368,888	9,926,426	0.8%
	Other Securities		86,017,639	7.5%

	TOTAL FINANCIALS		219,519,301	18.8%

	HEALTH CARE — (4.9%)
	CVS Group PLC	413,530	8,938,783	0.8%
	Indivior PLC	771,895	14,621,023	1.2%
#	Mediclinic International PLC	2,400,508	13,655,822	1.2%
	Other Securities		20,957,862	1.8%

	TOTAL HEALTH CARE		58,173,490	5.0%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (22.3%)
* Babcock International Group PLC	2,860,700	$9,035,971	0.8%
Balfour Beatty PLC	3,610,310	12,369,652	1.1%
Diploma PLC	427,629	12,162,994	1.0%
Grafton Group PLC	1,499,770	11,874,058	1.0%
Hays PLC	9,235,636	11,644,369	1.0%
Pagegroup PLC	1,968,311	9,493,890	0.8%
QinetiQ Group PLC	3,269,929	13,478,205	1.2%
Rotork PLC	4,427,553	12,977,500	1.1%
Serco Group PLC	5,072,076	9,486,190	0.8%
Travis Perkins PLC	1,187,192	11,189,269	1.0%
Other Securities		151,227,680	12.9%

TOTAL INDUSTRIALS		264,939,778	22.7%

INFORMATION TECHNOLOGY — (8.5%)
Computacenter PLC	501,179	10,398,774	0.9%
Micro Focus International PLC	1,571,570	9,370,682	0.8%
Softcat PLC	677,739	8,707,891	0.7%
Spectris PLC	462,131	16,016,986	1.4%
Spirent Communications PLC	4,065,908	12,069,222	1.0%
Other Securities		44,097,451	3.8%

TOTAL INFORMATION TECHNOLOGY		100,661,006	8.6%

MATERIALS — (5.1%)
Victrex PLC	545,312	10,356,993	0.9%
Other Securities		50,618,342	4.3%

TOTAL MATERIALS		60,975,335	5.2%

REAL ESTATE — (3.0%)
Grainger PLC	4,237,552	11,018,013	0.9%
Savills PLC	965,499	9,122,034	0.8%
Other Securities		15,177,252	1.3%

TOTAL REAL ESTATE		35,317,299	3.0%

UTILITIES — (4.2%)
Centrica PLC	12,351,821	10,853,682	0.9%
Drax Group PLC	2,494,304	14,895,027	1.3%
Pennon Group PLC	1,360,703	13,075,947	1.1%
Telecom Plus PLC	427,882	10,401,875	0.9%
Other Security		539,940	0.1%

TOTAL UTILITIES		49,766,471	4.3%

TOTAL COMMON STOCKS (Cost $1,400,292,665)		1,160,537,010	99.4%

		Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	2,548,908	29,467,920	2.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,429,768,069)		$1,190,004,930	101.9%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$23,016	$43,176,934	—		$43,199,950
Consumer Discretionary	—	194,388,958	$109,146		194,498,104
Consumer Staples	—	83,434,553	—		83,434,553
Energy	—	50,051,723	—		50,051,723
Financials	—	219,518,781	520		219,519,301
Health Care	—	58,167,401	6,089		58,173,490
Industrials	160,252	264,779,526	—		264,939,778
Information Technology	—	100,661,006	—		100,661,006
Materials	—	60,975,335	—		60,975,335
Real Estate	—	35,317,299	—		35,317,299
Utilities	—	49,766,471	—		49,766,471
Securities Lending Collateral	—	29,467,920	—		29,467,920

TOTAL	$183,268	$1,189,705,907	$115,755	^	$1,190,004,930

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (93.7%)
	AUSTRIA — (3.1%)
	ANDRITZ AG	444,373	$20,652,912	0.5%
Ω	BAWAG Group AG	344,403	16,626,330	0.4%
	Other Securities		104,285,328	2.4%

	TOTAL AUSTRIA		141,564,570	3.3%

	BELGIUM — (4.4%)
	Ackermans & van Haaren NV	172,739	24,066,242	0.6%
	D’ieteren Group	122,666	20,415,062	0.5%
	Euronav NV	1,306,429	22,776,000	0.5%
	Other Securities		132,956,790	3.0%

	TOTAL BELGIUM		200,214,094	4.6%

	DENMARK — (6.2%)
#*	ISS AS	927,711	17,037,438	0.4%
*	Jyske Bank AS	445,581	24,047,629	0.6%
	Ringkjoebing Landbobank AS	197,936	21,527,994	0.5%
	Royal Unibrew AS	312,072	17,826,861	0.4%
	Topdanmark AS	367,737	16,972,205	0.4%
	Other Securities		187,427,684	4.2%

	TOTAL DENMARK		284,839,811	6.5%

	FINLAND — (5.3%)
	Huhtamaki Oyj	643,085	23,112,067	0.5%
	Orion Oyj, Class B	676,382	31,125,885	0.7%
	Valmet Oyj	1,002,259	22,794,608	0.5%
	Other Securities		164,215,005	3.8%

	TOTAL FINLAND		241,247,565	5.5%

	FRANCE — (10.4%)
	Gaztransport Et Technigaz SA	161,171	18,750,394	0.4%
	Nexans SA	198,522	18,537,701	0.4%
	Rexel SA	1,687,054	30,105,974	0.7%
*	SOITEC	136,660	17,498,496	0.4%
	SPIE SA	887,677	20,765,906	0.5%
	Other Securities		368,603,169	8.5%

	TOTAL FRANCE		474,261,640	10.9%

	GERMANY — (13.4%)
*	Aareal Bank AG	523,741	16,561,936	0.4%
	Aurubis AG	287,683	18,152,871	0.4%
	Freenet AG	962,168	18,912,546	0.4%
	Hugo Boss AG	426,713	19,653,270	0.5%
	K&S AG	1,269,799	28,035,878	0.7%
	Lanxess AG	577,941	19,544,674	0.5%
	Rheinmetall AG	186,043	30,241,593	0.7%
	Other Securities		460,058,281	10.5%

	TOTAL GERMANY		611,161,049	14.1%

	IRELAND — (1.5%)
	Bank of Ireland Group PLC	5,945,531	42,811,519	1.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (Continued)
	Other Securities		$24,848,912	0.6%

	TOTAL IRELAND		67,660,431	1.6%

	ISRAEL — (3.6%)
	Other Securities		162,740,149	3.7%

	ITALY — (8.4%)
	Banco BPM SpA	10,252,032	31,017,683	0.7%
	Italgas SpA	3,535,826	18,217,452	0.4%
	Leonardo SpA	2,965,480	23,824,938	0.6%
	Other Securities		310,831,433	7.1%

	TOTAL ITALY		383,891,506	8.8%

	NETHERLANDS — (5.6%)
	Aalberts NV	686,131	23,803,028	0.6%
	Arcadis NV	533,103	18,091,946	0.4%
	ASR Nederland NV	672,922	29,630,688	0.7%
	BE Semiconductor Industries NV	405,420	20,662,135	0.5%
#	OCI NV	554,235	21,198,317	0.5%
Ω	Signify NV	711,679	19,717,182	0.5%
	Other Securities		123,236,655	2.7%

	TOTAL NETHERLANDS		256,339,951	5.9%

	NORWAY — (2.4%)
	Other Securities		111,438,926	2.6%

	PORTUGAL — (1.0%)
	Other Securities		43,915,237	1.0%

	SPAIN — (5.7%)
	Banco de Sabadell SA	36,362,876	28,610,453	0.7%
	Bankinter SA	4,326,671	26,171,851	0.6%
#	Enagas SA	1,457,648	23,663,312	0.5%
	Other Securities		184,347,363	4.2%

	TOTAL SPAIN		262,792,979	6.0%

	SWEDEN — (5.9%)
	Other Securities		270,528,558	6.2%

	SWITZERLAND — (16.5%)
	Allreal Holding AG	125,251	17,941,765	0.4%
	Belimo Holding AG	65,574	26,708,771	0.6%
	BKW AG	163,805	19,109,935	0.4%
	Bucher Industries AG	54,335	18,319,886	0.4%
	Clariant AG	1,125,574	18,088,884	0.4%
	DKSH Holding AG	235,948	17,021,421	0.4%
*	Flughafen Zurich AG	147,702	22,913,924	0.5%
	Georg Fischer AG	630,511	34,920,705	0.8%
	Helvetia Holding AG	266,750	26,488,894	0.6%
	PSP Swiss Property AG	340,600	36,386,222	0.8%
	Siegfried Holding AG	32,909	19,590,005	0.5%
Ω	VAT Group AG	114,674	26,180,212	0.6%
	Other Securities		470,666,378	11.0%

	TOTAL SWITZERLAND		754,337,002	17.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.3%)
Other Securities		$12,849,060	0.3%

TOTAL COMMON STOCKS		4,279,782,528	98.4%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		33,294,751	0.8%

TOTAL INVESTMENT SECURITIES (Cost $4,398,989,975)		4,313,077,279

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	22,188,427	256,520,399	5.9%

TOTAL INVESTMENTS—(100.0%) (Cost $4,655,611,905)		$4,569,597,678	105.1%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

		Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Austria	$376,173	$141,188,397	—		$141,564,570
Belgium	792,151	199,421,943	—		200,214,094
Denmark	—	284,839,811	—		284,839,811
Finland	—	241,247,565	—		241,247,565
France	127,704	474,099,006	$34,930		474,261,640
Germany	—	611,161,049	—		611,161,049
Ireland	—	67,660,431	—		67,660,431
Israel	585,758	162,154,391	—		162,740,149
Italy	—	383,891,506	—		383,891,506
Netherlands	—	256,339,951	—		256,339,951
Norway	239,412	111,199,514	—		111,438,926
Portugal	—	43,915,237	—		43,915,237
Spain	—	262,792,979	—		262,792,979
Sweden	704,204	269,824,354	—		270,528,558
Switzerland	—	754,337,002	—		754,337,002
United States	5,487,656	7,361,404	—		12,849,060
Preferred Stocks
Germany	—	33,294,751	—		33,294,751
Securities Lending Collateral	—	256,520,399	—		256,520,399

TOTAL	$8,313,058	$4,561,249,690	$34,930	^	$4,569,597,678

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (85.9%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$15,273,446	1.2%

CONSUMER DISCRETIONARY — (4.7%)
#*	Aritzia, Inc.	461,040	17,881,861	1.5%
	Linamar Corp.	255,634	10,941,402	0.9%
	Other Securities		38,001,319	3.1%

TOTAL CONSUMER DISCRETIONARY			66,824,582	5.5%

CONSUMER STAPLES — (4.2%)
#	North West Co., Inc.	291,156	7,576,232	0.6%
#	Premium Brands Holdings Corp.	227,466	13,419,050	1.1%
	Primo Water Corp.	93,425	1,363,071	0.1%
	Primo Water Corp.	799,922	11,661,064	1.0%
	Other Securities		25,055,883	2.1%

TOTAL CONSUMER STAPLES			59,075,300	4.9%

ENERGY — (24.7%)
*	Advantage Energy Ltd.	1,194,867	9,033,751	0.7%
*	Baytex Energy Corp.	2,341,875	12,720,575	1.0%
#	Birchcliff Energy Ltd.	1,610,417	12,518,307	1.0%
#	Crescent Point Energy Corp.	2,943,000	23,006,533	1.9%
#	Crescent Point Energy Corp.	346,792	2,715,381	0.2%
#	Enerplus Corp.	1,294,755	22,448,059	1.9%
	Enerplus Corp.	28,353	490,790	0.0%
#	Freehold Royalties Ltd.	652,441	8,117,499	0.7%
#	Gibson Energy, Inc.	899,205	15,345,922	1.3%
#*	MEG Energy Corp.	2,167,763	32,412,620	2.7%
*	NuVista Energy Ltd.	1,111,528	11,022,676	0.9%
#	Paramount Resources Ltd., Class A	405,621	8,592,673	0.7%
	Parex Resources, Inc.	774,607	11,815,124	1.0%
	Parkland Corp.	836,660	16,913,140	1.4%
#	Peyto Exploration & Development Corp.	965,837	9,017,834	0.7%
#	PrairieSky Royalty Ltd.	1,182,767	18,370,720	1.5%
	Secure Energy Services, Inc.	1,849,956	9,709,094	0.8%
#	Vermilion Energy, Inc.	716,524	16,719,858	1.4%
	Vermilion Energy, Inc.	233,451	5,441,743	0.5%
#	Whitecap Resources, Inc.	2,696,209	20,899,159	1.7%
	Other Securities		81,074,025	6.7%

TOTAL ENERGY			348,385,483	28.7%

FINANCIALS — (8.0%)
#	Canadian Western Bank	498,863	8,678,426	0.7%
#	CI Financial Corp.	1,010,158	10,113,814	0.8%
	Element Fleet Management Corp.	2,180,348	29,047,834	2.4%
#	Laurentian Bank of Canada	370,975	8,278,078	0.7%
	Other Securities		56,710,772	4.7%

TOTAL FINANCIALS			112,828,924	9.3%

HEALTH CARE — (1.3%)
	Other Securities		18,737,939	1.5%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (9.4%)
*	ATS Automation Tooling Systems, Inc.	416,536	$13,177,745	1.1%
#*	Bombardier, Inc., Class A	13,989	415,455	0.0%
#*	Bombardier, Inc., Class B	435,248	12,782,522	1.1%
#	Boyd Group Services, Inc.	87,102	12,394,461	1.0%
	Finning International, Inc.	809,489	17,213,562	1.4%
	Richelieu Hardware Ltd.	316,493	8,495,724	0.7%
#	Russel Metals, Inc.	345,023	7,146,878	0.6%
#	SNC-Lavalin Group, Inc.	888,433	15,383,811	1.3%
	Other Securities		46,315,708	3.8%

TOTAL INDUSTRIALS			133,325,866	11.0%

INFORMATION TECHNOLOGY — (2.8%)
	Other Securities		39,577,541	3.2%

MATERIALS — (20.5%)
	Alamos Gold, Inc., Class A	2,191,494	17,292,586	1.4%
	Alamos Gold, Inc., Class A	23,683	186,859	0.0%
	B2Gold Corp.	523,630	1,598,929	0.1%
	B2Gold Corp.	4,206,445	12,913,786	1.1%
	Lundin Mining Corp.	1,333,672	6,989,700	0.6%
#	Methanex Corp.	214,217	7,476,800	0.6%
#	Methanex Corp.	126,782	4,423,424	0.4%
	Pan American Silver Corp.	30,283	483,470	0.0%
#	Pan American Silver Corp.	807,720	12,907,366	1.1%
#	SSR Mining, Inc.	847,686	11,672,908	1.0%
	SSR Mining, Inc.	262,936	3,628,517	0.3%
#	Stella-Jones, Inc.	312,231	9,403,485	0.8%
	Turquoise Hill Resources Ltd.	237,010	6,662,351	0.6%
#*	Turquoise Hill Resources Ltd.	259,936	7,319,089	0.6%
#	Yamana Gold, Inc.	3,875,378	17,010,871	1.4%
	Yamana Gold, Inc.	588,814	2,579,005	0.2%
	Other Securities		166,659,300	13.6%

TOTAL MATERIALS			289,208,446	23.8%

REAL ESTATE — (2.3%)
#	Altus Group Ltd.	244,093	8,673,647	0.7%
#	Tricon Residential, Inc.	1,203,306	10,139,797	0.8%
	Tricon Residential, Inc.	103,827	875,262	0.1%
	Other Securities		12,011,086	1.0%

TOTAL REAL ESTATE			31,699,792	2.6%

UTILITIES — (6.9%)
	Atco Ltd., Class I	397,742	12,349,607	1.0%
	Boralex, Inc., Class A	499,461	14,162,424	1.2%
#	Brookfield Infrastructure Corp., Class A	205,538	8,868,171	0.7%
	Capital Power Corp.	724,520	24,250,825	2.0%
#	Innergex Renewable Energy, Inc.	748,951	8,246,239	0.7%
	TransAlta Corp.	1,758,255	15,487,254	1.3%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
Other Securities			$14,633,883	1.2%

TOTAL UTILITIES			97,998,403	8.1%

TOTAL COMMON STOCKS (Cost $1,129,103,652)			1,212,935,722	99.8%

TOTAL RIGHTS/WARRANTS (Cost $)			0	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,129,103,652)			1,212,935,722

			Value†
SECURITIES LENDING COLLATERAL — (14.1%)
@ §	The DFA Short Term Investment Fund	17,275,482	199,721,843	16.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,328,909,530)			$1,412,657,565	116.3%

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,643,215	$3,630,231	—	$15,273,446
Consumer Discretionary	66,824,582	—	—	66,824,582
Consumer Staples	59,075,300	—	—	59,075,300
Energy	348,385,483	—	—	348,385,483
Financials	112,828,924	—	—	112,828,924
Health Care	18,723,050	14,889	—	18,737,939
Industrials	133,325,866	—	—	133,325,866
Information Technology	39,577,541	—	—	39,577,541
Materials	289,169,935	38,511	—	289,208,446
Real Estate	31,699,792	—	—	31,699,792
Utilities	97,998,403	—	—	97,998,403
Securities Lending Collateral	—	199,721,843	—	199,721,843

TOTAL	$1,209,252,091	$203,405,474	—	$1,412,657,565

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (96.1%)
	BRAZIL — (4.5%)
	Petroleo Brasileiro SA	2,733,556	$17,601,021	0.4%
	Petroleo Brasileiro SA, Sponsored ADR	511,889	5,891,842	0.1%
	Petroleo Brasileiro SA, Sponsored ADR	227,883	2,921,460	0.1%
	Vale SA	2,364,713	30,731,421	0.8%
	Other Securities		124,887,653	3.2%

	TOTAL BRAZIL		182,033,397	4.6%

	CHILE — (0.5%)
	Other Securities		21,724,736	0.5%

	CHINA — (23.4%)
*	Alibaba Group Holding Ltd.	714,100	5,552,061	0.2%
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	53,144,932	1.4%
*	Baidu, Inc., Class A	1,268,100	12,157,268	0.3%
	Bank of China Ltd., Class H	43,912,181	14,143,111	0.4%
	China Construction Bank Corp., Class H	59,766,590	31,717,427	0.8%
	China Resources Land Ltd.	4,798,666	15,013,985	0.4%
	CSPC Pharmaceutical Group Ltd.	11,629,200	11,945,066	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	13,361,085	0.4%
	Lenovo Group Ltd.	13,043,278	10,424,287	0.3%
*Ω	Meituan, Class B	1,133,000	18,139,936	0.5%
#	NetEase, Inc., ADR	193,704	10,773,816	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	3,693,500	14,786,523	0.4%
	Tencent Holdings Ltd.	3,556,400	93,450,715	2.4%
#*Ω	Xiaomi Corp., Class B	12,403,400	13,929,917	0.4%
#	Yum China Holdings, Inc.	363,986	15,050,821	0.4%
	Other Securities		618,214,698	14.9%

	TOTAL CHINA		951,805,648	23.8%

	COLOMBIA — (0.1%)
	Other Securities		5,030,142	0.1%

	CZECH REPUBLIC — (0.2%)
	Other Securities		7,199,868	0.2%

	EGYPT — (0.0%)
	Other Securities		1,920,708	0.1%

	GREECE — (0.3%)
	Other Securities		13,238,603	0.3%

	HUNGARY — (0.2%)
	Other Securities		8,953,846	0.2%

	INDIA — (18.0%)
	Axis Bank Ltd.	1,721,283	18,876,411	0.5%
	Bajaj Finance Ltd.	131,798	11,395,650	0.3%
	Bharti Airtel Ltd.	1,493,167	15,016,466	0.4%
	HDFC Bank Ltd.	1,512,827	27,440,778	0.7%
	Hindalco Industries Ltd.	2,222,008	10,881,758	0.3%
	Hindustan Unilever Ltd.	440,646	13,635,504	0.3%
	Housing Development Finance Corp. Ltd.	698,934	20,898,952	0.5%
	ICICI Bank Ltd.	1,390,129	15,285,795	0.4%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
# ICICI Bank Ltd., Sponsored ADR	649,989	$14,325,747	0.4%
Infosys Ltd.	1,779,532	33,201,533	0.8%
# Infosys Ltd., Sponsored ADR	500,328	9,371,143	0.2%
JSW Steel Ltd.	1,422,439	11,597,295	0.3%
Mahindra & Mahindra Ltd.	905,189	14,787,857	0.4%
Reliance Industries Ltd.	1,374,995	42,364,653	1.1%
Tata Consultancy Services Ltd.	572,990	22,023,536	0.6%
* Tata Motors Ltd.	2,234,196	11,170,004	0.3%
Tata Steel Ltd.	11,675,250	14,256,387	0.4%
Other Securities		425,896,974	10.5%

TOTAL INDIA		732,426,443	18.4%

INDONESIA — (2.4%)
Bank Central Asia Tbk PT	30,668,300	17,336,096	0.4%
Other Securities		80,236,504	2.0%

TOTAL INDONESIA		97,572,600	2.4%

MALAYSIA — (1.7%)
Other Securities		70,536,471	1.8%

MEXICO — (2.6%)
America Movil SAB de CV	17,462,580	16,481,615	0.4%
Grupo Financiero Banorte SAB de CV, Class O	1,806,062	14,702,455	0.4%
Other Securities		72,766,011	1.8%

TOTAL MEXICO		103,950,081	2.6%

PERU — (0.2%)
Other Securities		6,210,439	0.2%

PHILIPPINES — (0.8%)
Other Securities		31,534,552	0.8%

POLAND — (0.6%)
Other Securities		25,584,214	0.6%

QATAR — (1.0%)
Qatar National Bank QPSC	2,505,254	13,717,886	0.3%
Other Securities		28,854,876	0.8%

TOTAL QATAR		42,572,762	1.1%

SAUDI ARABIA — (4.7%)
* Al Rajhi Bank	1,085,108	24,605,766	0.6%
* Saudi Arabian Mining Co.	512,286	11,402,576	0.3%
Saudi National Bank	945,913	14,950,375	0.4%
Saudi Telecom Co.	1,007,500	10,824,373	0.3%
Other Securities		131,529,877	3.2%

TOTAL SAUDI ARABIA		193,312,967	4.8%

SOUTH AFRICA — (3.5%)
MTN Group Ltd.	1,570,195	11,097,278	0.3%
Other Securities		129,896,408	3.2%

TOTAL SOUTH AFRICA		140,993,686	3.5%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (11.7%)
KB Financial Group, Inc.	309,585	$10,417,236	0.3%
Samsung Electronics Co. Ltd.	3,140,501	130,707,098	3.3%
SK Hynix, Inc.	384,714	22,271,674	0.6%
Other Securities		310,821,368	7.7%

TOTAL SOUTH KOREA		474,217,376	11.9%

TAIWAN — (15.0%)
Hon Hai Precision Industry Co. Ltd.	5,794,322	18,403,209	0.5%
# MediaTek, Inc.	799,995	14,582,464	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	161,299,590	4.0%
Other Securities		415,194,442	10.4%

TOTAL TAIWAN		609,479,705	15.3%

THAILAND — (2.5%)
Other Securities		100,451,044	2.5%

TURKEY — (0.7%)
Other Securities		28,045,003	0.7%

UNITED ARAB EMIRATES — (1.5%)
Emirates Telecommunications Group Co. PJSC	1,754,520	12,330,867	0.3%
Other Securities		50,250,860	1.3%

TOTAL UNITED ARAB EMIRATES		62,581,727	1.6%

UNITED STATES — (0.0%)
Other Security		1,338,052	0.0%

TOTAL COMMON STOCKS		3,912,714,070	98.0%

PREFERRED STOCKS — (1.3%)
BRAZIL — (1.2%)
Itau Unibanco Holding SA	2,317,176	13,637,044	0.4%
Petroleo Brasileiro SA	2,952,047	17,036,206	0.4%
Other Securities		18,830,811	0.5%

TOTAL BRAZIL		49,504,061	1.3%

CHILE — (0.0%)
Other Security		753,310	0.0%

COLOMBIA — (0.1%)
Other Securities		762,616	0.0%

SOUTH KOREA — (0.0%)
Other Security		39,130	0.0%

TAIWAN — (0.0%)
Other Security		276,224	0.0%

TOTAL PREFERRED STOCKS		51,335,341	1.3%

RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
Other Security		16,218	0.0%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$39,126	0.0%

TAIWAN — (0.0%)
Other Security		59,429	0.0%

TOTAL RIGHTS/WARRANTS		114,773	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,031,692,639)		3,964,164,184

		Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§ The DFA Short Term Investment Fund	9,232,721	106,739,492	2.7%

TOTAL INVESTMENTS—(100.0%) (Cost $3,138,466,170)		$4,070,903,676	102.0%

As of October 31, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	644	12/16/22	$29,866,714	$27,485,920	$(2,380,794)
S&P 500® Emini Index	73	12/16/22	13,941,096	14,172,950	231,854

Total Futures Contracts			$43,807,810	$41,658,870	$(2,148,940)

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$182,023,797	$9,600	—	$182,033,397
Chile	11,803,006	9,921,730	—	21,724,736
China	123,031,320	828,774,328	—	951,805,648
Colombia	4,717,484	312,658	—	5,030,142
Czech Republic	—	7,199,868	—	7,199,868
Egypt	1,962	1,918,746	—	1,920,708
Greece	10,252	13,217,128	$11,223	13,238,603
Hungary	—	8,953,846	—	8,953,846
India	31,593,723	700,832,720	—	732,426,443
Indonesia	—	97,572,600	—	97,572,600
Malaysia	—	70,536,471	—	70,536,471
Mexico	103,950,081	—	—	103,950,081
Peru	6,210,439	—	—	6,210,439
Philippines	548,996	30,985,556	—	31,534,552
Poland	—	25,584,214	—	25,584,214
Qatar	—	42,572,762	—	42,572,762
Saudi Arabia	—	193,312,967	—	193,312,967
South Africa	22,218,169	118,775,517	—	140,993,686
South Korea	4,855,920	469,361,456	—	474,217,376
Taiwan	4,177,320	605,295,946	6,439	609,479,705
Thailand	98,389,048	2,061,996	—	100,451,044

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	—	$28,045,003	—	$28,045,003
United Arab Emirates	—	62,581,727	—	62,581,727
United States	—	1,338,052	—	1,338,052
Preferred Stocks
Brazil	$49,504,061	—	—	49,504,061
Chile	—	753,310	—	753,310
Colombia	762,616	—	—	762,616
South Korea	—	39,130	—	39,130
Taiwan	—	276,224	—	276,224
Rights/Warrants
Malaysia	—	16,218	—	16,218
South Korea	—	39,126	—	39,126
Taiwan	—	59,429	—	59,429
Securities Lending Collateral	—	106,739,492	—	106,739,492
Futures Contracts**	(2,148,940)	—	—	(2,148,940)

TOTAL	$641,649,254	$3,427,087,820	$17,662^	$4,068,754,736

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.3%)
	BELGIUM — (0.0%)
	Other Security		$14,557	0.0%

	BRAZIL — (5.7%)
	TOTVS SA	1,646,258	10,568,178	0.3%
	Transmissora Alianca de Energia Eletrica SA	1,318,523	10,258,724	0.3%
	Other Securities		181,842,977	5.2%

TOTAL BRAZIL			202,669,879	5.8%

	CHILE — (0.6%)
	Other Securities		22,580,410	0.6%

	CHINA — (21.9%)
	BYD Electronic International Co. Ltd.	1,940,500	5,639,059	0.2%
	China Conch Venture Holdings Ltd.	4,615,500	6,807,382	0.2%
	China Medical System Holdings Ltd.	5,342,500	5,838,944	0.2%
	China Merchants Port Holdings Co. Ltd.	4,575,230	5,363,986	0.2%
	China Power International Development Ltd.	18,883,333	5,457,077	0.2%
	Chinasoft International Ltd.	9,542,000	6,322,273	0.2%
	Far East Horizon Ltd.	6,976,000	5,387,074	0.2%
	Hengan International Group Co. Ltd.	2,254,500	8,741,258	0.3%
#*	JinkoSolar Holding Co. Ltd., ADR	157,507	7,478,432	0.2%
	Kingboard Holdings Ltd.	2,624,421	6,478,798	0.2%
	Kingsoft Corp. Ltd.	3,307,600	10,015,883	0.3%
	Kunlun Energy Co. Ltd.	12,020,000	7,183,987	0.2%
	Minth Group Ltd.	2,963,000	5,842,632	0.2%
	Shandong Weigao Group Medical Polymer Co. Ltd.,
	Class H	6,050,400	8,336,151	0.3%
	Sinopharm Group Co. Ltd., Class H	3,677,200	6,976,059	0.2%
Ω	Yadea Group Holdings Ltd.	4,400,000	6,718,272	0.2%
	Other Securities		674,286,363	18.7%

TOTAL CHINA.			782,873,630	22.2%

	COLOMBIA — (0.1%)
	Other Securities		3,508,664	0.1%

	GREECE — (0.4%)
	Other Securities		12,870,333	0.4%

	HONG KONG — (0.0%)
	Other Securities		603,989	0.0%

	HUNGARY — (0.0%)
	Other Securities		1,366,524	0.0%

	INDIA — (19.2%)
	Adani Enterprises Ltd.	132,085	5,349,994	0.2%
*	Adani Power Ltd.	1,298,946	5,278,915	0.2%
*	Adani Transmission Ltd.	257,725	10,446,809	0.3%
	AIA Engineering Ltd.	176,351	5,759,750	0.2%
	Atul Ltd.	55,580	5,679,275	0.2%
	Crompton Greaves Consumer Electricals Ltd.	1,633,503	7,149,511	0.2%
	Federal Bank Ltd.	5,370,459	8,537,661	0.3%
*	Fortis Healthcare Ltd.	1,720,585	5,777,317	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDIA — (Continued)
	Gujarat Fluorochemicals Ltd.	132,935	$6,079,642	0.2%
	Indian Hotels Co. Ltd.	2,496,258	10,070,893	0.3%
	KPIT Technologies Ltd.	689,000	5,930,463	0.2%
	Persistent Systems Ltd.	209,899	9,370,830	0.3%
	Phoenix Mills Ltd.	331,488	5,729,067	0.2%
	Schaeffler India Ltd.	160,300	5,371,315	0.2%
	Supreme Industries Ltd.	209,572	5,492,082	0.2%
	Tata Elxsi Ltd.	72,466	6,148,163	0.2%
	Tube Investments of India Ltd.	410,776	13,507,760	0.4%
	Zee Entertainment Enterprises Ltd.	2,035,315	6,463,376	0.2%
	Other Securities		558,019,401	15.3%

TOTAL INDIA			686,162,224	19.5%

	INDONESIA — (2.4%)
	Other Securities		84,409,677	2.4%

	MALAYSIA — (1.6%)
	Other Securities		58,092,744	1.7%

	MEXICO — (3.1%)
Ω	Banco del Bajio SA	2,573,919	7,246,414	0.2%
	Grupo Comercial Chedraui SA de CV	1,754,925	7,093,925	0.2%
*	Grupo Simec SAB de CV, Class B	954,497	9,538,707	0.3%
*	Industrias CH SAB de CV, Class B	1,752,132	19,365,158	0.6%
	La Comer SAB de CV	3,003,626	5,518,194	0.2%
	Other Securities		63,096,833	1.7%

TOTAL MEXICO			111,859,231	3.2%

	PHILIPPINES — (1.0%)
	Other Securities		36,898,462	1.1%

	POLAND — (0.9%)
	Grupa Kety SA	54,943	5,668,090	0.2%
	Other Securities		26,522,826	0.7%

TOTAL POLAND			32,190,916	0.9%

	QATAR — (0.9%)
	Other Securities		31,471,396	0.9%

	SAUDI ARABIA — (3.9%)
*	Dar Al Arkan Real Estate Development Co.	1,798,980	6,436,392	0.2%
	Other Securities		132,119,560	3.7%

TOTAL SAUDI ARABIA			138,555,952	3.9%

	SOUTH AFRICA — (3.8%)
	Foschini Group Ltd.	907,837	5,675,989	0.2%
	Woolworths Holdings Ltd.	2,234,195	7,661,480	0.2%
	Other Securities		122,354,989	3.5%

TOTAL SOUTH AFRICA			135,692,458	3.9%

	SOUTH KOREA — (11.3%)
	Other Securities		402,710,105	11.4%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (15.7%)
TA Chen Stainless Pipe	4,850,504	$5,667,713	0.2%
Taichung Commercial Bank Co. Ltd.	15,973,893	6,212,649	0.2%
Other Securities		548,850,145	15.5%

TOTAL TAIWAN.		560,730,507	15.9%

THAILAND — (2.6%)
Other Securities		93,749,823	2.7%

TURKEY — (1.3%)
#* Sasa Polyester Sanayi AS	1,429,621	9,207,695	0.3%
Other Securities		37,953,231	1.0%

TOTAL TURKEY		47,160,926	1.3%

UNITED ARAB EMIRATES — (0.9%)
Abu Dhabi Islamic Bank PJSC	2,965,487	7,672,903	0.2%
Other Securities		25,577,712	0.7%

TOTAL UNITED ARAB EMIRATES		33,250,615	0.9%

TOTAL COMMON STOCKS		3,479,423,022	98.8%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
Unipar Carbocloro SA	265,449	5,487,809	0.2%
Other Securities		21,750,780	0.6%

TOTAL BRAZIL		27,238,589	0.8%

CHILE — (0.0%)
Other Securities		707,061	0.0%

COLOMBIA — (0.0%)
Other Security		51,644	0.0%

PHILIPPINES — (0.0%)
Other Security		400,488	0.0%

THAILAND — (0.1%)
Other Security		1,341,790	0.1%

TOTAL PREFERRED STOCKS		29,739,572	0.9%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		36,347	0.0%

INDIA — (0.0%)
Other Security		149,656	0.0%

INDONESIA — (0.0%)
Other Security		3,503	0.0%

MALAYSIA — (0.0%)
Other Security		26,642	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SAUDI ARABIA — (0.0%)
Other Security		$115,159	0.0%

SOUTH KOREA — (0.0%)
Other Securities		1,889	0.0%

TAIWAN — (0.0%)
Other Securities		22,016	0.0%

THAILAND — (0.0%)
Other Securities		591	0.0%

TOTAL RIGHTS/WARRANTS		355,803	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,641,873,380)		3,509,518,397

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	5,706,428	65,972,009	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $3,707,870,867)		$3,575,490,406	101.5%

As of October 31, 2022, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	572	12/16/22	$27,594,377	$24,412,960	$(3,181,417)

Total Futures Contracts			$27,594,377	$24,412,960	$(3,181,417)

Summary of the Series’ investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$14,557	—	$14,557
Brazil	$200,556,578	2,113,301	—	202,669,879
Chile	56,743	22,523,667	—	22,580,410
China	30,708,728	744,535,093	$7,629,809	782,873,630
Colombia	2,857,262	651,402	—	3,508,664
Greece	47,143	12,823,190	—	12,870,333
Hong Kong	—	603,989	—	603,989
Hungary	—	1,366,524	—	1,366,524
India	328,042	685,825,728	8,454	686,162,224
Indonesia	211,331	83,744,145	454,201	84,409,677
Malaysia	—	58,091,500	1,244	58,092,744
Mexico	105,709,485	6,131,488	18,258	111,859,231
Philippines	—	36,892,926	5,536	36,898,462
Poland	—	32,190,916	—	32,190,916
Qatar	—	31,471,396	—	31,471,396
Saudi Arabia	495,984	138,059,968	—	138,555,952

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Africa	$4,776,263	$130,916,195	—	$135,692,458
South Korea	30,295	400,895,469	$1,784,341	402,710,105
Taiwan	499,088	559,929,711	301,708	560,730,507
Thailand	91,364,773	2,379,782	5,268	93,749,823
Turkey	—	47,160,926	—	47,160,926
United Arab Emirates	—	33,250,615	—	33,250,615
Preferred Stocks
Brazil	27,142,205	96,384	—	27,238,589
Chile	—	707,061	—	707,061
Colombia	51,644	—	—	51,644
Philippines	—	400,488	—	400,488
Thailand	1,341,790	—	—	1,341,790
Rights/Warrants
Brazil	—	36,347	—	36,347
India	—	149,656	—	149,656
Indonesia	—	3,503	—	3,503
Malaysia	—	26,642	—	26,642
Saudi Arabia	—	115,159	—	115,159
South Korea	—	1,889	—	1,889
Taiwan	—	22,016	—	22,016
Thailand	—	591	—	591
Securities Lending Collateral	—	65,972,009	—	65,972,009
Futures Contracts**	(3,181,417)	—	—	(3,181,417)

TOTAL	$462,995,937	$3,099,104,233	$10,208,819^	$3,572,308,989

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $520,457, $134,496, $112,812 and $27,667 of securities on loan, respectively)	$10,277,007	$2,493,001	$1,190,549	$1,160,537
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $483,046, $55,564, $17,312 and $29,475,respectively)	482,853	55,545	17,305	29,468
Segregated Cash for Futures Contracts	8,420	—	—	—
Foreign Currencies at Value	128,438	174	1,718	1,035
Cash	37,517	975	210	8
Receivables:
Investment Securities Sold	5,068	4,450	126	1,867
Dividends, Interest and Tax Reclaims	77,741	23,051	1,315	5,013
Securities Lending Income	367	164	337	20
Unrealized Gain on Foreign Currency Contracts	—	4	5	—
Prepaid Expenses and Other Assets	1	—	—	—

Total Assets	11,017,412	2,577,364	1,211,565	1,197,948

LIABILITIES:
Payables:
Upon Return of Securities Loaned	486,408	56,630	17,192	29,920
Investment Securities Purchased	—	—	148	—
Due to Advisor	1,732	215	102	96
Futures Margin Variation	1,659	—	—	—
Accrued Expenses and Other Liabilities	480	176	102	85

Total Liabilities	490,279	57,021	17,544	30,101

NET ASSETS	$10,527,133	$2,520,343	$1,194,021	$1,167,847

Investment Securities at Cost	$10,555,431	$2,854,129	$1,539,797	$1,400,293

Foreign Currencies at Cost	$130,216	$175	$1,705	$1,040

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $232,134, $211,169, $181,828 and $272,505 of securities on loan, respectively)	$4,313,078	$1,212,936	$3,964,164	$3,509,518
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $256,622, $199,806, $106,774 and $65,997,respectively)	256,520	199,722	106,739	65,972
Segregated Cash for Futures Contracts	—	—	2,116	1,231
Foreign Currencies at Value	1,400	1,520	41,719	25,680
Cash	526	—	76,319	9,943
Receivables:
Investment Securities Sold	14,246	22,504	1,311	3,266
Dividends, Interest and Tax Reclaims	28,879	719	3,308	3,828
Securities Lending Income	375	166	353	1,123
Futures Margin Variation	—	—	529	—
Unrealized Gain on Foreign Currency Contracts	—	—	42	3
Prepaid Expenses and Other Assets	—	1	2	—

Total Assets	4,615,024	1,437,568	4,196,602	3,620,564

LIABILITIES:
Payables:
Due to Custodian	—	122	—	—
Upon Return of Securities Loaned	267,759	222,227	91,531	67,037
Investment Securities Purchased	—	—	74,714	1,675
Due to Advisor	354	100	341	615
Futures Margin Variation	—	—	—	58
Unrealized Loss on Foreign Currency Contracts	—	—	13	—
Deferred Taxes Payable	—	—	37,032	29,704
Accrued Expenses and Other Liabilities	348	59	543	556

Total Liabilities	268,461	222,508	204,174	99,645

NET ASSETS	$4,346,563	$1,215,060	$3,992,428	$3,520,919

Investment Securities at Cost	$4,398,990	$1,129,104	$3,031,693	$3,641,873

Foreign Currencies at Cost	$1,406	$1,516	$42,155	$25,839

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	The DFA International Value Series#	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $54,334, $8,447, $724 and $332, respectively)	$528,788	$76,219	$63,499	$63,674
Income from Securities Lending	4,573	1,562	4,162	102

Total Investment Income	533,361	77,781	67,661	63,776

Expenses
Investment Management Fees	23,325	2,900	1,555	1,523
Accounting & Transfer Agent Fees	2	—	4	—
Custodian Fees	1,012	419	272	106
Shareholders’ Reports	25	18	17	17
Directors’/Trustees’ Fees & Expenses	54	13	7	6
Professional Fees	275	39	19	20
Other	353	93	49	49

Total Expenses	25,046	3,482	1,923	1,721

Fees Paid Indirectly (Note C)	373	23	5	12

Net Expenses	24,673	3,459	1,918	1,709

Net Investment Income (Loss)	508,688	74,322	65,743	62,067

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	6,848	5,574	33,519	(4,763)
Affiliated Investment Companies Shares Sold	36	(8)	(10)	(3)
Futures	(16,735)	—	349	—
Foreign Currency Transactions	(13,407)	(5,554)	(731)	(1,687)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,198,406)	(862,888)	(565,107)	(665,322)
Affiliated Investment Companies Shares	(280)	(32)	(12)	(11)
Futures	2,503	—	—	—
Translation of Foreign Currency-Denominated Amounts	(4,633)	(284)	(8)	(66)

Net Realized and Unrealized Gain (Loss)	(2,224,074)	(863,192)	(532,000)	(671,852)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,715,386)	$(788,870)	$(466,257)	$(609,785)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $22,430, $5,523, $21,392 and $17,193, respectively)	$154,725	$39,740	$173,353	$125,202
Income from Securities Lending	5,905	1,683	4,430	16,583

Total Investment Income	160,630	41,423	177,783	141,785

Expenses
Investment Management Fees	5,401	1,333	5,202	8,948
Accounting & Transfer Agent Fees	8	7	—	—
Custodian Fees	1,013	76	2,474	2,145
Shareholders’ Reports	21	17	21	19
Directors’/Trustees’ Fees & Expenses	21	6	22	19
Professional Fees	144	14	131	237
Other	180	37	291	352

Total Expenses	6,788	1,490	8,141	11,720

Fees Paid Indirectly (Note C)	29	9	124	98

Net Expenses	6,759	1,481	8,017	11,622

Net Investment Income (Loss)	153,871	39,942	169,766	130,163

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	53,125	84,639	37,299	106,869
Affiliated Investment Companies Shares Sold	(59)	(66)	(29)	(18)
Futures	—	27	(15,196)	(6,942)
Foreign Currency Transactions	(2,690)	(101)	(2,541)	(2,550)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,054,707)	(295,189)	(1,639,645)	(1,297,378)
Affiliated Investment Companies Shares	(130)	(101)	(47)	(41)
Futures	—	—	(1,197)	(3,235)
Translation of Foreign Currency-Denominated Amounts	(3,148)	(9)	8	80

Net Realized and Unrealized Gain (Loss)	(2,007,609)	(210,800)	(1,621,348)	(1,203,215)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,853,738)	$(170,858)	$(1,451,582)	$(1,073,052)

**	Net of foreign capital gain taxes withheld of $0, $0, $4,922 and $9,059, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International		The Japanese Small		The Asia Pacific Small
	Value Series		Company Series		Company Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$508,688	$420,963	$74,322	$67,580	$65,743	$62,661
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	6,848	468,390	5,574	106,212	33,519	188,465
Affiliated Investment Companies Shares Sold	36	(27)	(8)	4	(10)	(3)
Futures	(16,735)	29,155	—	—	349	—
Foreign Currency Transactions	(13,407)	4,495	(5,554)	(32)	(731)	(238)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,198,406)	3,710,810	(862,888)	204,124	(565,107)	322,334
Affiliated Investment Companies Shares	(280)	(30)	(32)	(6)	(12)	(1)
Futures	2,503	5,251	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(4,633)	(1,694)	(284)	(657)	(8)	8

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,715,386)	4,637,313	(788,870)	377,225	(466,257)	573,226

Transactions in Interest:
Contributions	1,269,316	152,792	112,114	441,236	49,404	105,831
Withdrawals.	(1,324,290)	(1,974,162)	(219,045)	(345,470)	(212,093)	(383,104)

Net Increase (Decrease) from Transactions in Interest	(54,974)	(1,821,370)	(106,931)	95,766	(162,689)	(277,273)

Total Increase (Decrease) in Net Assets	(1,770,360)	2,815,943	(895,801)	472,991	(628,946)	295,953
Net Assets
Beginning of Year	12,297,493	9,481,550	3,416,144	2,943,153	1,822,967	1,527,014

End of Year	$10,527,133	$12,297,493	$2,520,343	$3,416,144	$1,194,021	$1,822,967

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$62,067	$43,588	$153,871	$125,991	$39,942	$24,914
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(4,763)	99,258	53,125	392,015	84,639	167,819
Affiliated Investment Companies Shares Sold	(3)	1	(59)	2	(66)	(11)
Futures	—	(120)	—	—	27	42
Foreign Currency Transactions	(1,687)	291	(2,690)	(1,344)	(101)	445
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(665,322)	602,698	(2,054,707)	1,753,296	(295,189)	390,372
Affiliated Investment Companies Shares	(11)	(3)	(130)	(21)	(101)	(6)
Translation of Foreign Currency-Denominated Amounts	(66)	25	(3,148)	(445)	(9)	3

Net Increase (Decrease) in Net Assets Resulting from Operations	(609,785)	745,738	(1,853,738)	2,269,494	(170,858)	583,578

Transactions in Interest:
Contributions	38,338	46,399	179,167	513,046	51,681	164,451
Withdrawals	(157,982)	(370,643)	(517,971)	(845,380)	(117,171)	(267,504)

Net Increase (Decrease) from Transactions in Interest	(119,644)	(324,244)	(338,804)	(332,334)	(65,490)	(103,053)

Total Increase (Decrease) in Net Assets	(729,429)	421,494	(2,192,542)	1,937,160	(236,348)	480,525
Net Assets
Beginning of Year	1,897,276	1,475,782	6,539,105	4,601,945	1,451,408	970,883

End of Year	$1,167,847	$1,897,276	$4,346,563	$6,539,105	$1,215,060	$1,451,408

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets		The Emerging Markets
	Series		Small Cap Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$169,766	$157,220	$130,163	$134,168
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	37,299	399,802	106,869	591,471
Affiliated Investment Companies Shares Sold	(29)	—	(18)	(4)
Futures	(15,196)	13,167	(6,942)	5,812
Foreign Currency Transactions	(2,541)	(3,699)	(2,550)	(3,794)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,639,645)	694,801	(1,297,378)	925,173
Affiliated Investment Companies Shares	(47)	(10)	(41)	(6)
Futures	(1,197)	(990)	(3,235)	(191)
Translation of Foreign Currency-Denominated Amounts	8	(9)	80	(6)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,451,582)	1,260,282	(1,073,052)	1,652,623

Transactions in Interest:
Contributions	434,631	553,796	283,303	95,865
Withdrawals	(1,299,951)	(1,229,073)	(818,051)	(1,526,723)

Net Increase (Decrease) from Transactions in Interest	(865,320)	(675,277)	(534,748)	(1,430,858)

Total Increase (Decrease) in Net Assets	(2,316,902)	585,005	(1,607,800)	221,765
Net Assets
Beginning of Year	6,309,330	5,724,325	5,128,719	4,906,954

End of Year	$3,992,428	$6,309,330	$3,520,919	$5,128,719

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,922 and $9,059, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $50 and $2,309, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series					The Japanese Small Company Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Total Return	(13.82%)	51.09%	(18.68%)	3.60%	(8.10%)	(23.60%)	13.08%	(1.93%)	4.47%	(7.46%)

Net Assets, End of Year (thousands)	$10,527,133	$12,297,493	$9,481,550	$12,420,850	$12,153,340	$2,520,343	$3,416,144	$2,943,153	$3,748,177	$3,834,097
Ratio of Expenses to Average Net Assets	0.21%	0.22%	0.21%	0.21%	0.22%	0.12%	0.12%	0.13%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%	0.22%	0.22%	0.22%	0.22%	0.12%	0.12%	0.13%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.36%	3.50%	2.77%	3.92%	3.21%	2.56%	2.11%	2.13%	2.32%	1.90%
Portfolio Turnover Rate	15%	9%	12%	16%	20%	11%	11%	5%	12%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series					The United Kingdom Small Company Series
	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018
Total Return	(26.65%)	38.31%	0.14%	5.27%	(8.14%)	(33.34%)	51.93%	(14.87%)	10.67%	(8.90%)

Net Assets, End of Year (thousands)	$1,194,021	$1,822,967	$1,527,014	$1,641,843	$1,730,371	$1,167,847	$1,897,276	$1,475,782	$2,277,451	$2,188,825
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.13%	0.13%	0.13%	0.11%	0.12%	0.12%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.13%	0.13%	0.13%	0.11%	0.12%	0.12%	0.12%	0.11%
Ratio of Net Investment Income to Average Net Assets	4.23%	3.42%	4.21%	4.11%	3.96%	4.07%	2.27%	2.38%	3.43%	3.23%
Portfolio Turnover Rate	19%	19%	18%	18%	18%	14%	12%	9%	18%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series					The Canadian Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Total Return	(29.07%)	51.24%	(2.23%)	8.43%	(10.78%)	(12.52%)	59.72%	6.02%	1.00%	(10.44%)

Net Assets, End of Year (thousands)	$4,346,563	$6,539,105	$4,601,945	$5,607,495	$5,422,260	$1,215,060	$1,451,408	$970,883	$1,148,615	$1,146,811
Ratio of Expenses to Average Net Assets	0.13%	0.12%	0.12%	0.12%	0.12%	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13%	0.12%	0.12%	0.13%	0.12%	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.85%	2.11%	2.15%	2.74%	2.51%	3.00%	1.90%	2.08%	2.37%	2.11%
Portfolio Turnover Rate	11%	17%	8%	17%	15%	15%	27%	18%	12%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series					The Emerging Markets Small Cap Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018	2022	2021	2020	2019	2018
Total Return	(25.79%)	22.22%	2.67%	11.40%	(11.83%)	(22.31%)	36.03%	1.25%	13.47%	(16.06%)

Net Assets, End of Year (thousands)	$3,992,428	$6,309,330	$5,724,325	$6,034,162	$5,469,649	$3,520,919	$5,128,719	$4,906,954	$6,430,367	$6,306,302
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.13%	0.14%	0.14%	0.26%	0.27%	0.25%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.16%	0.15%	0.14%	0.15%	0.14%	0.26%	0.27%	0.26%	0.25%	0.24%
Ratio of Net Investment Income to Average Net Assets	3.26%	2.42%	2.38%	3.04%	2.40%	2.91%	2.47%	2.64%	2.90%	2.77%
Portfolio Turnover Rate	10%	19%	22%	9%	12%	12%	16%	18%	12%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2022, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$373
The Japanese Small Company Series	23
The Asia Pacific Small Company Series	5
The United Kingdom Small Company Series	12
The Continental Small Company Series	29
The Canadian Small Company Series	9
The Emerging Markets Series	124
The Emerging Markets Small Cap Series	98

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2022, the total related amounts paid by the Trust to the CCO were $28 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$132
The Japanese Small Company Series	35
The Asia Pacific Small Company Series	16
The United Kingdom Small Company Series	23
The Continental Small Company Series	25
The Canadian Small Company Series	7
The Emerging Markets Series	54
The Emerging Markets Small Cap Series	48

E. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$2,114,747	$1,740,164
The Japanese Small Company Series	$321,472	$359,611
The Asia Pacific Small Company Series	$291,315	$329,566
The United Kingdom Small Company Series	$224,491	$206,460
The Continental Small Company Series	$577,020	$760,337
The Canadian Small Company Series	$206,110	$202,538

	Purchases	Sales
The Emerging Markets Series	$518,861	$1,244,835
The Emerging Markets Small Cap Series	$533,168	$954,259

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$495,353	$4,952,552	$4,964,808	$36	$(280)	$482,853	41,766	$5,866	—

Total	$495,353	$4,952,552	$4,964,808	$36	$(280)	$482,853	41,766	$5,866	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$61,490	$427,535	$433,440	$(8)	$(32)	$55,545	4,805	$583	—

Total	$61,490	$427,535	$433,440	$(8)	$(32)	$55,545	4,805	$583	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$40,607	$119,787	$143,067	$(10)	$(12)	$17,305	1,497	$213	—

Total	$40,607	$119,787	$143,067	$(10)	$(12)	$17,305	1,497	$213	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$15,631	$98,187	$84,336	$(3)	$(11)	$29,468	2,549	$151	—

Total	$15,631	$98,187	$84,336	$(3)	$(11)	$29,468	2,549	$151	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$297,271	$1,289,178	$1,329,740	$(59)	$(130)	$256,520	22,188	$3,144	—

Total	$297,271	$1,289,178	$1,329,740	$(59)	$(130)	$256,520	22,188	$3,144	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$276,415	$770,364	$846,890	$(66)	$(101)	$199,722	17,275	$2,371	—

Total	$276,415	$770,364	$846,890	$(66)	$(101)	$199,722	17,275	$2,371	—

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$107,885	$645,325	$646,395	$(29)	$(47)	$106,739	9,233	$921	—

Total	$107,885	$645,325	$646,395	$(29)	$(47)	$106,739	9,233	$921	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$143,180	$360,713	$437,862	$(18)	$(41)	$65,972	5,706	$752	—

Total	$143,180	$360,713	$437,862	$(18)	$(41)	$65,972	5,706	$752	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$11,067,112	$1,350,477	$(1,657,729)	$(307,252)
The Japanese Small Company Series	2,969,111	334,789	(755,354)	(420,565)
The Asia Pacific Small Company Series	1,584,563	177,560	(554,270)	(376,710)
The United Kingdom Small Company Series	1,439,003	187,762	(436,759)	(248,997)
The Continental Small Company Series	4,686,399	958,768	(1,075,569)	(116,801)
The Canadian Small Company Series	1,365,752	287,544	(240,639)	46,905
The Emerging Markets Series	3,186,275	1,471,582	(586,954)	884,628
The Emerging Markets Small Cap Series	3,797,243	964,553	(1,186,305)	(221,752)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$121,433
The Asia Pacific Small Company Series	1,325
The Canadian Small Company Series	734
The Emerging Markets Series	32,655
The Emerging Markets Small Cap Series	35,294

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Equity Contracts *,(1)
The DFA International Value Series	$5,518	$5,518
The Emerging Markets Series	232	232

	Liability Derivatives Value
	Total Value at October 31, 2022	Equity Contracts *,(2)
The Emerging Markets Series	$(2,381)	$(2,381)
The Emerging Markets Small Cap Series	(3,181)	(3,181)

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$(16,735)	$(16,735)
The Asia Pacific Small Company Series	349	349 *
The Canadian Small Company Series	27	27 *
The Emerging Markets Series	(15,196)	(15,196)
The Emerging Markets Small Cap Series	(6,942)	(6,942)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$2,503	$2,503
The Emerging Markets Series	(1,197)	(1,197)
The Emerging Markets Small Cap Series	(3,235)	(3,235)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2022, there were no futures contracts outstanding. During the year ended October 31, 2022, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.
For the year ended October 31, 2022, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2022
The DFA International Value Series	1.84%	$6,495	20	$6	$34,971	—
The Japanese Small Company Series	1.72%	1,701	18	2	11,233	—
The Asia Pacific Small Company Series	2.09%	862	48	3	15,068	—
The United Kingdom Small Company Series	1.03%	913	27	1	3,521	—
The Continental Small Company Series	2.20%	3,006	30	7	11,952	—
The Canadian Small Company Series	1.04%	89	14	—	428	—
The Emerging Markets Series	1.80%	6,505	25	5	16,316	—
The Emerging Markets Small Cap Series	1.83%	2,622	6	1	8,774	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2022, activity by the Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2022
The DFA International Value Series	Borrower	0.44%	$49,829	1	$1	$49,829	—
The Emerging Markets Series	Borrower	0.69%	123,189	6	14	147,127	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022 that the Series utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2022, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$225,947	$77,938	$(18,829)
The Japanese Small Company Series	42,494	31,791	(2,373)
The Asia Pacific Small Company Series	14,105	30,116	2,231
The United Kingdom Small Company Series	32,010	19,557	3,055
The Continental Small Company Series	31,836	62,380	12,864
The Canadian Small Company Series	24,172	33,685	10,646
The Emerging Markets Series	6,156	2,559	(198)
The Emerging Markets Small Cap Series	116	11,364	(397)

J. Securities Lending:

As of October 31, 2022, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$74,049
The Japanese Small Company Series	86,329
The Asia Pacific Small Company Series	102,694
The Continental Small Company Series	217
The Canadian Small Company Series	22,524
The Emerging Markets Series	84,911
The Emerging Markets Small Cap Series	227,524

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series Common Stocks	$486,408	—	—	—	$486,408
The Japanese Small Company Series Common Stocks	56,630	—	—	—	56,630
The Asia Pacific Small Company Series Common Stocks	17,192	—	—	—	17,192
The United Kingdom Small Company Series Common Stocks	29,920	—	—	—	29,920
The Continental Small Company Series Common Stocks, Rights/Warrants	267,759	—	—	—	267,759
The Canadian Small Company Series Common Stocks, Rights/Warrants	222,227	—	—	—	222,227
The Emerging Markets Series Common Stocks	91,531	—	—	—	91,531
The Emerging Markets Small Cap Series Common Stocks	67,037	—	—	—	67,037

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminates the asset segregation framework previously used by the Series to comply with Section 18 of the

1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Series began complying with the Valuation Rule on August 1, 2022.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (eight of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, and each of the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

DIMENSIONAL EMERGING MARKETS VALUE FUND

PERFORMANCE CHARTS

(Unaudited)

Dimensional Emerging Markets Value Fund vs.

MSCI Emerging Markets Index (net dividends),

MSCI Emerging Markets Value Index (net dividends)

October 31, 2012-October 31, 2022

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2022

Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI World ex USA Index	-22.04%
MSCI World ex USA Mid Cap Index	-27.57%
MSCI World ex USA Small Cap Index	-29.13%
MSCI World ex USA Value Index	-15.27%
MSCI World ex USA Growth Index	-28.78%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against all non-U.S. developed markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-1.81%	-24.67%
United Kingdom	4.27%	-12.42%
Canada	-5.29%	-13.94%
France	-6.77%	-20.38%
Switzerland	-11.30%	-19.01%
Australia	-0.54%	-15.30%
Germany	-21.22%	-32.72%
Netherlands	-28.51%	-38.71%
Sweden	-16.17%	-34.85%
Denmark	-7.88%	-21.38%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

Emerging markets had negative performance for the period and underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2022

Return in U.S. Dollars
MSCI Emerging Markets Index	-31.03%
MSCI Emerging Markets Mid Cap Index	-24.80%
MSCI Emerging Markets Small Cap Index	-23.42%
MSCI Emerging Markets Value Index	-25.21%
MSCI Emerging Markets Growth Index	-36.11%

For the 12 Months Ended October 31, 2022, the U.S. dollar appreciated against most emerging markets currencies and depreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2022

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S. Dollars
China	-46.31%	-47.90%
India	2.93%	-6.89%
Taiwan	-24.11%	-34.50%
Korea	-19.88%	-34.28%
Brazil	15.95%	24.57%
Saudi Arabia	2.18%	2.00%
South Africa	0.77%	-16.66%
Mexico	1.99%	5.56%
Indonesia	16.58%	5.89%
Thailand	4.97%	-8.48%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2022, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2022, these differences generally detracted from non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Dimensional Emerging Markets Value Fund

The Dimensional Emerging Markets Value Fund invests in value stocks of large and small companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2022, the Fund held approximately 3,360 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Fund’s assets.

For the 12 months ended October 31, 2022, total returns were -19.27% for the Fund, -25.21% for the MSCI Emerging Markets Value Index (net dividends), and -31.03% for the MSCI Emerging Markets Index (net dividends). As of February 28, 2022, the Fund changed its benchmark from the MSCI Emerging Markets Index (net dividends) to the MSCI Emerging Markets Value Index (net dividends) because this index better reflects the universe of securities in which the Master Fund invests. The Fund’s focus on low relative price (value) stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed high relative price (growth) stocks in emerging markets. At the country level, the Fund’s lesser allocation to Russia contributed positively to relative performance, as Russia underperformed the overall benchmark.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended October 31, 2022

EXPENSE TABLE

	Beginning Account Value 05/01/22	Ending Account Value 10/31/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return Institutional Class Shares	$1,000.00	$837.60	0.15%	$0.69
Hypothetical 5% Annual Return Institutional Class Shares	$1,000.00	$1,024.45	0.15%	$0.77

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on September 28, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund

Communication Services	2.6%
Consumer Discretionary	8.4%
Consumer Staples	3.2%
Energy	11.2%
Financials	30.3%
Health Care	2.7%
Industrials	9.4%
Information Technology	11.5%
Materials	15.0%
Real Estate	4.2%
Utilities	1.5%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2022

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.2%)
BRAZIL — (4.4%)
Petroleo Brasileiro SA	10,301,883	$66,332,519	0.7%
Petroleo Brasileiro SA, Sponsored ADR	10,372,552	119,388,074	1.2%
Petroleo Brasileiro SA, Sponsored ADR	4,446,951	57,009,912	0.6%
Other Securities		197,601,271	2.0%

TOTAL BRAZIL		440,331,776	4.5%

CHILE — (0.5%)
Other Securities		53,080,525	0.5%

CHINA — (24.6%)
* Alibaba Group Holding Ltd.	8,685,000	67,525,064	0.7%
* Baidu, Inc., Sponsored ADR	714,105	54,679,020	0.6%
Bank of China Ltd., Class H	270,116,817	86,998,458	0.9%
China Construction Bank Corp., Class H	437,755,101	232,311,487	2.4%
China Merchants Bank Co. Ltd., Class H	15,432,500	50,524,458	0.5%
China Overseas Land & Investment Ltd.	19,311,000	36,901,751	0.4%
# China Resources Land Ltd.	17,288,000	54,090,402	0.6%
China Shenhua Energy Co. Ltd., Class H	15,790,500	41,479,393	0.4%
Industrial & Commercial Bank of China Ltd., Class H	221,136,996	96,010,020	1.0%
PetroChina Co. Ltd., Class H	107,982,000	41,306,030	0.4%
Ping An Insurance Group Co. of China Ltd., Class H	27,792,500	111,264,230	1.2%
#* Trip.com Group Ltd., ADR	1,678,716	37,989,343	0.4%
*Ω Xiaomi Corp., Class B	30,268,800	33,994,057	0.4%
Other Securities		1,502,862,583	15.2%

TOTAL CHINA		2,447,936,296	25.1%

COLOMBIA — (0.1%)
Other Securities		4,556,575	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		12,356,491	0.1%

GREECE — (0.3%)
Other Securities		30,892,405	0.3%

HONG KONG — (0.0%)
Other Securities		425,561	0.0%

HUNGARY — (0.2%)
Other Securities		19,035,517	0.2%

INDIA — (18.2%)
Axis Bank Ltd.	9,710,222	106,486,929	1.1%
Hindalco Industries Ltd.	8,603,538	42,133,791	0.4%
Housing Development Finance Corp. Ltd.	2,568,550	76,802,678	0.8%
ICICI Bank Ltd.	864,565	9,506,718	0.1%
# ICICI Bank Ltd., Sponsored ADR	4,024,863	88,707,978	0.9%
JSW Steel Ltd.	4,657,007	37,969,068	0.4%
Larsen & Toubro Ltd.	2,418,042	59,445,528	0.6%
Mahindra & Mahindra Ltd.	3,949,734	64,525,865	0.7%
Reliance Industries Ltd.	11,583,938	356,910,040	3.7%
State Bank of India	7,219,632	50,110,773	0.5%
Sun Pharmaceutical Industries Ltd.	2,629,464	32,331,405	0.3%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
* Tata Motors Ltd.	7,653,556	$38,264,438	0.4%
Other Securities		843,658,113	8.6%

TOTAL INDIA		1,806,853,324	18.5%

INDONESIA — (2.3%)
Other Securities		228,901,223	2.3%

MALAYSIA — (2.0%)
Other Securities		195,613,000	2.0%

MEXICO — (2.9%)
Grupo Financiero Banorte SAB de CV, Class O	5,909,135	48,103,995	0.5%
Grupo Mexico SAB de CV, Class B	8,966,449	32,298,767	0.3%
Other Securities		208,585,658	2.2%

TOTAL MEXICO		288,988,420	3.0%

PHILIPPINES — (1.0%)
Other Securities		96,366,514	1.0%

POLAND — (0.6%)
Other Securities		61,964,407	0.6%

QATAR — (0.7%)
Other Securities		71,921,044	0.7%

SAUDI ARABIA — (4.2%)
Saudi Basic Industries Corp.	3,400,714	79,850,518	0.8%
Saudi British Bank	3,218,956	37,287,035	0.4%
Saudi National Bank	2,368,512	37,434,883	0.4%
Other Securities		260,769,015	2.7%

TOTAL SAUDI ARABIA		415,341,451	4.3%

SOUTH AFRICA — (3.7%)
Absa Group Ltd.	3,114,038	33,816,033	0.4%
Impala Platinum Holdings Ltd.	3,454,876	35,373,305	0.4%
Standard Bank Group Ltd.	4,288,338	40,032,656	0.4%
Other Securities		254,486,732	2.5%

TOTAL SOUTH AFRICA		363,708,726	3.7%

SOUTH KOREA — (11.5%)
Hana Financial Group, Inc.	1,199,113	34,667,994	0.4%
# Hyundai Motor Co.	371,214	42,778,130	0.5%
KB Financial Group, Inc., ADR	2,132,213	71,514,424	0.7%
Kia Corp.	1,032,241	47,969,051	0.5%
# POSCO Holdings, Inc., Sponsored ADR	903,713	39,203,070	0.4%
# Samsung Electronics Co. Ltd.	2,272,366	94,575,472	1.0%
SK Hynix, Inc.	1,932,360	111,867,237	1.2%
Other Securities		700,977,051	7.0%

TOTAL SOUTH KOREA		1,143,552,429	11.7%

TAIWAN — (15.5%)
# Cathay Financial Holding Co. Ltd.	37,255,459	43,600,333	0.5%
# China Steel Corp.	58,950,320	49,071,448	0.5%
# CTBC Financial Holding Co. Ltd.	74,971,073	47,361,988	0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (Continued)
# Fubon Financial Holding Co. Ltd.	34,744,681	$54,880,391	0.6%
Hon Hai Precision Industry Co. Ltd.	39,997,192	127,034,142	1.3%
# United Microelectronics Corp.	35,190,681	42,315,423	0.5%
Other Securities		1,175,770,226	11.9%

TOTAL TAIWAN		1,540,033,951	15.8%

THAILAND — (2.3%)
PTT PCL	47,991,600	45,394,051	0.5%
Other Securities		187,444,560	1.9%

TOTAL THAILAND		232,838,611	2.4%

TURKEY — (0.9%)
Other Securities		84,289,608	0.9%

UNITED ARAB EMIRATES — (1.2%)
Emaar Properties PJSC	20,549,179	33,921,653	0.4%
Other Securities		82,832,309	0.8%

TOTAL UNITED ARAB EMIRATES		116,753,962	1.2%

UNITED KINGDOM — (0.0%)
Other Security		17,465	0.0%

TOTAL COMMON STOCKS		9,655,759,281	98.9%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Petroleo Brasileiro SA	4,448,873	25,674,359	0.3%
Other Securities		45,204,967	0.4%

TOTAL BRAZIL		70,879,326	0.7%

COLOMBIA — (0.0%)
Other Securities		2,771,304	0.1%

PHILIPPINES — (0.0%)
Other Security		542,610	0.0%

SOUTH KOREA — (0.0%)
Other Security		65,707	0.0%

TAIWAN — (0.0%)
Other Security		1,149,424	0.0%

TOTAL PREFERRED STOCKS		75,408,371	0.8%

RIGHTS/WARRANTS — (0.0%)
INDONESIA — (0.0%)
Other Security		2,645	0.0%

MALAYSIA — (0.0%)
Other Security		5,746	0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.0%)
Other Securities		$57,510	0.0%

TOTAL RIGHTS/WARRANTS		65,901	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,057,793,951)		9,731,233,553

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	17,667,347	204,252,200	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $10,262,128,455)		$9,935,485,753	101.8%

As of October 31, 2022, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/16/22	$31,358,076	$27,742,000	$(3,616,076)
S&P 500® Emini Index	221	12/16/22	41,423,830	42,907,150	1,483,320

Total Futures Contracts			$72,781,906	$70,649,150	$(2,132,756)

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$439,385,473	$946,303	—	$440,331,776
Chile	—	53,080,525	—	53,080,525
China	134,285,528	2,300,064,871	$13,585,897	2,447,936,296
Colombia	4,546,580	9,995	—	4,556,575
Czech Republic	—	12,356,491	—	12,356,491
Greece	40,841	30,851,564	—	30,892,405
Hong Kong	—	425,561	—	425,561
Hungary	—	19,035,517	—	19,035,517
India	97,336,595	1,709,490,833	25,896	1,806,853,324
Indonesia	—	228,487,269	413,954	228,901,223
Malaysia	—	195,612,456	544	195,613,000
Mexico	281,171,954	7,816,466	—	288,988,420
Philippines	—	96,354,080	12,434	96,366,514
Poland	—	61,964,407	—	61,964,407
Qatar	—	71,921,044	—	71,921,044
Saudi Arabia	463,943	414,877,508	—	415,341,451
South Africa	41,737,706	321,971,020	—	363,708,726
South Korea	149,048,720	993,102,735	1,400,974	1,143,552,429
Taiwan	24,522,673	1,514,956,130	555,148	1,540,033,951
Thailand	225,292,169	7,546,442	—	232,838,611
Turkey	—	84,289,608	—	84,289,608
United Arab Emirates	—	116,753,962	—	116,753,962
United Kingdom	—	17,465	—	17,465

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$70,808,225	$71,101	—	$70,879,326
Colombia	2,771,304	—	—	2,771,304
Philippines	—	542,610	—	542,610
South Korea	—	65,707	—	65,707
Taiwan	—	1,149,424	—	1,149,424
Rights/Warrants
Indonesia	—	2,645	—	2,645
Malaysia	—	5,746	—	5,746
Taiwan	—	57,510	—	57,510
Securities Lending Collateral	—	204,252,200	—	204,252,200
Futures Contracts**	(2,132,756)	—	—	(2,132,756)

TOTAL	$1,469,278,955	$8,448,079,195	$15,994,847^	$9,933,352,997

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2022

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $420,497 of securities on loan)*	$9,731,234
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $204,335)	204,252
Segregated Cash for Futures Contracts	3,609
Foreign Currencies at Value	78,427
Cash	4,739
Receivables:
Investment Securities Sold	14,965
Dividends, Interest and Tax Reclaims	9,483
Securities Lending Income	964
Unrealized Gain on Foreign Currency Contracts	2

Total Assets	10,047,675

LIABILITIES:
Payables:
Upon Return of Securities Loaned	192,484
Investment Securities Purchased	12,090
Due to Advisor	850
Futures Margin Variation	378
Deferred Taxes Payable	66,350
Accrued Expenses and Other Liabilities	15,384

Total Liabilities	287,536

NET ASSETS	$9,760,139

Investment Securities at Cost	$10,057,793

Foreign Currencies at Cost	$82,669

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2022

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $63,558)	$580,947
Income from Securities Lending	12,445

Total Investment Income	593,392

Expenses
Investment Management Fees	12,011
Accounting & Transfer Agent Fees	22
Custodian Fees	5,002
Shareholders’ Reports	23
Directors’/Trustees’ Fees & Expenses	54
Professional Fees	309
Other	944

Total Expenses	18,365

Fees Paid Indirectly (Note C)	313

Net Expenses	18,052

Net Investment Income (Loss)	575,340

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	390,078
Affiliated Investment Companies Shares Sold	6
Futures	(15,965)
Foreign Currency Transactions	(11,657)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,314,774)
Affiliated Investment Companies Shares	(133)
Futures	(2,584)
Translation of Foreign Currency-Denominated Amounts	(62)

Net Realized and Unrealized Gain (Loss)	(2,955,091)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,379,751)

**	Net of foreign capital gain taxes withheld of $11,622.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging
	Markets Value Fund
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$575,340	$478,456
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	390,078	651,370
Affiliated Investment Companies Shares Sold	6	(2)
Futures	(15,965)	40,443
Foreign Currency Transactions	(11,657)	(4,609)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,314,774)	3,305,387
Affiliated Investment Companies Shares	(133)	(21)
Futures	(2,584)	840
Translation of Foreign Currency-Denominated Amounts	(62)	12

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,379,751)	4,471,876

Transactions in Interest:
Contributions	611,182	568,216
Withdrawals	(1,940,997)	(4,440,642)

Net Increase (Decrease) from Transactions in Interest	(1,329,815)	(3,872,426)

Total Increase (Decrease) in Net Assets	(3,709,566)	599,450
Net Assets
Beginning of Year	13,469,705	12,870,255

End of Year	$9,760,139	$13,469,705

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,622.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $12,230.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022	2021	2020	2019	2018
Total Return	(19.27%)	35.69%	(9.41%)	5.24%	(9.06%)

Net Assets, End of Year (thousands)	$9,760,139	$13,469,705	$12,870,255	$17,426,097	$16,684,907
Ratio of Expenses to Average Net Assets	0.15%	0.14%	0.14%	0.13%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.14%	0.14%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	4.79%	3.26%	3.25%	2.95%	2.78%
Portfolio Turnover Rate	14%	14%	20%	14%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of October 31, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $264 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the year ended October 31, 2022, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the year ended October 31, 2022, expenses reduced were the following (amount in thousands):

Fees Paid
Indirectly
Dimensional Emerging Markets Value Fund	$313

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2022, the total related amounts paid by the Fund to the CCO were $5 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the year ended October 31, 2022, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$1,695,400	$2,437,474

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2022	Shares as of October 31, 2022	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$226,407	$1,504,449	$1,526,477	$6	$(133)	$204,252	17,667	$2,150	—

Total	$226,407	$1,504,449	$1,526,477	$6	$(133)	$204,252	17,667	$2,150	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$10,390,667	$2,322,204	$(2,777,385)	$(455,181)

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2022 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$89,532

*	Average Notional Value of futures contracts.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2022	Equity Contracts *,(1)

Dimensional Emerging Markets Value Fund	$1,483	$1,483

	Liability Derivatives Value
	Total Value at October 31, 2022	Equity Contracts*,(2)

Dimensional Emerging Markets Value Fund	$(3,616)	$(3,616)

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
(2)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$(15,965)	$(15,965)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
Dimensional Emerging Markets Value Fund	$(2,584)	$(2,584)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the year ended October 31, 2022, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 10/31/2022
Dimensional Emerging Markets Value Fund	0.83%	$216	2	—	$216	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2022, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 10/31/2022
Dimensional Emerging Markets Value Fund	Borrower	0.44%	$103,598	3	$4	$103,598	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2022 that the Fund utilized the interfund lending program.

H. Affiliated Trades:

Cross trades for the year ended October 31, 2022, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the year ended October 31, 2022, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$6,942	$11,967	$3,149

I. Securities Lending:

As of October 31, 2022, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
Dimensional Emerging Markets Value Fund	$360,932

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2022
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund Common Stocks	$192,484	—	—	—	$192,484

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminates the asset segregation framework previously used by the Fund to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund began complying with the Derivatives Rule on August 19, 2022.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Fund began complying with the Valuation Rule on August 1, 2022.

L. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2022.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2022.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2022.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	147 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM- Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	147 portfolios in 5 investment companies	None

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	147 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	147 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	147 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	147 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (2 investment companies within the fund complex) (13 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	147 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).	147 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG,DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional Investment LLC (2011-2017).	147 portfolios in 5 investment companies	None
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC);2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional Fund Advisors Ltd. (2018-2021).	147 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.

[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • Dimensional ETF Trust (since 2020) Vice President (since January 2018) of • Dimensional Holdings Inc.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Fund Advisors LP • Dimensional Investment LLC • DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Chairman (since 2018) of

•  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President of

•  Dimensional Advisors Ltd. (since 2016)

•  Dimensional Hong Kong Limited (since 2016)

•  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020- June 2021) of

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•  Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 – 2020), and Treasurer (2003 – 2017)of

•  Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•  all the DFA Entities

Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

•  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Assistant Treasurer of • DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001	President of
• DFAIDG, DIG, DFAITC and DEM (since 2017)
• Dimensional ETF Trust (since 2020)
General Counsel of
• all the DFA Entities (since 2001)
• Dimensional Fund Advisors LP (since 2006)
• Dimensional Holdings Inc (since 2006)
• Dimensional Investment LLC (since 2009)
• DFA Canada LLC (since 2009)
• Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• DFA Securities LLC
• Dimensional Investment LLC

Secretary of

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Securities LLC (since 2006)

• Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

Vice President and Secretary of

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Canada LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd (since 2014)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

• Dimensional Hong Kong Limited

Director of

• Dimensional Australia Limited (since 2007)

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

• Director of Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Formerly, Vice President and Secretary (2010 – 2014) of • Dimensional SmartNest (US) LLC Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of • DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of • Dimensional Fund Advisors LP (1997 – 2017) • Dimensional Holdings Inc. (2006 – 2017) • DFA Securities LLC (1997 – 2017) • Dimensional Investment LLC (2009 – 2017)
Formerly, Director (2002 – 2021) of • Dimensional Fund Advisors Ltd.
Selwyn J. Notelovitz 1961	Vice President	Since September 2021	Vice President (since September 2021) of • the DFA Fund Complex
Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of • DFA Securities LLC • Dimensional Fund Advisors LP • Dimensional Holdings Inc. • Dimensional Investment LLC
Chief Compliance Officer (since July 2020) of: • DFA Australia Limited • Dimensional Fund Advisors Ltd. • Dimensional Fund Advisors Canada ULC
Formerly, Deputy Chief Compliance Officer (2013-2020) of: • DFA Fund Complex • DFA Securities LLC • Dimensional Fund Advisors LP • Dimensional Holdings Inc. • Dimensional Investment LLC
Formerly, Vice President (2013-2020) of: • DFA Fund Complex
Formerly, Director (2019-2021) of: • Dimensional Ireland Limited
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017	Vice President and Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively) • Dimensional ETF Trust (since 2020)
Vice President (since 2010) and Assistant Secretary (since 2016) of • Dimensional Fund Advisors LP • Dimensional Holdings Inc. • Dimensional Investment LLC
Vice President of • DFA Securities LLC (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional Fund Advisors Canada ULC (since 2016)
Assistant Secretary (since 2016) of • DFA Securities LLC
Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020)

•  the DFA Fund Complex

•  Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

Vice President

•  Dimensional Holdings Inc. (since 2016)

•  Dimensional Fund Advisors LP (since 2016)

•  Dimensional Investment LLC (since 2016)

•  DFA Securities LLC (since 2016)

•  Dimensional Fund Advisors Canada ULC (since 2020)

1	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at https://www.dimensional.com/us-en/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2022. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2022 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2022 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2022.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Large Cap International Portfolio	100%	—	—	—	—	100%	—	100%	—	7%	100%	—	—
International Core Equity Portfolio	100%	—	—	—	—	100%	—	100%	—	8%	100%	—	—
Global Small Company Portfolio	45%	—	55%	—	—	100%	57%	100%	—	7%	66%	—	—
International Small Company Portfolio	46%	11%	43%	—	—	100%	—	100%	—	10%	100%	1%	100%
Japanese Small Company Portfolio	42%	7%	51%	—	—	100%	—	100%	—	20%	100%	—	100%
Asia Pacific Small Company Portfolio	36%	—	64%	—	—	100%	—	66%	—	1%	100%	—	—
United Kingdom Small Company Portfolio	61%	—	39%	—	—	100%	2%	100%	—	1%	100%	—	—
Continental Small Company Portfolio	55%	9%	36%	—	—	100%	—	100%	—	15%	100%	—	100%
DFA International Real Estate Securities Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	—
DFA Global Real Estate Securities Portfolio	80%	—	20%	—	—	100%	—	—	—	—	—	—	—
DFA International Small Cap Value Portfolio	82%	10%	8%	—	—	100%	—	100%	—	11%	100%	—	100%
International Vector Equity Portfolio	63%	—	37%	—	—	100%	—	100%	—	9%	100%	—	—
International High Relative Profitability Portfolio	78%	8%	14%	—	—	100%	—	100%	—	7%	100%	—	100%
World ex U.S. Value Portfolio	100%	—	—	—	—	100%	—	100%	—	7%	99%	—	—
World ex U.S. Core Equity Portfolio	100%	—	—	—	—	100%	—	82%	—	8%	100%	—	—
World ex U.S. Targeted Value Portfolio	36%	—	64%	—	—	100%	—	100%	—	11%	100%	—	—
World Core Equity Portfolio	73%	—	27%	—	—	100%	43%	94%	—	—	32%	—	—
Selectively Hedged Global Equity Portfolio	31%	5%	64%	—	—	100%	15%	35%	—	—	13%	—	100%

See accompanying Notes to Financial Statements.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Emerging Markets Portfolio	42%	—	58%	—	—	100%	—	56%	—	6%	84%	—	—
Emerging Markets Small Cap Portfolio	59%	13%	28%	—	—	100%	—	53%	—	8%	64%	—	100%
Emerging Markets Value Portfolio	100%	—	—	—	—	100%	—	78%	—	7%	100%	—	—
Emerging Markets Core Equity Portfolio	100%	—	—	—	—	100%	—	50%	—	6%	97%	—	—
Emerging Markets Targeted Value Portfolio	32%	18%	50%	—	—	100%	—	72%	—	10%	100%	—	100%
Emerging Markets ex China Core Equity Portfolio	100%	—	—	—	—	100%	—	70%	—	7%	100%	—	—

Dimensional Investment Group Inc.
DFA International Value Portfolio	96%	4%	—	—	—	100%	—	96%	—	8%	100%	—	100%

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2022.

See accompanying Notes to Financial Statements.

DFA103122-001AI 00281080

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Fiscal Year Ended October 31, 2022: $57,378

Fiscal Year Ended October 31, 2021: $69,273

(b)	Audit-Related Fees

Fees for Registrant	Fiscal Year Ended October 31, 2022: $4,641
Fiscal Year Ended October 31, 2021: $5,621

For fiscal years ended October 31, 2022 and October 31, 2021, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2022: $225,000
Fiscal Year Ended October 31, 2021: $220,000

For the fiscal years ended October 31, 2022 and October 31, 2021, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c) Tax Fees

Fees for Registrant	Fiscal Year Ended October 31, 2022: $0
Fiscal Year Ended October 31, 2021: $0

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d) All Other Fees

Fees for Registrant	Fiscal Year Ended October 31, 2022: $0
Fiscal Year Ended October 31, 2021: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.

The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds

1.

The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.

The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.

Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

2.

Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.

The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.

The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.

A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.

Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.

The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.

The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.

In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.

A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2022 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2022: $1,647,046

Fiscal Year Ended October 31, 2021: $1,304,747

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2022

		Shares	Value»
COMMON STOCKS — (97.2%)
BRAZIL — (4.4%)
*	Alliar Medicos A Frente SA	152,119	$624,025
	Americanas SA	843,245	2,536,836
*	Anima Holding SA	179,300	237,771
	Atacadao SA	743,150	2,799,671
#	Banco Bradesco SA, ADR	1,008,174	3,820,980
	Banco Bradesco SA	3,264,177	10,515,130
	Banco do Brasil SA	2,521,252	18,069,257
	Banco Santander Brasil SA	991,731	5,717,501
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	233,891	1,361,100
*	BRF SA	800,441	1,946,286
*	C&A MODAS SA	243,100	142,128
	Camil Alimentos SA	625,691	1,236,725
	Cia Brasileira de Distribuicao	735,758	3,140,734
#	Cia Siderurgica Nacional SA, Sponsored ADR	748,986	1,805,056
	Cia Siderurgica Nacional SA	1,370,109	3,257,175
	Cielo SA	5,142,220	5,923,184
*	Cogna Educacao	8,071,834	5,141,097
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	889,191	3,201,811
	Dexco SA	374,384	702,310
	Direcional Engenharia SA	463,057	1,533,812
*	Embraer SA	2,588,587	6,890,537
*	Embraer SA, Sponsored ADR	210,512	2,225,112
	Enauta Participacoes SA	621,873	1,834,739
	Eternit SA	47,700	103,702
	Even Construtora e Incorporadora SA	668,356	853,964
	Ez Tec Empreendimentos e Participacoes SA	213,953	862,771
*	Gafisa SA	29,667	45,142
	Gafisa SA	18,332	55,128
	Gerdau SA, Sponsored ADR	4,307,629	21,451,992
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	283,626	263,558
	Guararapes Confeccoes SA	256,300	483,276
Ω	Hapvida Participacoes e Investimentos SA	11,709,794	17,682,004
	Hypera SA	100,900	992,494
*	International Meal Co. Alimentacao SA, Class A	677,242	323,839
	Iochpe-Maxion SA	945,790	2,603,646
*	IRB Brasil Resseguros SA	1,176,348	214,068
	JBS SA	3,182,499	15,378,022
	JHSF Participacoes SA	2,062,505	2,930,750
	JSL SA	12,300	18,168
	Lavvi Empreendimentos Imobiliarios Ltda	88,900	108,941
	M Dias Branco SA	154,000	1,296,874
*	Marisa Lojas SA	1,148,226	460,135
	Mills Estruturas e Servicos de Engenharia SA	24,300	62,943
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	26,200	28,404
*	Moura Dubeux Engenharia SA	10,700	15,329
	MRV Engenharia e Participacoes SA	1,577,853	3,109,582
	Multilaser Industrial SA	14,300	14,423
	Natura & Co. Holding SA	2,807,506	8,125,489
#	Natura & Co. Holding SA, ADR	49,497	283,123
	Petroleo Brasileiro SA, Sponsored ADR	10,372,552	119,388,074
	Petroleo Brasileiro SA, Sponsored ADR	4,446,951	57,009,912
	Petroleo Brasileiro SA	10,301,883	66,332,519
	Positivo Tecnologia SA	293,208	694,208
	Romi SA	256,372	821,403
	Sao Carlos Empreendimentos e Participacoes SA	60,300	321,024
Ω	Ser Educacional SA	141,077	232,420
	TIM SA	3,475,246	8,880,698

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Trisul SA	347,705	$320,410
	Tupy SA	416,802	2,383,570
	Ultrapar Participacoes SA	858,683	2,229,201
	Usinas Siderurgicas de Minas Gerais SA Usiminas	517,000	739,644
	Vale SA	1,113,561	14,471,663
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	163,837	344,135
*	Via SA	4,964,222	3,008,037
	Vibra Energia SA	204,954	724,114

TOTAL BRAZIL			440,331,776

CHILE — (0.5%)
	Banco de Credito e Inversiones SA	17,120	477,011
	Besalco SA	530,992	182,965
*	Camanchaca SA	1,334,309	67,224
	CAP SA	608,677	3,253,803
	Cementos BIO BIO SA	665,307	455,518
	Cencosud SA	6,853,229	9,213,077
	Cia Sud Americana de Vapores SA	46,485,243	3,228,400
	Cristalerias de Chile SA	264,624	878,502
	Empresa Nacional de Telecomunicaciones SA	750,842	2,341,960
	Empresas CMPC SA	4,232,913	6,717,549
	Empresas COPEC SA	1,706,534	11,765,224
	Empresas Hites SA	1,783,807	168,606
	Enel Americas SA	20,820,797	2,063,023
	Falabella SA	726,295	1,418,526
	Grupo Security SA	4,642,835	776,935
	Inversiones Aguas Metropolitanas SA	2,240,879	1,068,917
	Itau CorpBanca Chile SA	579,486,299	1,129,495
	Masisa SA	9,310,884	246,951
	PAZ Corp. SA	1,562,812	530,771
	Ripley Corp. SA	599,024	98,390
	Salfacorp SA	2,197,722	617,628
	Sigdo Koppers SA	187,924	225,710
	SMU SA	2,701,507	274,899
	Sociedad Matriz SAAM SA	47,547,899	4,027,171
	Socovesa SA	3,702,080	422,262
	SONDA SA	233,491	82,204
	Vina Concha y Toro SA	1,192,095	1,347,804

TOTAL CHILE			53,080,525

CHINA — (24.6%)
	360 DigiTech, Inc., ADR	161,849	1,644,386
	360 Security Technology, Inc., Class A	1,083,600	1,052,728
*	361 Degrees International Ltd.	5,174,000	2,156,548
Ω	3SBio, Inc.	4,905,500	3,464,299
	5I5J Holding Group Co. Ltd., Class A	1,102,800	346,887
* ††	A Metaverse Co.	270,000	3,921
# *	AAC Technologies Holdings, Inc.	3,635,500	6,659,438
Ω	AAG Energy Holdings Ltd.	1,138,000	172,699
	Accelink Technologies Co. Ltd., Class A	190,300	443,615
	ADAMA Ltd., Class A	24,500	28,657
	Addsino Co. Ltd., Class A	256,700	368,884
*	Advanced Technology & Materials Co. Ltd., Class A	275,600	302,937
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	1,006,390
	AECC Aviation Power Co. Ltd., Class A	345,407	2,309,871
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	419,623	491,741
	Agile Group Holdings Ltd.	10,264,999	1,952,414

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Agricultural Bank of China Ltd., Class H	97,153,000	$27,730,695
*	Air China Ltd., Class H	2,592,000	1,803,866
	Aisino Corp., Class A	596,467	920,936
	Ajisen China Holdings Ltd.	3,383,000	267,440
*	Alibaba Group Holding Ltd.	8,685,000	67,525,064
*	Alibaba Pictures Group Ltd.	4,930,000	182,217
# Ω	A-Living Smart City Services Co. Ltd.	2,477,750	1,406,019
	Aluminum Corp. of China Ltd., Class H	19,370,000	5,522,031
	Angang Steel Co. Ltd., Class H	8,975,632	1,862,335
	Anhui Conch Cement Co. Ltd., Class H	6,984,500	17,977,627
	Anhui Construction Engineering Group Co. Ltd., Class A	454,600	286,843
	Anhui Guangxin Agrochemical Co. Ltd., Class A	141,559	575,505
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	537,019
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	56,851	265,953
	Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	251,600	278,555
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	724,903	479,375
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	23,900	29,693
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	378,200	381,302
	Anhui Xinhua Media Co. Ltd., Class A	683,764	432,240
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	557,704	1,121,366
*	Anton Oilfield Services Group	15,908,000	577,652
	Aoshikang Technology Co. Ltd., Class A	98,600	347,294
	APT Satellite Holdings Ltd.	154,000	36,284
	Asia Cement China Holdings Corp.	2,918,000	1,018,076
Ω	AsiaInfo Technologies Ltd.	568,800	679,601
*	Asian Citrus Holdings Ltd.	245,000	2,123
	Avary Holding Shenzhen Co. Ltd., Class A	670,981	2,741,771
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,732,900	1,136,219
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	5,680,056
Ω	BAIC Motor Corp. Ltd., Class H	10,414,500	2,307,278
*	Baidu, Inc., Sponsored ADR	714,105	54,679,020
Ω	BAIOO Family Interactive Ltd.	1,124,000	53,026
	Bank of Beijing Co. Ltd., Class A	5,100,922	2,825,212
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,213,339
	Bank of Chengdu Co. Ltd., Class A	1,372,128	2,563,089
	Bank of China Ltd., Class H	270,116,817	86,998,458
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,384,247
	Bank of Communications Co. Ltd., Class H	36,077,574	17,602,927
	Bank of Guiyang Co. Ltd., Class A	945,951	675,683
	Bank of Hangzhou Co. Ltd., Class A	1,578,105	2,618,309
	Bank of Jiangsu Co. Ltd., Class A	4,149,605	3,938,330
	Bank of Nanjing Co. Ltd., Class A	3,593,931	5,088,468
	Bank of Ningbo Co. Ltd., Class A	1,970,581	6,431,624
	Bank of Shanghai Co. Ltd., Class A	3,689,247	2,822,904
	Bank of Suzhou Co. Ltd., Class A	983,608	926,474
*	Bank of Tianjin Co. Ltd., Class H	29,000	7,355
#* Ω	Bank of Zhengzhou Co. Ltd., Class H	442,858	60,408
	Baoshan Iron & Steel Co. Ltd., Class A	7,814,777	5,160,281
*	Baoye Group Co. Ltd., Class H	1,561,120	795,856
*	Baozun, Inc., Class A	21,400	28,161
	BBMG Corp., Class H	14,618,000	1,507,768
	Befar Group Co. Ltd., Class A	254,600	174,972
	Beibuwan Port Co. Ltd., Class A	312,900	303,956
	Beijing Capital Development Co. Ltd., Class A	425,200	297,292
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,211,257
*	Beijing Capital International Airport Co. Ltd., Class H	11,178,000	6,053,275
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	764,000	960,728
*	Beijing Energy International Holding Co. Ltd.	4,182,000	97,067
	Beijing Enlight Media Co. Ltd., Class A	497,500	459,487

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Enterprises Holdings Ltd.	3,043,000	$7,719,782
	Beijing Enterprises Water Group Ltd.	17,900,000	3,760,755
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	355,528	455,920
	Beijing Haixin Energy Technology Co. Ltd., Class A	370,200	203,187
*	Beijing Health Holdings Ltd.	3,048,000	27,649
*	Beijing Jetsen Technology Co. Ltd., Class A	708,200	428,012
	Beijing Jingyuntong Technology Co. Ltd., Class A	545,900	539,450
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	3,500	11,919
	Beijing New Building Materials PLC, Class A	265,800	723,647
	Beijing North Star Co. Ltd., Class H	5,602,000	528,818
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	719,200	200,041
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	375,300	449,820
	Beijing Originwater Technology Co. Ltd., Class A	239,332	154,518
	Beijing Shiji Information Technology Co. Ltd., Class A	188,157	326,672
	Beijing Shougang Co. Ltd., Class A	1,194,166	559,172
	Beijing Shunxin Agriculture Co. Ltd., Class A	91,822	258,053
	Beijing Sinnet Technology Co. Ltd., Class A	488,228	580,090
	Beijing SL Pharmaceutical Co. Ltd., Class A	427,200	487,438
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	223,235	158,866
*	Beijing Thunisoft Corp. Ltd., Class A	169,434	164,574
	Beijing Ultrapower Software Co. Ltd., Class A	394,600	236,402
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	92,853
	Beijing Yanjing Brewery Co. Ltd., Class A	890,929	1,042,350
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,501,356	3,978,258
	Bengang Steel Plates Co., Ltd., Class A	515,600	199,844
	Best Pacific International Holdings Ltd., Class H	396,000	56,439
	Bestsun Energy Co. Ltd., Class A	173,200	99,494
	Better Life Commercial Chain Share Co. Ltd., Class A	445,530	301,046
	BGI Genomics Co. Ltd., Class A	117,100	889,119
	Biem.L.Fdlkk Garment Co. Ltd., Class A	73,725	221,117
	BII Railway Transportation Technology Holdings Co. Ltd.	112,000	3,859
	Black Peony Group Co. Ltd., Class A	151,800	149,936
*	Blue Sail Medical Co. Ltd., Class A	46,000	51,898
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	971,800	628,089
Ω	BOC Aviation Ltd.	168,000	1,124,244
	BOC International China Co. Ltd., Class A	66,400	96,286
	BOE Technology Group Co. Ltd., Class A	13,370,757	6,133,456
*	Bohai Leasing Co. Ltd., Class A	2,291,900	690,777
*	Boyaa Interactive International Ltd.	725,000	30,045
	Bright Dairy & Food Co. Ltd., Class A	630,905	818,826
	Bright Real Estate Group Co. Ltd., Class A	171,200	47,499
* ††	Brilliance China Automotive Holdings Ltd.	16,650,000	7,169,364
	B-Soft Co. Ltd., Class A	320,382	367,768
	BTG Hotels Group Co. Ltd., Class A	200,100	596,182
	BYD Electronic International Co. Ltd.	2,848,000	8,276,238
#	C C Land Holdings Ltd.	15,977,429	3,845,342
	C&D International Investment Group Ltd.	480,256	745,218
	C&S Paper Co. Ltd., Class A	354,200	455,226
	Cabbeen Fashion Ltd.	1,514,000	231,508
	Caitong Securities Co. Ltd., Class A	674,310	661,935
	Camel Group Co. Ltd., Class A	216,320	253,173
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	173,200	109,361
	Canny Elevator Co. Ltd., Class A	211,052	191,943
*	Capital Environment Holdings Ltd.	12,116,000	200,709
	Carrianna Group Holdings Co. Ltd.	3,478,391	181,846
††	CECEP COSTIN New Materials Group Ltd.	132,000	1,892
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	1,217,783

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CECEP Wind-Power Corp., Class A	1,334,900	$784,794
	Central China Management Co. Ltd.	7,334,350	505,548
	Central China New Life Ltd.	110,000	31,178
#	Central China Real Estate Ltd.	5,227,836	137,062
	Central China Securities Co. Ltd., Class H	217,000	26,256
	CGN New Energy Holdings Co. Ltd.	6,484,000	1,741,823
	CGN Nuclear Technology Development Co. Ltd., Class A	179,700	180,669
	Changchun Faway Automobile Components Co. Ltd., Class A	121,820	141,994
	Changjiang Securities Co. Ltd., Class A	1,260,190	902,272
	Chaowei Power Holdings Ltd.	3,472,000	681,215
*	Cheetah Mobile, Inc., ADR	41,986	76,415
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	284,608	464,346
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	305,140
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	83,100	201,164
	Chengdu Wintrue Holding Co. Ltd., Class A	258,800	403,077
	Chengtun Mining Group Co. Ltd., Class A	610,764	465,015
	Chenguang Biotech Group Co., Ltd., Class A	40,200	89,435
*	Chengzhi Co. Ltd., Class A	128,211	156,855
	China Aerospace International Holdings Ltd.	12,534,000	550,435
	China Aircraft Leasing Group Holdings Ltd.	896,000	372,859
	China BlueChemical Ltd., Class H	10,212,878	1,949,426
Ω	China Bohai Bank Co. Ltd., Class H	957,000	118,309
# *	China Boton Group Co. Ltd.	262,000	73,935
	China CAMC Engineering Co. Ltd., Class A	347,300	365,584
	China Cinda Asset Management Co. Ltd., Class H	35,063,000	3,257,047
	China CITIC Bank Corp. Ltd., Class H	35,552,112	13,401,633
	China Coal Energy Co. Ltd., Class H	11,535,000	8,482,878
	China Communications Services Corp. Ltd., Class H	14,763,071	4,119,402
*	China Conch Environment Protection Holdings Ltd.	166,500	49,092
	China Conch Venture Holdings Ltd.	3,609,500	5,323,637
	China Construction Bank Corp., Class H	437,755,101	232,311,487
	China CSSC Holdings Ltd., Class A	375,700	1,369,027
*	China CYTS Tours Holding Co. Ltd., Class A	12,460	18,429
	China Design Group Co. Ltd., Class A	48,100	50,739
# *	China Dili Group	4,137,899	347,915
*	China Dongxiang Group Co. Ltd.	4,834,000	143,491
# *	China Eastern Airlines Corp. Ltd., Class H	12,862,000	4,243,922
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	137,187
	China Energy Engineering Corp. Ltd.	7,387,830	2,318,225
#	China Energy Engineering Corp. Ltd., Class H	3,222,000	324,016
	China Everbright Bank Co. Ltd., Class H	13,495,000	3,489,191
# Ω	China Everbright Greentech Ltd.	3,443,000	561,276
	China Everbright Ltd.	7,501,869	3,955,464
* ††	China Financial Services Holdings Ltd.	94,200	3,826
	China Foods Ltd.	2,294,000	584,600
	China Galaxy Securities Co. Ltd., Class H	16,407,500	6,143,902
	China Gas Holdings Ltd.	12,293,800	10,910,495
#	China Glass Holdings Ltd.	4,496,000	360,919
	China Gold International Resources Corp. Ltd.	234,100	543,973
*	China Grand Automotive Services Group Co. Ltd., Class A	217,500	61,404
	China Great Wall Securities Co. Ltd., Class A	307,400	341,208
	China Greatwall Technology Group Co. Ltd., Class A	608,300	931,231
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	817,525
	China Hanking Holdings Ltd.	911,000	83,656
#	China Harmony Auto Holding Ltd.	5,140,000	582,311
* ††	China High Precision Automation Group Ltd.	429,000	12,502
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	220,587
*	China High Speed Transmission Equipment Group Co. Ltd.	1,889,000	767,637
	China Hongqiao Group Ltd.	10,475,000	7,413,667

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*†† Ω	China Huarong Asset Management Co. Ltd., Class H	46,911,000	$1,339,491
††	China Huiyuan Juice Group Ltd.	4,269,983	190,716
	China International Marine Containers Group Co. Ltd., Class H	4,735,020	3,014,014
#	China Isotope & Radiation Corp	8,000	12,334
#	China Jinmao Holdings Group Ltd.	30,378,580	4,024,947
	China Jushi Co. Ltd., Class A	1,274,148	2,045,493
#	China Kepei Education Group Ltd.	1,630,000	400,832
	China Lesso Group Holdings Ltd.	6,814,000	5,530,569
	China Life Insurance Co. Ltd., Class H	12,760,000	13,914,228
	China Lilang Ltd.	1,763,000	761,794
# *	China Longevity Group Co. Ltd.	1,152,649	37,738
* ††	China Maple Leaf Educational Systems Ltd.	7,422,000	251,508
	China Medical System Holdings Ltd.	4,164,000	4,550,933
	China Meheco Co. Ltd., Class A	425,320	735,163
	China Merchants Bank Co. Ltd., Class H	15,432,500	50,524,458
	China Merchants Land Ltd.	11,986,000	840,647
	China Merchants Port Holdings Co. Ltd.	6,483,231	7,600,921
	China Merchants Property Operation & Service Co. Ltd., Class A	91,200	168,348
Ω	China Merchants Securities Co. Ltd., Class H	782,020	725,171
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,361,110	2,453,809
# * ††	China Metal Recycling Holdings Ltd.	3,259,800	0
#	China Minsheng Banking Corp. Ltd., Class H	19,482,900	5,658,310
#	China Modern Dairy Holdings Ltd.	10,284,000	1,046,882
	China National Accord Medicines Corp. Ltd., Class A	214,406	928,387
	China National Building Material Co. Ltd., Class H	24,155,250	14,026,133
	China National Medicines Corp. Ltd., Class A	258,300	928,002
	China National Nuclear Power Co. Ltd., Class A	5,075,483	4,200,827
Ω	China New Higher Education Group Ltd.	2,511,000	575,864
*	China New Town Development Co. Ltd.	4,050,522	26,798
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	376,800	231,033
*	China Oil & Gas Group Ltd.	18,900,000	590,154
	China Oilfield Services Ltd., Class H	8,022,000	9,030,517
	China Oriental Group Co. Ltd.	6,778,000	940,904
	China Overseas Grand Oceans Group Ltd.	11,798,742	3,333,162
	China Overseas Land & Investment Ltd.	19,311,000	36,901,751
	China Pacific Insurance Group Co. Ltd., Class H	10,245,400	16,515,513
	China Petroleum & Chemical Corp., Class H	79,663,575	31,572,773
	China Pioneer Pharma Holdings Ltd.	214,000	52,641
* ††	China Properties Group Ltd.	3,380,000	33,500
	China Publishing & Media Co. Ltd., Class A	477,385	275,871
	China Railway Group Ltd., Class H	16,082,000	6,992,692
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,898,000	1,681,071
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	216,419
*	China Rare Earth Holdings Ltd.	4,650,600	228,183
	China Reinsurance Group Corp., Class H	24,824,000	1,312,363
Ω	China Renaissance Holdings Ltd.	192,200	145,713
	China Resources Cement Holdings Ltd.	14,722,000	5,321,501
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	512,181	1,261,306
	China Resources Gas Group Ltd.	2,851,200	7,302,405
#	China Resources Land Ltd.	17,288,000	54,090,402
	China Resources Medical Holdings Co. Ltd.	5,256,500	2,510,691
Ω	China Resources Pharmaceutical Group Ltd.	9,373,500	6,323,178
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	328,031	2,453,494
	China Risun Group Ltd.	1,933,000	681,912
	China Sanjiang Fine Chemicals Co. Ltd.	4,261,000	738,282
	China SCE Group Holdings Ltd.	10,475,000	541,123
	China Science Publishing & Media Ltd., Class A	232,700	237,368
#* Ω	China Shengmu Organic Milk Ltd.	729,000	24,120

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Shenhua Energy Co. Ltd., Class H	15,790,500	$41,479,393
	China Shineway Pharmaceutical Group Ltd.	1,904,000	1,144,228
#	China Shuifa Singyes Energy Holdings Ltd.	926,000	90,929
*	China Silver Group Ltd.	8,388,000	277,759
# *	China South City Holdings Ltd.	26,638,000	1,271,626
	China South Publishing & Media Group Co. Ltd., Class A	602,000	787,441
*	China Southern Airlines Co. Ltd., Class H	7,060,000	3,644,680
	China Starch Holdings Ltd.	13,595,000	311,391
	China State Construction Engineering Corp. Ltd., Class A	14,794,906	9,620,589
	China Sunshine Paper Holdings Co. Ltd.	1,963,000	407,405
	China Taiping Insurance Holdings Co. Ltd.	9,037,800	6,259,057
# *	China Tianrui Group Cement Co. Ltd.	45,000	33,804
	China Tianying, Inc., Class A	948,700	627,352
Ω	China Tower Corp. Ltd., Class H	158,340,000	14,325,790
	China Traditional Chinese Medicine Holdings Co. Ltd.	17,102,000	7,392,300
*	China TransInfo Technology Co. Ltd., Class A	398,482	488,166
*	China Travel International Investment Hong Kong Ltd.	13,581,631	2,110,268
	China Tungsten & Hightech Materials Co. Ltd., Class A	302,733	597,893
	China Vanke Co. Ltd., Class H	8,314,005	10,669,588
* Ω	China Vast Industrial Urban Development Co. Ltd.	1,490,000	451,369
	China West Construction Group Co. Ltd., Class A	358,900	327,618
* ††	China Wood Optimization Holding Ltd.	88,000	1,892
Ω	China Xinhua Education Group Ltd.	294,000	29,974
#	China XLX Fertiliser Ltd.	2,000,000	763,391
	China Yongda Automobiles Services Holdings Ltd.	5,088,000	2,282,207
*	China ZhengTong Auto Services Holdings Ltd.	4,603,500	178,678
*	China Zheshang Bank Co. Ltd., Class H	24,000	8,280
# * ††	China Zhongwang Holdings Ltd.	13,622,954	546,678
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	536,800	628,505
	Chongqing Changan Automobile Co. Ltd., Class A	1,560,666	2,415,254
	Chongqing Department Store Co. Ltd., Class A	222,784	607,231
*	Chongqing Dima Industry Co. Ltd., Class A	1,242,992	344,141
*	Chongqing Iron & Steel Co. Ltd., Class H	798,000	61,979
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	61,824
	Chongqing Rural Commercial Bank Co. Ltd., Class H	14,049,000	4,258,259
	Chongqing Sanfeng Environment Group Corp., Ltd., Class A	363,700	322,093
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	662,300	584,209
	Chow Tai Seng Jewellery Co. Ltd., Class A	185,700	281,703
	Chu Kong Shipping Enterprises Group Co. Ltd.	526,000	46,865
	CIFI Ever Sunshine Services Group Ltd.	698,000	153,925
	CIFI Holdings Group Co. Ltd.	18,576,642	1,230,609
	CIMC Enric Holdings Ltd.	3,824,000	3,727,280
	Cinda Real Estate Co. Ltd., Class A	783,100	442,165
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	283,480
	CITIC Ltd.	20,793,483	18,606,928
	CITIC Resources Holdings Ltd.	15,150,000	665,663
	CITIC Securities Co. Ltd., Class H	5,618,325	8,394,644
	City Development Environment Co. Ltd., Class A	50,400	65,801
*	Citychamp Watch & Jewellery Group Ltd.	476,000	61,829
*	CMGE Technology Group Ltd.	914,000	143,264
	CMOC Group Ltd., Class H	6,585,000	2,120,053
	CMST Development Co. Ltd., Class A	608,600	382,958
*	CNFinance Holdings Ltd., ADR	5,312	9,030
	CNHTC Jinan Truck Co. Ltd., Class A	340,258	528,731
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	654,930
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	112,188	208,871
	COFCO Biotechnology Co. Ltd., Class A	518,300	572,963
	COFCO Joycome Foods Ltd.	9,454,000	1,985,701
* ††	Colour Life Services Group Co. Ltd.	2,811,548	166,551

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Comba Telecom Systems Holdings Ltd.	1,318,000	$184,810
	Concord New Energy Group Ltd.	35,720,000	2,729,157
	Consun Pharmaceutical Group Ltd.	2,327,000	871,612
*	Coolpad Group Ltd.	13,182,079	124,416
	COSCO SHIPPING Development Co. Ltd., Class H	13,811,000	1,600,617
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,546,000	3,311,461
	COSCO SHIPPING Holdings Co. Ltd., Class H	11,566,500	12,464,887
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,614,000	1,054,400
	COSCO SHIPPING Ports Ltd.	11,416,389	5,629,892
#	Country Garden Holdings Co. Ltd.	37,862,106	4,880,103
	CPMC Holdings Ltd.	4,066,000	1,970,346
*	CPT Technology Group Co., Ltd., Class A	415,000	112,619
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	355,332
# *	Crazy Sports Group Ltd.	8,236,000	197,141
	CSG Holding Co. Ltd., Class A	567,849	534,032
#	CSSC Hong Kong Shipping Co. Ltd.	916,000	115,314
	CTS International Logistics Corp. Ltd., Class A	337,870	517,606
Ω	Dali Foods Group Co. Ltd.	3,807,500	1,567,290
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	464,750
	Daqin Railway Co. Ltd., Class A	6,459,961	5,673,583
	Dare Power Dekor Home Co. Ltd., Class A	144,600	154,967
	Dashang Co. Ltd., Class A	178,708	383,255
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	91,784
	Dazhong Transportation Group Co. Ltd., Class A	359,539	138,954
	Dazzle Fashion Co. Ltd., Class A	185,600	342,595
	DBG Technology Co. Ltd., Class A	298,278	389,288
#	Dexin China Holdings Co. Ltd.	1,241,000	107,615
	DHC Software Co. Ltd., Class A	701,900	594,230
	Digital China Group Co. Ltd., Class A	227,300	833,091
	Digital China Holdings Ltd.	3,712,000	1,470,112
	Digital China Information Service Co. Ltd., Class A	316,700	502,705
	Dong-E-E-Jiao Co. Ltd., Class A	202,013	1,039,298
	Dongfang Electric Corp. Ltd., Class H	1,237,400	1,866,244
	Dongfeng Motor Group Co. Ltd., Class H	13,572,000	6,140,029
	Dongguan Development Holdings Co. Ltd., Class A	164,900	198,383
	Dongjiang Environmental Co. Ltd., Class H	51,000	13,455
	Dongxing Securities Co. Ltd., Class A	763,900	814,126
	Dongyue Group Ltd.	5,614,000	4,872,287
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	638,000	174,906
	East Group Co. Ltd., Class A	40,100	38,192
	E-Commodities Holdings Ltd.	5,880,000	778,744
	Edvantage Group Holdings Ltd.	339,291	76,508
	EIT Environmental Development Group Co. Ltd., Class A	700	1,478
*	Elion Energy Co. Ltd., Class A	807,498	500,345
	Enjoyor Technology Co. Ltd., Class A	103,300	96,496
	ENN Natural Gas Co. Ltd., Class A	219,900	468,459
	Eoptolink Technology, Inc.Ltd., Class A	106,300	377,508
	Era Co. Ltd., Class A	115,300	68,999
	Essex Bio-technology Ltd.	207,000	83,806
	Eternal Asia Supply Chain Management Ltd., Class A	357,800	256,477
#	EVA Precision Industrial Holdings Ltd.	3,990,000	523,418
	Everbright Jiabao Co. Ltd., Class A	607,266	216,798
# Ω	Everbright Securities Co. Ltd., Class H	1,237,000	669,425
# *	Fang Holdings Ltd., ADR	3,666	1,943
*	Fangda Carbon New Material Co. Ltd., Class A	915,594	754,710
	Fangda Special Steel Technology Co. Ltd., Class A	631,970	494,196
#	Fanhua, Inc., Sponsored ADR	2,527	12,205
	Far East Horizon Ltd.	7,898,000	6,099,070
	FAW Jiefang Group Co. Ltd., Class A	724,752	691,909

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	327,778	$620,563
*	FIH Mobile Ltd.	3,360,000	273,970
	Financial Street Holdings Co. Ltd., Class A	569,730	362,039
	FinVolution Group, ADR	239,660	1,040,124
	First Capital Securities Co. Ltd., Class A	444,900	339,343
#	Fosun International Ltd.	11,421,683	6,979,814
	Founder Securities Co. Ltd., Class A	1,689,907	1,467,647
	Foxconn Industrial Internet Co. Ltd., Class A	2,764,793	3,111,292
	FriendTimes, Inc.	52,000	6,833
#	Fu Shou Yuan International Group Ltd.	3,066,000	1,531,718
*	Fuan Pharmaceutical Group Co. Ltd., Class A	571,196	283,944
	Fufeng Group Ltd.	9,658,000	5,008,615
	Fujian Funeng Co. Ltd., Class A	364,944	536,154
	Fujian Longking Co. Ltd., Class A	325,100	631,444
	Fujian Star-net Communication Co. Ltd., Class A	84,700	246,426
	Fujian Sunner Development Co. Ltd., Class A	422,598	1,271,697
	Fulongma Group Co. Ltd., Class A	164,900	199,192
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	78,600	381,377
	Gansu Qilianshan Cement Group Co. Ltd., Class A	256,400	339,326
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	459,708
	GCL Energy Technology Co. Ltd.	223,900	417,775
	GCL New Energy Holdings Ltd.	451,448	30,481
# *	GCL Technology Holdings Ltd.	28,393,000	7,196,402
*	GDS Holdings Ltd., Class A	631,400	704,738
	Geely Automobile Holdings Ltd.	19,494,000	20,979,077
	GEM Co. Ltd., Class A	1,160,200	1,182,973
	Gemdale Corp., Class A	1,233,354	1,327,539
	Gemdale Properties & Investment Corp. Ltd.	33,644,000	1,843,409
Ω	Genertec Universal Medical Group Co. Ltd.	5,727,000	2,393,939
*	Genimous Technology Co. Ltd., Class A	156,700	118,215
	GF Securities Co. Ltd., Class H	3,319,000	3,376,779
	Giant Network Group Co. Ltd., Class A	274,000	291,157
*	Glorious Property Holdings Ltd.	17,341,000	245,226
*	Glory Health Industry Ltd.	4,991,000	178,797
# *	Glory Sun Financial Group Ltd.	2,780,000	6,382
	Goldcard Smart Group Co. Ltd.	156,680	209,864
*	Golden Eagle Retail Group Ltd.	12,000	7,253
	GoldenHome Living Co. Ltd., Class A	68,570	234,587
	Goldenmax International Group Ltd., Class A	301,200	329,127
	Goldlion Holdings Ltd.	1,887,000	269,385
	Goldpac Group Ltd.	1,296,000	209,470
*	Grand Baoxin Auto Group Ltd.	5,544,500	258,967
*	Grand Industrial Holding Group Co. Ltd.	62,200	70,857
	Grand Pharmaceutical Group Ltd., Class L.	3,280,000	1,403,495
*	Grandjoy Holdings Group Co. Ltd., Class A	1,447,500	625,626
*	Greattown Holdings Ltd., Class A	1,264,000	545,036
#	Greatview Aseptic Packaging Co. Ltd.	1,816,000	254,504
	Gree Electric Appliances, Inc. of Zhuhai, Class A	1,066,200	4,198,782
*	Greenland Holdings Corp. Ltd., Class A	3,863,244	1,390,992
#	Greenland Hong Kong Holdings Ltd.	7,597,575	391,769
#	Greentown China Holdings Ltd.	5,221,091	4,981,291
	GRG Banking Equipment Co. Ltd., Class A	676,700	873,793
	Guangdong Advertising Group Co. Ltd., Class A	394,637	226,896
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	352,289
	Guangdong Dongpeng Holdings Co. Ltd.	104,400	99,745
	Guangdong Dowstone Technology Co., Ltd., Class A	123,399	242,196
	Guangdong HEC Technology Holding Co. Ltd., Class A	886,400	1,129,778
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	465,100	246,066
	Guangdong Hybribio Biotech Co. Ltd., Class A	79,600	222,607

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Provincial Expressway Development Co. Ltd., Class A	47,100	$45,367
	Guangdong Shirongzhaoye Co. Ltd., Class A	163,300	115,228
	Guangdong South New Media Co. Ltd., Class A	29,400	128,317
	Guangdong Tapai Group Co. Ltd., Class A	353,173	326,773
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	108,235	237,373
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	285,510
	Guanghui Energy Co. Ltd., Class A	2,151,138	3,031,349
# *	Guangshen Railway Co. Ltd., Class H	6,758,000	879,267
	Guangxi Liugong Machinery Co. Ltd., Class A	457,590	366,161
	Guangxi LiuYao Group Co. Ltd., Class A	152,811	375,712
	Guangzhou Automobile Group Co. Ltd., Class H	8,534,000	5,200,629
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	700,000	1,561,623
	Guangzhou Haige Communications Group, Inc. Co., Class A	480,200	557,018
	Guangzhou KDT Machinery Co. Ltd., Class A	49,200	103,033
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	764,356	584,341
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	202,300	179,626
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	952,832	876,040
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	391,400	276,706
	Guosen Securities Co. Ltd., Class A	1,174,527	1,390,350
*	Guosheng Financial Holding, Inc., Class A	257,924	264,742
# Ω	Guotai Junan Securities Co. Ltd., Class H	1,740,600	1,758,521
	Guoyuan Securities Co. Ltd., Class A	771,550	660,984
	Haier Smart Home Co. Ltd., Class A	1,721,796	4,914,177
*	Hainan Meilan International Airport Co. Ltd., Class H	432,000	670,956
	Haitian International Holdings Ltd.	1,500,000	3,003,237
	Haitong Securities Co. Ltd., Class H	10,983,200	5,368,899
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	158,000	9,567
*	Hand Enterprise Solutions Co. Ltd., Class A	310,700	381,879
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	275,500	726,528
	Hangcha Group Co. Ltd., Class A	207,500	467,423
	Hangxiao Steel Structure Co. Ltd., Class A	585,322	314,048
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	474,100	582,099
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	24,200	66,284
	Hangzhou Haoyue Personal Care Co., Ltd., Class A	2,100	11,964
	Hangzhou Robam Appliances Co. Ltd., Class A	150,000	421,540
	Han’s Laser Technology Industry Group Co. Ltd., Class A	470,614	1,638,542
#* Ω	Harbin Bank Co. Ltd., Class H	1,611,000	54,394
*	Harbin Electric Co. Ltd., Class H	3,979,474	1,343,585
	HBIS Resources Co. Ltd., Class A	107,800	139,082
*	HC Group, Inc.	1,280,000	41,095
	Health & Happiness H&H International Holdings Ltd.	558,000	526,108
*	Healthcare Co., Ltd., Class A	15,000	19,042
*	Hebei Construction Group Corp. Ltd., Class H	322,500	27,083
	Hefei Urban Construction Development Co. Ltd., Class A	85,369	72,855
#	Hello Group, Inc., Sponsored ADR	186,735	877,654
	Henan Lingrui Pharmaceutical Co., Class A	325,900	645,313
	Henan Pinggao Electric Co. Ltd., Class A	382,800	376,390
*	Henan Senyuan Electric Co. Ltd., Class A	116,300	54,189
	Henan Shenhuo Coal & Power Co. Ltd., Class A	607,600	1,168,723
	Henan Thinker Automatic Equipment Co. Ltd., Class A	46,788	81,353
	Henan Yuguang Gold & Lead Co. Ltd., Class A	125,800	83,663
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	221,694
	Hengan International Group Co. Ltd.	2,689,000	10,425,923
*	Hengdeli Holdings Ltd.	14,156,000	441,222
	Hengli Petrochemical Co. Ltd., Class A	1,708,574	3,600,285
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,749,670
	Hengyi Petrochemical Co. Ltd., Class A	1,565,641	1,439,959
	Hesteel Co. Ltd., Class A	3,844,300	1,142,365
	Hexing Electrical Co. Ltd., Class A	202,190	486,357

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hi Sun Technology China Ltd.	9,864,000	$950,676
	Hisense Home Appliances Group Co. Ltd., Class H	504,000	416,999
*	Holitech Technology Co. Ltd., Class A	1,226,800	446,634
*	Hongda Xingye Co. Ltd., Class A	890,556	400,728
*	Honghua Group Ltd.	15,729,000	390,686
*	Hongli Zhihui Group Co. Ltd., Class A	72,500	72,184
*†† Ω	Honworld Group Ltd.	1,002,500	73,511
Ω	Hope Education Group Co. Ltd.	5,706,000	352,519
#	Hopson Development Holdings Ltd.	4,970,350	3,984,641
††	Hua Han Health Industry Holdings Ltd.	17,852,160	128,041
* Ω	Hua Hong Semiconductor Ltd.	2,430,000	5,692,123
	Huaan Securities Co. Ltd., Class A	1,731,080	1,046,642
	Huadong Medicine Co. Ltd., Class A	311,897	1,754,823
	Huafon Chemical Co. Ltd., Class A	1,400,348	1,279,929
*	Huafon Microfibre Shanghai Technology Co. Ltd.	680,900	350,502
	Huafu Fashion Co. Ltd., Class A	458,898	190,324
	Huagong Tech Co. Ltd., Class A	203,200	468,466
	Huaibei Mining Holdings Co. Ltd., Class A	390,800	696,854
	Huapont Life Sciences Co. Ltd., Class A	550,100	396,142
Ω	Huatai Securities Co. Ltd., Class H	4,922,800	4,820,686
	Huaxi Securities Co. Ltd., Class A	598,255	603,322
	Huaxia Bank Co. Ltd., Class A	3,027,300	1,988,804
	Huaxin Cement Co. Ltd., Class A	624,228	1,148,064
	Huayu Automotive Systems Co. Ltd., Class A	1,269,645	2,918,466
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,614,997	637,623
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	398,494	1,781,061
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	268,600	1,042,833
	Huishang Bank Corp. Ltd., Class H	1,603,900	499,034
	Humanwell Healthcare Group Co. Ltd., Class A	103,200	284,141
	Hunan Aihua Group Co. Ltd., Class A	97,600	323,347
	Hunan Gold Corp. Ltd., Class A	391,600	710,580
	Hunan Valin Steel Co. Ltd., Class A	2,235,080	1,225,881
# *	HUYA, Inc., ADR	107,395	200,829
*	Hytera Communications Corp. Ltd., Class A	591,700	427,518
* Ω	iDreamSky Technology Holdings Ltd.	286,000	107,626
Ω	IMAX China Holding, Inc.	33,100	19,048
	Industrial & Commercial Bank of China Ltd., Class H	221,136,996	96,010,020
	Industrial Bank Co. Ltd., Class A	7,629,753	15,738,511
*	Industrial Securities Co. Ltd., Class A	2,239,692	1,678,181
	Infore Environment Technology Group Co. Ltd., Class A	675,756	432,121
#* Ω	Ingdan, Inc.	1,339,000	216,685
*	Inkeverse Group Ltd.	1,693,000	170,443
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	2,005,975
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	804,437	1,362,816
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	185,220	354,033
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	1,782,075
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	203,800	160,753
	Inner Mongolia Yitai Coal Co. Ltd., Class H	379,000	451,764
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	668,393
	Inspur Electronic Information Industry Co. Ltd., Class A	307,400	970,287
	Intco Medical Technology Co. Ltd., Class A	174,113	508,176
*	IRICO Group New Energy Co. Ltd., Class H	13,600	12,225
	JCET Group Co. Ltd., Class A	687,546	2,271,534
# *	JH Educational Technology, Inc.	104,000	14,755
*	Jiajiayue Group Co. Ltd., Class A	220,300	290,358
	Jiangling Motors Corp. Ltd., Class A	245,529	477,372
*	Jiangnan Group Ltd.	14,145,000	369,540
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	9,711	136,593

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	791,562	$760,317
	Jiangsu Eastern Shenghong Co. Ltd., Class A	7,953	13,413
	Jiangsu Guotai International Group Co. Ltd., Class A	521,260	577,984
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	15,400	30,656
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	743,220	378,462
	Jiangsu Linyang Energy Co. Ltd., Class A	342,000	346,508
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	214,800	595,260
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	578,561	1,000,348
	Jiangsu Shagang Co. Ltd., Class A	395,900	211,127
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	228,000	368,113
	Jiangsu Sopo Chemical Co., Class A	80,929	89,854
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	311,400	1,388,329
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	982,958	599,467
	Jiangsu Zhongtian Technology Co. Ltd., Class A	508,600	1,533,351
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,284,700	445,347
	Jiangxi Copper Co. Ltd., Class H	4,503,000	4,920,704
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	244,639
	Jiangzhong Pharmaceutical Co. Ltd., Class A	302,480	629,020
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	180,000	124,599
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	413,156	783,158
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	47,113	13,084
	Jinchuan Group International Resources Co. Ltd.	1,450,000	96,038
* ††	Jingrui Holdings Ltd.	3,534,000	199,218
# *	JinkoSolar Holding Co. Ltd., ADR	130,081	6,176,246
# *	Jinmao Property Services Co. Ltd.	458,891	140,512
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,237,541
	Jinneng Science&Technology Co. Ltd., Class A	386,533	475,931
	Jiuzhitang Co. Ltd., Class A	421,200	501,180
	Jizhong Energy Resources Co. Ltd., Class A	1,185,500	986,136
	JNBY Design Ltd.	406,000	319,776
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	851,916	1,364,719
	Jointown Pharmaceutical Group Co. Ltd., Class A	584,972	1,008,505
*	Joy City Property Ltd.	20,036,000	518,744
	Joyoung Co. Ltd., Class A	79,500	158,448
#	JOYY, Inc., ADR	177,211	4,471,034
	JSTI Group, Class A	308,575	243,655
	Ju Teng International Holdings Ltd.	5,890,249	905,584
*	Juneyao Airlines Co. Ltd., Class A	150,100	281,694
*	Jutal Offshore Oil Services Ltd.	590,000	35,285
*	Kaiser China Cultural Co. Ltd., Class A	41,200	25,370
* Ω	Kangda International Environmental Co. Ltd.	3,759,000	282,573
*	Kasen International Holdings Ltd.	2,592,000	150,459
	Keeson Technology Corp. Ltd., Class A	14,200	25,328
*	Keshun Waterproof Technologies Co. Ltd., Class A	347,400	456,212
	Kinetic Development Group Ltd.	296,000	21,475
	Kingboard Holdings Ltd.	4,205,845	10,382,793
	Kingboard Laminates Holdings Ltd.	4,804,500	3,838,211
	Kingfa Sci & Tech Co. Ltd., Class A	602,400	800,608
	Kingsoft Corp. Ltd.	3,562,000	10,786,242
	Konka Group Co. Ltd., Class A	271,000	180,902
	KPC Pharmaceuticals, Inc., Class A	364,200	784,581
	Kunlun Energy Co. Ltd.	19,192,000	11,470,472
	Kunlun Tech Co. Ltd., Class A	378,900	677,155
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	183,085	175,941
	KWG Group Holdings Ltd.	8,298,000	803,017
	KWG Living Group Holdings Ltd.	6,977,250	657,085
*	Lakala Payment Co. Ltd., Class A	202,813	407,986
	Lao Feng Xiang Co. Ltd., Class A	123,154	648,657
	LB Group Co. Ltd., Class A	770,633	1,626,622

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Lee & Man Chemical Co. Ltd.	254,000	$161,069
	Lee & Man Paper Manufacturing Ltd.	8,366,000	2,536,323
	Lee’s Pharmaceutical Holdings Ltd.	1,039,500	182,857
Ω	Legend Holdings Corp., Class H	2,518,800	2,117,210
	Lenovo Group Ltd.	74,000	59,141
	Lens Technology Co. Ltd., Class A	984,961	1,347,847
*	Leo Group Co. Ltd., Class A	2,336,500	549,251
	Lepu Medical Technology Beijing Co. Ltd., Class A	332,600	1,153,143
*	LexinFintech Holdings Ltd., ADR	224,980	305,973
	Leyard Optoelectronic Co. Ltd., Class A	669,100	517,385
	Lianhe Chemical Technology Co. Ltd., Class A	86,400	222,113
	Liao Ning Oxiranchem, Inc., Class A	95,500	105,182
	Liaoning Cheng Da Co. Ltd., Class A	400,300	675,594
	Lier Chemical Co. Ltd., Class A	244,860	611,561
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	394,293	139,252
*	Lingyi iTech Guangdong Co., Class A	2,232,465	1,447,958
	Liuzhou Iron & Steel Co. Ltd., Class A	280,000	130,025
	Livzon Pharmaceutical Group, Inc., Class H	460,800	1,206,125
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	60,300	230,488
	Logan Group Co. Ltd.	1,814,000	73,640
	Long Yuan Construction Group Co. Ltd., Class A	565,700	419,533
Ω	Longfor Group Holdings Ltd.	8,085,500	10,302,416
	Longhua Technology Group Luoyang Co. Ltd., Class A	69,200	65,750
	Lonking Holdings Ltd.	12,189,000	1,676,930
	Luenmei Quantum Co. Ltd., Class A	519,200	443,626
*	Luoniushan Co. Ltd., Class A	661,991	572,552
	Luxi Chemical Group Co. Ltd., Class A	608,000	948,567
#* Ω	Luye Pharma Group Ltd.	11,045,000	2,684,975
# *	LVGEM China Real Estate Investment Co. Ltd.	2,054,000	196,318
#	Maanshan Iron & Steel Co. Ltd., Class H	5,417,775	869,178
	Maccura Biotechnology Co. Ltd., Class A	135,000	360,894
	Mango Excellent Media Co. Ltd., Class A	470,794	1,419,345
#* Ω	Maoyan Entertainment	495,000	288,682
*	Maoye International Holdings Ltd.	5,595,000	143,983
*	Markor International Home Furnishings Co. Ltd., Class A	928,600	328,605
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	350,466
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,107,300	648,215
#* Ω	Meitu, Inc.	2,299,000	199,068
	Metallurgical Corp. of China Ltd., Class H	13,359,000	2,127,188
	M-Grass Ecology & Environment Group Co. Ltd., Class A	152,500	65,602
Ω	Midea Real Estate Holding Ltd.	464,400	324,507
	Min Xin Holdings Ltd.	708,418	272,649
	Ming Yang Smart Energy Group Ltd., Class A	376,000	1,286,956
*	Mingfa Group International Co. Ltd.	608,000	30,512
	Minmetals Land Ltd.	9,789,205	554,407
Ω	Minsheng Education Group Co. Ltd.	1,078,000	59,000
	Minth Group Ltd.	3,478,000	6,858,142
	MLS Co. Ltd., Class A	513,262	587,313
*	MMG Ltd.	12,032,000	2,372,553
	Monalisa Group Co. Ltd., Class A	52,800	90,247
*	Myhome Real Estate Development Group Co. Ltd., Class A	81,500	14,301
	MYS Group Co. Ltd., Class A	393,300	186,195
	Nanjing Iron & Steel Co. Ltd., Class A	1,513,200	633,304
	Nanjing Securities Co. Ltd., Class A	213,400	232,065
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	570,500	652,985
	NavInfo Co. Ltd., Class A	404,200	657,576
	NetDragon Websoft Holdings Ltd.	1,092,500	1,834,451
	New China Life Insurance Co. Ltd., Class H	3,525,300	5,598,445
*	New Hope Liuhe Co. Ltd., Class A	640,464	1,135,328

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	New World Department Store China Ltd.	2,778,000	$198,249
	Newland Digital Technology Co. Ltd., Class A	352,060	665,002
	Nexteer Automotive Group Ltd.	5,382,000	2,912,969
#	Nine Dragons Paper Holdings Ltd.	10,007,000	5,930,817
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	47,200	39,882
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	708,968
*	Ningbo Joyson Electronic Corp., Class A	293,341	617,364
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	300,400	567,061
	Ningbo Zhoushan Port Co. Ltd., Class A	1,639,800	780,343
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	54,913
*	Noah Holdings Ltd., Sponsored ADR	26,604	349,044
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	397,153
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	323,767
	Northeast Securities Co. Ltd., Class A	765,100	666,225
	NSFOCUS Technologies Group Co. Ltd., Class A	112,900	174,851
*	NVC International Holdings Ltd.	5,629,000	69,033
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	765,930
*	OFILM Group Co. Ltd., Class A	740,600	475,710
	Opple Lighting Co. Ltd., Class A	42,600	91,849
	ORG Technology Co. Ltd., Class A	714,820	464,836
*	Orient Group, Inc., Class A	647,440	222,203
	Orient Overseas International Ltd.	17,500	255,730
Ω	Orient Securities Co. Ltd., Class H	2,444,800	912,348
	Oriental Energy Co. Ltd., Class A	441,680	497,862
	Oriental Pearl Group Co. Ltd., Class A	912,860	755,663
*	Ourpalm Co. Ltd., Class A	878,900	352,281
*	Overseas Chinese Town Asia Holdings Ltd.	1,014,000	103,303
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	47,800	119,071
	PAX Global Technology Ltd.	4,465,000	3,509,126
	PCI Technology Group Co. Ltd., Class A	582,600	453,851
	People’s Insurance Co. Group of China Ltd. , Class H	28,122,000	7,771,788
	Perfect World Co. Ltd., Class A	299,000	466,425
	PetroChina Co. Ltd., Class H	107,982,000	41,306,030
	PICC Property & Casualty Co. Ltd., Class H	27,455,000	25,322,050
	Ping An Bank Co. Ltd., Class A	5,790,773	8,220,254
	Ping An Insurance Group Co. of China Ltd., Class H	27,792,500	111,264,230
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	1,073,103	1,625,113
*	Polaris Bay Group Co. Ltd., Class A	568,670	534,007
*	Poly Culture Group Co. Ltd., Class H	402,000	157,485
	Poly Property Group Co. Ltd.	12,787,870	2,003,763
# Ω	Postal Savings Bank of China Co. Ltd., Class H	26,499,000	12,289,184
	Pou Sheng International Holdings Ltd.	9,206,000	463,708
	Power Construction Corp. of China Ltd., Class A	3,044,520	2,941,966
	Powerlong Real Estate Holdings Ltd.	497,285	40,582
#	Prinx Chengshan Holding Ltd.	214,000	185,352
*	Pujiang International Group Ltd.	153,000	41,888
# *	PW Medtech Group Ltd.	1,439,000	120,470
*	Q Technology Group Co. Ltd.	2,050,000	809,410
	Qingdao East Steel Tower Stock Co. Ltd., Class A	255,900	281,135
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	171,436	317,355
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	757,183
# Ω	Qingdao Port International Co. Ltd., Class H	727,000	304,835
	Qingdao Rural Commercial Bank Corp., Class A	1,269,000	481,852
	Qingdao TGOOD Electric Co. Ltd., Class A	176,300	362,628
	Qingling Motors Co. Ltd., Class H	5,326,000	598,058
	Qinhuangdao Port Co. Ltd., Class H	845,000	104,419
*	Qudian, Inc., Sponsored ADR	319,605	265,272
#	Radiance Holdings Group Co. Ltd.	783,000	323,461
	Rainbow Digital Commercial Co. Ltd., Class A	588,176	403,055

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Realcan Pharmaceutical Group Co. Ltd., Class A	467,929	$268,279
Ω	Red Star Macalline Group Corp. Ltd., Class H	1,858,097	469,584
#* Ω	Redco Properties Group Ltd.	3,306,000	703,211
*	Redsun Properties Group Ltd.	1,975,000	113,606
	Renhe Pharmacy Co. Ltd., Class A	672,100	582,509
	REXLot Holdings Ltd.	67,831,618	33,701
	Rianlon Corp., Class A	25,716	217,263
	Riyue Heavy Industry Co. Ltd., Class A	119,809	363,498
	Rongan Property Co. Ltd., Class A	1,161,156	415,661
	Rongsheng Petrochemical Co. Ltd., Class A	2,754,436	4,046,994
	Sai Micro Electronics, Inc., Class A	160,100	380,569
	SAIC Motor Corp. Ltd., Class A	1,570,273	2,964,252
	Sailun Group Co. Ltd., Class A	1,104,600	1,315,777
	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	568,431
	Sansure Biotech, Inc., Class A	113,472	396,693
	Sany Heavy Equipment International Holdings Co. Ltd.	5,356,000	4,392,177
	Sany Heavy Industry Co. Ltd., Class A	1,726,300	3,203,395
	Satellite Chemical Co. Ltd., Class A	1,015,593	1,728,255
	Sealand Securities Co. Ltd., Class A	1,779,595	793,570
*	Seazen Group Ltd.	6,146,857	987,389
*	Seazen Holdings Co. Ltd., Class A	927,915	1,679,664
	SF Holding Co. Ltd., Class A	599,058	3,968,079
	Shaanxi Coal Industry Co. Ltd., Class A	3,660,645	9,949,375
	Shaanxi Construction Machinery Co. Ltd., Class A	221,930	137,326
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	967,200	2,239,767
	Shandong Bohui Paper Industrial Co. Ltd., Class A	256,200	229,293
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	492,709	1,297,222
*	Shandong Chenming Paper Holdings Ltd., Class H	2,310,227	653,413
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	64,800	225,037
*	Shandong Hi-Speed New Energy Group Ltd.	4,880,000	32,953
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	223,400	214,411
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	621,769	2,233,722
	Shandong Humon Smelting Co. Ltd., Class A	275,500	350,153
	Shandong Linglong Tyre Co. Ltd., Class A	445,587	1,002,062
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,898,350	1,226,209
	Shandong Publishing & Media Co. Ltd., Class A	335,833	273,385
	Shandong Sun Paper Industry JSC Ltd., Class A	1,227,281	1,767,420
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,616,800	11,872,099
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,979,100	561,812
	Shanghai AJ Group Co. Ltd., Class A	869,352	620,022
	Shanghai AtHub Co. Ltd., Class A	50,200	179,316
	Shanghai Construction Group Co. Ltd., Class A	858,129	302,358
# *	Shanghai Electric Group Co. Ltd., Class H	9,652,000	1,879,632
	Shanghai Environment Group Co. Ltd., Class A	300,489	361,620
	Shanghai Industrial Development Co. Ltd., Class A	986,190	396,925
	Shanghai Industrial Holdings Ltd.	2,691,918	2,626,822
	Shanghai Industrial Urban Development Group Ltd.	19,354,501	1,096,325
	Shanghai International Port Group Co. Ltd., Class A	2,556,016	1,812,871
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	1,630,521
	Shanghai Kinetic Medical Co. Ltd., Class A	44,900	48,526
	Shanghai Lingang Holdings Corp. Ltd., Class A	314,160	494,056
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	450,558	563,473
	Shanghai Maling Aquarius Co. Ltd., Class A	450,140	414,535
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	275,356
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,641,200	4,934,773
	Shanghai Pudong Construction Co. Ltd., Class A	162,593	149,209
	Shanghai Pudong Development Bank Co. Ltd., Class A	7,122,078	6,491,490
	Shanghai QiFan Cable Co. Ltd., Class A	26,700	102,814
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,882,386	1,402,347

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shanghai Runda Medical Technology Co. Ltd., Class A	85,437	$127,218
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	485,500	599,901
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,792	28,578
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	112,100	132,145
	Shanghai Tunnel Engineering Co. Ltd., Class A	370,334	264,364
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	186,476	293,765
	Shanghai Yaoji Technology Co. Ltd., Class A	21,500	39,177
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	19,200	58,748
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,055,262	907,791
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	474,600	732,157
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	397,300	272,105
	Shanxi Blue Flame Holding Co. Ltd., Class A	187,900	216,575
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,242,035	1,936,255
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,040,880	2,398,396
	Shanxi Meijin Energy Co. Ltd., Class A	235,273	282,641
	Shanxi Securities Co. Ltd., Class A	1,173,460	830,618
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	2,150,800	1,168,741
	Shanying International Holding Co. Ltd., Class A	1,332,000	423,928
*	Shengda Resources Co. Ltd., Class A	79,700	105,333
	Shenghe Resources Holding Co. Ltd., Class A	36,360	66,770
* Ω	Shengjing Bank Co. Ltd., Class H	481,000	369,952
	Shenguan Holdings Group Ltd.	3,610,000	119,590
	Shengyi Technology Co. Ltd., Class A	752,901	1,433,158
	Shengyuan Environmental Protection Co. Ltd., Class A	25,600	58,765
# Ω	Shenwan Hongyuan Group Co. Ltd., Class H	5,593,600	912,175
	Shenzhen Agricultural Products Group Co. Ltd., Class A	908,126	637,964
	Shenzhen Airport Co. Ltd., Class A	492,100	426,041
	Shenzhen Aisidi Co. Ltd., Class A	405,800	555,725
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	430,400	267,888
	Shenzhen Cereals Holdings Co. Ltd., Class A	172,340	162,695
	Shenzhen Ellassay Fashion Co. Ltd., Class A	29,500	33,563
	Shenzhen Gas Corp. Ltd., Class A	458,500	410,703
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	330,021
	Shenzhen Heungkong Holding Co. Ltd., Class A	640,300	147,275
	Shenzhen Huaqiang Industry Co. Ltd., Class A	125,300	186,893
	Shenzhen International Holdings Ltd.	7,178,489	4,828,689
	Shenzhen Investment Ltd.	17,674,414	2,408,137
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	57,400	60,911
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	454,941
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	129,818
	Shenzhen Kaifa Technology Co. Ltd., Class A	347,448	544,964
	Shenzhen Kinwong Electronic Co. Ltd., Class A	220,840	616,160
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	107,900	114,844
	Shenzhen Leaguer Co. Ltd., Class A	80,700	86,078
	Shenzhen Microgate Technology Co. Ltd., Class A	182,300	201,293
*	Shenzhen MTC Co. Ltd., Class A	1,364,600	646,401
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,280,948	578,087
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	301,500	125,269
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,926,161	1,112,392
	Shenzhen SED Industry Co. Ltd., Class A	42,200	123,010
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	296,908	433,291
	Shenzhen Sunway Communication Co. Ltd., Class A	247,200	568,827
	Shenzhen Tagen Group Co. Ltd., Class A	553,400	389,948
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	337,804
*	Shenzhen World Union Group, Inc., Class A	947,381	325,204
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	387,000	242,003
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	132,500	153,690
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	151,494	676,257
	Shenzhen Zhenye Group Co. Ltd., Class A	501,200	251,892

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	$548,454
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	683,200	587,241
††	Shimao Group Holdings Ltd.	7,589,035	3,209,773
#	Shoucheng Holdings Ltd.	10,507,683	1,912,525
#	Shougang Fushan Resources Group Ltd.	12,010,277	3,253,538
	Shui On Land Ltd.	22,823,303	2,093,138
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,326,400	524,938
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	483,255	1,642,817
*	Sichuan Lutianhua Co. Ltd., Class A	246,200	152,730
	Sichuan Road & Bridge Group Co. Ltd., Class A	946,200	1,461,788
	Sichuan Shuangma Cement Co. Ltd., Class A	152,178	421,003
	Sieyuan Electric Co. Ltd., Class A	182,700	838,955
	Sihuan Pharmaceutical Holdings Group Ltd.	18,547,000	1,581,071
*	Silver Grant International Holdings Group Ltd.	6,302,804	312,749
	Sinochem International Corp., Class A	575,231	545,520
	Sinofert Holdings Ltd.	12,950,000	1,286,025
	Sinolink Securities Co. Ltd., Class A	612,600	663,791
*	Sinolink Worldwide Holdings Ltd.	16,481,714	347,274
	Sinoma International Engineering Co., Class A	473,500	555,641
	Sinoma Science & Technology Co. Ltd., Class A	573,662	1,409,156
	Sinomach Automobile Co. Ltd., Class A	510,561	529,965
	Sino-Ocean Group Holding Ltd.	19,882,102	1,318,430
	Sinopec Engineering Group Co. Ltd., Class H	9,160,000	3,275,471
	Sinopec Kantons Holdings Ltd.	5,932,000	1,601,994
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,670,000	2,186,751
	Sinopharm Group Co. Ltd., Class H	7,681,200	14,572,094
*	Sinosoft Technology Group Ltd.	2,140,000	88,710
	Sinosteel Engineering & Technology Co. Ltd., Class A	181,300	130,224
	Sinotrans Ltd., Class H	12,902,000	3,141,675
#	Sinotruk Hong Kong Ltd.	4,209,335	3,752,600
	Skyworth Group Ltd.	8,768,116	3,216,234
	Sobute New Materials Co. Ltd.	66,300	133,211
*	SOHO China Ltd.	11,467,888	1,681,083
	SooChow Securities Co. Ltd., Class A	1,002,430	901,091
# *	South Manganese Investment Ltd.	1,336,000	80,878
	Southwest Securities Co. Ltd., Class A	601,500	305,508
*	SPT Energy Group, Inc.	4,862,000	118,762
	SSY Group Ltd.	4,552,000	1,885,082
*	STO Express Co. Ltd., Class A	122,600	188,514
	Sumavision Technologies Co. Ltd., Class A	269,300	183,037
	Sun Art Retail Group Ltd.	3,140,500	499,648
	Sunflower Pharmaceutical Group Co. Ltd., Class A	266,300	843,142
	Sunfly Intelligent Technology Co. Ltd., Class A	128,600	166,535
	Suning Universal Co. Ltd., Class A	1,450,705	601,219
*†† Ω	Sunshine 100 China Holdings Ltd.	249,000	8,803
*	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	268,277
	Sunwoda Electronic Co. Ltd., Class A	9,900	31,569
	Suzhou Anjie Technology Co. Ltd., Class A	136,100	241,210
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	534,200	1,849,681
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	460,900
	Tangshan Jidong Cement Co. Ltd., Class A	652,744	679,899
	TangShan Port Group Co. Ltd., Class A	1,646,190	566,806
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	515,620
	Tansun Technology Co. Ltd., Class A	47,074	93,104
	TBEA Co. Ltd., Class A	1,204,460	3,375,325
	TCL Electronics Holdings Ltd.	5,564,666	2,126,047
	TCL Technology Group Corp., Class A	3,870,635	2,078,966
	Ten Pao Group Holdings Ltd.	304,000	48,460
*	Tencent Music Entertainment Group, ADR	2,377,745	8,583,659

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tian An China Investment Co. Ltd.	4,049,000	$1,898,503
	Tian Di Science & Technology Co. Ltd., Class A	992,900	667,508
Ω	Tian Ge Interactive Holdings Ltd.	1,433,000	106,258
	Tiangong International Co. Ltd.	4,576,000	1,270,302
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	8,068
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	990,211	958,677
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	51,500	195,492
	Tianjin Port Development Holdings Ltd.	16,373,657	980,874
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	42,400	116,662
	Tianjin Teda Co. Ltd., Class A	134,611	71,415
	Tianli International Holdings Ltd.	462,000	78,912
	Tianma Microelectronics Co. Ltd., Class A	856,224	1,038,712
#	Tianneng Power International Ltd.	4,200,000	4,041,080
	Tianshan Aluminum Group Co. Ltd., Class A	561,729	481,159
	Tianshui Huatian Technology Co. Ltd., Class A	853,376	1,030,768
* ††	Tianyun International Holdings Ltd.	1,132,000	165,481
	Tibet Tianlu Co. Ltd., Class A	242,700	148,486
	Titan Wind Energy Suzhou Co. Ltd., Class A	526,900	849,365
	Tomson Group Ltd.	3,354,526	580,902
	Tong Ren Tang Technologies Co. Ltd., Class H	2,382,000	1,222,348
*	TongFu Microelectronics Co. Ltd., Class A	360,600	930,740
	Tongkun Group Co. Ltd., Class A	547,222	910,509
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	584,400	341,326
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,405,346	1,178,915
	Tongyu Heavy Industry Co. Ltd., Class A	1,082,500	376,016
	Top Spring International Holdings Ltd.	146,000	12,148
	Topsec Technologies Group, Inc., Class A	279,015	431,079
	Transfar Zhilian Co. Ltd., Class A	1,128,500	765,103
*	Trigiant Group Ltd.	4,254,000	189,228
# *	Trip.com Group Ltd., ADR	1,678,716	37,989,343
* ††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	119,600	275,775
	Truly International Holdings Ltd.	2,662,000	325,339
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	1,525,000	387,260
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	377,920	163,761
	Unilumin Group Co. Ltd., Class A	406,300	336,783
	Uni-President China Holdings Ltd.	3,468,000	2,561,184
	Unisplendour Corp. Ltd., Class A	801,664	1,886,156
	United Energy Group Ltd.	14,690,000	1,421,170
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	472,637	1,129,636
††	Untrade.CTEG	9,748,000	79,229
	Valiant Co. Ltd., Class A	71,400	135,869
	Vats Liquor Chain Store Management JSC Ltd., Class A	51,100	153,069
	Victory Giant Technology Huizhou Co. Ltd., Class A	225,031	414,649
	Vinda International Holdings Ltd.	1,158,000	2,171,714
*	Viomi Technology Co. Ltd., ADR	93,632	80,524
*	Vipshop Holdings Ltd., ADR	1,881,064	13,111,016
* Ω	Viva Biotech Holdings	1,334,500	202,241
*	Vnet Group, Inc., ADR	407,681	1,708,183
	Wangneng Environment Co. Ltd., Class A	116,940	291,164
	Wangsu Science & Technology Co. Ltd., Class A	837,700	619,671
	Wanxiang Qianchao Co. Ltd., Class A	1,400,160	952,916
	Wasion Holdings Ltd.	3,076,000	814,473
	Wasu Media Holding Co. Ltd., Class A	463,486	435,230
*	Weibo Corp., Sponsored ADR	123,100	1,393,492
*	Weibo Corp., Class A	1,100	12,643
	Weichai Power Co. Ltd., Class H	7,541,000	7,223,083
	Weifu High-Technology Group Co. Ltd., Class A	168,400	397,215
	Weiqiao Textile Co., Class H	3,099,500	430,689

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Wellhope Foods Co. Ltd., Class A	523,488	$815,802
	West China Cement Ltd.	12,314,000	1,113,707
	Western Securities Co. Ltd., Class A	927,448	759,829
#	Wharf Holdings Ltd.	1,616,000	4,627,408
	Wingtech Technology Co. Ltd., Class A	281,100	1,843,781
	Wolong Electric Group Co. Ltd., Class A	363,300	619,667
	Wuchan Zhongda Group Co. Ltd., Class A	1,479,800	846,534
	Wuhu Token Science Co. Ltd., Class A	802,700	688,325
	WUS Printed Circuit Kunshan Co. Ltd., Class A	150,060	223,687
	Wushang Group Co. Ltd., Class A	430,300	557,178
	Wuxi Boton Technology Co. Ltd., Class A	73,600	134,761
	Wuxi Taiji Industry Co. Ltd., Class A	733,524	538,497
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	1,806,983
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	403,000	208,003
	Xiamen C & D, Inc., Class A	868,100	1,428,154
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	357,900	400,885
	Xiamen International Airport Co. Ltd., Class A	45,826	90,398
	Xiamen Intretech, Inc., Class A	213,100	503,863
	Xiamen ITG Group Corp. Ltd., Class A	611,502	521,952
	Xiamen Tungsten Co. Ltd., Class A	299,740	824,921
	Xiamen Xiangyu Co. Ltd., Class A	517,700	701,609
	Xiandai Investment Co. Ltd., Class A	184,100	97,705
	Xianhe Co. Ltd., Class A	28,600	95,394
* Ω	Xiaomi Corp., Class B	30,268,800	33,994,057
	Xilinmen Furniture Co. Ltd., Class A	195,100	592,074
	Xinfengming Group Co. Ltd., Class A	144,260	160,650
	Xingda International Holdings Ltd.	8,916,001	1,727,558
	Xingfa Aluminium Holdings Ltd.	447,000	394,318
*	Xinhu Zhongbao Co. Ltd., Class A	2,810,943	965,617
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,828,000	1,104,278
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,479,000	2,148,072
	Xinjiang Tianshan Cement Co. Ltd., Class A	469,700	497,036
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	119,882
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	534,100	430,699
	Xinte Energy Co. Ltd., Class H	1,402,400	2,735,932
	Xinxiang Chemical Fiber Co. Ltd., Class A	161,070	68,419
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	661,273
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	313,100	474,039
	Xinyi Energy Holdings Ltd.	766,000	195,105
	Xinyu Iron & Steel Co. Ltd., Class A	944,300	462,699
	Xuji Electric Co. Ltd., Class A	233,200	569,003
*	Yanchang Petroleum International Ltd.	6,720,000	35,081
	Yankuang Energy Group Co. Ltd., Class H	594,000	1,670,040
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	176,500	655,287
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	296,888	1,224,346
*	Yeahka Ltd.	80,800	184,209
	Yibin Tianyuan Group Co. Ltd., Class A	181,690	169,069
#* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,562,200	865,601
*	Yifan Pharmaceutical Co. Ltd., Class A	430,300	644,490
	Yintai Gold Co. Ltd., Class A	980,174	1,930,144
	Yip’s Chemical Holdings Ltd.	842,000	278,865
*	Yiren Digital Ltd., Sponsored ADR	127,021	102,506
#* Ω	Yixin Group Ltd.	485,000	38,275
	Yixintang Pharmaceutical Group Co. Ltd., Class A	304,763	1,159,887
	Yotrio Group Co. Ltd., Class A	1,258,400	571,068
	Youngor Group Co. Ltd., Class A	1,239,313	1,016,040
*	Youzu Interactive Co. Ltd., Class A	318,800	338,677
	YTO Express Group Co. Ltd., Class A	695,701	1,800,172
	Yuexiu Property Co. Ltd.	10,695,357	9,126,938

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yum China Holdings, Inc.	28,588	$1,182,114
	Yunda Holding Co. Ltd., Class A	932,989	1,689,398
	Yunnan Aluminium Co. Ltd., Class A	1,009,211	1,269,541
	Yunnan Baiyao Group Co. Ltd., Class A	295,177	2,208,099
	Yunnan Copper Co. Ltd., Class A	483,200	729,752
	Yunnan Tin Co. Ltd., Class A	466,300	728,754
	Yutong Bus Co. Ltd., Class A	493,800	480,724
# *	Zall Smart Commerce Group Ltd.	570,000	30,141
	ZBOM Home Collection Co. Ltd., Class A	37,700	107,899
	Zepp Health Corp., ADR	22,324	27,459
*	Zhaojin Mining Industry Co. Ltd., Class H	2,674,500	2,203,619
	Zhefu Holding Group Co. Ltd., Class A	1,128,700	606,389
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,709,754	867,614
	Zhejiang China Commodities City Group Co. Ltd., Class A	679,700	390,548
	Zhejiang Chint Electrics Co. Ltd., Class A	779,352	2,719,002
	Zhejiang Communications Technology Co. Ltd.	344,187	243,377
	Zhejiang Crystal-Optech Co. Ltd., Class A	251,400	416,021
	Zhejiang Dahua Technology Co. Ltd., Class A	1,080,123	1,714,567
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	126,864	254,126
# * ††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	1,033,753
	Zhejiang Hangmin Co. Ltd., Class A	625,181	604,848
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	937,900	860,225
	Zhejiang Huace Film & Television Co. Ltd., Class A	447,632	257,691
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	545,142
	Zhejiang Jianfeng Group Co. Ltd., Class A	52,300	79,191
*	Zhejiang Jingu Co. Ltd., Class A	579,000	496,792
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	406,551	733,743
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	52,400	121,835
	Zhejiang Juhua Co. Ltd., Class A	505,207	1,088,156
	Zhejiang Longsheng Group Co. Ltd., Class A	1,199,533	1,486,091
	Zhejiang Medicine Co. Ltd., Class A	382,817	599,979
*	Zhejiang Narada Power Source Co. Ltd., Class A	237,200	596,643
	Zhejiang NHU Co. Ltd., Class A	953,776	2,340,935
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,146,800	574,484
	Zhejiang Runtu Co. Ltd., Class A	378,930	380,583
	Zhejiang Semir Garment Co. Ltd., Class A	538,299	330,998
	Zhejiang Southeast Space Frame Co. Ltd., Class A	245,900	219,721
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	23,500	56,118
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,142,700	1,053,604
*	Zhejiang Wanliyang Co. Ltd., Class A	366,141	377,521
	Zhejiang Wanma Co. Ltd., Class A	119,500	148,324
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	203,700	287,550
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	247,860	508,084
	Zhejiang Yankon Group Co. Ltd., Class A	91,700	39,132
	Zhejiang Yasha Decoration Co. Ltd., Class A	749,426	440,201
	Zhende Medical Co. Ltd., Class A	30,400	193,231
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,419,200	1,216,737
*	Zhong An Group Ltd.	15,060,600	354,255
	Zhongji Innolight Co. Ltd., Class A	181,126	727,353
	Zhongjin Gold Corp. Ltd., Class A	1,506,102	1,538,734
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	567,100	420,560
*	Zhongtian Financial Group Co. Ltd., Class A	2,289,900	439,697
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	132,913
*	Zhuguang Holdings Group Co. Ltd.	230,000	18,782
	Zhuhai Huafa Properties Co. Ltd., Class A	710,700	833,059
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	80,700	84,026
	Zhuzhou CRRC Times Electric Co. Ltd.	972,800	4,220,494
	Zhuzhou Kibing Group Co. Ltd., Class A	795,846	857,427

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	727,100	$679,701
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	6,113,400	1,970,177
	ZTE Corp., Class H	2,876,200	5,130,691

TOTAL CHINA			2,447,936,296

COLOMBIA — (0.1%)
*	BAC Holding International Corp.	251,198	9,995
	Bancolombia SA, Sponsored ADR	32,662	828,635
	Bancolombia SA	10,630	76,409
	Cementos Argos SA	461,846	311,404
*	Corp. Financiera Colombiana SA	45,324	147,753
	Grupo Argos SA	1,512,365	3,138,799
	Mineros SA	128,115	43,580

TOTAL COLOMBIA			4,556,575

CZECH REPUBLIC — (0.1%)
	CEZ AS	177,822	5,811,347
	Komercni Banka AS	190,145	5,445,806
Ω	Moneta Money Bank AS	376,890	1,099,338

TOTAL CZECH REPUBLIC			12,356,491

GREECE — (0.3%)
*	Alpha Services & Holdings SA	5,839,051	5,407,514
	Autohellas Tourist & Trading SA	38,797	433,638
	Bank of Greece	49,804	794,923
*	Eurobank Ergasias Services & Holdings SA, Class A	5,977,900	5,901,396
	Fourlis Holdings SA	61,713	161,579
	Galaxy Cosmos Mezz PLC	216,261	34,922
	Hellenic Energy Holdings SA	166,740	1,139,913
	Intracom Holdings SA	313,774	502,554
	JUMBO SA	7,713	109,552
*	LAMDA Development SA	99,646	603,729
	Motor Oil Hellas Corinth Refineries SA	32,065	551,101
	Mytilineos SA	303,757	5,093,462
*	National Bank of Greece SA	2,352,656	8,524,318
*	Piraeus Financial Holdings SA	511,918	631,093
	Sunrisemezz PLC	73,131	5,919
	Titan Cement International SA	89,196	996,792

TOTAL GREECE			30,892,405

HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	6,152,000	0
* ††	C Fiber Optic	3,598,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
*	Kai Yuan Holdings Ltd.	28,280,000	64,860
* ††	Karce Co. Ltd.	640,000	0
* ††	Real Gold Mining Ltd.	3,137,500	0
*	Taung Gold International Ltd.	5,980,000	17,500
* ††	Tenwow International Holdings Ltd.	2,984,000	0
*	Tongda Group Holdings Ltd.	36,405,000	343,201
*	Untrade.Lumena Newmat	1,315,048	0
* ††	Youyuan International Holdings Ltd.	4,485,251	0

TOTAL HONG KONG			425,561

HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	2,951,884	17,723,382

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
HUNGARY — (Continued)
#	OTP Bank Nyrt	60,146	$1,312,135

TOTAL HUNGARY			19,035,517

INDIA — (18.2%)
*	3i Infotech Ltd.	24,548	12,990
	Aarti Drugs Ltd.	10,796	62,640
	ACC Ltd.	416,384	12,037,409
	Adani Enterprises Ltd.	288,397	11,681,282
*	Adani Green Energy Ltd.	86,369	2,200,279
*	Adani Power Ltd.	147,018	597,481
	Adani Total Gas Ltd.	139,991	6,160,579
*	Adani Transmission Ltd.	544,527	22,072,246
*	Aditya Birla Capital Ltd.	2,879,031	4,059,177
	Advanced Enzyme Technologies Ltd.	3,682	12,650
	AGI Greenpac Ltd.	36,731	146,746
	Alembic Ltd.	483,755	413,219
	Alembic Pharmaceuticals Ltd.	105,612	702,151
	Allcargo Logistics Ltd.	414,653	2,168,324
	Allied Digital Services Ltd.	9,143	11,066
	Amara Raja Batteries Ltd.	101,340	625,768
	Ambuja Cements Ltd.	3,422,969	22,080,011
	Andhra Paper Ltd.	3,175	18,937
	Andhra Sugars Ltd.	128,052	218,367
	Apar Industries Ltd.	25,023	453,501
	Apollo Tyres Ltd.	1,942,429	6,814,401
*	Arvind Fashions Ltd.	161,154	719,555
*	Arvind Ltd.	986,477	1,108,286
*	Ashoka Buildcon Ltd.	46,395	41,528
* Ω	Aster DM Healthcare Ltd.	164,853	493,164
	Astra Microwave Products Ltd.	4,668	17,143
	Aurobindo Pharma Ltd.	1,714,065	11,121,818
	Axis Bank Ltd.	9,710,222	106,486,929
	Bajaj Auto Ltd.	3,817	169,677
	Bajaj Consumer Care Ltd.	62,856	121,036
*	Bajaj Hindusthan Sugar Ltd.	69,831	8,698
	Bajaj Holdings & Investment Ltd.	247,369	19,881,698
	Balmer Lawrie & Co. Ltd.	458,164	627,486
	Balrampur Chini Mills Ltd.	819,559	3,137,830
	Banco Products India Ltd.	54,069	125,525
* Ω	Bandhan Bank Ltd.	855,692	2,479,851
	Bank of Baroda	4,427,339	7,912,509
	Bank of India	746,933	543,117
	Bank of Maharashtra	969,564	239,023
	BEML Ltd.	85,018	1,617,438
	BEML Ltd.	85,018	385,099
	Bhansali Engineering Polymers Ltd.	22,063	29,145
	Bharat Bijlee Ltd.	2,912	84,596
	Bharat Dynamics Ltd.	27,695	319,691
	Bharat Electronics Ltd.	13,753,044	17,790,095
	Bharat Heavy Electricals Ltd.	5,700,069	5,097,051
	Birla Corp. Ltd.	160,853	1,807,450
	Birlasoft Ltd.	386,642	1,266,644
	Bliss Gvs Pharma Ltd.	8,394	7,688
	Bodal Chemicals Ltd.	190,330	185,964
	Bombay Burmah Trading Co.	21,149	223,712
	Brigade Enterprises Ltd.	97,947	592,394
	BSE Ltd.	357,987	2,556,934
*	Camlin Fine Sciences Ltd.	47,294	90,371
	Can Fin Homes Ltd.	58,987	373,340

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Canara Bank	1,481,046	$5,209,906
*	Capacit’e Infraprojects Ltd.	73,896	142,678
	Care Ratings Ltd.	1,463	8,667
	Ceat Ltd.	165,607	3,086,196
	Century Enka Ltd.	32,855	168,442
	Century Textiles & Industries Ltd.	83,568	863,169
*	CG Power & Industrial Solutions Ltd.	2,030,155	6,387,697
	Chambal Fertilisers & Chemicals Ltd.	891,271	3,523,060
††	Chennai Super Kings Cricket Ltd.	5,080,767	25,896
	Cholamandalam Financial Holdings Ltd.	423,629	3,217,233
	Cigniti Technologies Ltd.	4,594	34,505
	Cipla Ltd.	896,605	12,656,652
	City Union Bank Ltd.	1,164,608	2,614,053
*	Clariant Chemicals India Ltd.	2,502	12,500
Ω	Cochin Shipyard Ltd.	111,786	724,397
	Container Corp. of India Ltd.	357,502	3,442,957
	Cosmo First Ltd.	7,299	64,681
*	CreditAccess Grameen Ltd.	1,534	18,093
*	CSB Bank Ltd.	72,133	198,214
	Cyient Ltd.	142,331	1,290,200
	Dalmia Bharat Ltd.	317,703	6,131,391
	Dalmia Bharat Sugar & Industries Ltd.	25,081	96,123
	DB Corp. Ltd.	129,970	179,079
	DCB Bank Ltd.	1,210,779	1,579,105
	DCM Shriram Ltd.	236,134	2,985,678
	DCW Ltd.	318,812	230,873
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	3,614,671
*	DEN Networks Ltd.	357,048	142,538
*	Dhampur Bio Organics Ltd.	201,053	396,022
	Dhampur Sugar Mills Ltd.	201,053	482,177
Ω	Dilip Buildcon Ltd.	129,767	338,740
*	Dish TV India Ltd.	2,694,811	517,761
*	Dishman Carbogen Amcis Ltd.	321,072	384,704
	DLF Ltd.	2,069,249	9,632,208
	Dr Reddy’s Laboratories Ltd., ADR	71,016	3,856,879
*	DRC Systems India Ltd.	20,990	7,232
	Dwarikesh Sugar Industries Ltd.	200,445	215,786
	eClerx Services Ltd.	19,586	312,209
	Edelweiss Financial Services Ltd.	595,548	417,119
	EID Parry India Ltd.	533,056	4,025,179
*	EIH Ltd.	168,733	394,782
	Electrosteel Castings Ltd.	764,702	370,965
	Engineers India Ltd.	525,019	445,916
	EPL Ltd.	95,437	177,599
* Ω	Equitas Small Finance Bank Ltd.	214,209	129,917
	Escorts Kubota Ltd.	75,616	1,858,417
	Everest Industries Ltd.	8,915	95,895
	Everest Kanto Cylinder Ltd.	22,567	29,686
	Excel Industries Ltd.	8,306	119,415
	Exide Industries Ltd.	715,896	1,432,601
*	FDC Ltd.	118,358	446,229
	Federal Bank Ltd.	9,962,593	15,837,983
	FIEM Industries Ltd.	17,260	334,523
	Filatex India Ltd.	288,483	349,446
	Finolex Cables Ltd.	451,154	2,831,208
	Finolex Industries Ltd.	783,938	1,272,479
	Firstsource Solutions Ltd.	1,699,392	2,132,585
	Force Motors Ltd.	7,342	121,205
*	Fortis Healthcare Ltd.	1,015,105	3,408,482

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gabriel India Ltd.	231,127	$427,930
	GAIL India Ltd.	14,101,779	15,493,429
	Garden Reach Shipbuilders & Engineers Ltd.	26,200	141,517
	Gateway Distriparks Ltd.	1,300,508	1,145,101
*	GE Power India Ltd.	5,921	10,063
*	GE T&D India Ltd.	13,808	21,413
Ω	General Insurance Corp. of India	111,280	166,727
	Genus Power Infrastructures Ltd.	108,228	116,223
	Geojit Financial Services Ltd.	13,635	7,912
	GHCL Ltd.	319,929	2,497,830
	GIC Housing Finance Ltd.	14,073	22,742
	Glenmark Pharmaceuticals Ltd.	982,804	4,781,664
	Godawari Power & Ispat Ltd.	14,416	46,149
	Godfrey Phillips India Ltd.	84,931	1,526,701
*	Godrej Industries Ltd.	9,475	49,274
	Goodyear India Ltd.	5,043	62,026
	Granules India Ltd.	911,614	4,108,968
	Graphite India Ltd.	63,045	268,838
	Grasim Industries Ltd.	1,261,184	26,339,481
	Grauer & Weil India Ltd.	41,217	45,627
	Great Eastern Shipping Co. Ltd.	503,782	3,378,543
	Gujarat Alkalies & Chemicals Ltd.	168,472	1,824,174
	Gujarat Ambuja Exports Ltd.	312,611	954,990
	Gujarat Fluorochemicals Ltd.	221,480	10,129,155
	Gujarat Mineral Development Corp. Ltd.	549,802	941,386
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	390,910	3,354,422
	Gujarat Pipavav Port Ltd.	681,396	706,682
	Gujarat State Fertilizers & Chemicals Ltd.	1,076,003	1,605,920
	Gujarat State Petronet Ltd.	1,304,285	3,566,464
*	Hathway Cable & Datacom Ltd.	1,457,950	281,966
	HBL Power Systems Ltd.	142,408	180,465
	HDFC Bank Ltd.	298,561	5,415,521
	HEG Ltd.	16,837	215,128
	HeidelbergCement India Ltd.	345,204	800,123
	Heritage Foods Ltd.	13,341	48,508
	Hero MotoCorp Ltd.	176,832	5,730,479
	HFCL Ltd.	789,223	785,298
	HG Infra Engineering Ltd.	9,728	66,747
	Hikal Ltd.	216,646	863,611
	HIL Ltd.	19,349	666,466
	Himadri Speciality Chemical Ltd.	677,080	847,711
	Himatsingka Seide Ltd.	200,418	225,556
	Hindalco Industries Ltd.	8,603,538	42,133,791
	Hinduja Global Solutions Ltd.	118,186	1,746,931
	Hindustan Aeronautics Ltd.	169,371	5,175,174
	Housing Development Finance Corp. Ltd.	2,568,550	76,802,678
	Huhtamaki India Ltd.	14,023	36,967
	I G Petrochemicals Ltd.	12,373	77,855
#	ICICI Bank Ltd., Sponsored ADR	4,024,863	88,707,978
	ICICI Bank Ltd.	864,565	9,506,718
*	IDFC First Bank Ltd.	9,141,208	6,211,228
	IDFC Ltd.	4,136,198	3,871,995
	IIFL Finance Ltd.	647,553	3,286,159
	IIFL Securities Ltd.	1,908,165	1,563,630
	IIFL Wealth Management Ltd.	149,075	3,201,634
	India Cements Ltd.	845,882	2,459,384
	India Glycols Ltd.	86,048	778,122
	India Nippon Electricals Ltd.	6,634	34,886
*	Indiabulls Housing Finance Ltd.	1,767,950	2,752,184

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Indiabulls Real Estate Ltd.	1,065,971	$1,005,919
	Indian Bank	544,017	1,683,771
	Indian Hume Pipe Co. Ltd.	2,945	5,809
	Indian Metals & Ferro Alloys Ltd.	5,117	14,885
*	Indian Overseas Bank	1,611,978	362,497
Ω	Indian Railway Finance Corp. Ltd.	355,034	97,137
	Indo Count Industries Ltd.	254,848	431,434
	Indus Towers Ltd.	1,028,016	2,308,676
	IndusInd Bank Ltd.	1,406,532	19,454,591
	INEOS Styrolution India Ltd.	23,701	242,156
	Infibeam Avenues Ltd.	4,979,916	1,058,913
	Info Edge India Ltd.	70,186	3,321,157
	Insecticides India Ltd.	2,483	21,617
	IOL Chemicals & Pharmaceuticals Ltd.	83,031	360,729
Ω	IRCON International Ltd.	527,295	281,109
	ISGEC Heavy Engineering Ltd.	2,418	14,356
	ITD Cementation India Ltd.	264,949	387,006
	J Kumar Infraprojects Ltd.	195,052	632,887
	Jagran Prakashan Ltd.	532,794	428,955
	Jai Corp. Ltd.	312,837	663,031
*	Jaiprakash Associates Ltd.	1,041,288	120,310
*	Jammu & Kashmir Bank Ltd.	1,448,162	691,518
	JB Chemicals & Pharmaceuticals Ltd.	131,058	3,128,360
	Jindal Poly Films Ltd.	101,417	1,032,934
	Jindal Saw Ltd.	934,025	881,526
*	Jindal Stainless Hisar Ltd.	101,886	351,003
*	Jindal Stainless Ltd.	454,210	777,450
	Jindal Steel & Power Ltd.	2,642,599	14,721,053
	JK Cement Ltd.	39,617	1,303,637
	JK Lakshmi Cement Ltd.	242,018	1,606,121
	JK Paper Ltd.	543,186	2,732,406
	JK Tyre & Industries Ltd.	713,025	1,505,409
	JM Financial Ltd.	2,276,851	1,887,150
	JSW Energy Ltd.	2,133,632	8,687,631
	JSW Steel Ltd.	4,657,007	37,969,068
	Jubilant Ingrevia Ltd.	264,905	1,654,183
	Jubilant Pharmova Ltd.	553,190	2,484,107
	Jyothy Labs Ltd.	26,964	64,594
	Kalpataru Power Transmission Ltd.	421,283	2,421,262
	Kalyani Steels Ltd.	83,000	301,013
	Karnataka Bank Ltd.	1,284,080	1,489,941
	Karur Vysya Bank Ltd.	2,422,829	3,049,148
	Kaveri Seed Co. Ltd.	89,790	527,013
	KCP Ltd.	60,061	88,647
	KEC International Ltd.	109,408	580,027
*	Kiri Industries Ltd.	101,784	648,808
	Kirloskar Ferrous Industries Ltd.	11,598	36,876
	Kirloskar Oil Engines Ltd.	311,154	985,446
	Kitex Garments Ltd.	33,999	84,459
	KNR Constructions Ltd.	410,835	1,104,250
	Kolte-Patil Developers Ltd.	122,121	508,659
	KPIT Technologies Ltd.	184,106	1,584,664
	KPR Mill Ltd.	203,263	1,352,383
	KRBL Ltd.	191,455	919,254
	L&T Finance Holdings Ltd.	4,515,110	4,424,225
	Larsen & Toubro Ltd.	2,418,042	59,445,528
	LG Balakrishnan & Bros Ltd.	48,273	441,795
	LIC Housing Finance Ltd.	2,046,499	10,035,658
	Linde India Ltd.	7,518	278,592

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	LT Foods Ltd.	955,610	$1,456,777
	Lumax Auto Technologies Ltd.	34,557	102,194
	Lupin Ltd.	1,208,454	10,195,429
	Maharashtra Seamless Ltd.	156,826	1,486,771
	Mahindra & Mahindra Financial Services Ltd.	3,562,103	8,722,634
	Mahindra & Mahindra Ltd.	3,949,734	64,525,865
	Mahindra CIE Automotive Ltd.	363,559	1,317,162
	Mahindra Lifespace Developers Ltd.	336,539	1,632,406
	Maithan Alloys Ltd.	14,301	167,053
	Manappuram Finance Ltd.	1,544,803	1,964,967
	Mangalam Cement Ltd.	6,708	29,685
	Marksans Pharma Ltd.	1,292,002	770,666
Ω	MAS Financial Services Ltd.	6,085	56,231
*	Max Healthcare Institute Ltd.	167,764	924,207
*	Max Ventures & Industries Ltd.	16,842	34,332
	Mayur Uniquoters Ltd.	21,970	123,892
	Mazagon Dock Shipbuilders Ltd.	78,360	600,450
*	Meghmani Finechem Ltd.	76,933	1,220,119
	Meghmani Organics Ltd.	852,102	1,140,760
	Minda Corp. Ltd.	67,325	158,604
*	Mirza International Ltd.	107,022	398,942
Ω	Mishra Dhatu Nigam Ltd.	24,982	71,886
	MOIL Ltd.	323,328	603,533
	Monte Carlo Fashions Ltd.	30,939	268,902
	Motilal Oswal Financial Services Ltd.	10,046	83,205
	Mphasis Ltd.	11,843	283,633
	MRF Ltd.	8,336	9,121,408
	Muthoot Finance Ltd.	68,859	870,131
	Nahar Spinning Mills Ltd.	1,415	4,739
	National Aluminium Co. Ltd.	3,554,779	3,013,752
*	National Fertilizers Ltd.	124,949	74,909
	Nava Ltd.	516,367	1,231,858
	Navneet Education Ltd.	76,731	129,390
	NCC Ltd.	1,984,402	1,791,724
	NCL Industries Ltd.	12,157	26,549
	NESCO Ltd.	14,224	99,065
	Neuland Laboratories Ltd.	3,493	63,166
	NIIT Ltd.	450,911	1,516,177
	Nilkamal Ltd.	35,747	904,241
	NMDC Ltd.	2,233,783	2,682,945
	Nmdc Steel Ltd.	2,233,783	1,038,937
	NOCIL Ltd.	359,767	1,055,009
	NRB Bearings Ltd.	85,234	174,617
	Nucleus Software Exports Ltd.	24,787	116,245
	Oberoi Realty Ltd.	470,179	5,275,511
*	Omaxe Ltd.	268,860	291,215
	OnMobile Global Ltd.	95,484	124,157
	Orient Cement Ltd.	626,309	985,915
	Panama Petrochem Ltd.	55,120	188,632
Ω	Parag Milk Foods Ltd.	112,114	144,337
*	Patel Engineering Ltd.	183,219	48,491
*	PC Jeweller Ltd.	168,810	211,089
	PCBL Ltd.	1,074,627	1,654,978
	Persistent Systems Ltd.	49,234	2,198,026
	Petronet LNG Ltd.	3,937,868	9,768,147
	Piramal Enterprises Ltd.	380,449	3,912,560
*	Piramal Pharma Ltd.	1,521,796	3,058,207
* Ω	PNB Housing Finance Ltd.	186,149	989,612
	PNC Infratech Ltd.	346,469	1,083,656

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Polyplex Corp. Ltd.	96,705	$1,963,299
	Power Finance Corp. Ltd.	4,872,837	6,773,927
	Power Mech Projects Ltd.	6,909	146,953
*	Prakash Industries Ltd.	427,986	268,355
	Prestige Estates Projects Ltd.	647,281	3,466,398
*	Pricol Ltd.	220,618	513,560
*	PTC India Financial Services Ltd.	1,527,475	256,699
	PTC India Ltd.	1,090,055	949,992
	Punjab National Bank	5,997,812	3,109,809
Ω	Quess Corp. Ltd.	29,855	199,343
	Rain Industries Ltd.	921,211	1,868,558
	Rajesh Exports Ltd.	396,434	3,333,570
	Rallis India Ltd.	368,604	1,006,483
	Ramco Cements Ltd.	106,875	933,472
	Ramco Industries Ltd.	118,646	264,151
	Ramkrishna Forgings Ltd.	86,812	240,603
	Rane Holdings Ltd.	1,527	16,964
	Rashtriya Chemicals & Fertilizers Ltd.	991,792	1,219,409
	Raymond Ltd.	245,163	3,509,509
* Ω	RBL Bank Ltd.	697,686	1,139,543
	REC Ltd.	7,820,068	9,712,768
	Redington Ltd.	3,629,283	6,006,467
	Reliance Industries Ltd.	11,583,938	356,910,040
*	Reliance Power Ltd.	9,305,729	1,819,257
	Repco Home Finance Ltd.	163,578	421,364
	Rico Auto Industries Ltd.	81,017	57,413
	RITES Ltd.	59,631	276,879
*	RPSG Ventures Ltd.	4,346	25,336
	RSWM Ltd.	23,492	89,527
	Sagar Cements Ltd.	15,384	37,692
	Sangam India Ltd.	7,163	24,121
*	Sanghi Industries Ltd.	14,900	10,131
	Sanghvi Movers Ltd.	20,822	56,227
	Sarda Energy & Minerals Ltd.	15,821	161,601
	Sasken Technologies Ltd.	7,289	79,612
*	Satin Creditcare Network Ltd.	12,537	21,743
	Savita Oil Technologies Ltd.	15,655	56,883
	Seshasayee Paper & Boards Ltd.	78,768	313,479
Ω	SH Kelkar & Co. Ltd.	56,839	94,020
	Shankara Building Products Ltd.	5,132	44,220
	Sharda Cropchem Ltd.	48,057	217,733
	Shilpa Medicare Ltd.	17,298	65,886
	Shipping Corp. of India Ltd.	877,773	1,376,888
	Shriram City Union Finance Ltd.	30,112	662,089
	Shriram Transport Finance Co. Ltd.	831,227	12,340,106
	Siyaram Silk Mills Ltd.	25,904	137,848
	Sobha Ltd.	286,654	2,171,216
	Somany Ceramics Ltd.	6,642	43,393
*	South Indian Bank Ltd.	4,961,219	818,661
*	Spandana Sphoorty Financial Ltd.	30,589	227,262
*	Star Cement Ltd.	34,342	44,210
	State Bank of India	7,219,632	50,110,773
	State Bank of India, GDR	18,502	1,272,938
	Steel Authority of India Ltd.	6,658,791	6,330,132
*	Strides Pharma Science Ltd.	342,563	1,286,309
	Sun Pharmaceutical Industries Ltd.	2,629,464	32,331,405
	Sun TV Network Ltd.	320,848	2,025,256
	Sundaram Finance Ltd.	3,149	88,447
	Sundaram-Clayton Ltd.	2,169	125,759

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sunteck Realty Ltd.	290,750	$1,371,438
	Surya Roshni Ltd.	70,915	356,911
	Sutlej Textiles & Industries Ltd.	69,227	54,434
	Tamil Nadu Newsprint & Papers Ltd.	25,719	83,375
	Tamilnadu Petroproducts Ltd.	51,424	59,441
*	TARC Ltd.	263,704	142,644
	Tata Chemicals Ltd.	751,143	10,284,141
	Tata Coffee Ltd.	314,920	825,586
	Tata Consumer Products Ltd.	1,500,720	13,978,649
	Tata Metaliks Ltd.	1,879	16,610
*	Tata Motors Ltd.	7,653,556	38,264,438
	Tata Steel Ltd.	24,851,520	30,345,637
	TD Power Systems Ltd.	29,730	44,571
	Tech Mahindra Ltd.	219,418	2,822,043
	Techno Electric & Engineering Co. Ltd.	86,905	294,944
* ††	Teledata Marine Solutions Ltd.	267,258	0
	Texmaco Rail & Engineering Ltd.	310,000	182,580
	Thirumalai Chemicals Ltd.	144,596	329,149
	Tide Water Oil Co. India Ltd.	12,468	153,208
	Time Technoplast Ltd.	700,810	868,783
	Tinplate Co. of India Ltd.	177,942	656,077
*	Titagarh Wagons Ltd.	153,588	296,145
	Transport Corp. of India Ltd.	130,573	1,130,240
	Trident Ltd.	2,697,677	1,149,680
	Triveni Engineering & Industries Ltd.	523,300	1,597,938
	Tube Investments of India Ltd.	260,259	8,558,231
	TV Today Network Ltd.	55,663	186,913
*	TV18 Broadcast Ltd.	3,531,975	1,493,835
	TVS Srichakra Ltd.	6,206	185,390
	Uflex Ltd.	197,481	1,670,450
	Unichem Laboratories Ltd.	200,132	992,291
	Union Bank of India Ltd.	2,469,415	1,606,035
	UPL Ltd.	1,319,705	11,679,231
	Usha Martin Ltd.	512,950	878,822
	UTI Asset Management Co. Ltd.	1,331	11,282
*	VA Tech Wabag Ltd.	167,419	535,165
	Vakrangee Ltd.	91,871	35,016
	Vardhman Textiles Ltd.	778,140	3,167,065
* Ω	Varroc Engineering Ltd.	99,361	374,524
	Vedanta Ltd.	1,986,029	6,735,775
	Venky’s India Ltd.	7,595	178,486
	Vindhya Telelinks Ltd.	23,855	384,695
	Visaka Industries Ltd.	2,383	15,572
*	Vodafone Idea Ltd.	10,109,989	1,052,229
	Voltamp Transformers Ltd.	1,323	43,577
	Welspun Corp. Ltd.	747,487	2,010,767
	Welspun Enterprises Ltd.	458,544	709,878
	Welspun India Ltd.	1,833,670	1,732,575
	West Coast Paper Mills Ltd.	215,107	1,590,562
	Wipro Ltd.	4,693,117	21,955,529
*	Wockhardt Ltd.	306,702	862,577
*	Yes Bank Ltd.	19,922,354	3,745,800
	Zee Entertainment Enterprises Ltd.	3,660,922	11,625,678
*	Zee Media Corp. Ltd.	637,519	121,004
	Zensar Technologies Ltd.	423,215	1,136,435
	Zydus Lifesciences Ltd.	126,285	661,107
	Zydus Wellness Ltd.	9,780	208,079

TOTAL INDIA			1,806,853,324

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (2.3%)
	ABM Investama Tbk PT	492,900	$124,464
	Ace Hardware Indonesia Tbk PT	1,161,400	42,040
	Adaro Energy Indonesia Tbk PT	85,301,700	21,762,048
*	Adhi Karya Persero Tbk PT	3,294,700	117,359
*	Alam Sutera Realty Tbk PT	36,827,000	410,748
	Aneka Gas Industri Tbk PT	349,800	45,973
	Aneka Tambang Tbk PT	7,862,100	930,622
	Astra Agro Lestari Tbk PT	3,248,667	1,770,645
	Astra International Tbk PT	65,331,500	27,918,146
	Astra Otoparts Tbk PT	291,800	24,703
* ††	Bakrie Telecom Tbk PT	160,430,200	96,428
*	Bank Capital Indonesia Tbk PT	15,302,200	139,397
	Bank Mandiri Persero Tbk PT	40,988,062	27,689,611
	Bank Negara Indonesia Persero Tbk PT	26,872,841	16,202,525
	Bank OCBC Nisp Tbk PT	780,600	37,577
	Bank Pan Indonesia Tbk PT	52,930,501	8,154,485
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,479,584	1,628,979
	Bank Pembangunan Daerah Jawa Timur Tbk PT	21,239,100	959,946
	Bank Tabungan Negara Persero Tbk PT	27,316,427	2,709,090
*	Bekasi Fajar Industrial Estate Tbk PT	30,746,500	274,026
	BISI International Tbk PT	10,049,400	952,654
	Blue Bird Tbk PT	142,100	14,003
*	Buana Lintas Lautan Tbk PT	36,957,800	364,834
	Bukit Asam Tbk PT	22,735,900	5,694,003
*	Bumi Serpong Damai Tbk PT	19,355,400	1,154,246
	Ciputra Development Tbk PT	63,705,378	3,838,551
*	City Retail Developments Tbk PT	1,000,000	8,974
*	Delta Dunia Makmur Tbk PT	36,091,000	905,720
	Dharma Satya Nusantara Tbk PT	3,990,400	142,069
*	Eagle High Plantations Tbk PT	33,587,800	146,772
	Elnusa Tbk PT	20,412,200	491,744
	Erajaya Swasembada Tbk PT	56,267,800	1,553,378
*	Gajah Tunggal Tbk PT	8,135,800	315,397
* ††	Garuda Indonesia Persero Tbk PT	7,731,781	20,634
*	Global Mediacom Tbk PT	5,743,400	110,377
	Gudang Garam Tbk PT	545,900	843,635
* ††	Hanson International Tbk PT	37,319,300	0
	Indah Kiat Pulp & Paper Tbk PT	16,374,800	10,076,359
	Indika Energy Tbk PT	11,304,900	2,356,731
	Indo Tambangraya Megah Tbk PT	2,278,900	6,564,732
	Indocement Tunggal Prakarsa Tbk PT	766,600	456,009
	Indofood Sukses Makmur Tbk PT	28,226,500	11,679,119
	Indomobil Sukses Internasional Tbk PT	218,700	12,772
	Integra Indocabinet Tbk PT	4,584,200	126,992
*	Intiland Development Tbk PT	16,318,400	193,320
	Jaccs Mitra Pinasthika Mustika Tbk PT	3,767,800	247,424
	Japfa Comfeed Indonesia Tbk PT	29,403,550	2,612,576
	Jaya Real Property Tbk PT	66,551,400	1,988,472
*	Kawasan Industri Jababeka Tbk PT	151,628,856	1,458,317
	KMI Wire & Cable Tbk PT	10,201,300	195,978
*	Krakatau Steel Persero Tbk PT	3,578,500	86,194
	Lippo Cikarang Tbk PT	2,408,310	169,208
*	Lippo Karawaci Tbk PT	220,161,662	1,411,450
*	Malindo Feedmill Tbk PT	6,123,100	214,087
	Medco Energi Internasional Tbk PT	49,922,432	3,703,009
	Media Nusantara Citra Tbk PT	32,613,000	1,716,283
	Metrodata Electronics Tbk PT	4,968,950	186,369
*	MNC Kapital Indonesia Tbk PT	6,530,700	43,579
*	MNC Vision Networks Tbk PT	2,925,400	15,515

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Mulia Industrindo Tbk PT	659,800	$24,111
*	Multipolar Tbk PT	12,387,900	104,758
* ††	Omni Inovasi Indonesia Tbk PT	6,628,800	21,281
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,164,300	2,086,072
	Pakuwon Jati Tbk PT	1,999,500	56,179
*	Pan Brothers Tbk PT	9,804,950	51,526
	Panin Financial Tbk PT	73,799,900	3,005,877
*	Paninvest Tbk PT	10,415,300	1,249,915
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	20,306,584	1,470,861
*	PP Persero Tbk PT	11,927,100	673,061
	Puradelta Lestari Tbk PT	2,516,000	29,345
	Ramayana Lestari Sentosa Tbk PT	12,504,000	461,206
	Salim Ivomas Pratama Tbk PT	22,834,800	621,279
	Sampoerna Agro Tbk PT	8,192,041	1,135,080
	Samudera Indonesia Tbk PT	757,200	115,009
*	Sarana Meditama Metropolitan Tbk PT	563,000	10,462
	Sawit Sumbermas Sarana Tbk PT	2,340,400	208,512
	Semen Indonesia Persero Tbk PT	14,874,700	7,587,732
	Siloam International Hospitals Tbk PT	13,542,400	951,498
	Sinar Mas Agro Resources & Technology Tbk PT	3,671,700	1,089,440
* ††	Sri Rejeki Isman Tbk PT	63,289,500	111,079
	Steel Pipe Industry of Indonesia PT	695,900	12,315
	Summarecon Agung Tbk PT	9,428,500	357,842
*	Surya Semesta Internusa Tbk PT	31,276,700	650,028
* ††	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	80,036
	Timah Tbk PT	5,379,500	467,844
* ††	Trada Alam Minera Tbk PT	188,544,700	113,326
	Trias Sentosa Tbk PT	336,500	16,052
	Triputra Agro Persada PT	1,841,500	82,155
	Tunas Baru Lampung Tbk PT	17,990,700	807,341
	Unggul Indah Cahaya Tbk PT	288,335	207,257
	United Tractors Tbk PT	10,601,200	21,928,961
*	Vale Indonesia Tbk PT	9,434,900	3,940,862
* ††	Waskita Beton Precast Tbk PT	22,419,100	51,206
*	Waskita Karya Persero Tbk PT	25,152,582	775,748
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	71,021
	Wijaya Karya Beton Tbk PT	18,377,300	245,510
*	Wijaya Karya Persero Tbk PT	21,793,500	1,272,636
	XL Axiata Tbk PT	22,558,600	3,646,502

TOTAL INDONESIA			228,901,223

MALAYSIA — (2.0%)
#	Aeon Co. M Bhd	1,897,500	554,008
#	AFFIN Bank Bhd	7,898,916	3,746,756
	Alliance Bank Malaysia Bhd	6,028,000	4,716,018
	Allianz Malaysia Bhd	93,300	262,503
	AMMB Holdings Bhd	9,574,162	8,284,418
	Batu Kawan Bhd	1,621,150	7,189,090
*	Berjaya Assets Bhd	604,700	37,137
*	Berjaya Corp. Bhd	14,730,029	731,193
# *	Berjaya Land Bhd	5,491,800	266,700
#	BIMB Holdings Bhd	1,290,807	692,205
# *	Boustead Holdings Bhd	2,832,091	345,202
#	Boustead Plantations Bhd	3,285,600	482,829
*	Bumi Armada Bhd	16,365,600	1,351,609
#	Cahya Mata Sarawak Bhd	2,178,700	386,955
#	CB Industrial Product Holding Bhd	1,285,500	301,696
	CIMB Group Holdings Bhd	25,492,055	29,777,858

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Comfort Glove Bhd	227,900	$26,967
#	CSC Steel Holdings Bhd	821,256	205,259
	Dayang Enterprise Holdings Bhd	340,600	89,204
#	DRB-Hicom Bhd	6,139,300	1,741,134
	Eco World Development Group Bhd	4,869,900	623,390
# *	Ekovest Bhd	8,316,700	554,733
	FAR East Holdings Bhd	57,360	45,587
	Gadang Holdings Bhd	2,586,100	166,935
#	Gamuda Bhd	7,933,075	6,454,698
	Genting Bhd	6,931,100	6,513,306
	Genting Malaysia Bhd	7,868,200	4,564,470
	Genting Plantations Bhd	82,800	107,186
	George Kent Malaysia Bhd	1,855,600	196,044
	HAP Seng Consolidated Bhd	864,982	1,177,582
#	Hengyuan Refining Co. Bhd	776,700	698,616
	HeveaBoard Bhd	1,817,700	138,133
# *	Hextar Healthcare Bhd	913,300	90,785
#	Hiap Teck Venture Bhd	7,951,000	387,255
	Hibiscus Petroleum Bhd	3,128,500	641,904
	Hong Leong Financial Group Bhd	1,731,334	6,994,785
	Hong Leong Industries Bhd	129,100	254,178
#	IGB Bhd	2,014,864	985,751
	IJM Corp. Bhd	16,528,918	5,694,733
	Insas Bhd	2,517,100	409,803
#	IOI Properties Group Bhd	7,149,225	1,558,132
*	Iskandar Waterfront City Bhd	1,951,300	105,652
# *	JAKS Resources Bhd	6,809,780	360,123
#	Jaya Tiasa Holdings Bhd	2,754,833	340,615
	Keck Seng Malaysia Bhd	751,400	547,898
# *	KNM Group Bhd	13,856,690	249,227
# *	KSL Holdings Bhd	1,718,751	269,403
#	Kumpulan Fima Bhd	575,200	246,273
	Land & General Bhd	11,345,220	218,249
#	LBS Bina Group Bhd	3,959,834	339,239
# Ω	Lotte Chemical Titan Holding Bhd	1,126,293	312,351
#	Magnum Bhd	5,627,645	1,871,169
#	Mah Sing Group Bhd	7,983,162	863,130
	Malayan Banking Bhd	13,466,812	24,463,193
#	Malayan Flour Mills Bhd	3,750,075	432,626
*	Malaysia Airports Holdings Bhd	476,154	602,033
#	Malaysia Building Society Bhd	12,726,043	1,587,636
#	Malaysian Resources Corp. Bhd	10,911,447	693,202
	Matrix Concepts Holdings Bhd	1,192,050	357,460
#	MBM Resources Bhd	812,703	571,267
	Mega First Corp. Bhd	341,200	236,793
	MISC Bhd	5,796,904	8,870,822
#	MKH Bhd	1,847,578	453,708
#	MNRB Holdings Bhd	1,983,779	360,689
	MPHB Capital Bhd	178,400	35,773
	Muda Holdings Bhd	529,900	202,787
*	Muhibbah Engineering M Bhd	2,526,000	221,857
*	Mulpha International Bhd	592,560	286,291
#	OCK Group Bhd	204,300	18,625
	Oriental Holdings Bhd	2,554,379	3,596,982
	OSK Holdings Bhd	6,761,306	1,272,852
	Pantech Group Holdings Bhd	2,232,194	325,867
#	Paramount Corp. Bhd	1,807,455	279,295
#	Petron Malaysia Refining & Marketing Bhd	247,800	240,611
# *	Pos Malaysia Bhd	1,777,400	223,780

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	PPB Group Bhd	2,133,839	$7,534,836
	RHB Bank Bhd	9,531,255	11,542,264
# *	Sapura Energy Bhd	39,709,700	293,413
#	Sarawak Oil Palms Bhd	1,041,700	566,464
	Sime Darby Bhd	15,792,500	7,519,645
	Sime Darby Property Bhd	7,330,900	705,027
#	SP Setia Bhd Group	8,294,573	840,324
††	Sumatec Resources Bhd	2,855,100	544
	Sunway Bhd	8,784,986	2,973,478
	Suria Capital Holdings Bhd	793,880	175,004
#	Ta Ann Holdings Bhd	903,226	754,712
	Tan Chong Motor Holdings Bhd	658,600	154,609
*	Tropicana Corp. Bhd	4,993,061	1,393,015
	TSH Resources Bhd	155,000	34,741
*	Tune Protect Group Bhd	562,300	32,145
	UEM Edgenta Bhd	1,204,400	275,047
# *	UEM Sunrise Bhd	8,933,745	387,622
	United Malacca Bhd	902,000	1,026,475
	UOA Development Bhd	8,041,400	2,655,436
*	Velesto Energy Bhd	13,483,328	343,186
*	Wah Seong Corp. Bhd	676,080	82,102
#	WCT Holdings Bhd	4,268,224	329,525
	Yinson Holdings Bhd	504,280	226,163
*	YNH Property Bhd	2,812,250	2,435,714
	YTL Corp. Bhd	23,659,321	2,827,284

TOTAL MALAYSIA			195,613,000

MEXICO — (2.9%)
# *	ALEATICA SAB de CV	21,226	34,984
	Alfa SAB de CV, Class A	24,152,100	16,042,075
#	Alpek SAB de CV	1,904,817	2,672,685
	Arca Continental SAB de CV	1,245,921	10,178,407
# Ω	Banco del Bajio SA	1,614,328	4,544,855
*	Cemex SAB de CV	69,050	26,905
# *	Cemex SAB de CV, Sponsored ADR	3,249,914	12,544,666
#	Coca-Cola Femsa SAB de CV, Sponsored ADR	58,470	3,671,331
	Coca-Cola Femsa SAB de CV	1,044,400	6,569,077
#	Consorcio ARA SAB de CV	3,207,049	509,878
	Corp. Actinver SAB de CV	89,268	55,869
*	Corp. Interamericana de Entretenimiento SAB de CV, Class B	815,461	382,768
#	Cydsa SAB de CV	5,874	3,854
	Dine SAB de CV	994,814	1,144,792
	El Puerto de Liverpool SAB de CV, Class C1	524,245	2,678,510
	Fomento Economico Mexicano SAB de CV	389,909	2,797,237
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	105,315	7,542,660
	GCC SAB de CV	760,017	4,741,619
	Genomma Lab Internacional SAB de CV, Class B	987,459	760,044
	Gentera SAB de CV	2,214,985	2,271,665
	Grupo Carso SAB de CV	2,647,091	10,674,939
	Grupo Comercial Chedraui SA de CV	1,804,361	7,293,760
	Grupo Elektra SAB de CV	49,325	2,477,079
	Grupo Financiero Banorte SAB de CV, Class O	5,909,135	48,103,995
# *	Grupo Financiero Inbursa SAB de CV, Class O	5,983,476	11,001,768
*	Grupo Gigante SAB de CV	471,076	655,864
	Grupo Herdez SAB de CV	11,958	23,979
	Grupo Industrial Saltillo SAB de CV	1,352,696	2,108,958
	Grupo KUO SAB de CV, Class B	1,907,144	3,994,674
	Grupo Mexico SAB de CV, Class B	8,966,449	32,298,767
*	Grupo Pochteca SAB de CV	67,810	29,091

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Grupo Posadas SAB de CV	168,784	$219,446
	Grupo Rotoplas SAB de CV	126,161	191,028
*	Grupo Sanborns SAB de CV	1,360,018	1,681,746
*	Grupo Simec SAB de CV, Class B	690,073	6,896,202
#	Grupo Televisa SAB, Sponsored ADR	713,059	3,743,560
	Grupo Televisa SAB	2,296,479	2,434,061
*	Hoteles City Express SAB de CV	259,134	71,281
	Industrias Bachoco SAB de CV, Class B	1,220,220	4,983,607
*	Industrias CH SAB de CV, Class B	1,876,805	20,743,086
#	Industrias Penoles SAB de CV	513,804	5,757,312
#	La Comer SAB de CV	3,401,344	6,248,873
	Medica Sur SAB de CV, Class B	1,000	1,938
	Megacable Holdings SAB de CV	761,451	1,586,084
# *	Minera Frisco SAB de CV, Class A1	12,027,802	1,444,818
* Ω	Nemak SAB de CV	8,912,881	2,411,197
	Orbia Advance Corp. SAB de CV	4,100,955	6,898,745
# *	Organizacion Cultiba SAB de CV	157,421	86,604
#	Organizacion Soriana SAB de CV, Class B	13,635,143	20,817,800
	Promotora y Operadora de Infraestructura SAB de CV	539,020	4,054,688
*	Unifin Financiera SAB de CV	18,470	1,529
*	Vista Energy SAB de CV, ADR	3,552	46,993
*	Vitro SAB de CV, Class A	927,658	831,067

TOTAL MEXICO			288,988,420

PHILIPPINES — (1.0%)
	ACEN Corp.	441,060	47,958
††	ACR Mining Corp.	105,455	6,108
	Alliance Global Group, Inc.	19,756,106	3,081,751
	Alsons Consolidated Resources, Inc.	5,043,000	70,693
	Apex Mining Co., Inc.	2,152,000	53,343
*	Atlas Consolidated Mining & Development Corp.	4,214,600	237,982
	Ayala Corp.	153,260	1,778,551
	Bank of the Philippine Islands	3,780,263	6,286,815
	BDO Unibank, Inc.	8,383,698	18,531,201
*	Belle Corp.	4,041,000	79,641
*	Cebu Air, Inc.	279,530	174,929
* Ω	CEMEX Holdings Philippines, Inc.	17,723,719	205,780
	Century Properties Group, Inc.	5,176,400	31,256
	China Banking Corp.	7,866,732	3,524,831
	Cosco Capital, Inc.	13,204,600	899,524
	DMCI Holdings, Inc.	9,574,200	1,578,238
	East West Banking Corp.	2,667,000	269,949
* ††	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	42,362
	Filinvest Land, Inc.	73,198,031	985,456
	First Philippine Holdings Corp.	3,175,100	3,351,969
* ††	Fwbc Holdings, Inc.	5,471,786	0
	Global Ferronickel Holdings, Inc.	9,391,116	364,640
	GT Capital Holdings, Inc.	245,527	1,755,522
*	Integrated Micro-Electronics, Inc.	2,128,500	184,867
	JG Summit Holdings, Inc.	11,156,757	8,351,658
	LT Group, Inc.	9,164,300	1,281,074
	Megaworld Corp.	57,011,300	2,056,751
	Metropolitan Bank & Trust Co.	8,518,232	7,647,510
	Nickel Asia Corp.	3,232,340	270,738
*	Petron Corp.	15,733,900	678,130
*	Philcomsat Holdings Corp.	497,957	2,739
	Philex Mining Corp.	4,703,000	187,594
*	Philippine National Bank	3,173,985	1,053,203

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
* ††	Philippine National Construction Corp.	398,900	$6,326
	Philippine Savings Bank	1,950,769	1,907,021
* ††	Philtown Properties, Inc.	232,901	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	185,101
	Pilipinas Shell Petroleum Corp.	112,730	33,560
	Premium Leisure Corp.	6,804,000	51,610
	Puregold Price Club, Inc.	344,100	178,541
	RFM Corp.	762,400	49,934
	Rizal Commercial Banking Corp.	4,608,906	1,807,003
	Robinsons Land Corp.	19,677,608	5,062,993
	Robinsons Retail Holdings, Inc.	799,160	741,581
	San Miguel Corp.	4,977,426	8,272,923
	Security Bank Corp.	1,414,324	2,117,721
*	Top Frontier Investment Holdings, Inc.	526,832	949,723
	Union Bank of the Philippines	6,398,498	8,528,379
	Vista Land & Lifescapes, Inc.	46,966,968	1,401,335

TOTAL PHILIPPINES			96,366,514

POLAND — (0.6%)
# *	Agora SA	230,402	241,056
*	Alior Bank SA	411,016	2,526,916
	Amica SA	9,232	137,283
	ASBISc Enterprises PLC	4,035	18,248
	Asseco Poland SA	27,024	388,820
	Bank Handlowy w Warszawie SA	13,779	178,339
*	Bank Millennium SA	2,245,941	2,045,867
	Bank Polska Kasa Opieki SA	100,179	1,641,880
	Boryszew SA	283,585	263,590
*	Ciech SA	157,577	1,104,094
	Cyfrowy Polsat SA	585,752	2,193,105
	Develia SA	1,336,579	554,725
*	Enea SA	1,394,796	1,522,382
*	Famur SA	115,828	74,601
	Firma Oponiarska Debica SA	7,256	76,636
*	Grupa Azoty SA	261,819	1,793,809
#	Grupa Kety SA	20,657	2,131,038
*	Jastrzebska Spolka Weglowa SA	225,918	1,959,295
	Kernel Holding SA	262,285	907,630
	KGHM Polska Miedz SA	370,494	7,407,102
	Lubelski Wegiel Bogdanka SA	63,865	446,859
# *	mBank SA	35,419	1,982,711
# *	Mercator Medical SA	3,520	35,548
*	PGE Polska Grupa Energetyczna SA	3,928,234	4,477,195
# *	PKP Cargo SA	114,540	292,115
	Polski Koncern Naftowy Orlen SA	2,133,658	24,501,921
	Santander Bank Polska SA	5,139	272,870
	Stalexport Autostrady SA	176,122	94,531
*	Tauron Polska Energia SA	6,640,357	2,694,241

TOTAL POLAND			61,964,407

QATAR — (0.7%)
	Aamal Co.	6,643,282	2,051,965
	Al Khaleej Takaful Group QSC	667,464	484,585
*	Alijarah Holding Co. QPSC	3,099,098	768,603
	Baladna	6,094,005	2,769,154
	Barwa Real Estate Co.	6,144,465	5,733,497
	Commercial Bank PSQC	5,595,941	9,672,742
	Doha Bank QPSC	6,449,460	3,905,499

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Doha Insurance Co. QSC	63,045	$35,596
*	Gulf International Services QSC	6,623,369	3,306,181
	Gulf Warehousing Co.	746,601	875,865
*	Lesha Bank LLC	629,452	211,745
	Mannai Corp. QSC	114,414	238,659
	Masraf Al Rayan QSC	5,769,535	6,078,992
*	Mazaya Real Estate Development QPSC	3,969,317	910,529
	Medicare Group	45,134	86,280
	Mesaieed Petrochemical Holding Co.	9,214,793	5,747,179
	Ooredoo QPSC	3,394,816	9,101,474
	Qatar Aluminum Manufacturing Co.	561,276	249,726
	Qatar Fuel QSC	815,317	4,271,500
	Qatar Industrial Manufacturing Co. QSC	47,636	46,178
	Qatar Insurance Co. SAQ	2,935,877	1,740,419
	Qatar National Cement Co. QSC	509,247	637,003
	Qatar Navigation QSC	1,693,917	4,770,388
*	Salam International Investment Ltd. QSC	7,362,808	1,567,589
	United Development Co. QSC	8,800,296	3,461,588
	Vodafone Qatar QSC	6,956,707	3,198,108

TOTAL QATAR			71,921,044

RUSSIA — (0.0%)
* ††	Etalon Group PLC, GDR	88,415	0
* ††	Gazprom PJSC,Sponsored ADR	9,648,397	0
* ††	Lukoil PJSC, Sponsored ADR	919,241	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,296	0
* ††	Rosneft Oil Co. PJSC, GDR	1,520,319	0
* ††	RusHydro PJSC, ADR	4,402,355	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	31,829	0
* ††	VTB Bank PJSC, GDR	5,107,496	0

SAUDI ARABIA — (4.2%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	21,491	103,548
	Al Babtain Power & Telecommunication Co.	187,275	1,121,815
*	Al Etihad Cooperative Insurance Co.	146,932	529,510
*	Al Hassan Ghazi Ibrahim Shaker Co.	65,288	389,896
*	Al Jouf Cement Co.	475,137	1,463,670
*	Al Khaleej Training & Education Co.	227,767	958,299
*	AlAbdullatif Industrial Investment Co.	72,998	344,847
*	AlJazira Takaful Ta’awuni Co.	203,722	830,034
*	Allianz Saudi Fransi Cooperative Insurance Co.	76,641	276,877
	Arab National Bank	1,974,749	16,956,751
	Arabian Cement Co.	371,303	3,712,783
	Arriyadh Development Co.	178,034	961,330
	Astra Industrial Group	195,639	2,864,363
	Bank Al-Jazira	3,490,928	21,719,541
	Banque Saudi Fransi	1,746,023	20,070,498
*	Basic Chemical Industries Ltd.	98,537	958,229
*	Buruj Cooperative Insurance Co.	56,068	240,904
*	Chubb Arabia Cooperative Insurance Co.	27,120	119,009
	City Cement Co.	570,039	3,080,723
*	Dar Al Arkan Real Estate Development Co.	2,711,733	9,702,041
*	Dur Hospitality Co.	306,999	1,739,751
	Eastern Province Cement Co.	299,249	3,523,322
	Electrical Industries Co.	22,922	163,847
*	Emaar Economic City	1,825,796	4,661,958
	Etihad Etisalat Co.	2,186,511	21,286,947
	Gulf Insurance Group	92,486	638,996
	Hail Cement Co.	394,113	1,335,572

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Jazan Energy & Development Co.	187,996	$681,416
	L’Azurde Co. for Jewelry	36,569	140,182
*	Methanol Chemicals Co.	53,134	435,147
*	Middle East Specialized Cables Co.	42,008	132,200
*	Mobile Telecommunications Co. Saudi Arabia	2,552,047	8,814,493
	Najran Cement Co.	664,184	2,243,965
	National Co. for Glass Industries	71,216	731,676
	National Gypsum	37,579	264,248
*	National Industrialization Co.	1,575,421	5,600,995
	Northern Region Cement Co.	737,880	2,301,493
	Riyad Bank	2,878,332	27,509,361
	Sahara International Petrochemical Co.	1,791,938	19,291,768
	Saudi Basic Industries Corp.	3,400,714	79,850,518
	Saudi British Bank	3,218,956	37,287,035
	Saudi Ceramic Co.	50,876	560,481
	Saudi Chemical Co. Holding	333,404	2,603,800
	Saudi Industrial Investment Group	1,398,736	8,356,485
	Saudi Industrial Services Co.	364,483	2,162,173
	Saudi Investment Bank	1,314,527	6,341,256
*	Saudi Kayan Petrochemical Co.	6,316,140	22,125,416
*	Saudi Marketing Co.	80,262	463,943
	Saudi National Bank	2,368,512	37,434,883
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	69,289	488,342
*	Saudi Printing & Packaging Co.	53,298	247,968
*	Saudi Public Transport Co.	27,287	122,765
*	Saudi Reinsurance Co.	314,733	1,114,241
	Savola Group	418,594	3,261,242
*	Seera Group Holding	771,567	3,916,223
*	Sinad Holding Co.	332,674	1,123,633
	Tabuk Cement Co.	353,379	1,642,471
*	Takween Advanced Industries Co.	23,618	66,810
	Umm Al-Qura Cement Co.	230,188	1,137,375
	United International Transportation Co.	15,240	185,480
	United Wire Factories Co.	2,640	21,128
*	Walaa Cooperative Insurance Co.	152,249	550,879
*	Yamama Cement Co.	743,903	5,815,697
	Yanbu Cement Co.	269,659	2,991,138
	Yanbu National Petrochemical Co.	544,046	6,468,658
*	Zamil Industrial Investment Co.	231,061	1,099,406

TOTAL SAUDI ARABIA			415,341,451

SOUTH AFRICA — (3.7%)
	Absa Group Ltd.	3,114,038	33,816,033
	Adcock Ingram Holdings Ltd.	42,701	110,980
	Advtech Ltd.	99,684	96,664
	AECI Ltd.	860,534	4,329,047
	African Rainbow Minerals Ltd.	527,605	7,429,795
	Alexander Forbes Group Holdings Ltd.	3,108,833	838,897
	Altron Ltd., Class A	134,145	64,033
	Alviva Holdings Ltd.	641,511	802,767
	AngloGold Ashanti Ltd., Sponsored ADR	1,106,596	14,441,078
	Aspen Pharmacare Holdings Ltd.	1,158,680	9,531,215
	Astral Foods Ltd.	158,384	1,520,744
	Barloworld Ltd.	1,303,540	7,294,890
*	Blue Label Telecoms Ltd.	2,858,416	802,964
# *	Brait PLC	5,322,564	1,262,545
	Caxton & CTP Publishers & Printers Ltd.	1,280,784	661,997
#	DataTec Ltd.	3,762,864	8,461,297
*	Discovery Ltd.	321,318	2,101,685

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	DRDGOLD Ltd.	958,298	$494,646
	Exxaro Resources Ltd.	775,443	8,640,926
#	Gold Fields Ltd., Sponsored ADR	2,304,508	18,159,523
	Grindrod Ltd.	1,273,685	718,696
#	Grindrod Shipping Holdings Ltd.	67,963	1,752,980
	Harmony Gold Mining Co. Ltd.	1,236,434	3,424,358
	Harmony Gold Mining Co. Ltd., Sponsored ADR	204,875	573,650
	Hudaco Industries Ltd.	160,964	1,198,994
	Impala Platinum Holdings Ltd.	3,454,876	35,373,305
	Investec Ltd.	1,175,172	5,777,930
	KAP Industrial Holdings Ltd.	8,287,397	2,084,093
	Lewis Group Ltd.	831,398	2,179,458
	Life Healthcare Group Holdings Ltd.	3,249,922	3,492,370
	Merafe Resources Ltd.	7,856,984	530,772
	Metair Investments Ltd.	1,094,606	1,649,932
	Momentum Metropolitan Holdings	5,591,672	5,223,123
	Motus Holdings Ltd.	343,938	2,171,494
	Mpact Ltd.	1,853,981	2,824,648
	MTN Group Ltd.	3,073,887	21,724,550
*	Murray & Roberts Holdings Ltd.	4,920,201	1,272,918
	Nedbank Group Ltd.	1,533,069	18,149,686
	Oceana Group Ltd.	130,350	393,151
	Old Mutual Ltd.	17,591,787	9,985,660
	Omnia Holdings Ltd.	1,066,447	4,184,033
Ω	Pepkor Holdings Ltd.	4,128,179	5,101,976
*	PPC Ltd.	7,236,310	878,277
	Raubex Group Ltd.	1,302,830	2,033,066
	RCL Foods Ltd.	159,113	95,015
	Reunert Ltd.	1,053,311	2,647,152
	RFG Holdings Ltd.	23,326	13,328
	Royal Bafokeng Platinum Ltd.	591,722	4,759,377
# *	Sappi Ltd.	2,995,739	9,229,287
	Sasol Ltd.	1,719,839	28,910,568
	Sibanye Stillwater Ltd.	2,877,676	6,740,162
#	Sibanye Stillwater Ltd., ADR	911,976	8,563,455
	Standard Bank Group Ltd.	4,288,338	40,032,656
*	Steinhoff International Holdings NV	936,670	96,389
	Super Group Ltd.	2,495,837	3,532,719
# *	Telkom SA SOC Ltd.	1,522,948	3,024,697
*	Trencor Ltd.	1,135,741	367,900
	Tsogo Sun Gaming Ltd.	899,000	563,764
*	Wilson Bayly Holmes-Ovcon Ltd.	299,156	1,571,411

TOTAL SOUTH AFRICA			363,708,726

SOUTH KOREA — (11.5%)
*	Actoz Soft Co. Ltd.	3,702	16,735
	Aekyung Chemical Co. Ltd.	37,530	244,222
*	Agabang&Company	12,246	26,894
	AJ Networks Co. Ltd.	69,115	284,605
*	Ajin Industrial Co. Ltd.	191,527	371,432
	AK Holdings, Inc.	13,437	106,289
#	Amorepacific Group	62,993	1,090,667
*	Aprogen pharmaceuticals, Inc.	772,918	300,588
#	Asia Cement Co. Ltd.	83,810	544,261
	ASIA Holdings Co. Ltd.	5,076	387,987
	Asia Paper Manufacturing Co. Ltd.	27,225	698,838
	AUK Corp.	137,335	203,165
	Aurora World Corp.	19,282	103,394
	Austem Co. Ltd.	74,800	77,852

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Autech Corp.	12,933	$53,145
*	Barunson Entertainment & Arts Corp.	76,043	43,756
	Bcworld Pharm Co. Ltd.	7,068	33,996
	BGF Co. Ltd.	125,889	288,197
	Binggrae Co. Ltd.	15,376	402,456
*	BioSmart Co. Ltd.	54,215	124,822
	Bixolon Co. Ltd.	27,536	149,859
	Bluecom Co. Ltd.	53,842	152,359
	BNK Financial Group, Inc.	1,040,137	4,674,265
	Bookook Securities Co. Ltd.	20,358	257,942
	BYC Co. Ltd.	752	193,945
	Byucksan Corp.	249,204	339,455
*	Capro Corp.	11,841	18,301
*	Charm Engineering Co. Ltd.	55,208	33,513
	Chinyang Holdings Corp.	83,349	175,649
	Chongkundang Holdings Corp.	8,866	326,625
	Chosun Refractories Co. Ltd.	8,873	476,429
	CJ CheilJedang Corp.	44,070	12,795,361
	CJ Corp.	86,194	4,338,071
	CJ ENM Co. Ltd.	27,238	1,400,537
# *	CJ Logistics Corp.	20,840	1,283,425
	CKD Bio Corp.	2,543	38,864
*	Cloud Air Co. Ltd.	53,283	34,910
*	CODI-M Co. Ltd.	92,116	39,641
	Com2uSCorp.	4,742	235,949
*	Comtec Systems Co. Ltd.	330,288	145,051
*	Cosmecca Korea Co. Ltd.	12,521	57,050
	Coweaver Co. Ltd.	16,593	78,719
	Crown Confectionery Co. Ltd.	11,579	66,105
	CROWNHAITAI Holdings Co. Ltd.	35,198	150,310
	Cuckoo Holdings Co. Ltd.	2,859	32,580
	Cuckoo Homesys Co. Ltd.	2,467	49,652
	Cymechs, Inc.	422	3,564
	Dae Han Flour Mills Co. Ltd.	5,781	522,963
	Dae Hyun Co. Ltd.	170,764	253,025
	Dae Won Kang Up Co. Ltd.	215,821	385,998
*	Dae Yu Co. Ltd.	22,377	52,888
	Daebongls Co. Ltd.	4,061	21,728
#	Daechang Co. Ltd.	318,178	285,306
	Daechang Forging Co. Ltd.	23,600	105,268
#	Daedong Corp.	106,769	857,250
	Daehan Steel Co. Ltd.	69,851	599,420
	Daekyo Co. Ltd.	71,052	114,406
	Daelim B&Co Co. Ltd.	7,997	21,491
#	Daesang Corp.	131,636	1,933,923
	Daesang Holdings Co. Ltd.	69,236	343,728
	Daewon San Up Co. Ltd.	61,406	237,260
# *	Daewoo Engineering & Construction Co. Ltd.	1,087,536	3,202,719
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	111,053	1,424,300
*	Dahaam E-Tec Co. Ltd.	3,535	104,230
	Daihan Pharmaceutical Co. Ltd.	14,428	282,410
	Daishin Securities Co. Ltd.	169,070	1,654,239
#	Daol Investment & Securities Co. Ltd.	266,062	577,169
#	Daou Data Corp.	88,252	961,850
	Daou Technology, Inc.	142,841	1,812,750
	DB Financial Investment Co. Ltd.	179,115	505,510
	DB Insurance Co. Ltd.	267,821	10,569,804
*	DB, Inc.	197,479	104,383
	Deutsch Motors, Inc.	67,324	294,935

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Development Advance Solution Co. Ltd.	63,090	$236,037
	Device ENG Co. Ltd.	1,411	15,367
	DGB Financial Group, Inc.	1,026,507	4,888,020
	DI Dong Il Corp.	56,370	567,839
	Display Tech Co. Ltd.	36,701	125,476
	DL Construction Co. Ltd.	7,274	67,071
#	DL E&C Co. Ltd.	238,320	5,749,739
#	DL Holdings Co. Ltd.	79,433	3,423,003
	DMS Co. Ltd.	60,802	199,971
	DN Automotive Corp.	7,797	316,929
	Dong A Eltek Co. Ltd.	36,986	161,554
	Dong-A Socio Holdings Co. Ltd.	5,524	395,008
	Dong-A ST Co. Ltd.	9,733	372,029
	Dong-Ah Geological Engineering Co. Ltd.	8,041	74,337
*	Dongbang Transport Logistics Co. Ltd.	22,082	33,214
	Dongbu Corp.	36,803	175,697
	Dongil Industries Co. Ltd.	4,582	574,275
	Dongkuk Industries Co. Ltd.	200,221	659,674
#	Dongkuk Steel Mill Co. Ltd.	382,354	3,063,694
	Dongsung Chemical Co. Ltd.	159,407	493,730
	Dongwha Pharm Co. Ltd.	51,207	324,111
	Dongwon Development Co. Ltd.	229,359	572,452
	Dongwon F&B Co. Ltd.	3,010	272,447
#	Dongwon Industries Co. Ltd.	7,116	1,148,340
*	Dongwoo Farm To Table Co. Ltd.	14,971	28,556
#	Dongyang E&P, Inc.	28,974	255,844
	Doosan Bobcat, Inc.	233,044	5,469,299
#	Doosan Co. Ltd.	38,417	2,081,383
	DoubleUGames Co. Ltd.	26,816	901,236
	DY Corp.	99,543	379,059
	DY POWER Corp.	23,114	177,344
	Eagon Industrial Ltd.	37,684	197,550
	Easy Holdings Co. Ltd.	265,832	535,853
	e-LITECOM Co. Ltd.	12,362	46,986
	E-MART, Inc.	71,124	4,216,420
	Estechpharma Co. Ltd.	22,481	115,388
	Eugene Corp.	285,673	681,687
	Eugene Investment & Securities Co. Ltd.	375,364	603,680
	Eusu Holdings Co. Ltd.	64,565	312,603
	Exicon Co. Ltd.	6,081	38,821
	Farmsco	43,103	111,144
#	Fila Holdings Corp.	148,106	3,392,037
	Fursys, Inc.	20,360	391,488
	Gaon Cable Co. Ltd.	22,749	266,365
	Gemvaxlink Co. Ltd.	117,017	84,907
	Geumhwa PSC Co. Ltd.	976	19,134
	GMB Korea Corp.	48,932	166,436
	Golfzon Newdin Holdings Co. Ltd.	125,101	472,075
	Green Cross Holdings Corp.	28,431	345,538
	GS Engineering & Construction Corp.	255,772	3,886,392
*	GS Global Corp.	240,697	454,861
	GS Holdings Corp.	259,979	8,385,764
	GS Retail Co. Ltd.	75,400	1,342,608
	Gwangju Shinsegae Co. Ltd.	19,015	420,203
	Haitai Confectionery & Foods Co. Ltd.	12,558	51,817
	Hana Financial Group, Inc.	1,199,113	34,667,994
	HanChang Paper Co. Ltd.	21,637	22,613
	Handok, Inc.	19,195	218,111
	Handsome Co. Ltd.	86,395	1,519,495

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanil Holdings Co. Ltd.	81,808	$579,431
	Hanjin Transportation Co. Ltd.	51,217	693,293
	Hankook Tire & Technology Co. Ltd.	287,704	7,369,323
	Hanshin Construction Co. Ltd.	46,887	289,643
	Hansol Holdings Co. Ltd.	188,105	416,962
	Hansol HomeDeco Co. Ltd.	394,971	291,908
	Hansol Paper Co. Ltd.	98,797	945,061
*	Hansol Technics Co. Ltd.	152,097	554,320
#	Hanwha Corp.	199,012	3,541,049
*	Hanwha General Insurance Co. Ltd.	217,393	561,025
	Hanwha Investment & Securities Co. Ltd.	614,846	1,058,673
# *	Hanwha Life Insurance Co. Ltd.	1,698,564	2,600,450
*	Hanwha Solutions Corp.	199,868	6,605,367
	Hanyang Eng Co. Ltd.	57,968	552,382
	Hanyang Securities Co. Ltd.	48,595	295,709
	Harim Holdings Co. Ltd.	217,823	1,074,788
#	HD Hyundai Co. Ltd.	164,915	7,040,099
	HDC Holdings Co. Ltd.	14,787	56,642
	HDC Hyundai Development Co. Engineering & Construction, Class E	100,792	706,431
	HDC Hyundai Engineering Plastics Co. Ltd.	71,923	195,907
*	Heungkuk Fire & Marine Insurance Co. Ltd.	81,716	169,091
	High Tech Pharm Co. Ltd.	8,554	54,750
	Hitejinro Holdings Co. Ltd.	41,023	290,573
	HL D&I Halla Corp.	124,417	248,020
	HL Holdings Corp.	41,387	914,140
#	HMM Co. Ltd.	526,639	7,044,814
	HS Industries Co. Ltd.	21,523	56,725
*	Huneed Technologies	54,858	239,592
	Huons Global Co. Ltd.	19,207	238,168
#	Huvis Corp.	95,448	329,511
	Hwa Shin Co. Ltd.	34,043	212,496
	Hwacheon Machine Tool Co. Ltd.	6,607	145,346
	Hwangkum Steel & Technology Co. Ltd.	54,167	272,450
	Hwaseung Corp. Co. Ltd.	28,523	26,613
	HwaSung Industrial Co. Ltd.	40,091	310,466
	Hy-Lok Corp.	45,195	654,159
#	Hyosung Corp.	34,661	1,665,205
	Hyosung TNC Corp.	5,144	942,532
	Hyundai BNG Steel Co. Ltd.	54,999	400,571
	Hyundai Construction Equipment Co. Ltd.	79,410	2,391,363
	Hyundai Corp.	45,004	511,098
	Hyundai Corp. Holdings, Inc.	31,933	227,361
	Hyundai Department Store Co. Ltd.	78,350	2,971,635
# *	Hyundai Doosan Infracore Co. Ltd.	977,077	3,798,525
	Hyundai Engineering & Construction Co. Ltd.	269,031	6,577,094
	Hyundai Futurenet Co. Ltd.	220,789	408,566
	Hyundai Glovis Co. Ltd.	38,141	4,648,900
#	Hyundai Greenfood Co. Ltd.	278,992	1,273,627
	Hyundai Home Shopping Network Corp.	36,541	1,147,969
	Hyundai Livart Furniture Co. Ltd.	68,316	403,312
#	Hyundai Marine & Fire Insurance Co. Ltd.	324,982	7,589,347
	Hyundai Mobis Co. Ltd.	204,717	31,399,357
#	Hyundai Motor Co.	371,214	42,778,130
	Hyundai Motor Securities Co. Ltd.	115,174	744,248
	Hyundai Steel Co.	330,237	6,498,342
#	Hyundai Wia Corp.	58,341	2,495,790
	ICD Co. Ltd.	17,715	105,115
	IDIS Holdings Co. Ltd.	25,924	199,202
	Iljin Electric Co. Ltd.	95,282	291,997

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Iljin Holdings Co. Ltd.	91,947	$258,683
#	Ilshin Spinning Co. Ltd.	8,448	616,249
	Ilsung Pharmaceuticals Co. Ltd.	5,843	436,255
*	iMarketKorea, Inc.	88,543	639,772
#	Industrial Bank of Korea	1,133,792	8,309,118
	INITECH Co. Ltd.	1,033	2,354
*	INNO Instrument, Inc.	52,863	44,668
	Innocean Worldwide, Inc.	19,135	538,971
	INTOPS Co. Ltd.	68,533	1,336,820
	Inzi Controls Co. Ltd.	8,200	45,994
	INZI Display Co. Ltd.	114,878	133,312
#	IS Dongseo Co. Ltd.	61,006	1,348,157
	JB Financial Group Co. Ltd.	646,983	3,257,905
	JC Hyun System, Inc.	50,382	127,580
*	JNTC Co. Ltd.	45,564	149,237
	Kangnam Jevisco Co. Ltd.	19,813	291,100
	KAON Media Co. Ltd.	24,658	101,704
	KB Financial Group, Inc., ADR	2,132,213	71,514,424
	KC Co. Ltd.	40,765	442,729
	KC Green Holdings Co. Ltd.	76,623	133,725
	KC Tech Co. Ltd.	20,518	216,991
#	KCC Corp.	16,696	2,851,479
	KCC Engineering & Construction Co. Ltd.	9,136	37,340
	KCC Glass Corp.	69,948	1,897,286
	KCTC	7,171	20,350
*	KEC Holdings Co. Ltd.	22,537	18,962
	KG Chemical Corp.	3,173	51,151
#	Kginicis Co. Ltd.	27,461	247,224
	KGMobilians Co. Ltd.	34,364	136,793
	Kia Corp.	1,032,241	47,969,051
	KISCO Corp.	79,360	323,965
	KISCO Holdings Co. Ltd.	40,219	363,727
	KISWIRE Ltd.	61,260	770,637
#	KIWOOM Securities Co. Ltd.	89,433	5,060,207
*	KleanNara Co. Ltd.	53,229	108,881
	Kolmar Korea Holdings Co. Ltd.	29,261	282,996
	Kolon Corp.	38,037	602,206
#	Kolon Global Corp.	30,280	284,469
	Kolon Industries, Inc.	96,422	2,936,191
	Komelon Corp.	29,152	207,535
	Kook Soon Dang Brewery Co. Ltd.	26,660	121,455
	Kopla Co. Ltd.	9,387	32,137
#	Korea Alcohol Industrial Co. Ltd.	78,635	581,454
	Korea Asset In Trust Co. Ltd.	256,587	522,057
	Korea Electric Terminal Co. Ltd.	34,640	1,258,352
	Korea Export Packaging Industrial Co. Ltd.	1,813	32,196
	Korea Flange Co. Ltd.	151,751	255,360
	Korea Investment Holdings Co. Ltd.	218,509	7,585,270
*	Korea Line Corp.	871,544	1,202,627
	Korea Petrochemical Ind Co. Ltd.	19,867	1,647,455
	Korea Real Estate Investment & Trust Co. Ltd.	856,608	819,884
# *	Korea Shipbuilding & Offshore Engineering Co. Ltd.	133,872	6,819,626
*	Korean Air Lines Co. Ltd.	56,930	921,926
	Korean Reinsurance Co.	491,832	2,535,899
*	Kortek Corp.	54,034	343,624
	KPX Chemical Co. Ltd.	12,798	428,815
	KSS LINE Ltd.	82,545	520,609
	KT Skylife Co. Ltd.	142,233	816,402
	KT&G Corp.	68,678	4,612,519

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KTCS Corp.	168,949	$255,931
	Ktis Corp.	152,732	262,466
	Kukdo Chemical Co. Ltd.	10,292	312,292
*	Kukdong Corp.	11,431	8,291
	Kukdong Oil & Chemicals Co. Ltd.	26,930	67,452
*	Kumho HT, Inc.	85,504	59,926
	Kumho Petrochemical Co. Ltd.	42,956	3,937,967
*	Kumho Tire Co., Inc.	476,127	1,029,283
	KUMHOE&C Co. Ltd.	7,074	30,010
	Kumkang Kind Co. Ltd.	96,105	350,246
	Kwang Dong Pharmaceutical Co. Ltd.	76,797	318,321
*	KX Hitech Co. Ltd.	81,334	74,935
#	Kyeryong Construction Industrial Co. Ltd.	42,646	510,662
	Kyobo Securities Co. Ltd.	108,288	396,503
#	Kyungbang Co. Ltd.	61,163	469,757
	Kyungdong Pharm Co. Ltd.	14,689	75,810
	Kyung-In Synthetic Corp.	6,399	21,365
	LEADCORP, Inc.	85,015	451,185
	Lee Ku Industrial Co. Ltd.	20,154	42,724
	LF Corp.	106,031	1,103,618
	LG Corp.	313,441	17,400,051
#	LG Display Co. Ltd., ADR	2,861,480	12,704,971
	LG Electronics, Inc.	565,137	32,280,755
	LG HelloVision Co. Ltd.	143,379	456,499
	LG Uplus Corp.	1,231,765	9,891,419
	LMS Co. Ltd.	162	786
#	Lotte Chemical Corp.	61,100	6,331,084
#	Lotte Chilsung Beverage Co. Ltd.	15,560	1,532,253
	Lotte Confectionery Co. Ltd.	6,080	554,409
#	Lotte Corp.	93,211	2,130,164
*	Lotte Data Communication Co.	8,187	134,016
#	LOTTE Fine Chemical Co. Ltd.	86,140	3,387,325
	LOTTE Himart Co. Ltd.	52,285	483,785
# *	Lotte Non-Life Insurance Co. Ltd.	404,670	419,907
	Lotte Shopping Co. Ltd.	44,648	2,733,623
	LS Corp.	81,848	3,813,670
#	LS Electric Co. Ltd.	6,851	264,044
*	Lumens Co. Ltd.	190,857	140,522
*	LVMC Holdings	274,553	522,342
	LX Hausys Ltd.	40,046	903,414
*	LX Holdings Corp.	153,703	935,706
	LX International Corp.	162,132	4,618,056
	Maeil Dairies Co. Ltd.	6,841	225,890
	Maeil Holdings Co. Ltd.	11,288	66,791
	MegaStudy Co. Ltd.	43,791	337,836
	Meritz Financial Group, Inc.	44,989	683,783
	Meritz Securities Co. Ltd.	1,586,143	4,112,984
	Mi Chang Oil Industrial Co. Ltd.	4,014	209,639
	Mirae Asset Life Insurance Co. Ltd.	388,009	721,298
#	Mirae Asset Securities Co. Ltd.	1,500,541	6,679,697
	MK Electron Co. Ltd.	88,121	623,089
*	Mobase Co. Ltd.	21,024	42,982
*	Mobase Electronics Co. Ltd.	16,407	15,282
	Moonbae Steel Co. Ltd.	8,945	21,195
	Moorim P&P Co. Ltd.	125,039	396,981
	Moorim Paper Co. Ltd.	140,508	239,452
#	Motonic Corp.	51,452	275,009
	Muhak Co. Ltd.	53,110	179,411
	Nam Hwa Construction Co. Ltd.	23,163	106,766

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Namyang Dairy Products Co. Ltd.	2,139	$545,444
	NEOWIZ HOLDINGS Corp.	19,890	337,580
# Ω	Netmarble Corp.	20,493	640,424
	Nexen Corp.	134,544	377,626
#	Nexen Tire Corp.	208,239	1,126,837
	NH Investment & Securities Co. Ltd.	625,538	3,933,176
*	NHN Corp.	111,106	1,786,672
	NI Steel Co. Ltd.	8,824	23,835
	NICE Holdings Co. Ltd.	15,181	131,561
	Nice Information & Telecommunication, Inc.	10,279	190,966
	NICE Total Cash Management Co. Ltd.	7,446	24,071
*	NK Co. Ltd.	25,998	16,230
	Nong Shim Holdings Co. Ltd.	11,334	487,352
	Nong Woo Bio Co. Ltd.	21,556	121,503
#	NongShim Co. Ltd.	12,676	2,685,052
	NOROO Paint & Coatings Co. Ltd.	66,016	358,002
	NPC	116,690	553,159
#	OCI Co. Ltd.	82,048	5,860,278
	Okong Corp.	4,362	9,696
	Opto Device Technology Co. Ltd.	18,051	66,139
	OPTUS Pharmaceutical Co. Ltd.	21,387	92,962
#	Orion Holdings Corp.	139,106	1,394,976
* ††	Osung Advanced Materials Co. Ltd.	178,760	278,898
	Ottogi Corp.	2,115	655,126
#	Paik Kwang Industrial Co. Ltd.	141,258	439,652
#	Pan Ocean Co. Ltd.	1,250,644	3,766,084
*	Pan-Pacific Co. Ltd.	113,324	95,299
#	PHA Co. Ltd.	51,383	219,777
	PJ Electronics Co. Ltd.	10,236	44,723
#	Poongsan Corp.	111,735	2,044,672
#	Poongsan Holdings Corp.	28,395	507,766
#	POSCO Holdings, Inc., Sponsored ADR	903,713	39,203,070
	POSCO Holdings, Inc.	85,423	14,888,437
#	Posco International Corp.	275,976	3,992,926
*	Power Logics Co. Ltd.	9,657	36,316
	Protec Co. Ltd.	4,528	69,305
	Pulmuone Co. Ltd.	16,524	118,737
	Rayence Co. Ltd.	15,304	102,983
*	RFTech Co. Ltd.	49,408	151,934
	Sajo Industries Co. Ltd.	12,815	374,843
	Sajodaerim Corp.	10,562	175,770
	Sam Young Electronics Co. Ltd.	67,266	462,472
	Sambo Corrugated Board Co. Ltd.	31,268	220,308
	Sambo Motors Co. Ltd.	63,534	261,262
	Samho Development Co. Ltd.	108,856	296,149
	SAMHWA Paints Industrial Co. Ltd.	68,665	299,490
	Samick Musical Instruments Co. Ltd.	311,281	257,429
	Samji Electronics Co. Ltd.	15,508	88,463
	Samjin LND Co. Ltd.	82,899	166,315
	Sammok S-Form Co. Ltd.	28,515	334,547
#	SAMPYO Cement Co. Ltd.	200,830	495,380
	Samsung C&T Corp.	223,876	18,584,296
#	Samsung Card Co. Ltd.	110,883	2,403,826
#	Samsung Electronics Co. Ltd.	2,272,366	94,575,472
	Samsung Fire & Marine Insurance Co. Ltd.	120,085	16,841,844
*	Samsung Heavy Industries Co. Ltd.	350,443	1,265,139
	Samsung Life Insurance Co. Ltd.	235,714	11,139,311
	Samsung Securities Co. Ltd.	266,088	5,920,140
	SAMT Co. Ltd.	4,061	7,345

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Corp.	20,184	$525,194
	Samyang Holdings Corp.	21,647	939,479
	Samyang Packaging Corp.	1,251	13,953
	Samyang Tongsang Co. Ltd.	7,531	264,755
	Sangsangin Co. Ltd.	73,576	334,035
	SAVEZONE I&C Corp.	83,806	151,345
	Seah Besteel Holdings Corp.	93,336	1,096,005
	SeAH Holdings Corp.	4,354	310,169
	SeAH Steel Corp.	6,967	678,100
	SeAH Steel Holdings Corp.	8,469	803,509
	Sebang Co. Ltd.	60,229	694,779
	Sebang Global Battery Co. Ltd.	34,642	945,869
	Sejong Industrial Co. Ltd.	99,330	321,827
	Sejong Telecom, Inc.	165,700	78,085
	Sempio Co.	1,814	63,492
	Sempio Foods Co.	327	7,204
	Seohan Co. Ltd.	493,982	353,077
	Seoul Semiconductor Co. Ltd.	140,059	1,025,106
	Seowon Co. Ltd.	103,160	92,874
	SEOWONINTECH Co. Ltd.	6,241	24,780
	Seoyon Co. Ltd.	80,525	294,430
	Seoyon E-Hwa Co. Ltd.	81,828	408,818
††	Sewon Precision Industry Co. Ltd.	1,457	1,552
	SGC e Tec E&C Co. Ltd.	9,146	215,583
	SGC Energy Co. Ltd.	1,025	22,576
#	Shindaeyang Paper Co. Ltd.	10,487	609,357
	Shinhan Financial Group Co. Ltd.	947,124	24,072,620
#	Shinhan Financial Group Co. Ltd., ADR	1,013,296	25,626,255
	Shinsegae Engineering & Construction Co. Ltd.	14,942	170,743
	Shinsegae Food Co. Ltd.	2,444	82,116
	Shinsegae Information & Communication Co. Ltd.	6,640	57,703
	Shinsegae, Inc.	34,791	5,180,190
	Shinwon Corp.	30,816	33,263
	Shinyoung Securities Co. Ltd.	25,871	1,003,802
	Silla Co. Ltd.	36,116	282,501
#	SIMPAC, Inc.	120,658	528,759
	Sindoh Co. Ltd.	26,365	595,747
	Sinil Pharm Co. Ltd.	27,257	153,507
	SK Chemicals Co. Ltd.	6,802	421,403
	SK D&D Co. Ltd.	845	12,210
	SK Discovery Co. Ltd.	63,684	1,326,161
	SK Gas Ltd.	4,620	369,410
	SK Hynix, Inc.	1,932,360	111,867,237
*	SK Innovation Co. Ltd.	195,623	23,687,640
	SK Networks Co. Ltd.	751,085	2,121,420
*	SK Rent A Car Co. Ltd.	16,176	73,841
	SK Securities Co. Ltd.	2,022,063	929,801
	SK, Inc.	93,441	14,002,010
#	SL Corp.	69,240	1,489,987
* ††	S-MAC Co. Ltd.	133,979	166,333
	SNT Dynamics Co. Ltd.	49,889	302,329
	SNT Holdings Co. Ltd.	36,374	364,789
	SNT Motiv Co. Ltd.	52,637	1,629,014
*	SNU Precision Co. Ltd.	34,211	57,344
*	Solborn, Inc.	43,010	107,976
	Songwon Industrial Co. Ltd.	41,113	496,518
	Soulbrain Holdings Co. Ltd.	14,138	229,178
	Spigen Korea Co. Ltd.	7,426	166,432
# * ††	Ssangyong Motor Co.	106,487	373,783

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Suheung Co. Ltd.	12,002	$282,379
#	Sung Kwang Bend Co. Ltd.	106,064	1,032,691
*	Sungchang Enterprise Holdings Ltd.	264,331	344,813
	Sungdo Engineering & Construction Co. Ltd.	52,687	169,880
#	Sungshin Cement Co. Ltd.	106,361	709,963
#	Sungwoo Hitech Co. Ltd.	306,796	1,112,731
	Sunjin Co. Ltd.	49,238	274,450
	SurplusGLOBAL, Inc.	18,242	32,273
	Tae Kyung Industrial Co. Ltd.	64,197	290,235
#	Taekwang Industrial Co. Ltd.	1,637	807,342
* ††	Taewoong Co. Ltd.	82,505	580,408
	Taeyoung Engineering & Construction Co. Ltd.	125,689	370,117
*	Theragen Etex Co. Ltd.	57,606	159,306
*	Thinkware Systems Corp.	22,469	214,938
	TK Corp.	35,200	404,183
	Tongyang Life Insurance Co. Ltd.	252,725	907,235
	Tongyang, Inc.	243,708	169,373
*	Top Engineering Co. Ltd.	67,035	235,995
# *	Toptec Co. Ltd.	72,766	344,632
	Tovis Co. Ltd.	73,482	447,972
	TS Corp.	227,356	405,210
*	TY Holdings Co. Ltd.	136,004	1,005,976
	Uju Electronics Co. Ltd.	7,213	81,297
	Unid Co. Ltd.	30,125	1,628,436
	Uniquest Corp.	37,513	219,971
	Viatron Technologies, Inc.	21,325	125,174
	Visang Education, Inc.	45,065	185,229
*	Vivien Corp.	27,071	23,831
	Whanin Pharmaceutical Co. Ltd.	27,854	336,190
*	WillBes & Co.	332,697	169,270
	WiSoL Co. Ltd.	74,300	329,731
*	WONIK CUBE Corp.	25,551	35,075
*	Wonik Holdings Co. Ltd.	245,189	572,114
#	Wonik Materials Co. Ltd.	12,961	268,986
#	Woongjin Thinkbig Co. Ltd.	82,732	132,137
	Woori Financial Group, Inc.	1,958,138	16,158,551
	Woorison F&G Co. Ltd.	126,099	151,946
	WooSung Co. Ltd.	8,579	122,506
*	Woowon Development Co. Ltd.	11,038	25,482
	Y G-1 Co. Ltd.	95,992	388,831
	YAS Co. Ltd.	5,678	28,435
*	Y-entec Co. Ltd.	43,424	252,934
	Yoosung Enterprise Co. Ltd.	98,733	183,221
#	Young Poong Corp.	2,149	949,612
	Young Poong Precision Corp.	53,659	442,094
#	Youngone Corp.	123,827	4,104,295
	Youngone Holdings Co. Ltd.	26,091	990,211
	Yuanta Securities Korea Co. Ltd.	525,641	886,102
	YuHwa Securities Co. Ltd.	130,435	209,161
	Yuyu Pharma, Inc.	30,382	129,156
	Zeus Co. Ltd.	19,973	328,079

TOTAL SOUTH KOREA			1,143,552,429

TAIWAN — (15.5%)
	Abico Avy Co. Ltd.	741,364	434,208
#	Ability Enterprise Co. Ltd.	1,242,330	771,913
#	AcBel Polytech, Inc.	751,000	640,368
#	Acer, Inc.	14,764,109	10,102,198
#	ACES Electronic Co. Ltd.	580,778	542,682

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Acter Group Corp. Ltd.	52,000	$151,602
	Advanced International Multitech Co. Ltd.	522,000	1,502,071
	Advanced Optoelectronic Technology, Inc.	543,000	272,224
#	AEON Motor Co. Ltd.	67,000	84,177
#	AGV Products Corp.	2,339,211	670,794
*	Airmate Cayman International Co. Ltd.	50,557	25,584
#	Alltek Technology Corp.	177,120	167,034
#	Alpha Networks, Inc.	1,670,086	1,385,239
#	Altek Corp.	1,483,365	1,537,699
*	Ambassador Hotel	1,454,000	1,407,106
	Ampire Co. Ltd.	17,000	13,757
	AMPOC Far-East Co. Ltd.	534,000	671,466
#	AmTRAN Technology Co. Ltd.	4,221,011	1,210,789
#	Apacer Technology, Inc.	543,210	672,157
#	APCB, Inc.	740,000	366,543
	Apex Biotechnology Corp.	59,000	42,622
#	Apex International Co. Ltd.	709,263	1,083,243
	Apex Science & Engineering.	92,536	28,255
	Arcadyan Technology Corp.	269,000	750,180
#	Ardentec Corp.	2,437,058	3,156,490
	Argosy Research, Inc.	31,000	58,326
	ASE Technology Holding Co. Ltd.	12,821,000	31,656,958
#	Asia Cement Corp.	8,570,589	9,910,038
	Asia Electronic Material Co. Ltd.	144,000	67,803
#	Asia Optical Co., Inc.	91,000	161,366
*	Asia Pacific Telecom Co. Ltd.	5,141,204	1,008,721
*	Asia Plastic Recycling Holding Ltd.	1,211,942	270,018
	Asia Polymer Corp.	2,230,530	1,716,312
	Asia Tech Image, Inc.	68,000	114,052
#	Asia Vital Components Co. Ltd.	1,425,984	4,496,808
#	Asustek Computer, Inc.	3,630,000	26,539,892
	Aten International Co. Ltd.	7,000	16,415
	Audix Corp.	399,332	623,727
	AUO Corp.	1,912,650	998,185
	AUO Corp.	3,110,252	22,082,789
#	Aver Information, Inc.	129,000	156,697
	Avermedia Technologies	109,600	66,276
*	Azurewave Technologies, Inc.	15,000	8,538
	Bank of Kaohsiung Co. Ltd.	3,049,204	1,161,737
	Basso Industry Corp.	225,000	269,236
	BenQ Materials Corp.	69,000	62,129
	BES Engineering Corp.	7,377,443	1,826,537
	Bin Chuan Enterprise Co. Ltd.	239,000	160,277
#	Biostar Microtech International Corp.	951,055	375,779
	Bizlink Holding, Inc.	11,000	83,884
#	Bright Led Electronics Corp.	539,000	237,729
	Brighton-Best International Taiwan, Inc.	62,000	64,379
	C Sun Manufacturing Ltd.	18,540	25,143
*	Cameo Communications, Inc.	1,053,712	302,576
	Capital Securities Corp.	10,216,158	3,164,826
# *	Career Technology MFG. Co. Ltd.	1,459,085	1,087,976
#	Carnival Industrial Corp.	806,007	267,213
	Catcher Technology Co. Ltd.	2,437,000	12,801,710
	Cathay Chemical Works	313,000	232,533
#	Cathay Financial Holding Co. Ltd.	37,255,459	43,600,333
	Cathay Real Estate Development Co. Ltd.	3,257,694	1,465,082
#	Cayman Engley Industrial Co. Ltd.	104,000	204,895
#	Celxpert Energy Corp.	419,000	384,285
#	Central Reinsurance Co. Ltd.	772,366	426,321

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chain Chon Industrial Co. Ltd.	673,419	$254,528
*	ChainQui Construction Development Co. Ltd.	571,393	252,629
#	Champion Building Materials Co. Ltd.	1,403,828	400,663
	Chang Hwa Commercial Bank Ltd.	17,114,978	8,807,540
#	Channel Well Technology Co. Ltd.	545,000	403,692
	Charoen Pokphand Enterprise	99,600	233,851
	CHC Healthcare Group	618,000	756,555
	CHC Resources Corp.	17,000	23,547
#	Chen Full International Co. Ltd.	281,000	296,276
	Chenbro Micom Co. Ltd.	17,000	34,817
	Cheng Loong Corp.	4,361,659	3,541,871
#	Cheng Mei Materials Technology Corp.	2,484,000	710,633
#	Cheng Shin Rubber Industry Co. Ltd.	5,637,000	5,639,748
	Cheng Uei Precision Industry Co. Ltd.	2,264,635	2,356,826
*	Chenming Electronic Technology Corp.	455,000	190,932
#	Chia Chang Co. Ltd.	635,000	660,868
	Chia Hsin Cement Corp.	2,546,191	1,250,499
	Chian Hsing Forging Industrial Co. Ltd.	45,100	44,020
	Chicony Electronics Co. Ltd.	170,000	421,757
#	Chien Kuo Construction Co. Ltd.	857,797	289,849
	Chien Shing Harbour Service Co. Ltd.	24,496	24,822
	China Airlines Ltd.	13,057,353	6,835,253
#	China Bills Finance Corp.	3,514,000	1,548,315
#	China Chemical & Pharmaceutical Co. Ltd.	1,307,264	818,552
	China Container Terminal Corp.	82,000	50,757
	China Development Financial Holding Corp.	55,911,205	20,344,727
#	China Electric Manufacturing Corp.	1,100,432	471,468
#	China General Plastics Corp.	1,432,585	876,638
	China Glaze Co. Ltd.	602,799	224,955
*	China Man-Made Fiber Corp.	7,206,014	1,725,863
	China Metal Products	1,631,969	1,355,868
	China Motor Corp.	1,289,099	1,668,419
#	China Petrochemical Development Corp.	20,134,068	5,853,694
#	China Steel Corp.	58,950,320	49,071,448
#	China Wire & Cable Co. Ltd.	463,600	360,333
#	Chinese Maritime Transport Ltd.	463,270	460,140
	Ching Feng Home Fashions Co. Ltd.	41,000	21,101
#	Chin-Poon Industrial Co. Ltd.	2,207,815	1,879,772
#	Chipbond Technology Corp.	2,002,000	3,373,940
	ChipMOS Technologies, Inc.	3,037,085	2,982,678
	ChipMOS Technologies, Inc., ADR	26,177	517,253
	Chong Hong Construction Co. Ltd.	56,000	123,541
#	Chun YU Works & Co. Ltd.	834,750	571,628
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,068,487
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,966,250	3,007,430
#	Chung Hung Steel Corp.	3,724,000	2,269,209
	Chung Hwa Chemical Industrial Works Ltd.	57,000	40,817
#	Chung Hwa Pulp Corp.	2,158,353	1,112,699
* ††	Chung Shing Textile Co.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	35,000	55,697
	Chunghwa Precision Test Tech Co. Ltd.	4,000	47,024
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	71,478
	Clevo Co.	1,257,000	1,197,961
	CMC Magnetics Corp.	5,117,019	1,027,884
#	CoAsia Electronics Corp.	319,704	107,451
#	Collins Co. Ltd.	610,224	271,295
#	Compal Electronics, Inc.	19,745,332	12,914,794
	Compeq Manufacturing Co. Ltd.	5,201,000	7,026,175
	Compucase Enterprise	57,000	46,750

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Concord Securities Co. Ltd.	2,251,489	$653,763
	Continental Holdings Corp.	2,274,540	1,966,136
	Contrel Technology Co. Ltd.	714,000	307,431
	Coretronic Corp.	2,059,800	3,187,248
	Co-Tech Development Corp.	58,000	78,297
#	Coxon Precise Industrial Co. Ltd.	434,000	158,534
*	CSBC Corp. Taiwan	50,000	22,783
#	CTBC Financial Holding Co. Ltd.	74,971,073	47,361,988
	CviLux Corp.	109,000	101,619
	CX Technology Co. Ltd.	51,750	34,288
#	CyberTAN Technology, Inc.	799,000	539,301
#	DA CIN Construction Co. Ltd.	1,728,579	1,605,355
	Da-Li Development Co. Ltd.	30,000	24,509
#	Darfon Electronics Corp.	353,000	413,697
*	Darwin Precisions Corp.	2,351,635	625,501
	De Licacy Industrial Co. Ltd.	98,000	42,206
	Depo Auto Parts Ind Co. Ltd.	501,000	1,030,645
* ††	DER PAO Construction	1,139,000	0
#	D-Link Corp.	2,996,068	1,348,332
	Dr Wu Skincare Co. Ltd.	27,000	71,374
	Dyaco International, Inc.	51,000	56,298
	Dynamic Holding Co. Ltd.	1,391,873	699,770
	Dynapack International Technology Corp.	845,000	1,791,699
	E.Sun Financial Holding Co. Ltd.	30,608,487	21,997,216
	Eastern Media International Corp.	40,500	26,049
# *	Edimax Technology Co. Ltd.	982,902	454,295
#	Edison Opto Corp.	636,250	274,790
#	Edom Technology Co. Ltd.	1,035,350	872,388
	Elite Advanced Laser Corp.	103,000	111,962
#	Elite Semiconductor Microelectronics Technology, Inc.	782,000	1,505,327
*	Elitegroup Computer Systems Co. Ltd.	1,919,395	1,218,068
††	ENG Electric Co. Ltd.	239,997	1,020
#	Ennoconn Corp.	142,599	815,373
	Ennostar, Inc.	2,255,210	2,864,608
	EnTie Commercial Bank Co. Ltd.	2,417,232	1,075,281
	Epileds Technologies, Inc.	79,000	33,614
	Eson Precision Ind Co. Ltd.	12,000	21,868
	Eternal Materials Co. Ltd.	1,729,487	1,602,523
	Eva Airways Corp.	12,090,355	8,730,715
# *	Everest Textile Co. Ltd.	2,357,813	557,903
	Evergreen International Storage & Transport Corp.	2,736,000	2,197,863
	Evergreen Marine Corp. Taiwan Ltd.	2,295,658	9,766,419
	Evergreen Steel Corp.	23,000	34,354
	Everlight Chemical Industrial Corp.	750,950	403,224
	Everlight Electronics Co. Ltd.	2,381,000	2,525,105
	Excel Cell Electronic Co. Ltd.	37,000	26,686
	Excelsior Medical Co. Ltd.	561,253	1,073,741
	Far Eastern Department Stores Ltd.	6,248,445	3,488,606
	Far Eastern International Bank	14,956,979	4,913,020
	Far Eastern New Century Corp.	13,016,528	12,973,669
	Farcent Enterprise Co. Ltd.	11,000	18,215
#	Farglory Land Development Co. Ltd.	1,437,264	2,371,407
*	Federal Corp.	1,223,160	704,209
	Feedback Technology Corp.	63,000	139,680
	Feng Hsin Steel Co. Ltd.	21,000	36,622
#	First Financial Holding Co. Ltd.	31,667,229	24,292,023
	First Hi-Tec Enterprise Co. Ltd.	11,000	13,587
	First Hotel	890,857	382,562
#	First Insurance Co. Ltd.	1,382,064	602,195

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	First Steamship Co. Ltd.	3,419,042	$847,454
#	FIT Holding Co. Ltd.	241,150	174,013
#	FLEXium Interconnect, Inc.	1,328,000	3,762,130
	FOCI Fiber Optic Communications, Inc.	32,000	21,613
	Forcecon Tech Co. Ltd.	93,000	131,581
	Forest Water Environment Engineering Co. Ltd.	21,400	18,705
	Formosa Advanced Technologies Co. Ltd.	995,000	1,160,011
	Formosa Chemicals & Fibre Corp.	5,943,000	12,809,994
#	Formosa Laboratories, Inc.	575,478	842,645
	Formosa Petrochemical Corp.	30,000	77,187
#	Formosa Plastics Corp.	9,403,000	24,225,990
#	Formosa Taffeta Co. Ltd.	3,046,511	2,422,531
#	Formosan Rubber Group, Inc.	1,319,957	810,175
#	Formosan Union Chemical	1,885,843	1,186,837
	Founding Construction & Development Co. Ltd.	1,012,418	539,569
	Foxconn Technology Co. Ltd.	3,437,142	4,811,362
#	Franbo Lines Corp.	190,360	85,224
	Froch Enterprise Co. Ltd.	1,037,734	714,360
	FSP Technology, Inc.	793,292	908,435
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	117,570	64,832
#	Fubon Financial Holding Co. Ltd.	34,744,681	54,880,391
#	Fulgent Sun International Holding Co. Ltd.	83,000	350,728
	Fullerton Technology Co. Ltd.	529,200	293,674
#	Fulltech Fiber Glass Corp.	2,199,265	769,683
#	Fwusow Industry Co. Ltd.	1,205,043	729,652
#	G Shank Enterprise Co. Ltd.	819,902	1,111,910
	Gamania Digital Entertainment Co. Ltd.	167,000	277,980
	Gemtek Technology Corp.	1,950,962	1,578,011
	General Interface Solution Holding Ltd.	922,000	2,220,847
	Getac Holdings Corp.	785,065	947,525
# *	Giantplus Technology Co. Ltd.	1,722,100	588,876
	Gigabyte Technology Co. Ltd.	553,287	1,579,720
#	Global Brands Manufacture Ltd.	1,520,154	1,213,075
	Global Lighting Technologies, Inc.	160,000	271,958
	Global Mixed Mode Technology, Inc.	38,000	151,473
	Global PMX Co. Ltd.	10,000	45,795
	Global View Co. Ltd.	53,000	49,269
*	Globe Union Industrial Corp.	1,330,625	489,129
#	Gloria Material Technology Corp.	2,187,116	1,924,055
	GMI Technology, Inc.	60,221	32,185
	Goldsun Building Materials Co. Ltd.	5,545,171	3,890,963
	Good Will Instrument Co. Ltd.	172,746	136,544
	Gourmet Master Co. Ltd.	209,000	634,440
#	Grand Fortune Securities Co. Ltd.	880,520	278,227
	Grand Ocean Retail Group Ltd.	401,000	165,369
#	Grand Pacific Petrochemical	5,030,000	2,711,499
#	Great China Metal Industry	842,000	631,997
	Great Wall Enterprise Co. Ltd.	2,318,236	2,890,234
#	Greatek Electronics, Inc.	198,000	285,063
* ††	Green Energy Technology, Inc.	1,424,880	0
	GTM Holdings Corp.	661,900	495,649
#	Hannstar Board Corp.	2,106,488	1,873,961
#	HannStar Display Corp.	5,060,435	1,792,946
	HannsTouch Solution, Inc.	3,260,001	929,475
	Hanpin Electron Co. Ltd.	286,000	248,518
	Harmony Electronics Corp.	11,000	10,037
#	Harvatek Corp.	876,553	420,368
	Heran Co. Ltd.	10,000	31,454
	Hey Song Corp.	1,972,500	1,995,559

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hi-Clearance, Inc.	4,000	$17,130
	Highlight Tech Corp.	30,000	41,597
#	Highwealth Construction Corp.	1,636,051	2,102,508
#	Hiroca Holdings Ltd.	365,000	517,543
#	Ho Tung Chemical Corp.	4,928,475	1,226,512
	Hocheng Corp.	1,108,066	372,463
	Hold-Key Electric Wire & Cable Co. Ltd.	49,699	21,854
	Holy Stone Enterprise Co. Ltd.	243,000	657,231
	Hon Hai Precision Industry Co. Ltd.	39,997,192	127,034,142
*	Hong Pu Real Estate Development Co. Ltd.	1,038,655	708,639
#	Hong TAI Electric Industrial	1,260,000	567,462
#	Hong YI Fiber Industry Co.	753,000	396,928
#	Horizon Securities Co. Ltd.	738,820	227,494
#	Hsin Kuang Steel Co. Ltd.	114,000	120,621
	Hsing TA Cement Co.	862,614	403,863
# *	HTC Corp.	2,197,000	3,426,710
#	HUA ENG Wire & Cable Co. Ltd.	1,728,035	687,300
#	Hua Nan Financial Holdings Co. Ltd.	27,650,692	18,038,483
#	Huaku Development Co. Ltd.	826,000	2,206,287
	Huang Hsiang Construction Corp.	127,000	155,132
#	Hung Ching Development & Construction Co. Ltd.	857,468	549,839
	Hung Sheng Construction Ltd.	2,116,269	1,617,492
	Huxen Corp.	173,281	244,226
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	26,918
	Hwacom Systems, Inc.	270,000	117,212
	IBF Financial Holdings Co. Ltd.	13,689,752	4,710,382
#	Ichia Technologies, Inc.	1,447,260	799,991
#	I-Chiun Precision Industry Co. Ltd.	1,005,532	520,007
	IEI Integration Corp.	56,200	92,185
	Infortrend Technology, Inc.	1,013,000	540,863
	Innolux Corp.	40,807,847	14,965,527
#	Inpaq Technology Co. Ltd.	280,250	349,914
# *	Integrated Service Technology, Inc.	128,570	312,740
	IntelliEPI, Inc.	5,000	8,899
	International CSRC Investment Holdings Co.	4,051,166	2,372,241
#	Inventec Corp.	9,609,277	7,267,027
	Iron Force Industrial Co. Ltd.	24,000	52,771
	I-Sheng Electric Wire & Cable Co. Ltd.	11,000	13,841
#	ITE Technology, Inc.	784,479	1,443,601
#	ITEQ Corp.	386,000	654,178
#	Jarllytec Co. Ltd.	289,000	473,335
	Jean Co. Ltd.	464,845	174,301
	Jess-Link Products Co. Ltd.	486,500	529,602
# *	Jinli Group Holdings Ltd.	790,532	237,248
	Joinsoon Electronics Manufacturing Co. Ltd.	46,000	23,692
#	K Laser Technology, Inc.	820,601	459,827
#	Kaimei Electronic Corp.	110,400	177,029
#	Kaulin Manufacturing Co. Ltd.	565,656	227,796
	Kedge Construction Co. Ltd.	26,400	37,377
#	KEE TAI Properties Co. Ltd.	1,804,000	609,410
#	Kenda Rubber Industrial Co. Ltd.	797,000	754,684
	Kerry TJ Logistics Co. Ltd.	76,000	82,274
*	Key Ware Electronics Co. Ltd.	198,678	60,571
	Kindom Development Co. Ltd.	2,182,000	1,629,143
	King Chou Marine Technology Co. Ltd.	243,100	256,337
	King Yuan Electronics Co. Ltd.	6,693,805	6,772,573
	King’s Town Bank Co. Ltd.	4,794,012	4,562,651
# *	King’s Town Construction Co. Ltd.	437,380	462,952
	Kinko Optical Co. Ltd.	659,756	469,115

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kinpo Electronics	6,347,375	$2,776,807
#	Kinsus Interconnect Technology Corp.	1,359,000	4,379,067
	Ko Ja Cayman Co. Ltd.	53,000	83,325
#	KS Terminals, Inc.	69,000	146,577
*	Kung Sing Engineering Corp.	2,517,875	502,909
#	Kuo Toong International Co. Ltd.	1,197,808	718,180
	Kuo Yang Construction Co. Ltd.	199,000	110,653
	Kwong Fong Industries Corp.	481,649	149,305
	Kwong Lung Enterprise Co. Ltd.	167,000	311,501
#	KYE Systems Corp.	1,182,909	349,937
#	L&K Engineering Co. Ltd.	849,000	754,457
	LAN FA Textile	985,713	248,941
	Lanner Electronics, Inc.	97,000	193,383
#	Largan Precision Co. Ltd.	340,000	19,452,063
*	Leader Electronics, Inc.	347,056	99,695
#	Lealea Enterprise Co. Ltd.	4,184,941	1,348,200
#	LEE CHI Enterprises Co. Ltd.	952,900	636,345
#	Lelon Electronics Corp.	86,000	128,934
*	Li Peng Enterprise Co. Ltd.	2,595,381	623,011
	Lida Holdings Ltd.	316,680	280,503
	Lien Hwa Industrial Holdings Corp.	1,813,155	2,614,397
	Lingsen Precision Industries Ltd.	2,050,480	817,132
	Lite-On Technology Corp.	9,765,738	19,338,400
	Liton Technology Corp.	52,000	39,462
# *	Long Bon International Co. Ltd.	855,880	438,240
	Long Da Construction & Development Corp.	129,000	82,197
#	Longchen Paper & Packaging Co. Ltd.	4,259,304	1,958,585
	Lu Hai Holding Corp.	51,700	47,553
#	Lucky Cement Corp.	726,000	230,718
	Lung Yen Life Service Corp.	47,000	51,446
#	Macauto Industrial Co. Ltd.	74,000	131,214
	Macronix International Co. Ltd.	9,784,605	9,014,464
#	Materials Analysis Technology, Inc.	37,000	157,435
	Mayer Steel Pipe Corp.	682,456	456,410
#	Maywufa Co. Ltd.	182,070	100,167
#	Mega Financial Holding Co. Ltd.	26,368,940	24,429,443
#	Mercuries & Associates Holding Ltd.	2,239,949	982,453
# *	Mercuries Life Insurance Co. Ltd.	9,738,405	1,654,298
	Micro-Star International Co. Ltd.	173,000	585,986
#	MIN AIK Technology Co. Ltd.	859,600	428,321
	Mirle Automation Corp.	133,000	148,558
	Mitac Holdings Corp.	3,237,682	2,717,206
#	MOSA Industrial Corp.	256,000	185,679
#	MPI Corp.	388,000	1,016,588
	Namchow Holdings Co. Ltd.	254,000	341,224
	Nan Pao Resins Chemical Co. Ltd.	14,000	55,738
# *	Nan Ren Lake Leisure Amusement Co. Ltd.	761,739	260,895
#	Nan Ya Plastics Corp.	15,227,000	32,263,575
	Nang Kuang Pharmaceutical Co. Ltd.	35,000	36,273
#	Nanya Technology Corp.	6,322,000	10,657,821
*	New Era Electronics Co. Ltd.	168,000	77,347
*	Newmax Technology Co. Ltd.	41,000	35,486
	Nichidenbo Corp.	94,000	138,516
	Nien Hsing Textile Co. Ltd.	647,061	423,928
#	Niko Semiconductor Co. Ltd.	72,000	102,425
	Nishoku Technology, Inc.	194,000	519,239
	O-Bank Co. Ltd.	2,152,604	529,422
	Ocean Plastics Co. Ltd.	80,000	81,729
# *	Optimax Technology Corp.	87,000	44,821

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Orient Semiconductor Electronics Ltd.	1,631,670	$817,613
	Oriental Union Chemical Corp.	40,000	20,923
	Pacific Construction Co.	1,755,452	487,111
	Pacific Hospital Supply Co. Ltd.	34,000	69,088
#	Paiho Shih Holdings Corp.	137,000	107,071
#	Pan Jit International, Inc.	464,100	789,252
#	Pan-International Industrial Corp.	2,265,444	2,230,446
	PChome Online, Inc.	55,000	85,525
	Pegatron Corp.	9,674,998	17,686,652
	Phison Electronics Corp.	68,000	621,454
#	Pixart Imaging, Inc.	442,000	1,104,677
	Plastron Precision Co. Ltd.	38,156	13,955
	Plotech Co. Ltd.	522,000	317,893
	Posiflex Technology, Inc.	14,000	49,770
	Pou Chen Corp.	8,423,550	7,111,238
	Powerchip Semiconductor Manufacturing Corp.	842,000	801,541
	Powertech Technology, Inc.	895,000	2,067,022
	President Securities Corp.	4,472,263	2,030,095
	Primax Electronics Ltd.	842,000	1,410,571
	Prince Housing & Development Corp.	5,913,018	1,888,568
* ††	Prodisc Technology, Inc.	6,185,157	0
#	Promate Electronic Co. Ltd.	181,000	197,498
	Prosperity Dielectrics Co. Ltd.	102,000	97,924
	P-Two Industries, Inc.	62,000	47,022
	Qisda Corp.	8,318,171	6,323,157
	QST International Corp.	16,500	29,402
#	Qualipoly Chemical Corp.	290,593	285,362
	Quanta Computer, Inc.	6,393,000	13,541,054
#	Quanta Storage, Inc.	312,000	365,328
#	Quintain Steel Co. Ltd.	1,304,301	486,568
	Radiant Opto-Electronics Corp.	1,713,000	5,219,285
	Radium Life Tech Co. Ltd.	3,777,226	1,062,446
	Rechi Precision Co. Ltd.	171,000	83,980
	Rexon Industrial Corp. Ltd.	35,000	30,574
	Rich Development Co. Ltd.	3,070,054	778,876
*	Ritek Corp.	4,053,449	880,023
*	Roo Hsing Co. Ltd.	739,000	66,968
	Ruentex Development Co. Ltd.	2,615,058	3,210,009
	Ruentex Industries Ltd.	2,581,385	4,409,689
	Sampo Corp.	1,879,340	1,369,220
	San Fang Chemical Industry Co. Ltd.	23,000	14,267
#	San Far Property Ltd.	1,393,560	499,155
	Sanyang Motor Co. Ltd.	2,660,624	2,993,303
	Scan-D Corp.	33,000	46,562
	Sea Sonic Electronics Co. Ltd.	12,000	17,068
	Senao International Co. Ltd.	33,000	30,431
	Senao Networks, Inc.	21,000	117,523
	Sercomm Corp.	77,000	179,954
#	Sesoda Corp.	753,279	936,527
#	Shanghai Commercial & Savings Bank Ltd.	1,481,000	2,131,609
	Shan-Loong Transportation Co. Ltd.	436,000	440,934
	Sharehope Medicine Co. Ltd.	188,900	172,150
	Sheng Yu Steel Co. Ltd.	644,000	464,549
	ShenMao Technology, Inc.	65,000	75,012
#	Shih Her Technologies, Inc.	260,000	407,539
	Shih Wei Navigation Co. Ltd.	846,288	599,746
#	Shihlin Electric & Engineering Corp.	2,849,000	4,827,681
	Shin Kong Financial Holding Co. Ltd.	41,055,909	10,178,660
	Shin Zu Shing Co. Ltd.	991,842	2,393,800

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Shining Building Business Co. Ltd.	1,544,368	$434,313
#	Shinkong Insurance Co. Ltd.	1,161,412	1,586,823
	Shinkong Synthetic Fibers Corp.	6,782,754	3,394,274
#	ShunSin Technology Holding Ltd.	87,000	213,428
# *	Shuttle, Inc.	1,866,015	655,022
	Sigurd Microelectronics Corp.	2,497,231	3,594,520
	Silitech Technology Corp.	49,878	48,535
	Simplo Technology Co. Ltd.	11,000	87,404
	Sincere Navigation Corp.	1,586,242	865,877
	Singatron Enterprise Co. Ltd.	56,000	34,524
	Sinher Technology, Inc.	303,000	333,024
	Sinmag Equipment Corp.	13,000	33,223
	Sinon Corp.	2,112,877	2,320,902
#	SinoPac Financial Holdings Co. Ltd.	37,969,220	18,944,926
	Sinyi Realty, Inc.	77,000	66,961
	Sirtec International Co. Ltd.	476,200	285,687
#	Siward Crystal Technology Co. Ltd.	794,875	721,137
#	Soft-World International Corp.	44,000	97,708
#	Solomon Technology Corp.	406,000	281,845
#	Solteam, Inc.	50,390	62,870
#	Southeast Cement Co. Ltd.	944,700	519,804
#	Spirox Corp.	356,563	286,077
	St Shine Optical Co. Ltd.	5,000	32,697
	Sunonwealth Electric Machine Industry Co. Ltd.	210,000	261,314
	Sunplus Technology Co. Ltd.	127,000	88,356
	Sunrex Technology Corp.	452,108	504,702
#	Sunspring Metal Corp.	580,569	371,592
#	Supreme Electronics Co. Ltd.	2,690,726	2,761,713
#	Sweeten Real Estate Development Co. Ltd.	862,114	635,510
	Syncmold Enterprise Corp.	116,000	212,300
	Synnex Technology International Corp.	5,512,550	8,975,045
	Systex Corp.	33,000	67,742
	TA Chen Stainless Pipe	687,660	803,516
#	Ta Ya Electric Wire & Cable	3,005,860	1,538,085
#	Tah Hsin Industrial Corp.	323,701	648,951
#	TA-I Technology Co. Ltd.	172,500	220,961
# *	Tai Tung Communication Co. Ltd.	508,535	216,267
#	Taichung Commercial Bank Co. Ltd.	29,453,324	11,455,139
#	TaiDoc Technology Corp.	135,000	711,496
#	Taiflex Scientific Co. Ltd.	1,016,960	1,266,964
	Taimide Tech, Inc.	261,000	245,968
	Tainan Enterprises Co. Ltd.	338,183	191,284
#	Tainan Spinning Co. Ltd.	6,278,485	3,148,221
#	Tai-Saw Technology Co. Ltd.	158,000	116,835
	Taishin Financial Holding Co. Ltd.	43,492,443	17,848,988
#	Taita Chemical Co. Ltd.	1,547,394	953,499
#	TAI-TECH Advanced Electronics Co. Ltd.	75,000	170,977
	Taiwan Business Bank	22,165,705	8,206,004
	Taiwan Cement Corp.	20,387,110	19,116,663
	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	352,656
#	Taiwan Cooperative Financial Holding Co. Ltd.	28,087,837	21,762,811
#	Taiwan Fertilizer Co. Ltd.	2,619,000	4,246,187
	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	788,053
#	Taiwan FU Hsing Industrial Co. Ltd.	661,000	821,118
	Taiwan Glass Industry Corp.	5,779,982	3,650,860
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,317,932	3,405,933
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	890,000	953,634
* ††	Taiwan Kolin Co. Ltd.	5,797,000	0
††	Taiwan Land Development Corp.	4,185,322	261,075

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Navigation Co. Ltd.	1,131,000	$813,408
	Taiwan Paiho Ltd.	81,000	122,379
	Taiwan PCB Techvest Co. Ltd.	1,563,946	1,580,040
#	Taiwan Semiconductor Co. Ltd.	59,000	136,872
	Taiwan Shin Kong Security Co. Ltd.	134,390	161,125
	Taiwan Steel Union Co. Ltd.	8,000	21,861
	Taiwan Styrene Monomer	568,000	217,482
#	Taiwan Surface Mounting Technology Corp.	1,414,991	3,578,280
# *	Taiwan TEA Corp.	3,044,092	1,938,735
#	Taiwan Union Technology Corp.	752,000	1,020,974
	Taiyen Biotech Co. Ltd.	569,217	529,608
# *	Tatung Co. Ltd.	4,614,000	4,473,704
	TBI Motion Technology Co. Ltd.	9,000	9,082
	TCI Co. Ltd.	9,000	29,977
	Te Chang Construction Co. Ltd.	16,260	15,008
	Teco Electric & Machinery Co. Ltd.	6,149,725	5,431,871
	Tera Autotech Corp.	24,863	13,571
	Test Research, Inc.	77,000	143,443
	Test Rite International Co. Ltd.	1,140,266	713,971
	Tex-Ray Industrial Co. Ltd.	359,000	126,991
	Thermaltake Technology Co. Ltd.	149,000	99,020
	Thinking Electronic Industrial Co. Ltd.	36,000	130,934
#	Thye Ming Industrial Co. Ltd.	55,600	59,686
#	Ting Sin Co. Ltd.	65,699	27,964
#	Ton Yi Industrial Corp.	3,768,600	1,937,094
#	Tong Hsing Electronic Industries Ltd.	504,000	2,694,689
	Tong Ming Enterprise Co. Ltd.	16,000	21,829
	Tong Yang Industry Co. Ltd.	2,125,000	2,973,579
#	Tong-Tai Machine & Tool Co. Ltd.	995,447	410,487
*	Top Bright Holding Co. Ltd.	5,000	16,335
	Top Union Electronics Corp.	160,350	114,456
	Topco Scientific Co. Ltd.	11,000	50,903
	Topco Technologies Corp.	18,000	39,081
	Topkey Corp.	83,000	443,408
#	Topoint Technology Co. Ltd.	733,459	644,925
	Toung Loong Textile Manufacturing	104,040	85,452
#	TPK Holding Co. Ltd.	2,074,000	1,830,568
	Transcend Information, Inc.	76,000	151,736
	Tripod Technology Corp.	2,447,000	6,761,252
	Tsann Kuen Enterprise Co. Ltd.	164,182	212,608
	TSC Auto ID Technology Co. Ltd.	2,000	11,594
	TSRC Corp.	209,000	171,247
	TST Group Holding Ltd.	6,000	18,808
#	Tung Ho Steel Enterprise Corp.	3,120,593	4,775,534
	Tung Ho Textile Co. Ltd.	23,000	12,184
#	TXC Corp.	1,462,000	3,450,544
#	TYC Brother Industrial Co. Ltd.	1,499,723	1,166,395
*	Tycoons Group Enterprise	2,471,337	612,191
#	Tyntek Corp.	1,533,097	720,814
#	UDE Corp.	353,000	323,431
	U-Ming Marine Transport Corp.	1,426,000	1,553,218
#	Unic Technology Corp.	219,000	85,839
	Union Bank Of Taiwan	12,768,606	5,992,816
	Unitech Computer Co. Ltd.	477,739	433,356
# *	Unitech Printed Circuit Board Corp.	3,455,346	1,870,154
#	United Microelectronics Corp., Sponsored ADR	206,216	1,222,861
#	United Microelectronics Corp.	35,190,681	42,315,423
	United Radiant Technology	20,000	9,825
††	Unity Opto Technology Co. Ltd.	2,993,000	71,754

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Univacco Technology, Inc.	46,000	$35,009
	Universal Cement Corp.	2,263,583	1,403,887
#	Universal, Inc.	97,000	66,182
	Unizyx Holding Corp.	1,493,793	1,186,649
#	UPC Technology Corp.	4,211,598	1,591,492
	USI Corp.	4,329,827	2,715,016
*	Usun Technology Co. Ltd.	128,100	99,720
#	U-Tech Media Corp.	125,000	59,058
	Ve Wong Corp.	912,806	920,895
	Ventec International Group Co. Ltd.	9,000	16,535
*	Victory New Materials Ltd. Co.	626,687	191,986
#	Wah Hong Industrial Corp.	406,516	365,171
#	Wah Lee Industrial Corp.	970,100	2,413,144
#	Walsin Lihwa Corp.	11,189,971	12,378,026
#	Walsin Technology Corp.	1,196,000	2,919,259
#	Walton Advanced Engineering, Inc.	1,641,853	548,434
	Wan Hai Lines Ltd.	763,000	1,597,319
	We & Win Development Co. Ltd.	79,000	16,865
	Wei Chuan Foods Corp.	447,000	252,899
* ††	Wei Mon Industry Co. Ltd.	3,885,691	0
#	Weikeng Industrial Co. Ltd.	2,081,490	1,656,556
#	Well Shin Technology Co. Ltd.	482,080	671,720
#	WELLELL, Inc.	134,000	96,350
*	Wha Yu Industrial Co. Ltd.	238,000	111,774
	Winbond Electronics Corp.	16,357,572	9,859,668
	Winmate, Inc.	28,000	69,828
	Winstek Semiconductor Co. Ltd.	247,000	311,107
††	Wintek Corp.	20,783,484	221,299
	Wisdom Marine Lines Co. Ltd.	1,300,364	2,103,140
	Wistron Corp.	15,484,343	12,501,646
	Wistron Information Technology & Services Corp.	10,000	23,812
	WPG Holdings Ltd.	8,681,284	11,820,053
#	WT Microelectronics Co. Ltd.	2,321,751	4,193,494
	WUS Printed Circuit Co. Ltd.	857,668	602,629
#	Xxentria Technology Materials Corp.	74,000	130,107
	Ya Horng Electronic Co. Ltd.	22,000	25,773
	Yageo Corp.	338,019	3,832,123
	Yang Ming Marine Transport Corp.	7,544,000	14,044,131
#	YC INOX Co. Ltd.	1,963,446	1,540,675
	YCC Parts Manufacturing Co. Ltd.	10,000	11,190
#	Yea Shin International Development Co. Ltd.	918,710	629,869
#	Yem Chio Co. Ltd.	2,587,746	1,038,331
	Yen Sun Technology Corp.	100,000	74,966
#	Yeong Guan Energy Technology Group Co. Ltd.	442,820	681,539
	YFC-Boneagle Electric Co. Ltd.	35,449	26,686
#	YFY, Inc.	6,775,847	5,363,288
#	Yi Jinn Industrial Co. Ltd.	1,140,142	643,236
	Yi Shin Textile Industrial Co. Ltd.	7,000	7,238
# *	Yieh Hsing Enterprise Co. Ltd.	216,000	60,742
#	Yieh Phui Enterprise Co. Ltd.	3,610,178	1,596,147
#	Young Fast Optoelectronics Co. Ltd.	488,000	385,267
#	Youngtek Electronics Corp.	668,047	1,169,184
#	Yuanta Financial Holding Co. Ltd.	41,780,593	25,511,538
	Yuen Chang Stainless Steel Co. Ltd.	161,000	95,891
#	Yulon Motor Co. Ltd.	2,896,650	4,091,985
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	464,287
	YungShin Global Holding Corp.	127,000	153,212
#	Zeng Hsing Industrial Co. Ltd.	99,000	330,038
#	Zenitron Corp.	940,000	748,573

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Zero One Technology Co. Ltd.	699,391	$833,725
	Zhen Ding Technology Holding Ltd.	3,558,000	11,660,694
# *	Zhong Yang Technology Co. Ltd.	49,000	53,900
#	Zig Sheng Industrial Co. Ltd.	1,952,352	580,558
*	Zinwell Corp.	701,000	359,259
	Zippy Technology Corp.	63,000	73,993
#	ZongTai Real Estate Development Co. Ltd.	960,915	876,067

TOTAL TAIWAN			1,540,033,951

THAILAND — (2.3%)
	AAPICO Hitech PCL, NVDR	249,150	198,024
	AAPICO Hitech PCL	1,078,747	857,386
	AP Thailand PCL	15,209,330	3,916,223
	Bangchak Corp. PCL	6,245,300	5,004,773
	Bangkok Bank PCL	1,145,800	4,380,292
	Bangkok Bank PCL, NVDR	1,450,853	5,546,482
	Bangkok Insurance PCL	190,328	1,380,203
	Bangkok Land PCL	69,890,896	1,854,698
	Bangkok Life Assurance PCL, NVDR	314,100	270,278
*	Bangkok Ranch PCL	2,754,600	202,651
	Banpu PCL	28,014,733	9,200,845
	Berli Jucker PCL	3,466,500	3,119,486
*	Better World Green PCL	6,693,200	126,619
	BG Container Glass PCL	161,900	42,113
	Cal-Comp Electronics Thailand PCL, Class F	16,524,035	955,146
	Charoen Pokphand Foods PCL	19,602,300	13,004,679
*	Country Group Development PCL	12,272,400	148,326
*	Country Group Holdings PCL, Class F	1,781,200	32,292
	Demco PCL	1,585,700	182,485
	Do Day Dream PCL	60,600	26,590
	Eastern Water Resources Development & Management PCL, Class F	752,100	100,781
	Esso Thailand PCL	3,033,100	1,155,543
	Finansia Syrus Securities PCL, NVDR	301,500	29,944
	GFPT PCL	1,680,100	648,909
	Global Green Chemicals PCL, Class F	503,800	187,965
	Hwa Fong Rubber Thailand PCL	44,400	7,583
	ICC International PCL	2,067,400	1,697,484
	Indorama Ventures PCL	2,727,900	3,010,294
	Interlink Communication PCL	142,500	29,017
	IRPC PCL	44,016,768	3,631,441
*	Italian-Thai Development PCL	22,736,200	1,152,939
	Kasikornbank PCL, NVDR	843,501	3,235,711
	Khon Kaen Sugar Industry PCL	7,495,907	732,653
	Kiatnakin Phatra Bank PCL	920,400	1,765,349
	Krung Thai Bank PCL	9,681,700	4,451,649
	Lalin Property PCL	204,200	48,287
	Lanna Resources PCL	150,500	73,154
	LH Financial Group PCL	9,491,746	274,328
	LPN Development PCL	7,441,902	809,497
	MCS Steel PCL	252,300	61,650
	Millcon Steel PCL	6,680,850	140,428
*	Nawarat Patanakarn PCL	3,182,100	65,214
	Origin Property PCL, Class F	568,500	152,357
	Polyplex Thailand PCL	1,658,525	1,028,407
*	Power Solution Technologies PCL, Class F	3,438,240	154,477
	Precious Shipping PCL	657,200	226,204
	Property Perfect PCL	44,279,235	453,728
	Pruksa Holding PCL	4,732,100	1,491,992
	PTT Exploration & Production PCL	5,815,600	27,733,353

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	PTT Global Chemical PCL	7,433,041	$8,495,462
	PTT PCL	47,991,600	45,394,051
	Quality Houses PCL	20,628,147	1,170,699
	Regional Container Lines PCL	428,500	298,351
	Rojana Industrial Park PCL	4,752,573	724,249
	RPCG Pcl	1,432,400	38,764
	Saha Pathana Inter-Holding PCL	2,248,100	4,105,175
	Saha Pathanapibul PCL	1,052,533	1,804,461
	Sahakol Equipment PCL	1,782,300	87,570
	Saha-Union PCL	1,568,500	1,184,823
	Sansiri PCL	50,878,666	1,751,210
	SC Asset Corp. PCL	8,741,653	863,600
	SCB X PCL	2,709,600	7,546,442
*	Seafresh Industry PCL	2,006,200	163,406
	Sena Development PCL	1,331,366	142,721
	Siam Cement PCL	1,841,600	15,677,309
	Siam City Cement PCL	64,600	256,295
	Siamgas & Petrochemicals PCL	444,700	121,515
*	Singha Estate PCL	547,000	26,013
	Sino-Thai Engineering & Construction PCL	1,802,900	554,228
	SNC Former PCL	95,000	40,935
	Somboon Advance Technology PCL	1,478,500	827,432
	SPCG PCL	1,667,100	600,086
	Sri Trang Agro-Industry PCL	2,843,999	1,434,703
	Sri Trang Gloves Thailand PCL	1,207,400	352,132
	Srithai Superware PCL	8,789,600	381,052
	Star Petroleum Refining PCL	1,199,500	375,041
*	STP & I PCL	5,500,900	664,849
	Supalai PCL	7,535,600	4,157,845
	Super Energy Corp. PCL	107,262,009	1,972,764
	Susco PCL	126,100	15,241
	Syntec Construction PCL	5,229,800	215,733
	Tata Steel Thailand PCL	2,480,900	65,836
	Thai Oil PCL	4,627,474	6,626,309
	Thai Stanley Electric PCL, NVDR	31,300	149,674
	Thai Stanley Electric PCL, Class F	170,100	813,405
	Thai Union Group PCL, Class F	5,396,200	2,552,065
	Thai Wacoal PCL	79,300	70,841
	Thai Wah PCL, Class F	204,900	29,071
	Thaicom PCL	4,075,500	1,231,431
	Thanachart Capital PCL	1,133,300	1,191,067
	Thitikorn PCL	1,125,800	264,737
	Thoresen Thai Agencies PCL	5,443,500	1,072,681
	TMBThanachart Bank PCL	83,303,496	2,976,688
	TPI Polene PCL	40,812,440	1,898,004
	TPI Polene Power PCL	4,810,799	424,705
	True Corp. PCL	50,603,500	6,594,676
*	TTCL PCL	150,400	17,071
*	Unique Engineering & Construction PCL	979,600	115,308
	Univentures PCL	3,231,600	254,724
	WHA Corp. PCL	446,600	46,232

TOTAL THAILAND			232,838,611

TURKEY — (0.9%)
#	Akbank TAS	17,568,303	13,810,676
*	Albaraka Turk Katilim Bankasi AS	6,719,355	826,913
*	Anadolu Anonim Turk Sigorta Sirketi	1,923,498	981,297
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	609,446	1,568,185
#	Arcelik AS	240,237	1,015,348

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	213,904	$610,428
#	Dogan Sirketler Grubu Holding AS	4,313,267	1,379,790
#	Enka Insaat ve Sanayi AS	4,938,356	4,974,144
#	Eregli Demir ve Celik Fabrikalari TAS	5,022,025	8,003,341
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,178,710	791,396
	GSD Holding AS	2,285,068	727,553
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	128,429	66,600
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	71,559	37,119
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,216,798	1,424,579
#	KOC Holding AS	2,486,011	7,416,041
# *	Sekerbank Turk AS	3,403,419	371,378
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	284,783	353,122
*	TAV Havalimanlari Holding AS	232,992	981,344
*	Turk Hava Yollari AO	2,396,860	13,045,569
# *	Turkiye Halk Bankasi AS	2,755,612	1,220,283
#	Turkiye Is Bankasi AS, Class C	14,195,922	7,111,418
# *	Turkiye Sinai Kalkinma Bankasi AS	8,645,187	1,398,678
#	Turkiye Sise ve Cam Fabrikalari AS	3,620,489	6,455,628
# *	Turkiye Vakiflar Bankasi TAO, Class D	3,194,766	1,469,974
#	Vestel Elektronik Sanayi ve Ticaret AS	399,445	989,942
#	Yapi ve Kredi Bankasi AS	14,660,135	7,258,862

TOTAL TURKEY			84,289,608

UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Commercial Bank PJSC	12,095,406	31,135,582
	Abu Dhabi National Insurance Co. PSC	10,000	16,280
	Agthia Group PJSC	425,152	517,105
	Air Arabia PJSC	2,062,307	1,145,434
*	Ajman Bank PJSC	2,397,072	482,074
	Aldar Properties PJSC	13,524,597	15,908,591
	Amanat Holdings PJSC	2,571,576	644,350
*	Amlak Finance PJSC	1,770,764	283,176
	Dana Gas PJSC	11,352,511	2,906,303
*	Deyaar Development PJSC	4,404,164	588,797
	Dubai Investments PJSC	6,735,943	3,997,381
*	Emaar Development PJSC	5,014,593	5,839,663
	Emaar Properties PJSC	20,549,179	33,921,653
	Emirates NBD Bank PJSC	4,610,960	16,649,898
*	Eshraq Investments PJSC	2,901,376	355,168
	Islamic Arab Insurance Co.	229,899	32,434
*	Manazel PJSC	1,193,679	130,990
	National Central Cooling Co. PJSC	173,865	150,673
*	RAK Properties PJSC	5,161,745	1,039,262
	Ras Al Khaimah Ceramics	640,230	501,917
*	SHUAA Capital PSC	2,175,952	231,268
*	Union Properties PJSC	3,928,839	275,963

TOTAL UNITED ARAB EMIRATES			116,753,962

UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	4,114	17,465

TOTAL COMMON STOCKS			9,655,759,281

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
	Banco ABC Brasil SA	560,876	2,243,287
Ω	Banco BMG SASeries B	147,500	71,101
	Banco Bradesco SA	8,377,265	32,208,399

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Banco do Estado do Rio Grande do Sul SA Class B	1,073,745	$2,425,826
	Cia Ferro Ligas da Bahia - FERBASA	11,805	119,867
	Eucatex SA Industria e Comercio	290,928	447,192
	Gerdau SA	151,720	756,324
	Grazziotin SA	6,400	42,695
	Marcopolo SA	2,532,543	1,412,007
	Petroleo Brasileiro SA	4,448,873	25,674,359
	Randon SA Implementos e Participacoes	176,900	340,410
	Unipar Carbocloro SA Class B	152,734	3,157,589
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,414,811	1,980,270

	TOTAL BRAZIL		70,879,326

	COLOMBIA — (0.0%)
	Grupo Argos SA	374,078	446,886
	Grupo Aval Acciones y Valores SA	269,461	29,463
	Grupo de Inversiones Suramericana SA	829,737	2,294,955

	TOTAL COLOMBIA		2,771,304

	PHILIPPINES — (0.0%)
*	Cebu Air, Inc., 6.000%	873,808	542,610

	SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	1,654	65,707

	TAIWAN — (0.0%)
	China Development Financial Holding Corp	4,894,167	1,149,424

	TOTAL PREFERRED STOCKS		75,408,371

	RIGHTS/WARRANTS — (0.0%)
	CHINA — (0.0%)
*	Zhong An Group Ltd. Rights 12/31/22	80,109	0

	INDONESIA — (0.0%)
*	Adhi Karya Persero Tbk PT Rights 11/08/22	8,251,783	2,645

	MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	61,748	5,746

	SOUTH KOREA — (0.0%)
# *	Kolon Global Corp. Rights 12/02/22	861	0

	TAIWAN — (0.0%)
*	Mercuries Life Insurance Co. Ltd. Rights 11/03/22	2,513,542	21,842
*	Shanghai Commercial & Savings Bank Ltd. Rights 10/31/22	108,567	31,671
*	Zeng Hsing Industrial Co. Ltd. 10/25/22	7,359	3,997

	TOTAL TAIWAN		57,510

	THAILAND — (0.0%)
*	Pstc W2 Warrants 10/28/23	1,146,080	0
*	Thai Union Group PCL Rights 11/30/22	153,013	0

	TOTAL RIGHTS/WARRANTS.		65,901

	TOTAL INVESTMENT SECURITIES (Cost $10,057,793,951)		9,731,233,553

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@ §	The DFA Short Term Investment Fund	17,667,347	$204,252,200

TOTAL INVESTMENTS — (100.0%) (Cost $10,262,128,455)			$9,935,485,753

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2022, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/16/22	$31,358,076	$27,742,000	$(3,616,076)
S&P 500® Emini Index	221	12/16/22	41,423,830	42,907,150	1,483,320

Total Futures Contracts			$72,781,906	$70,649,150	$(2,132,756)

Summary of the Fund’s investments as of October 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$439,385,473	$946,303	—	$440,331,776
Chile	—	53,080,525	—	53,080,525
China	134,285,528	2,300,064,871	$13,585,897	2,447,936,296
Colombia	4,546,580	9,995	—	4,556,575
Czech Republic	—	12,356,491	—	12,356,491
Greece	40,841	30,851,564	—	30,892,405
Hong Kong	—	425,561	—	425,561
Hungary	—	19,035,517	—	19,035,517
India	97,336,595	1,709,490,833	25,896	1,806,853,324
Indonesia	—	228,487,269	413,954	228,901,223
Malaysia	—	195,612,456	544	195,613,000
Mexico	281,171,954	7,816,466	—	288,988,420
Philippines	—	96,354,080	12,434	96,366,514
Poland	—	61,964,407	—	61,964,407
Qatar	—	71,921,044	—	71,921,044
Saudi Arabia	463,943	414,877,508	—	415,341,451
South Africa	41,737,706	321,971,020	—	363,708,726
South Korea	149,048,720	993,102,735	1,400,974	1,143,552,429
Taiwan	24,522,673	1,514,956,130	555,148	1,540,033,951
Thailand	225,292,169	7,546,442	—	232,838,611
Turkey	—	84,289,608	—	84,289,608
United Arab Emirates	—	116,753,962	—	116,753,962

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
United Kingdom	—	$17,465	—		$17,465
Preferred Stocks
Brazil	$70,808,225	71,101	—		70,879,326
Colombia	2,771,304	—	—		2,771,304
Philippines	—	542,610	—		542,610
South Korea	—	65,707	—		65,707
Taiwan	—	1,149,424	—		1,149,424
Rights/Warrants
Indonesia	—	2,645	—		2,645
Malaysia	—	5,746	—		5,746
Taiwan	—	57,510	—		57,510
Securities Lending Collateral	—	204,252,200	—		204,252,200
Futures Contracts**	(2,132,756)	—	—		(2,132,756)

TOTAL	$1,469,278,955	$8,448,079,195	$15,994,847	^	$9,933,352,997

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2022 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the five years in the period ended October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2022

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: January 4, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: January 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date: January 4, 2023

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date: January 4, 2023

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional Emerging Markets Value Fund

Date: January 3, 2023